UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	August 31, 2008

Date of reporting period:	February 29, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Semiannual Report

February 29, 2008

Columbia Tax-Exempt

Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	28

Statement of Operations	30

Statement of Changes in Net Assets	31

Financial Highlights	34

Notes to Financial Statements	44

Board Consideration and Re-Approval of Investment Advisory Agreements	51

Summary of Management Fee Evaluation by Independent Fee Consultant	54

Important Information About This Report	61

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this financial report for your Columbia Fund. This document provides information that can help support your investment decision-making. We understand that many factors drove your decision to invest in Columbia funds. Columbia Management's commitment is to honor that decision by providing investment solutions designed to exceed expectations. As we review the past six months and look forward to those ahead, we hope you will consider how we might support your investment needs beyond the services we provide currently. Some of the many advantages we bring to the table as the Fund's investment manager include:

■  Broad and deep investment expertise, including dedicated portfolio management, research and trading

■  Strategically positioned investment disciplines and processes

■  Comprehensive compliance and risk management

■  A team-driven culture that draws upon multiple sources to pursue consistent and superior performance

■  A comprehensive array of investment solutions, including equity, fixed-income and cash strategies

Working for you, and with you

Team approach—Rather than rely on the talent or judgment of one individual, Columbia Management takes a team-oriented approach to investing. We draw from the diverse experiences and insights of our people—including portfolio managers, research analysts and traders—to bring multiple investment perspectives and deep expertise to all of our investment management activities.

Client focus—At Columbia Management, our philosophy and culture are anchored in focused solutions and personal service. We are committed to putting our clients' interests first and we understand the premium our clients place on reliability—whether it's related to service, investment performance or risk management. Columbia Management is committed to maintaining high standards of reliability on all counts.

While our asset management capabilities are multifaceted and our investment professionals are multitalented, ultimately, everything we do at Columbia Management has a single purpose: to help investors pursue their most important financial goals. We are honored that you've chosen to invest with us and look forward to providing the investment solutions and services necessary to sustain a lasting relationship.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Understanding Your Expenses – Columbia Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

  If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/07 – 02/29/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,015.71	1,023.87	1.00	1.01	0.20
Trust Class Shares	1,000.00	1,000.00	1,015.22	1,023.37	1.50	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,015.02	1,023.12	1.75	1.76	0.35
Adviser Class Shares	1,000.00	1,000.00	1,014.52	1,022.63	2.25	2.26	0.45
Investor Class Shares	1,000.00	1,000.00	1,013.92	1,022.13	2.75	2.77	0.55
Daily Class Shares	1,000.00	1,000.00	1,012.68	1,020.89	4.00	4.02	0.80
Class A Shares	1,000.00	1,000.00	1,013.38	1,021.63	3.25	3.27	0.65
Institutional Class Shares	1,000.00	1,000.00	1,015.51	1,023.67	1.20	1.21	0.24
Retail A Shares	1,000.00	1,000.00	1,015.32	1,023.42	1.45	1.46	0.29
G-Trust Shares	1,000.00	1,000.00	1,015.71	1,023.87	1.00	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds – 100.4%
	Par ($)	Value ($)
Alabama – 1.2%
AL Deutsche Bank Spears/Lifers Trust
Series 2008,
Insured: MBIA, LIQ FAC: Deutsche Bank AG 3.220% 02/01/30 (a)	1,035,000	1,035,000
AL Eclipse Funding Trust
Series 2006,
Insured: XLCA, LIQ FAC: U.S. Bank N.A. 3.200% 08/01/32 (a)	13,780,000	13,780,000
AL Foley Public Park & Recreation Board
YMCA of Mobile,
Series 2002, LOC: Regions Bank 3.210% 10/01/22 (a)	1,835,000	1,835,000
AL Fultondale
Series 2005 B,
LOC: Allied Irish Bank PLC 3.180% 11/01/33 (a)	11,750,000	11,750,000
AL Houston County Health Care Authority
Series 2003,
Insured: MBIA, SPA: Merrill Lynch Capital Services, GTY AGMT: Merrill Lynch Capital Services 3.520% 10/01/19 (a)	21,380,000	21,380,000
AL Jefferson County Sewer Authority
Series 1999 A,
Insured: FGIC, Pre-refunded 02/01/09 5.750% 02/01/38	7,640,000	7,974,621
AL Jefferson County
YMCA of Birmingham,
Series 2005, LOC: AmSouth Bank 3.160% 09/01/25 (a)	4,750,000	4,750,000
AL Public School & College Authority
Series 2002 A,
5.000% 02/01/09	3,995,000	4,109,164
Series 2008,
LIQ FAC: Citibank N.A. 3.210% 12/01/25 (a)	4,125,000	4,125,000

	Par ($)	Value ($)
AL Scottsboro Solid Waste Disposal Authority
Series 2003,
LOC: Regions Bank 3.180% 11/01/18 (a)	4,355,000	4,355,000
AL Tuscaloosa County Education Board
Series 2003,
LOC: Regions Bank 3.180% 02/01/16 (a)	4,300,000	4,300,000
AL Vestavia Hills
Series 2007,
SPA: Bank of New York 3.190% 02/01/28 (a)	14,570,000	14,570,000
Alabama Total		93,963,785
Alaska – 1.2%
AK Housing Finance Corp.
Series 2000 B,
2.600% 12/01/30 (b)	35,000,000	35,000,000
Series 2001 A,
Insured: MBIA 3.150% 12/01/30 (b)	23,455,000	23,455,000
Series 2007 B,
SPA: Landesbank Baden-Wurttemburg 3.100% 12/01/41 (a)	20,000,000	20,000,000
AK Morgan Keegan Municipal Products, Inc.
Series 2007 C-1,
SPA: Lloyds TSB Bank PLC, GIC: Citigroup Financial Products 3.240% 02/01/19 (a)	12,855,000	12,855,000
Alaska Total		91,310,000
Arizona – 1.9%
AZ Health Facilities Authority Hospital
Series 2007,
LIQ FAC: BNP Paribas 3.260% 02/01/42 (a)	12,530,000	12,530,000
AZ Health Facilities Authority
Banner Health System,
Series 2005 A, Insured: MBIA 3.450% 01/01/29 (a)	113,115,000	113,115,000

See Accompanying Notes to Financial Statements.

2

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
AZ Lehman Municipal Trust Receipts
Series 2008,
LIQ FAC: Lehman Liquidity Co. 3.550% 07/01/26 (a)	23,225,000	23,225,000
AZ Tempe Industrial Development Authority
Centers for Habilitation,
Series 2001, LOC: Wells Fargo Bank N.A. 3.260% 12/01/21 (a)	2,200,000	2,200,000
Arizona Total		151,070,000
Arkansas – 0.1%
AR Little Rock Metrocentre Improvement District No. 1
Wehco Media, Inc.,
Series 1985, LOC: Bank of New York 3.600% 12/01/25 (a)	6,300,000	6,300,000
Arkansas Total		6,300,000
California – 0.4%
CA Los Angeles Regional Airports Improvement Corp.
LAX Two Corp,
Series 1985 LAX-2, LOC: Societe Generale 3.950% 12/01/25 (a)	30,100,000	30,100,000
California Total		30,100,000
Colorado – 3.0%
CO Colorado Springs
Fine Arts Center,
Series 2006, LOC: Wells Fargo Bank N.A. 3.160% 07/01/21 (a)	8,000,000	8,000,000
CO Educational & Cultural Facilities Authority
Madlyn & Leonard Abramson,
Series 2005 B-3, LOC: National City Bank 3.500% 12/01/34 (a)	2,515,000	2,515,000
Oaks Christian School,
Series 2006, LOC: U.S. Bank N.A. 3.600% 05/01/33 (a)	10,600,000	10,600,000
Series 2007:
Insured: FGIC, LOC: Rabobank N.A. 3.310% 03/01/35 (a)	23,165,000	23,165,000

	Par ($)	Value ($)
LOC: Sovereign Bank, LOC: Banco Santander 2.980% 11/01/38 (a)	10,000,000	10,000,000
CO Erie Certificates of Participation
Series 2005,
LOC: KeyBank N.A. 3.050% 11/01/35 (a)	4,240,000	4,240,000
CO Harvest Junction Metropolitan District
Series 2006,
LOC: U.S. Bank N.A. 3.020% 12/01/36 (a)	4,000,000	4,000,000
CO Health Facilities Authority
Crossroads at Delta Alf,
Series 2004 A, LOC: U.S. Bank N.A. 3.250% 11/01/28 (a)	3,800,000	3,800,000
Plan de Salud Del Valle,
Series 2005, LOC: KeyBank N.A. 3.040% 06/01/30 (a)	10,585,000	10,585,000
Series 2006 A,
LOC: U.S. Bank N.A. 3.210% 07/01/32 (a)	8,260,000	8,260,000
Series 2007,
LOC: Allied Irish Banks PLC 3.040% 06/01/37 (a)	5,300,000	5,300,000
CO Housing & Finance Authority
Series 2002 C4,
SPA: FHLMC 3.250% 10/01/32 (a)	11,150,000	11,150,000
CO Kipling Ridge Metropolitan District
Series 2005,
LOC: U.S. Bank N.A. 3.050% 12/01/23 (a)	10,970,000	10,970,000
CO Lafayette Exemplatory Improvement District
Series 2002,
LOC: Wells Fargo Bank N.A. 3.000% 12/01/22 (a)	2,860,000	2,860,000
CO Puttable Floating Option Tax-Exempt Receipts
Series 2007:
LIQ FAC: Merrill Lynch Capital Services 3.210% 07/15/24 (a)	9,245,000	9,245,000
SPA: Merrill Lynch Capital Services
4.060% 12/01/24 (a)	74,995,000	74,995,000
CO Regional Transportation District
Series 2007,
Insured: AMBAC, LIQ FAC: Citigroup Financial Products 3.740% 11/01/36 (a)(c)	20,595,000	20,595,000

See Accompanying Notes to Financial Statements.

3

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CO Westminster Economic Development Authority
Series 2006,
LOC: DEPFA Bank PLC 3.000% 12/01/28 (a)	5,840,000	5,840,000
Tax Increment Revenue,
Series 2005, LOC: DEPFA Bank PLC 3.000% 12/01/28 (a)	9,050,000	9,050,000
Colorado Total		235,170,000
Connecticut – 1.5%
CT Health & Educational Facilities Authority
Series 2005 A,
LIQ FAC: Helaba 3.170% 07/01/35 (a)	109,975,000	109,975,000
CT South Central Regional Water Authority Water System Revenue
Series 2003 B,
Insured: MBIA, SPA: JPMorgan Chase Bank 7.000% 08/01/32 (a)	3,550,000	3,550,000
Connecticut Total		113,525,000
Delaware – 3.3%
DE BB&T Municipal Trust
Series 2007,
LIQ FAC: Branch Banking & Trust:
3.250% 04/01/22 (a)	16,820,000	16,820,000
3.250% 06/01/22 (a)	10,465,000	10,465,000
3.250% 08/15/26 (a)	102,130,000	102,130,000
DE Economic Development Authority Revenue
Hospital Billing & Collection,
Series 1985 A, LOC: JPMorgan Chase Bank 3.200% 12/01/15 (a)	12,000,000	12,000,000
DE GS Pool Trust
Series 2006,
LIQ FAC: Goldman Sachs 3.310% 01/01/28 (a)	60,780,000	60,780,000
DE Kent County
Charter School, Inc.,
Series 2002, LOC: Wachovia Bank N.A. 3.400% 11/01/22 (a)	3,665,000	3,665,000

	Par ($)	Value ($)
DE Lehman Municipal Trust Receipts
Series 2008,
LIQ FAC: Lehman Liquidity Co. 4.270% 05/15/34 (a)	42,625,000	42,625,000
DE New Castle County Student Housing Revenue
Series 2005,
LOC: Bank of New York 3.160% 08/01/31 (a)	12,515,000	12,515,000
Delaware Total		261,000,000
District of Columbia – 0.3%
DC Deutsche Bank Spears/Lifers Trust
Series 2007,
Insured: AMBAC, LIQ FAC: Deutsche Bank AG 3.310% 10/01/24 (a)	5,265,000	5,265,000
Series 2008,
Insured: MBIA, LIQ FAC: Deutsche Bank AG 3.220% 10/01/29 (a)	2,090,000	2,090,000
DC Revenue
Washington Drama Society,
Series 2008, LOC: JPMorgan Chase Bank 3.150% 07/01/47 (a)	15,000,000	15,000,000
DC State
Series 2003 D-2,
Insured: FSA, SPA: DEPFA Bank PLC 2.870% 06/01/26 (a)	4,495,000	4,495,000
District of Columbia Total		26,850,000
Florida – 6.1%
FL Alachua County Health Facilities Authority
Meridian Behavioral Health,
Series 2003, LOC: Wachovia Bank N.A. 3.400% 07/01/18 (a)	3,300,000	3,300,000
FL Bay Medical Center Hospital Revenue
Board of Trustees Bay Medical Center,
Series 2007 B, LOC: Regions Bank 3.080% 10/01/37 (a)	74,090,000	74,090,000
FL Broward County School Board Certificates of Participation
Series 2006,
Insured: FSA, LIQ FAC: Citigroup Financial Products 3.240% 07/01/23 (a)	19,665,000	19,665,000

See Accompanying Notes to Financial Statements.

4

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Collier County Industrial Development Authority
YMCA of Collier County,
Series 2004, LOC: SunTrust Bank 3.300% 09/01/29 (a)	4,635,000	4,635,000
FL Deutsche Bank Spears/Lifers Trust
Series 2007,
Insured: FGIC, LIQ FAC: Deutsche Bank AG 3.200% 11/01/27 (a)	11,480,000	11,480,000
Series 2008:
Insured: FSA, LIQ FAC: Deutsche Bank AG 3.220% 07/01/22 (a)	5,585,000	5,585,000
Insured: MBIA, LIQ FAC: Deutsche Bank AG 3.220% 10/01/24 (a)	1,080,000	1,080,000
FL Development Finance Corp.
Central Florida Community College Foundation,
Series 2003 A-1, LOC: SunTrust Bank 3.350% 06/01/23 (a)	1,755,000	1,755,000
FL Eclipse Funding Trust
Series 2006,
Insured: XLCA, LIQ FAC: U.S. Bank N.A., LOC: U.S. Bank N.A.: 3.200% 07/01/35 (a)	18,585,000	18,585,000
3.260% 05/01/31 (a)	3,945,000	3,945,000
Series 2007,
Insured: FGIC, LIQ FAC: U.S. Bank N.A., LOC: U.S. Bank N.A. 3.260% 05/01/32 (a)	4,670,000	4,670,000
FL Fiu Athletics Finance Corp.
Series 2007 A,
LOC: Regions Bank 3.160% 03/01/33 (a)	14,000,000	14,000,000
FL Gulfstream Park Community Development District
Series 2008,
LIQ FAC: Goldman Sachs 3.220% 05/01/39 (a)	12,055,000	12,055,000
FL Higher Educational Facilities Financing Authority
Southeastern University, Inc.,
Series 2005, LOC: Regions Bank 3.160% 12/02/30 (a)	19,165,000	19,165,000

	Par ($)	Value ($)
FL Highlands County Health Facilities Authority
Adventist Health Systems,
Series 2003 B, LOC: SunTrust Bank 2.970% 11/15/09 (a)	3,425,000	3,425,000
FL Jacksonville Industrial Development Revenue
Series 1993,
LOC: Northern Trust Co. 3.050% 07/01/13 (a)	800,000	800,000
FL Local Governmental Financing Commission
0.900% 06/12/08	19,849,000	19,849,000
0.950% 03/04/08	5,000,000	5,000,000
1.000% 08/13/08	56,155,000	56,155,000
FL Manatee County School District
Series 2007,
4.000% 10/09/08	26,000,000	26,126,840
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Community,
Series 2002, LOC: Northern Trust Co. 3.050% 04/01/32 (a)	5,695,000	5,695,000
FL Miami-Dade County School Board
Series 2007-1,
Insured: FSA, LIQ FAC: Bayerische Landesbank 3.210% 05/01/32 (a)	18,315,000	18,315,000
FL Miami-Dade County Water & Sewer Revenue
Series 2008,
Insured: MBIA, LIQ FAC: Morgan Stanley 3.310% 10/01/26 (a)	12,695,000	12,695,000
FL Municipal Power Agency Authority
1.300% 06/06/08	7,224,000	7,224,000
1.810% 06/04/08	17,120,000	17,120,000
FL North Broward Hospital District
Series 2005 B,
Insured: CIFG, SPA: Citibank N.A. 3.700% 01/15/31 (a)	3,990,000	3,990,000
FL Palm Beach County
Zoological Society, Inc.,
Series 2001, LOC: Northern Trust Co. 3.050% 05/01/31 (a)	3,900,000	3,900,000

See Accompanying Notes to Financial Statements.

5

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Pinellas County Health Facilities Authority
Bayfront Medical Center, Inc.,
Series 2004, LOC: SunTrust Bank 3.700% 07/01/34 (a)	3,190,000	3,190,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Merrill Lynch Capital Services 2.960% 12/01/37 (a)	14,715,000	14,715,000
FL Sunshine State Governmental Financing Commission
0.750% 06/05/08	10,000,000	10,000,000
1.250% 06/10/08	7,300,000	7,300,000
1.400% 07/10/08	12,500,000	12,500,000
3.150% 03/07/08	22,137,000	22,137,000
3.370% 03/12/08	10,000,000	10,000,000
Series 2008 H, AMT,
SPA: JPMorgan Chase Bank 1.200% 06/10/08 (a)	8,300,000	8,300,000
FL Titusville City
Series 1998 A, LOC: SunTrust Bank 3.300% 01/01/25 (a)	3,100,000	3,100,000
FL West Palm Beach Community Redevelopment Agency
Series 2008,
Insured: FGIC, LIQ FAC: Morgan Stanley 3.310% 03/01/26 (a)	6,300,000	6,300,000
Florida Total		471,846,840
Georgia – 4.5%
GA BB&T Municipal Trust
Series 2007,
LIQ FAC: Branch Banking & Trust 3.270% 03/15/22 (a)	10,380,000	10,380,000
GA City of Atlanta Tax Allocation
Series 2006,
LIQ FAC: AIG Global Real Estate, LOC: Wachovia Bank N.A. 3.350% 12/01/24 (a)	29,000,000	29,000,000
GA Clarke County School District
Series 2007,
5.000% 09/01/08	3,640,000	3,711,041
GA Clayton County Housing Authority
Multi-Family Housing Revenue:
Series 1990 A, Insured: FSA 3.040% 01/01/21 (a)	5,300,000	5,300,000

	Par ($)	Value ($)
Series 1990 B, Insured: FSA 3.040% 01/01/21 (a)	5,055,000	5,055,000
Series 1990 C, Insured: FSA 3.040% 01/01/21 (a)	6,955,000	6,955,000
Series 1990 D, Insured: FSA 3.040% 01/01/21 (a)	2,215,000	2,215,000
Series 1990 F, Insured: FSA 3.040% 01/01/21 (a)	3,945,000	3,945,000
GA Cobb County Development Authority
North Cobb Christian School,
Series 1998 A, LOC: Branch Banking & Trust 3.180% 03/01/22 (a)	6,325,000	6,325,000
YMCA of Cobb County,
Series 2003, LOC: SunTrust Bank
3.180% 12/01/25 (a)	2,675,000	2,675,000
GA Cobb County Hospital Authority
Wellstar Cobb Hospital, Inc.,
Series 2004, LOC: SunTrust Bank 3.160% 04/01/34 (a)	25,000,000	25,000,000
GA Columbus Development Authority
Foundation Properties, Inc.,
Series 2004, LOC: Columbus Bank & Trust 3.230% 12/01/33 (a)	5,835,000	5,835,000
GA Columbus Hospital Authority
St. Francis Hospital, Inc.,
Series 2000 A, LOC: Columbus Bank & Trust 3.220% 01/01/31 (a)	9,545,000	9,545,000
GA DeKalb County Hospital Authority
DeKalb Medical Center, Inc.,
Series 2003 B, Insured: FSA, SPA: Wachovia Bank N.A. 3.350% 09/01/31 (a)	25,065,000	25,065,000
GA Deutsche Bank Spears/Lifers Trust
Series 2008,
Insured: FSA, LIQ FAC: Deutsche Bank AG 3.220% 01/01/33 (a)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

6

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Douglas County Development Authority
Colonial Hills School Property,
Series 2004, LOC: Branch Banking & Trust 3.180% 06/01/24 (a)	2,790,000	2,790,000
GA Fulton County Development Authority
Mt. Vernon Presbyterian School,
Series 2005, LOC: Branch Banking & Trust 3.180% 08/01/35 (a)	5,000,000	5,000,000
Piedmont Healthcare, Inc.,
Series 2007, LOC: SunTrust Bank 3.250% 06/01/37 (a)	9,000,000	9,000,000
Weber School,
Series 2006, LOC: Branch Banking & Trust 3.180% 12/01/30 (a)	4,200,000	4,200,000
GA Main Street Natural Gas, Inc.
Series 2007, LIQ FAC: Morgan Stanley 3.330% 09/15/28 (a)	32,000,000	32,000,000
GA Municipal Electrical Authority
2.350% 04/08/08	38,100,000	38,100,000
GA Ports Authority Revenue
Series 2007,
LOC: SunTrust Bank 3.250% 09/01/12 (a)	11,500,000	11,500,000
GA Private Colleges & Universities Authority
Mercer University:
Series 2003, LOC: Branch Banking & Trust 3.170% 10/01/32 (a)	6,900,000	6,900,000
Series 2006 C, LOC: Branch Banking & Trust Co. 3.170% 10/01/31 (a)	8,700,000	8,700,000
Series 2000,
LIQ FAC: Societe Generale 3.200% 11/01/30 (a)(c)	34,435,000	34,435,000
GA Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: HELABA 3.860% 09/15/28 (a)	32,735,000	32,735,000
GA State
Series 1995 B,
6.650% 03/01/09	6,880,000	7,175,978
Series 1999 D,
5.800% 11/01/08	5,000,000	5,115,650

	Par ($)	Value ($)
Series 2000 A,
5.800% 03/01/09	4,380,000	4,532,030
Series 2006,
LIQ FAC: Wells Fargo Bank N.A. 3.220% 10/01/26 (a)	5,545,000	5,545,000
Georgia Total		353,734,699
Hawaii – 0.1%
HI Department of Budget & Finance
Series 2006 4G,
LIQ FAC: Goldman Sachs 3.220% 07/01/30 (a)	8,000,000	8,000,000
Hawaii Total		8,000,000
Idaho – 0.1%
ID Boise County Housing Authority
Series 2002,
LOC: KeyBank N.A. 3.050% 03/01/33 (a)	1,300,000	1,300,000
ID Boise County Urban Renewal Agency
Series 2004 A,
LOC: KeyBank N.A. 3.050% 03/01/24 (a)	6,555,000	6,555,000
Idaho Total		7,855,000
Illinois – 9.5%
IL Bolingbrook
Series 2004,
LOC: Harris Trust & Savings Bank 2.420% 12/01/29 (a)	22,575,000	22,575,000
IL Chicago Board of Education
Series 2004 E,
Insured: FSA, SPA: DEPFA Bank PLC 3.070% 03/01/15 (a)	6,020,000	6,020,000
Series 2005 D-2,
Insured: CIFG, SPA: DEPFA Bank PLC 4.000% 03/01/36 (a)	107,535,000	107,535,000
Series 2006,
Insured: AMBAC, LIQ FAC: Dexia Credit Local 3.200% 12/01/31 (a)	10,325,000	10,325,000
IL Chicago O'Hare International Airport Revenue
Series 2005 C,
Insured: CIFG, SPA: DEPFA Bank PLC 3.550% 01/01/35 (a)	66,475,000	66,475,000

See Accompanying Notes to Financial Statements.

7

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2005,
Insured: FGIC, LIQ FAC: Deutsche Bank AG: 3.200% 01/01/33 (a)	8,690,000	8,690,000
3.310% 01/01/33 (a)	7,135,000	7,135,000
IL Chicago Tax Increment
Series 1997 A,
LOC: Northern Trust Co. 3.200% 12/01/11 (a)	660,000	660,000
Series 1997 B,
LOC: Northern Trust Co. 3.200% 12/01/14 (a)	385,000	385,000
IL Chicago Water Revenue
Series 1999,
LOC: Bank One N.A. 3.150% 11/01/30 (a)	5,000,000	5,000,000
IL Chicago
Series 2003 B1,
Insured: FSA, SPA: DEPFA Bank PLC 3.000% 01/01/34 (a)	23,825,000	23,825,000
IL DeKalb Tax Increment Revenue
Series 2003,
LOC: Northern Trust Co. 3.090% 01/01/13 (a)	2,795,000	2,795,000
IL Deutsche Bank Spears/Lifers Trust
Series 2007:
Insured: AMBAC, LIQ FAC: Deutsche Bank AG 3.200% 01/01/23 (a)	10,080,000	10,080,000
Insured: FGIC, LIQ FAC: Deutsche Bank AG: 3.200% 12/01/25 (a)	4,585,000	4,585,000
3.200% 01/15/26 (a)	22,605,000	22,605,000
3.240% 12/01/31 (a)	6,730,000	6,730,000
3.310% 02/01/35 (a)	5,085,000	5,085,000
Series 2008,
Insured: FSA, LIQ FAC: Deutsche Bank AG: 3.220% 12/01/21 (a)	1,625,000	1,625,000
3.220% 01/01/33 (a)	15,550,000	15,550,000
IL Development Finance Authority
American Academy of Dermatology,
Series 2001, LOC: Bank One N.A. 4.100% 04/01/21 (a)	4,800,000	4,800,000
American College of Surgeons,
Series 1996, LOC: Northern Trust Co. 3.190% 08/01/26 (a)	11,000,000	11,000,000

	Par ($)	Value ($)
YMCA Metropolitan Chicago Project,
Series 2001, LOC: Harris Trust & Savings Bank 3.200% 06/01/29 (a)	34,500,000	34,500,000
IL Eclipse Funding Trust
Series 2007,
Insured: FGIC, LIQ FAC: U.S. Bank N.A. 3.200% 01/01/30 (a)	11,400,000	11,400,000
IL Educational Facilities Authority Revenue
University of Chicago,
Series 2001 B1, 3.450% 07/01/36 (b)	15,050,000	15,171,127
IL Educational Facilities Authority
Beverly Arts Center,
Series 2003, LOC: Fifth Third Bank 3.220% 10/01/28 (a)	4,865,000	4,865,000
St. Xavier University,
Series 2002 A, LOC: LaSalle Bank N.A. 3.000% 10/01/32 (a)	4,035,000	4,035,000
IL Finance Authority Revenue
Beloit Memorial Hospital, Inc.,
Series 2008 A, Insured: RAD, LOC: JPMorgan Chase Bank 3.780% 04/01/36 (a)	16,000,000	16,000,000
Benedictine University,
Series 2006, LOC: National City Bank 3.120% 03/01/26 (a)	6,400,000	6,400,000
North Shore Senior Center,
Series 1999, LOC: JPMorgan Chase Bank 3.040% 08/01/29 (a)	7,000,000	7,000,000
OSF Healthcare System,
Series 2007 F, Insured: FSA, SPA: National City Bank 3.050% 11/15/37 (a)	36,670,000	36,670,000
Riverside Health System,
Series 2004, LOC: JPMorgan Chase Bank 2.350% 11/15/29 (a)	5,625,000	5,625,000
Sacred Heart of Chicago,
Series 2008, LOC: Fifth Third Bank 3.010% 07/01/42 (a)	4,400,000	4,400,000

See Accompanying Notes to Financial Statements.

8

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Finance Authority
St. Francis Hospital,
Series 2005 B, LOC: JPMorgan Chase Bank 4.010% 05/15/35 (a)	29,995,000	29,995,000
IL Health Facilities Authority
Glenkirk,
Series 1997, LOC: Glenview State Bank, LOC: LaSalle National Bank 3.050% 02/15/21 (a)	1,670,000	1,670,000
University of Chicago Hospitals,
Series 1998, Insured: MBIA, SPA: JPMorgan Chase Bank 5.900% 08/01/26 (a)	53,565,000	53,565,000
Series 1985 C,
LOC: JPMorgan Chase Bank 3.200% 08/01/15 (a)	25,600,000	25,600,000
IL Joliet Regional Port District
Exxon Mobil Corp.,
Series 1989, 3.650% 10/01/24 (b)	6,825,000	6,825,000
IL Lehman Municipal Trust Receipts
Series 2008,
LIQ FAC: Lehman Liquidity Co. 4.760% 11/01/19 (a)	10,750,000	10,750,000
IL Metropolitan Pier & Exposition Authority
Series 2006,
Insured: FGIC, LIQ FAC: Dexia Credit Local 3.200% 06/15/29 (a)	32,545,000	32,545,000
IL Mount Morris Village Industrial Revenue
Pinecrest Village,
Series 2006, LOC: U.S. Bank N.A. 3.210% 02/01/31 (a)	9,705,000	9,705,000
IL Oak Forest
Series 1989,
LOC: Fifth Third Bank 3.200% 07/01/24 (a)	18,900,000	18,900,000
IL Peoria Heights Ltd.
Series 2001,
LOC: National City Bank 3.170% 09/01/36 (a)	2,580,000	2,580,000

	Par ($)	Value ($)
IL Toll Highway Authority
Series 2008 A1,
Insured: FSA, SPA: Dexia Credit Local 3.010% 01/01/31 (a)	30,000,000	30,000,000
Series 2008 A2,
Insured: FSA, SPA: Dexia Credit Local 3.250% 01/01/31 (a)	30,000,000	30,000,000
Illinois Total		741,681,127
Indiana – 2.7%
IN Angola Educational Facilities Revenue
Tri-State University, Inc.,
Series 2004, LOC: Fifth Third Bank 3.220% 09/01/15 (a)	800,000	800,000
IN Bond Bank Revenue
Series 2008 A,
3.000% 01/30/09	10,000,000	10,080,576
IN Center Grove 2000 Building Corp.
Series 2005,
Insured: FGIC, LIQ FAC: Deutsche Bank AG 3.310% 07/10/18 (a)	5,950,000	5,950,000
IN Deutsche Bank Spears/Lifers Trust
Series 2008:
Insured: CIFG, LIQ FAC: Deutsche Bank AG 3.220% 07/15/18 (a)	1,500,000	1,500,000
Insured: FSA,
LIQ FAC: Deutsche Bank AG: 3.220% 03/01/27 (a)	3,075,000	3,075,000
3.310% 07/15/27 (a)	5,285,000	5,285,000
IN Development Finance Authority
Greater Indianapolis Association,
Series 1996, LOC: National City Bank 3.120% 10/01/17 (a)	2,555,000	2,555,000
Indiana University Foundation,
Series 1998, LOC: National City Bank 3.450% 08/01/18 (a)	5,075,000	5,075,000
Rehabilitation Center, Inc.,
Series 2002, LOC: Old National Bank 3.260% 07/01/17 (a)	1,750,000	1,750,000
Series 2003,
LOC: KeyBank N.A. 3.100% 01/01/23 (a)	8,695,000	8,695,000

See Accompanying Notes to Financial Statements.

9

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Elkhart County
Hubbard Hill Estates, Inc.,
Series 2001, LOC: Fifth Third Bank 3.220% 11/01/21 (a)	2,370,000	2,370,000
IN Finance Authority Economic Development Revenue
Northside Christian Church,
Series 2007, LOC: National City Bank 3.120% 12/01/32 (a)	3,530,000	3,530,000
IN Finance Authority
University of Indiana,
Series 2006, LOC: KeyBank N.A. 3.090% 07/01/36 (a)	10,100,000	10,100,000
IN Fort Wayne Economic Development Revenue
St. Anne Home of Diocese,
Series 1998, LOC: Fifth Third Bank 3.160% 09/01/23 (a)	4,980,000	4,980,000
IN Franklin Community Multi-School Building Corp.
Series 2007,
Insured: FGIC, LIQ FAC: Goldman Sachs 3.750% 07/15/21 (a)	10,590,000	10,590,000
IN Health Facility Financing Authority
Community Hospital of Indiana,
Series 2005 B, LOC: National City Bank 3.120% 05/01/35 (a)	18,700,000	18,700,000
Southern Indiana Rehab Hospital,
Series 2001, LOC: Bank One Kentucky 3.450% 04/01/20 (a)	2,000,000	2,000,000
Union Hospital, Inc.,
Series 2002, LOC: Fifth Third Bank 3.220% 09/01/27 (a)	4,955,000	4,955,000
IN Henry County Economic Development Revenue
Henry County YMCA, Inc.,
Series 2004, LOC: U.S. Bank N.A. 3.250% 02/15/24 (a)	1,510,000	1,510,000
IN Indianapolis Local Public Improvement Bond Bank
Series 2007,
2.950% 01/08/09	44,650,000	44,650,000

	Par ($)	Value ($)
IN New Albany Economic Development Revenue
YMCA of Southern Indiana,
Series 2006, LOC: Regions Bank 3.190% 09/01/28 (a)	4,105,000	4,105,000
IN St. Joseph County Educational Facilities Revenue
University of Notre Dame Du Lac,
Series 2005, 2.850% 03/01/40 (b)	52,800,000	52,800,000
IN St. Joseph County Indiana Economic Development Revenue
Brothers of the Holy Cross,
Series 1997, LOC: Allied Irish Bank PLC 3.130% 09/01/17 (a)	3,755,000	3,755,000
Indiana Total		208,810,576
Iowa – 0.2%
IA Evansdale
Series 2005,
LOC: Wells Fargo Bank N.A. 3.210% 09/01/30 (a)	4,910,000	4,910,000
IA Finance Authority
Health Care Facilities Revenue,
Iowa Health System, Series 2005 A-3, Insured: FGIC, SPA: Citibank N.A. 7.000% 02/15/35 (a)	220,000	220,000
IA Higher Education Loan Authority
American Institute of Business,
Series 1998, LOC: Wells Fargo Bank N.A. 3.260% 11/01/13 (a)	860,000	860,000
IA School Cash Anticipation Program
Series 2008 B,
Insured: FSA, GIC: AIG Matched Funding Corp. 3.750% 01/23/09	10,500,000	10,651,905
Iowa Total		16,641,905
Kansas – 0.1%
KS Department Transportation Highway Revenue
Series 2000 B-2,
3.800% 09/01/20 (b)	2,700,000	2,700,000

See Accompanying Notes to Financial Statements.

10

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
KS University of Kansas Hospital Authority
Jayhawk Primary Care, Inc.,
Series 2004, LOC: Harris Trust & Savings Bank
3.750% 09/01/34 (a)	3,500,000	3,500,000
Kansas Total		6,200,000
Kentucky – 2.4%
KY BB&T Municipal Trust
Series 2007,
LIQ FAC: Branch Banking & Trust 3.210% 11/01/25 (a)	9,995,000	9,995,000
KY Christian County Industrial Building Revenue
Audubon Area Community Services,
Series 2004, LOC: Branch Banking & Trust 3.180% 01/01/29 (a)	1,500,000	1,500,000
KY Danville
1.000% 08/04/08	1,160,000	1,160,000
1.100% 08/04/08	30,590,000	30,590,000
KY Economic Development Finance Authority
Baptist Convalescent Center,
Series 1999, LOC: Fifth Third Bank 3.100% 12/01/19 (a)	4,000,000	4,000,000
Baptist Healthcare System,
Series 1999 B, Insured: MBIA, SPA: JPMorgan Chase Bank 8.000% 08/15/31 (a)	61,700,000	61,700,000
Harrison Memorial Hospital,
Series 2005, LOC: Fifth Third Bank 3.220% 11/01/35 (a)	8,000,000	8,000,000
KY Edmonson County Industrial Building Revenue
National Corvette Museum,
Series 2004, LOC: National City Bank 1.000% 07/01/13 (a)	2,385,000	2,385,000
KY Lexington Fayette Urban County Government
Anchor Baptist Church, Inc.,
Series 2007, LOC: Fifth Third Bank 3.220% 08/01/32 (a)	4,200,000	4,200,000
Roman Catholic Lexington:
Series 2005 A, LOC: Fifth Third Bank 3.220% 10/01/32 (a)	6,155,000	6,155,000

	Par ($)	Value ($)
Series 2005 B, LOC: Fifth Third Bank 3.220% 10/01/32 (a)	4,610,000	4,610,000
Series 2003,
LOC: Fifth Third Bank: 3.220% 09/01/22 (a)	4,400,000	4,400,000
3.220% 05/01/25 (a)	3,060,000	3,060,000
YMCA of Central Kentucky,
Series 1999, LOC: Bank One Kentucky N.A. 3.230% 07/01/19 (a)	1,540,000	1,540,000
KY Louisville & Jefferson County Metropolitan Government
Louisville Presbyterian,
Series 2007, LOC: National City Bank 3.170% 09/01/27 (a)	4,680,000	4,680,000
KY Morehead League of Cities Funding Trust
Series 2004 A,
LOC: U.S. Bank N.A. 3.200% 06/01/34 (a)	4,846,000	4,846,000
KY Puttable Floating Option Tax-Exempt Receipts
Series 2007,
Insured: FGIC, LIQ FAC: Dexia Credit Local 3.200% 11/01/17 (a)	9,220,000	9,220,000
KY Richmond City
Series 2006 A,
LOC: U.S. Bank N.A. 3.200% 03/01/36 (a)	19,915,000	19,915,000
KY Wilmore Industrial Building Revenue
Series 2006,
LOC: Regions Bank 3.190% 08/01/31 (a)	7,915,000	7,915,000
Kentucky Total		189,871,000
Louisiana – 1.6%
LA Bank of New York Municipal Certificates Trust
Series 2007-7,
LOC: Bank of New York, SPA: Bank of New York 3.000% 06/24/22 (a)	6,000,000	6,000,000
LA Deutsche Bank Spears/Lifers Trust
Series 2008,
Insured: AMBAC, LIQ FAC: Deutsche Bank AG 3.220% 12/01/18 (a)	2,530,000	2,530,000

See Accompanying Notes to Financial Statements.

11

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
LA Local Government Environmental Facilities & Community Development Authority
Academy of Sacred Heart,
Series 2004, LOC: Whitney National Bank, LOC: SunTust Bank 3.300% 01/01/24 (a)	4,000,000	4,000,000
LA New Orleans Aviation Board
Series 1993 B,
Insured: MBIA, LOC: Dexia Credit Local 3.300% 08/01/16 (a)	21,135,000	21,135,000
LA Offshore Terminal Authority
Loop LLC,
Series 2007 A, LOC: SunTrust Bank 3.250% 09/01/27 (a)	27,000,000	27,000,000
LA Public Facilities Authority
The Glen Retirement System,
Series 2001, LOC: AmSouth Bank 3.200% 09/01/16 (a)	2,690,000	2,690,000
Tiger Athletic Foundation,
Series 1999, LOC: Regions Bank 3.150% 09/01/28 (a)	36,200,000	36,200,000
LA Reset Option Certificates Trust II-R
Series 2006,
Insured: FSA, LIQ FAC: Citibank N.A. 3.220% 05/01/39 (a)	17,770,000	17,770,000
LA Upper Pontalba Building Restoration Corp.
Series 1996,
LOC: Bank One N.A. 3.900% 12/01/16 (a)	3,360,000	3,360,000
Louisiana Total		120,685,000
Maine – 0.1%
ME Eclipse Funding Trust
Series 2007,
Insured: FGIC, LIQ FAC: U.S. Bank N.A., LOC: U.S. Bank N.A. 3.260% 07/01/37 (a)	3,395,000	3,395,000

	Par ($)	Value ($)
ME Finance Authority
Erskine Academy,
Series 2004, LOC: KeyBank N.A. 3.090% 12/01/20 (a)	1,410,000	1,410,000
ME Health & Higher Educational Facilities Authority
Series 2003,
Insured: FSA 3.310% 07/01/11 (a)	2,670,000	2,670,000
Maine Total		7,475,000
Maryland – 0.7%
MD Baltimore County Economic Development Revenue
Torah Institution Baltimore,
Series 2004, LOC: Branch Banking & Trust 3.180% 07/01/24 (a)	3,595,000	3,595,000
MD Bel Air Economic Development Revenue
Harford Day School, Inc.,
Series 2007, LOC: Branch Banking & Trust 3.180% 10/01/33 (a)	4,195,000	4,195,000
MD Economic Development Corp.
Howard Hughes Medical Institute,
Series 2008 A, 2.850% 02/15/43 (b)	9,500,000	9,500,000
MD Health & Higher Educational Facilities Authority
Series 2003 B,
LOC: SunTrust Bank 3.250% 07/01/28 (a)	7,950,000	7,950,000
MD Industrial Development Financing Authority
Bethesda Cultural Alliance,
Series 2006, LOC: Branch Banking & Trust 3.180% 09/01/26 (a)	4,425,000	4,425,000
MD Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Bank of New York 3.200% 01/01/10 (a)	8,305,000	8,305,000
MD Stadium Authority Lease Revenue
Series 2007,
SPA: Dexia Credit Local 3.100% 03/01/26 (a)	14,000,000	14,000,000
MD State
Series 2003,
5.250% 03/01/09	4,000,000	4,151,583
Maryland Total		56,121,583

See Accompanying Notes to Financial Statements.

12

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Massachusetts – 4.7%
MA Eclipse Funding Trust
Series 2007,
Insured: AMBAC, LIQ FAC: U.S. Bank, N.A. 3.350% 08/01/37 (a)	50,000,000	50,000,000
MA Health & Educational Facilities Authority
1.080% 05/22/08	40,735,000	40,735,000
1.150% 05/21/08	17,262,000	17,262,000
MA Lehman Municipal Trust Receipts
Series 2007,
Insured: FSA, LIQ FAC: Bank of New York 4.150% 10/15/26 (a)	1,550,000	1,550,000
Series 2008 D,
LIQ FAC: Lehman Liquidity Co. 3.520% 10/01/42 (a)	27,920,000	27,920,000
Series 2008,
LIQ FAC: Lehman Liquidity Co. 3.520% 10/01/31 (a)	10,000,000	10,000,000
MA Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Dexia Credit Local 3.190% 07/01/34 (a)	56,305,000	56,305,000
MA State
1.470% 04/08/08	20,000,000	20,000,000
2.070% 04/04/08	10,000,000	10,000,000
3.030% 03/07/08	25,000,000	25,000,000
3.180% 03/12/08	27,000,000	27,000,000
Series 2005,
Insured: FGIC, LIQ FAC: Dexia Credit Local 3.190% 01/01/24 (a)	77,890,000	77,890,000
Massachusetts Total		363,662,000
Michigan – 3.1%
MI Clinton County Economic Development Corp.
Clinton Area Care Center, Inc.,
Series 1999, LOC: Citizens Bank, LOC: Northern Trust Co. 3.210% 02/01/21 (a)	8,725,000	8,725,000
MI Detroit Sewer Disposal Revenue
Series 2001 E,
Insured: FGIC, LIQ FAC: DEPFA Bank PLC 3.740% 07/01/31 (a)	52,000,000	52,161,256

	Par ($)	Value ($)
MI Deutsche Bank Spears/Lifers Trust
Series 2007,
Insured: MBIA, LIQ FAC: Deutsche Bank AG 3.310% 12/01/31 (a)	2,655,000	2,655,000
MI Fremont Hospital Finance Authority
Newaygo County General Hospital,
Series 2002, LOC: Fifth Third Bank 3.220% 11/01/27 (a)	5,040,000	5,040,000
MI Grand Rapids Public Schools
Series 2004,
LOC: Fifth Third Bank 3.220% 05/01/23 (a)	720,000	720,000
MI Higher Education Facilities Authority
Davenport University,
Series 2004, LOC: Fifth Third Bank 3.200% 06/01/34 (a)	14,345,000	14,345,000
Hope College:
Series 2002 B, LOC: Fifth Third Bank 3.070% 04/01/32 (a)	9,065,000	9,065,000
Series 2004, LOC: Bank One N.A 3.070% 04/01/34 (a)	9,110,000	9,110,000
MI Hospital Finance Authority
Henry Ford Health System,
Series 2007, LOC: JPMorgan Chase Bank 2.970% 11/15/42 (a)	17,100,000	17,100,000
Series 2003,
LOC: Fifth Third Bank 3.000% 12/01/32 (a)	8,100,000	8,100,000
MI Municipal Bond Authority
Series 2007 B-1,
4.500% 08/20/08	40,000,000	40,148,503
MI Oakland County Economic Development Corp.
Series 2007,
Insured: MBIA, SPA: JPMorgan Chase Bank 3.500% 11/01/37 (a)	46,390,000	46,390,000
MI Public Educational Facility Authority
West Michigan Academy,
Series 2003, LOC: Fifth Third Bank 3.220% 12/01/18 (a)	1,855,000	1,855,000

See Accompanying Notes to Financial Statements.

13

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MI Strategic Fund
Van Andel Research Institute,
Series 2007, 2.600% 08/01/08	30,000,000	30,000,000
Michigan Total		245,414,759
Minnesota – 0.1%
MN Community Development Agency
Series 1995 A,
LOC: U.S. Bank N.A. 3.210% 10/01/24 (a)	4,500,000	4,500,000
MN Midwest Consortium of Municipal Utilities
Series 2005 B,
LOC: U.S. Bank N.A. 3.160% 10/01/35 (a)	2,570,000	2,570,000
Minnesota Total		7,070,000
Mississippi – 0.9%
MS Business Finance Corp.
Gulf Ship LLC,
Series 2006, LOC: Regions Bank 3.180% 06/01/26 (a)	14,250,000	14,250,000
Mississippi College,
Series 2003, LOC: AmSouth Bank 3.160% 07/01/23 (a)	14,700,000	14,700,000
Petal Gas Storage LLC,
Series 2007, LOC: SunTrust Bank 3.250% 08/01/34 (a)	23,750,000	23,750,000
MS Lehman Municipal Trust Receipts
Series 2006,
LIQ FAC: Lehman Liquidity Co. 3.400% 11/01/26 (a)	12,640,000	12,640,000
MS University Educational Building Corp.
Series 2000,
Insured: MBIA, SPA: Regions Bank 5.000% 10/01/20 (a)	6,810,000	6,810,000
Mississippi Total		72,150,000

	Par ($)	Value ($)
Missouri – 1.0%
MO Desloge Industrial Development Authority
National Health Corp.,
Series 1989, LOC: Regions Bank 2.500% 12/01/10 (a)	870,000	870,000
MO Development Finance Board
Series 2003,
LOC: U.S. Bank N.A. 3.750% 06/01/33 (a)	2,870,000	2,870,000
Southeast Missouri State University,
Series 2003 B, LOC: U.S. Bank N.A. 3.000% 10/01/23 (a)	6,905,000	6,905,000
The Nelson Gallery Foundation,
Series 2001 B, Insured: MBIA, SPA: JPMorgan Chase Bank 4.750% 12/01/31 (a)	30,750,000	30,750,000
MO Dunklin County Industrial Development Authority
National Health Corp.,
Series 1989, LOC: Regions Bank 2.500% 12/01/10 (a)	855,000	855,000
MO Health & Educational Facilities Authority
Churchill Center & School,
Series 2006, LOC: National City Bank 3.120% 12/01/26 (a)	5,355,000	5,355,000
MO Kansas City Industrial Development Authority
Multi-Family Housing Revenue,
Timberlane Village Associates, Series 1986, LOC: Wachovia Bank N.A. 3.210% 06/01/27 (a)	18,400,000	18,400,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc.,
Series 2002, LOC: U.S. Bank N.A. 3.250% 11/01/32 (a)	3,925,000	3,925,000
MO SCA Tax Exempt Trust
Series 2005 PT-2521,
Insured: FSA, SPA: Merrill Lynch Capital Services 3.330% 01/01/30 (a)	8,220,000	8,220,000
Series 2005 PT-2525,
Insured: FSA, SPA: Merrill Lynch Capital Services 3.200% 01/01/30 (a)	2,655,000	2,655,000
Missouri Total		80,805,000

See Accompanying Notes to Financial Statements.

14

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Montana – 0.1%
MT Lehman Municipal Trust Receipts
Series 2008 D,
LIQ FAC: Lehman Liquidity Co. 3.550% 02/15/20 (a)	10,705,000	10,705,000
Montana Total		10,705,000
Nebraska – 0.3%
NE Central Plains Energy Project
Series 2007,
SPA: Wachovia Bank N.A. 3.350% 12/01/21 (a)	5,215,000	5,215,000
NE Lincoln Electrical Systems Revenue
3.030% 03/07/08	16,250,000	16,250,000
Nebraska Total		21,465,000
Nevada – 1.0%
NV Deutsche Bank Spears/Lifers Trust
Series 2007,
Insured: AMBAC, LIQ FAC: Deutsche Bank AG 3.310% 07/01/27 (a)	5,290,000	5,290,000
NV Eclipse Funding Trust
Series 2006,
Insured: XLCA, LIQ FAC: U.S. Bank N.A., LOC: U.S. Bank N.A. 3.200% 05/01/36 (a)	24,855,000	24,855,000
Series 2007,
Insured: XLCA, LIQ FAC: U.S. Bank N.A., LOC: U.S. Bank N.A. 3.260% 07/01/26 (a)	9,985,000	9,985,000
NV Las Vegas Valley Water District
1.550% 06/06/08	2,450,000	2,450,000
NV Las Vegas
Series 2006 C,
LOC: Lloyds TSB Bank PLC 3.800% 06/01/36 (a)	3,100,000	3,100,000
NV Reno Sales Tax Revenue
Series 2006 3G,
LIQ FAC: Goldman Sachs 3.220% 06/01/21 (a)	11,605,000	11,605,000
NV Tuckee Meadows Water Authority
1.150% 07/08/08	10,000,000	10,000,000
1.400% 07/08/08	7,500,000	7,500,000
Nevada Total		74,785,000

	Par ($)	Value ($)
New Hampshire – 0.2%
NH Health & Education Facilities Authority
Series 2004 A,
LOC: Citizens Bank 3.170% 12/01/34 (a)	5,000,000	5,000,000
United Church of Christ Retirement Community, Inc.,
Series 2006 B, LOC: Citizens Bank 2.850% 01/01/30 (a)	9,700,000	9,700,000
NH Manchester Housing Authority
Series 1990 A,
LOC: PNC Bank N.A. 3.030% 06/15/15 (a)	4,300,000	4,300,000
New Hampshire Total		19,000,000
New Jersey – 1.7%
NJ Deutsche Bank Spears/Lifers Trust
Series 2007,
Insured: MBIA, LIQ FAC: Deutsche Bank AG 3.300% 12/15/31 (a)	66,645,000	66,645,000
Series 2008,
Insured: MBIA, LIQ FAC: Deutsche Bank AG 3.210% 01/01/21 (a)	2,520,000	2,520,000
NJ Transportation Trust Fund Authority
Series 2006,
Insured: FGIC, LIQ FAC: Dexia Credit Local 1.000% 12/15/30 (a)	41,385,000	41,385,000
Series 2007,
Insured: AMBAC, LIQ FAC: Morgan Stanley 3.080% 12/15/37 (a)	25,000,000	25,000,000
New Jersey Total		135,550,000
New Mexico – 0.1%
NM Farmington Pollution Control
Arizona Public Service Co.,
Series 1994, LOC: Barclays Bank PLC 3.700% 05/01/24 (a)	8,850,000	8,850,000
New Mexico Total		8,850,000

See Accompanying Notes to Financial Statements.

15

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
New York – 3.0%
NY Lehman Municipal Trust Receipts
Series 2008,
LIQ FAC: Lehman Liquidity Co. 3.490% 07/01/15 (a)	10,325,000	10,325,000
3.490% 07/01/33 (a)	12,345,000	12,345,000
NY Long Island Power Authority Electric Systems Revenue
Series 1998 7-A,
Insured: MBIA, SPA: Fortis Bank SA 4.000% 04/01/25 (a)	37,700,000	37,700,000
NY Metropolitan Transportation Authority
Series 2004 A-1,
Insured: CIFG, SPA: DEPFA Bank PLC 5.000% 11/01/34 (a)	56,745,000	56,745,000
NY Municipal Water Finance Authority
0.900% 03/04/08	13,585,000	13,585,000
NY New York City Municipal Water Finance Authority
Series 2005 AA-1,
3.400% 06/15/32 (b)	21,290,000	21,290,000
NY New York City
Series 2004 H-3,
LOC: Bank of New York 3.000% 03/01/34 (a)	3,800,000	3,800,000
NY Power Authority
0.900% 08/05/08	20,725,000	20,725,000
NY Tobacco Settlement Financing Authority
Series 2006,
SPA: Merrill Lynch Capital Services, GTY AGMT: Merrill Lynch & Co. 3.260% 06/01/20 (a)	45,855,000	45,855,000
NY Urban Development Corp.
Series 2007,
LIQ FAC: Morgan Stanley 3.140% 03/15/37 (a)	11,595,500	11,595,500
New York Total		233,965,500
North Carolina – 3.1%
NC Burke County Development Authority
3.030% 03/07/08	25,000,000	25,000,000
NC Capital Facilities Finance Agency
Educational Facilities Revenue:
Barton College, Series 2004, LOC: Branch Banking & Trust Co. 3.180% 07/01/19 (a)	4,800,000	4,800,000

	Par ($)	Value ($)
Campbell University,
Series 2004, LOC: Branch Banking & Trust Co. 3.180% 10/01/24 (a)	5,120,000	5,120,000
High Point University,
Series 2007, LOC: Branch Banking & Trust Co. 3.180% 12/01/29 (a)	6,750,000	6,750,000
The Raleigh School,
Series 2006, LOC: Branch Banking & Trust Co. 3.180% 09/01/31 (a)	3,900,000	3,900,000
NC Charlotte Housing Authority
Multi-Family Housing Revenue:
Charlotte Oak Park LLC, Series 2005, LOC: Wachovia Bank N.A. 3.180% 09/01/35 (a)	7,625,000	7,625,000
Charlotte Stonehaven LLC, Series 2005, LOC: Wachovia Bank N.A. 3.180% 09/01/35 (a)	9,305,000	9,305,000
NC Charlotte
Series 2006,
5.000% 03/01/09	2,115,000	2,183,016
NC Cleveland County Industrial Facilities & Pollution Control Financing Authority
Cleveland County Family YMCA,
Series 2007, LOC: Branch Banking & Trust Co. 3.180% 06/01/32 (a)	10,800,000	10,800,000
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
YMCA of Winston-Salem,
Series 2005, LOC: Branch Banking & Trust Co. 3.180% 12/01/30 (a)	10,615,000	10,615,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
YMCA of Greensboro, Inc.,
Series 2002, LOC: Branch Banking & Trust Co. 3.180% 02/01/23 (a)	2,755,000	2,755,000
NC Henderson County Hospital Revenue
Margaret Pardee Memorial Hospital,
Series 2001, LOC: Branch Banking & Trust Co. 3.180% 10/01/21 (a)	12,155,000	12,155,000

See Accompanying Notes to Financial Statements.

16

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Mecklenburg County
Series 2004 B,
SPA: Landesbank Hessen-Thuringen 3.310% 02/01/24 (a)	43,325,000	43,325,000
Series 2008 A,
SPA: SunTrust Bank 3.180% 02/01/28 (a)	14,000,000	14,000,000
NC Medical Care Commission
Aldersgate United Retirement Community,
Series 2001, LOC: Branch Banking & Trust 2.930% 01/01/31 (a)	9,875,000	9,875,000
J. Arthur Dosher Memorial Hospital,
Series 1998, LOC: Branch Banking & Trust Co. 3.180% 05/01/18 (a)	2,105,000	2,105,000
Rutherford Hospital, Inc.,
Series 2001, LOC: Branch Banking & Trust Co. 3.180% 09/01/21 (a)	3,095,000	3,095,000
Southeastern Regional Medical Center,
Series 2005, LOC: Branch Banking & Trust 3.180% 06/01/37 (a)	7,050,000	7,050,000
United Methodist Retirement Homes,
Series 2005 B, LOC: Branch Banking & Trust Co. 3.180% 10/01/35 (a)	5,000,000	5,000,000
Westcare, Inc.,
Series 2002 A, LOC: Branch Banking & Trust Co. 3.180% 09/01/22 (a)	8,400,000	8,400,000
NC State
Series 2002 E,
SPA: Landesbank Hessen-Thuringen 2.870% 05/01/21 (a)	26,705,000	26,705,000
Series 2002 F,
SPA: Landesbank Hessen-Thuringen 2.730% 05/01/21 (a)	17,950,000	17,950,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity,
Series 2007, LOC: Branch Banking & Trust 3.180% 11/01/32 (a)	4,400,000	4,400,000
North Carolina Total		242,913,016

	Par ($)	Value ($)
Ohio – 6.1%
OH Air Quality Development Authority
Ohio Edison Co.,
Series 2000 C, LOC: Wachovia Bank N.A. 4.000% 06/01/23 (a)	1,000,000	1,000,000
OH Akron Bath Copley Township Hospital District
Summa Health System,
Series 2004 B, LOC: Bank One N.A. 3.070% 11/01/34 (a)	59,330,000	59,330,000
OH Akron Metropolitan Housing Authority
Series 1998,
LOC: Fifth Third Bank 3.160% 04/01/18 (a)	2,130,000	2,130,000
OH Cambridge Hospital Facilities Revenue
Southeastern Regional Medical Center,
Series 2001, LOC: National City Bank 3.120% 12/01/21 (a)	9,155,000	9,155,000
OH Cleveland Cuyahoga County Port Authority
Cleveland Museum of Art:
Series 2005 A, SPA: JPMorgan Chase Bank 3.060% 10/01/40 (a)	5,000,000	5,000,000
Series 2005 B, SPA: JPMorgan Chase Bank 3.060% 10/01/40 (a)	15,000,000	15,000,000
Park Synagogue,
Series 2006, LOC: U.S. Bank N.A. 3.070% 01/01/31 (a)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
Series 2004 A,
LOC: U.S. Bank N.A. 3.180% 03/01/34 (a)	24,750,000	24,750,000
Series 2005,
LOC: U.S. Bank N.A. 3.180% 07/01/35 (a)	33,275,000	33,275,000
OH Cuyahoga County Health Care Facilities Revenue
A.M. McGregor Home,
Series 2001, LOC: KeyBank N.A. 3.010% 01/01/32 (a)	11,170,000	11,170,000
Marymount Health Care Systems,
Series 2005, LOC: KeyBank N.A. 3.190% 08/01/32 (a)	19,630,000	19,630,000

See Accompanying Notes to Financial Statements.

17

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Cuyahoga County Hospital Revenue
Series 2005,
LOC: National City Bank 3.160% 02/01/35 (a)	8,700,000	8,700,000
Sisters Charity Health Systems,
Series 2000, LOC: National City Bank 3.120% 11/01/30 (a)	13,680,000	13,680,000
OH Deutsche Bank Spears/Lifers Trust
Series 2008,
Insured: FSA, LIQ FAC: Deutsche Bank AG 3.220% 01/01/22 (a)	2,000,000	2,000,000
OH Eclipse Funding Trust
Series 2006,
Insured: FGIC, LIQ FAC: U.S. Bank N.A., LOC: U.S. Bank N.A. 3.260% 12/01/33 (a)	2,625,000	2,625,000
OH Franklin County Health Care Facilities Revenue
Traditions Healthcare,
Series 2005, SPA: U.S. Bank N.A. 3.180% 06/01/30 (a)	20,405,000	20,405,000
OH Hamilton County Health Care Facilities Revenue
Episcopal Retirement Homes, Inc.,
Series 2005 A, LOC: KeyBank N.A. 3.160% 06/01/35 (a)	4,300,000	4,300,000
OH Higher Educational Facility Commission
Series 2003,
LOC: Fifth Third Bank 3.070% 09/01/30 (a)	11,675,000	11,675,000
Walsh University,
Series 2000 B, LOC: Fifth Third Bank 3.900% 09/01/20 (a)	670,000	670,000
OH Higher Educational Facility Revenue
Series 2005,
LOC: National City Bank 3.120% 05/01/30 (a)	7,000,000	7,000,000
Tiffin University,
Series 2007, LOC: National City Bank 3.120% 08/01/22 (a)	13,700,000	13,700,000
OH Highland County Hospital Joint Township
Series 2004,
LOC: Fifth Third Bank 3.220% 08/01/24 (a)	2,245,000	2,245,000

	Par ($)	Value ($)
OH Mahoning County Hospital Facilities Revenue
Forum Health Obligation Group:
Series 1997 B, Insured: MBIA, SPA: JPMorgan Chase Bank 8.500% 12/01/28 (a)	23,980,000	23,980,000
Series 2002 B, LOC: Fifth Third Bank
3.080% 12/01/27 (a)	5,770,000	5,770,000
OH Middleburg Heights Hospital Revenue
Series 1997,
LOC: Fifth Third Bank 3.070% 08/15/22 (a)	4,785,000	4,785,000
OH Montgomery County Economic Development Revenue
Series 1996,
LOC: National City Bank 3.120% 05/01/26 (a)	8,000,000	8,000,000
OH Muskingum County Hospital Facilities Revenue
Genesis Healthcare System,
Series 2000, LOC: National City Bank 3.120% 12/01/20 (a)	12,260,000	12,260,000
OH Parma Hospital Improvement Revenue
Parma Community General Hospital:
Series 2006 A, LOC: JPMorgan Chase Bank 3.070% 11/01/29 (a)	20,000,000	20,000,000
Series 2006 C, LOC: JPMorgan Chase Bank 3.070% 11/01/30 (a)	10,035,000	10,035,000
OH Ross County Hospital Revenue
Adena Health Systems,
Series 2006, Insured: CIFG, SPA: Landesbank Hessen-Thuringen 5.750% 12/01/35 (a)	4,900,000	4,900,000
OH Sandusky County Hospital Facility Revenue
Memorial Hospital,
Series 2006, LOC: Fifth Third Bank 3.190% 02/01/30 (a)	17,065,000	17,065,000
OH Stark County Port Authority Revenue
Series 2001,
LOC: JPMorgan Chase & Co. 3.900% 12/01/22 (a)	3,440,000	3,440,000
OH State
Series 2003 B,
3.100% 08/01/17 (b)	67,615,000	67,615,000

See Accompanying Notes to Financial Statements.

18

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Summit County Port Authority
Series 2005,
LOC: National City Bank 3.170% 10/01/23 (a)	4,330,000	4,330,000
Summa Enterprise Group,
Series 2006, LOC: Fifth Third Bank 3.070% 11/01/36 (a)	4,810,000	4,810,000
OH Warren County Economic Development Revenue
Ralph J. Stolle Countryside,
Series 2000, LOC: Fifth Third Bank 3.220% 08/01/20 (a)	1,580,000	1,580,000
OH Water Development Authority
Firstenergy Nuclear Generation,
Series 2005 B, LOC: Barclays Bank PLC 2.970% 01/01/34 (a)	7,215,000	7,215,000
Ohio Total		473,220,000
Oklahoma – 0.2%
OK Capital Improvement Authority
Series 2006 D-2,
Insured: CIFG, SPA: Fortis Bank SA 4.000% 07/01/32 (a)	7,700,000	7,700,000
Series 2006 D-4,
Insured: CIFG, SPA: Fortis Bank SA 6.000% 07/01/34 (a)	7,850,000	7,850,000
OK Industries Authority
Amateur Softball Association,
Series 2002, LOC: Bank One Oklahoma N.A. 3.900% 06/01/14 (a)	1,015,000	1,015,000
Oklahoma Total		16,565,000
Oregon – 0.1%
OR Homeowner Revenue
Series 2006,
SPA: Lloyds TSB Bank PLC, GIC: Trinity Funding Co. LLC 3.200% 05/01/10 (a)	4,210,000	4,210,000
Oregon Total		4,210,000

	Par ($)	Value ($)
Pennsylvania – 5.0%
PA Adams County Industrial Development Authority Revenue
Brethren Home Community,
Series 2007, LOC: PNC Bank N.A. 3.180% 06/01/32 (a)	10,275,000	10,275,000
PA Allegheny County Higher Education Building Authority
Carnegie Mellon University,
Series 1998, SPA: Landesbank Hessen-Thuringen 3.500% 12/01/33 (a)	2,700,000	2,700,000
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center,
Series 2006 A, LOC: PNC Bank N.A. 3.070% 05/01/26 (a)	22,000,000	22,000,000
University of Pittsburgh Medical Center:
Series 2005 B-1, 3.300% 12/01/16 (b)	10,991,000	10,991,000
Series 2005 B-2,
3.300% 12/01/35 (b)	21,116,000	21,116,000
PA Allegheny County Industrial Development Authority
Our Lady Sacred Heart High School,
Series 2002, LOC: PNC Bank N.A. 3.080% 06/01/22 (a)	2,550,000	2,550,000
PA Allegheny County Redevelopment Authority
Series 2001 A,
LOC: National City Bank 3.170% 11/01/19 (a)	2,615,000	2,615,000
PA Allegheny County
Series 2007,
Insured: FSA, SPA: Merrill Lynch Capital Services 3.260% 11/01/26 (a)	5,040,000	5,040,000
PA Beaver County Industrial Development Authority
Firstenergy Generation,
Series 2006 B, LOC: Royal Bank of Scotland 2.960% 12/01/41 (a)	32,500,000	32,500,000
PA Delaware County Industrial Development Authority
General Electric Capital Corp.,
Series 2007 G, 2.850% 12/01/31 (a)	8,170,000	8,170,000
United Parcel Service,
Series 1985, 3.820% 12/01/15 (b)	2,700,000	2,700,000

See Accompanying Notes to Financial Statements.

19

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Deutsche Bank Spears/Lifers Trust
Series 2007,
Insured: AMBAC, LIQ FAC: Deutsche Bank AG: 3.190% 10/01/18 (a)	5,220,000	5,220,000
3.190% 10/01/23 (a)	4,975,000	4,975,000
Series 2008,
Insured: FGIC, LIQ FAC: Deutsche Bank AG 3.220% 06/01/34 (a)	2,415,000	2,415,000
PA Downingtown Area School District
Series 2008,
Insured: FSA, SPA: Dexia Credit Local 2.900% 02/01/19 (a)	3,900,000	3,900,000
PA Economic Development Financing Authority
JC Blair,
Series 2007 A-1, LOC: National City Bank 3.120% 03/01/19 (a)	4,000,000	4,000,000
PA Emmaus General Authority
Series 1989 B-28,
LOC: DEPFA Bank PLC 3.050% 03/01/24 (a)	3,500,000	3,500,000
Series 1989 D,
LOC: DEPFA Bank PLC 3.050% 03/01/24 (a)	15,200,000	15,200,000
Series 1989 F-22,
LOC: DEPFA Bank PLC 3.050% 03/01/24 (a)	21,900,000	21,900,000
Series 1989 G18,
LOC: DEPFA Bank PLC 3.050% 03/01/24 (a)	22,700,000	22,700,000
Series 1989 H-19,
LOC: DEPFA Bank PLC 3.050% 03/01/24 (a)	15,000,000	15,000,000
PA Harrisburg Authority
Series 2001 D,
Insured: FSA, SPA: Dexia Credit Local
3.210% 03/01/34 (a)	1,790,000	1,790,000
Series 2002 B,
Insured: FSA, SPA: Dexia Credit Local 3.210% 03/01/34 (a)	8,580,000	8,580,000
PA Higher Educational Facilities Authority
Series 2005,
LOC: Sovereign Bank 3.180% 11/01/36 (a)	11,490,000	11,490,000

	Par ($)	Value ($)
PA Lackawanna County
Series 2006 A,
LOC: PNC Bank N.A. 3.070% 09/01/29 (a)	20,000,000	20,000,000
PA Lancaster Industrial Development Authority
United Zion Retirement Community,
Series 2005, LOC: Citizens Bank of PA 3.100% 03/01/24 (a)	5,300,000	5,300,000
PA Philadelphia Authority for Industrial Development
Evangelical Manor,
Series 2008, LOC: Citizens Bank N.A. 3.180% 10/01/38 (a)	5,000,000	5,000,000
Newcourtland Elder Services,
Series 2007, LOC: PNC Bank N.A. 3.070% 03/01/26 (a)	19,495,000	19,495,000
PA Philadelphia Gas Works Revenue
Series 2006,
Insured: FSA 3.350% 08/01/31 (b)	47,750,000	47,750,000
PA Philadelphia
Series 2006,
Insured: CIFG, LIQ FAC: Bayerische Landesbank 3.280% 08/01/22 (a)	10,480,000	10,480,000
PA Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Merrill Lynch Capital Services 3.190% 11/15/37 (a)	33,315,000	33,315,000
PA West Cornwall Township Municipal Authority
Lebanon Valley Brethren Home,
Series 2006 S, LOC: PNC Bank N.A. 3.010% 01/01/37 (a)	4,620,000	4,620,000
Pennsylvania Total		387,287,000
Puerto Rico – 2.6%
PR Commenwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2007,
Insured: AMBAC, LIQ FAC: Deutsche Bank AG 3.210% 08/01/47 (a)	20,770,000	20,770,000

See Accompanying Notes to Financial Statements.

20

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Highway & Transportation Authority Revenue
Series 2008,
Insured: AMBAC, LIQ FAC: Morgan Stanley 3.250% 07/01/45 (a)	4,000,000	4,000,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Series 2007,
Insured: FSA, LIQ FAC: Dexia Credit Local 3.230% 07/01/33 (a)	79,000,000	79,000,000
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R,
Series 2006, LIQ FAC: Citigroup Financial Products 3.220% 09/03/09 (a)	96,180,000	96,180,000
Puerto Rico Total		199,950,000
South Carolina – 1.4%
SC Eclipse Funding Trust
Series 2007,
Insured: XLCA, LIQ FAC: U.S. Bank N.A., LOC: U.S. Bank N.A. 3.200% 10/01/32 (a)	25,065,000	25,065,000
SC Greenville County Industrial Revenue
Edgcomb Metals Co.,
Series 1984, LOC: Wells Fargo Bank N.A. 3.160% 07/01/14 (a)	4,400,000	4,400,000
SC Jobs Economic Development Authority
Anderson Area YMCA,
Series 1999, LOC: Branch Banking & Trust 3.180% 11/01/24 (a)	2,100,000	2,100,000
Health Care Facilities Revenue:
Baptist Ministries, Inc., Series 2000, LOC: National Bank of South Carolina 3.230% 07/01/20 (a)	5,500,000	5,500,000
Carolina Village, Inc., Series 2000, LOC: Branch Banking & Trust 3.280% 02/01/22 (a)	13,250,000	13,250,000
Hospital Facilities Revenue,
Sisters of Charity Hospitals, Series 2002, LOC: Wachovia Bank N.A. 3.070% 11/01/32 (a)	3,750,000	3,750,000

	Par ($)	Value ($)
Spartanburg YMCA,
Series 1996,
LOC: Branch Banking & Trust 3.180% 06/01/18 (a)	2,260,000	2,260,000
SC Piedmont Municipal Power Agency
Electric Revenue,
Series 2004 B-6, Insured: MBIA, SPA: Dexia Credit Local 6.940% 01/01/31 (a)	20,175,000	20,175,000
Series 2004 B-1,
Insured: MBIA, SPA: JPMorgan Chase Bank 6.940% 01/01/34 (a)	21,750,000	21,750,000
SC Public Service Authority
Series 2002,
Insured: FSA, SPA: Merrill Lynch Capital Services 3.200% 07/01/10 (a)	10,185,000	10,185,000
South Carolina Total		108,435,000
South Dakota – 0.0%
SD Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Landesbank Hessen-Thuringen, GIC: Pallas Capital Corp. 3.380% 05/01/45 (a)	1,885,000	1,885,000
South Dakota Total		1,885,000
Tennessee – 4.6%
TN Clarksville Public Building Authority
Series 2008,
LOC: SunTrust Bank 3.250% 07/01/24 (a)	7,000,000	7,000,000
TN Collierville Industrial Development Board
St. George's High School,
Series 2001, LOC: Regions Bank 3.160% 08/01/31 (a)	19,475,000	19,475,000
TN Energy Acquisition Corp.
Series 2006,
LIQ FAC: Goldman Sachs 3.270% 09/01/26 (a)	54,626,872	54,626,872
TN Hendersonville Industrial Development Board
Series 2007 A,
LOC: Fifth Third Bank 3.220% 05/01/36 (a)	7,500,000	7,500,000

See Accompanying Notes to Financial Statements.

21

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TN Johnson City Health & Educational Facilities Board
Mountain States Health Alliance,
Series 2008 A, LOC: Regions Bank 2.900% 07/01/38 (a)	35,000,000	35,000,000
TN McMinn County Industrial Development Board
Tennessee Wesleyan College,
Series 2006, LOC: AmSouth Bank 3.180% 11/01/36 (a)	4,750,000	4,750,000
TN Metropolitan Government Nashville & Davidson County
1.000% 03/14/08	20,000,000	20,000,000
1.450% 03/07/08	8,200,000	8,200,000
1.530% 03/11/08	26,030,000	26,030,000
TN Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
The Blakeford at Green Hills,
Series 2005, LOC: Fifth Third Bank 3.220% 07/01/16 (a)	6,000,000	6,000,000
TN Metropolitan Government Nashville & Davidson County Industrial Development Board
Nashville Apartment Properties,
Series 1995, LOC: AmSouth Bank 3.350% 09/01/15 (a)	2,655,000	2,655,000
TN Municipal Energy Acquisition Corp.
Series 2006,
LOC: JPMorgan Chase & Co., LIQ FAC: JPMorgan Chase & Co. 3.410% 06/01/08 (b)	102,650,000	102,650,000
TN Oak Ridge Industrial Development Board
ORAU Foundation,
Series 2007, LOC: Allied Irish Bank PLC 3.400% 09/01/38 (a)	28,150,000	28,150,000
TN SCA Tax-Exempt Trust
Series 2005,
Insured: FSA, SPA: Merrill Lynch Capital Services 3.200% 01/01/30 (a)	12,245,000	12,245,000
TN Shelby County Health, Educational & Housing Facilities Board
Gateway Willowbrook LLC,
Series 2007 A-1, Guarantor: FNMA, LIQ FAC: FNMA 3.250% 12/15/37 (a)	8,310,000	8,310,000

	Par ($)	Value ($)
Memphis University School Project,
Series 2002, LOC: SunTrust Bank 3.160% 10/01/22 (a)	4,520,000	4,520,000
St. Benedict Auburndale School,
Series 2003, LOC: AmSouth Bank 3.160% 05/01/33 (a)	4,970,000	4,970,000
TN State
1.000% 08/13/08	1,500,000	1,500,000
TN Williamson County Industrial Development Board
St. Matthew Catholic Church,
Series 2004, LOC: SunTrust Bank 3.300% 07/01/24 (a)	2,520,000	2,520,000
Tennessee Total		356,101,872
Texas – 13.9%
TX Affordable Housing Corp.
Multi-Family Housing Revenue,
Series 2006, Insured: MBIA, LIQ FAC: Branch Banking & Trust 3.220% 03/01/32 (a)	52,238,288	52,238,288
TX Ames Higher Education Facilities Corp.
Southwest Austin Catholic School,
Series 2003, LOC: Allied Irish Bank PLC 3.230% 12/01/33 (a)	5,220,000	5,220,000
TX BB&T Municipal Trust
Series 2007,
LIQ FAC: Branch Banking & Trust 3.270% 12/15/26 (a)	16,695,000	16,695,000
TX Bexar County Housing Finance Corp.
Multi-Family Housing Revenue,
Series 1996, Guarantor: GNMA, LOC: Northern Trust Co. 3.300% 06/01/28 (a)	10,375,000	10,375,000
TX Brazos County Health Facility Development Corp.
Series 2005,
LIQ FAC: Lloyds TSB Bank PLC 3.200% 01/01/19 (a)	27,175,000	27,175,000

See Accompanying Notes to Financial Statements.

22

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Brownsville Utility System
1.200% 03/19/08	3,600,000	3,600,000
1.530% 03/19/08	4,500,000	4,500,000
2.250% 03/05/08	10,000,000	10,000,000
TX Capital Area Cultural Education Facilities Finance Corp.
Roman Catholic Diocese Austin,
Series 2005, LOC: Wachovia Bank N.A.
3.100% 04/01/45 (a)	41,100,000	41,100,000
TX Carroll Independent School District
Series 2008,
Guarantor: PSFG, SPA: Wachovia Bank N.A. 3.350% 02/15/26 (a)	7,195,000	7,195,000
TX Corpus Christi Utility Systems Revenue
Series 2006,
Insured: FSA, LIQ FAC: Merrill Lynch 3.310% 07/15/26 (a)	1,200,000	1,200,000
TX Cypress-Fairbanks Independent School District
Series 2008,
Guarantor: PSFG, LIQ FAC: Morgan Stanley: 3.210% 02/15/24 (a)	10,410,000	10,410,000
3.210% 02/15/30 (a)	8,175,000	8,175,000
TX Department of Housing & Community Affairs
Series 2005,
LIQ FAC: Merrill Lynch Capital Services 5.360% 03/01/36 (a)	10,780,000	10,780,000
TX Deutsche Bank Spears/Lifers Trust
Series 2007:
Insured: AMBAC, LIQ FAC: Deutsche Bank AG 3.210% 08/15/29 (a)	34,780,000	34,780,000
Insured: FGIC, LIQ FAC: Deutsche Bank AG 3.200% 08/15/22 (a)	7,995,000	7,995,000
Insured: FSA, LIQ FAC: Deutsche Bank AG 3.200% 12/01/28 (a)	2,475,000	2,475,000
Series 2008:
Guarantor: PSFG, LIQ FAC: Deutsche Bank AG: 3.220% 08/15/19 (a)	2,790,000	2,790,000
3.220% 02/15/23 (a)	1,500,000	1,500,000
3.220% 10/01/24 (a)	1,875,000	1,875,000

	Par ($)	Value ($)
3.220% 02/15/25 (a)	4,245,000	4,245,000
3.220% 02/15/28 (a)	3,830,000	3,830,000
3.220% 02/15/33 (a)	2,030,000	2,030,000
Insured: FGIC, LIQ FAC: Deutsche Bank AG 3.220% 11/15/25 (a)	4,600,000	4,600,000
Insured: FSA, LIQ FAC: Deutsche Bank AG 3.240% 09/01/28 (a)	5,640,000	5,640,000
LIQ FAC: Deutsche Bank AG: 3.220% 02/15/27 (a)	38,155,000	38,155,000
3.220% 02/01/32 (a)	16,745,000	16,745,000
TX Grand Prairie Housing Finance Corp.
General Electric Capital Corp.,
Series 1993, GTY AGMT: General Electric Capital Corp. 3.050% 06/01/10 (a)	9,600,000	9,600,000
Windbridge Grand Prairie,
Series 1993, GTY AGMT: General Electric Capital Corp. 3.050% 06/01/10 (a)	9,000,000	9,000,000
TX Grapevine Industrial Development Corp.
Series 1993,
LOC: Bank One Texas N.A. 3.050% 03/01/10 (a)	2,300,000	2,300,000
TX Gregg County Health Facilities Development Corp.
Good Shepherd Health System,
Series 2004, LOC: KBC Bank N.V. 3.160% 10/01/15 (a)	20,440,000	20,440,000
TX Gregg County Housing Finance Corp.
Baily Properties LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA 3.190% 02/15/23 (a)	4,955,000	4,955,000
Summer Green LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA 3.190% 02/15/23 (a)	2,540,000	2,540,000
TX Harris County
0.850% 07/11/08	18,605,000	18,605,000
1.100% 03/05/08	8,000,000	8,000,000
TX Harris County Health Facilities Development Corp.
Texas Medical Center,
Series 2006, Insured: MBIA, SPA: JPMorgan Chase Bank 5.900% 05/01/35 (a)	28,600,000	28,600,000

See Accompanying Notes to Financial Statements.

23

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Houston Independent School District
Series 1999 A,
Guarantor: PSFG, Pre-refunded 02/15/09 5.250% 02/15/17	3,150,000	3,254,331
TX Houston
Series 2002,
Insured: MBIA 5.000% 03/01/08	6,000,000	6,000,392
TX Hunt Memorial Hospital District
Presbyterian Hospital of Greenville,
Series 1998, Insured: FSA, SPA: Chase Bank of Texas N.A. 3.350% 08/15/17 (a)	9,350,000	9,350,000
TX Lehman Municipal Trust Receipts
Series 2008,
LIQ FAC: Lehman Liquidity Co. 3.550% 02/01/36 (a)	54,000,000	54,000,000
TX Municipal Gas Acquisition & Supply Corp. II
Series 2007,
LIQ FAC: Landesbank Hessen-Thurigen 3.260% 09/15/27 (a)	45,000,000	45,000,000
TX Municipal Gas Acquisition & Supply Corp. I
Series 2007,
LIQ FAC: Morgan Stanley 3.330% 12/15/17 (a)	170,800,000	170,800,000
TX Northside Independent School District
Series 2008 A,
Guarantor: PSFG, LIQ FAC: Societe Generale 3.220% 06/15/33 (a)	10,400,000	10,400,000
TX Public Finance Authority Revenue
Series 2003,
Insured: FSA, Escrowed to Maturity 5.000% 06/15/08	11,170,000	11,241,407
TX Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Merrill Lynch Capital Services 3.320% 09/15/17 (a)	69,865,000	69,865,000
TX Richardson Independent School District
Series 2005,
Guarantor: PSFG, LIQ FAC: Merrill Lynch Capital Services 3.310% 02/15/25 (a)	4,265,000	4,265,000

	Par ($)	Value ($)
TX Round Rock Independent School District
Series 2007,
Guarantor: PSFG, LIQ FAC: Wells Fargo Bank N.A. 3.200% 08/01/32 (a)	10,740,000	10,740,000
TX San Antonio Educational Facilities Corp.
University Incarnate Word Project,
Series 2001, LOC: Bank One N.A. 3.450% 12/01/21 (a)	6,910,000	6,910,000
TX San Marcos Consolidated Independent School District
Series 2005,
Guarantor: PSFG, SPA: Merrill Lynch Capital Services 3.310% 08/01/26 (a)	6,075,000	6,075,000
TX State
Series 2003,
5.000% 10/01/08	1,300,000	1,329,156
Series 2005,
LIQ FAC: Lehman Liquidity Co. 3.400% 04/01/30 (a)	7,490,000	7,490,000
Series 2007 A,
LIQ FAC: Societe Generale 3.220% 04/01/37 (a)	35,000,000	35,000,000
Series 2007,
4.500% 08/28/08	136,000,000	136,509,375
TX Tarrant County Cultural Education Facilities Finance Corp.
VLY Baptist Medical Center,
Series 2007, LOC: JPMorgan Chase Bank 3.100% 09/01/30 (a)	10,800,000	10,800,000
TX United Independent School District
Series 2008,
Guarantor: PSFG, SPA: Wachovia Bank N.A. 3.400% 08/15/24 (a)	4,985,000	4,985,000
TX University
1.430% 03/05/08	10,000,000	10,000,000
2.580% 06/06/08	20,001,000	20,001,000
Series 2007,
LIQ FAC: Citibank N.A. 3.190% 07/01/35 (a)	3,595,000	3,595,000
TX Williamson County
Series 2001 188,
Insured: FSA, LIQ FAC: JPMorgan Chase & Co. 3.410% 02/15/21 (a)	8,135,000	8,135,000
Texas Total		1,085,108,949

See Accompanying Notes to Financial Statements.

24

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Utah – 0.4%
UT Davis County Housing Authority
PTR Multi-Family Holdings, Inc.,
Series 1997 A, Guarantor: FNMA, LIQ FAC: FNMA 3.150% 08/15/39 (a)	4,240,000	4,240,000
UT Intermountain Power Agency
Series 1985 E,
Insured: AMBAC, SPA: Morgan Stanley 3.400% 07/01/18 (a)	11,200,000	11,200,000
UT Puttable Floating Option Tax-Exempt Receipts
Series 2007,
Insured: MBIA, LIQ FAC: Dexia Credit Local 3.200% 06/15/31 (a)	5,210,000	5,210,000
UT St. George Industrial Development Revenue
Bluff Cove Resort LLC,
Series 2002, LOC: JPMorgan Chase Bank 3.220% 08/01/11 (a)	1,425,000	1,425,000
UT Transit Authority
Series 2006 A,
LOC: Fortis Bank SA 3.960% 06/15/36 (a)	5,500,000	5,500,000
UT Weber County Housing Authority
Series 2001,
Guarantor: FNMA, LIQ FAC: FNMA 3.150% 11/01/39 (a)	2,630,000	2,630,000
Utah Total		30,205,000
Virginia – 2.1%
VA Hanover County Industrial Development Authority
Covenant Woods,
Series 1999, LOC: Branch Banking & Trust Co. 3.180% 07/01/29 (a)	3,860,000	3,860,000
VA Pocahontas Parkway Association
Series 1998 B,
Pre-refunded 08/15/08 2.951% 08/15/25	22,600,000	8,499,332
VA Rockingham County Industrial Development Authority
Sunnyside Presbyterian,
Series 2003, LOC: Branch Banking & Trust 3.180% 12/01/33 (a)	10,935,000	10,935,000

	Par ($)	Value ($)
VA Russell County Industrial Development Authority
Mountain States Health Alliance,
Series 2008 B, LOC: Regions Bank 2.900% 07/01/38 (a)	27,115,000	27,115,000
VA Suffolk Industrial Development Authority
Series 2007,
LIQ FAC: Citigroup Financial Products 3.190% 11/01/35 (a)	111,785,000	111,785,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc.,
Series 2005 B, LOC: Branch Banking & Trust 3.180% 01/01/35 (a)	3,000,000	3,000,000
Virginia Total		165,194,332
Washington – 2.1%
WA Deutsche Bank Spears/Lifers Trust
Series 2008:
Insured: FSA, LIQ FAC: Deutsche Bank AG 3.220% 01/01/29 (a)	21,490,000	21,490,000
3.220% 01/01/28 (a)	7,130,000	7,130,000
WA Eclipse Funding Trust
Series 2007,
Insured: MBIA, LIQ FAC: U.S. Bank N.A., LOC: U.S. Bank N.A. 3.260% 12/01/31 (a)	3,395,000	3,395,000
WA Health Care Facilities Authority
Multicare Health System,
Series 2007 C, Insured: FSA, SPA: U.S. Bank N.A. 3.100% 08/15/41 (a)	16,900,000	16,900,000
Seattle Cancer Care,
Series 2005, LOC: KeyBank N.A. 3.100% 03/01/35 (a)	12,215,000	12,215,000
WA Housing Finance Commission
Series 1988,
LOC: Harris Trust & Savings Bank 2.860% 01/01/10 (a)	11,800,000	11,800,000
WA King County School District No. 412 Shoreline
Series 2008,
Insured: FSA, LIQ FAC: Morgan Stanley 3.210% 12/01/24 (a)	2,700,000	2,700,000

See Accompanying Notes to Financial Statements.

25

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
WA King County Sewer Revenue
Series 2006 A,
Insured: MBIA 6.000% 01/01/36 (a)	13,100,000	13,100,000
Series 2008,
Insured: FSA, LIQ FAC: Citigroup Financial Products 3.240% 01/01/39 (a)	1,900,000	1,900,000
WA King County
Series 1998 B,
Insured: MBIA, Pre-refunded 03/13/08 5.000% 01/01/30	10,000,000	10,109,265
WA Seattle Housing Authority
Bayview Manor Homes,
Series 1994 B, LOC: U.S. Bank N.A. 3.250% 05/01/19 (a)	2,155,000	2,155,000
WA State
Series 1996 B,
SPA: Landesbank Hessen-Thurigen 2.700% 06/01/20 (a)	50,000,000	50,000,000
Series 2008:
LIQ FAC: Citibank N.A. 3.210% 01/01/33 (a)	2,900,000	2,900,000
LIQ FAC: Citigroup Financial Products 3.190% 01/01/33 (a)	1,300,000	1,300,000
LIQ FAC: Goldman Sachs 3.220% 01/01/24 (a)	4,175,000	4,175,000
Washington Total		161,269,265
West Virginia – 0.3%
WV Cabell County University Facilities Revenue
Marshall LLC,
Series 2007 A, LOC: Regions Bank 3.160% 07/01/39 (a)	26,500,000	26,500,000
West Virginia Total		26,500,000
Wisconsin – 1.3%
WI Appleton Industrial Development Revenue
Appleton Center Associates,
Series 1994, LOC: U.S. Bank N.A. 3.250% 12/15/09 (a)	2,305,000	2,305,000

	Par ($)	Value ($)
WI Health & Educational Facilities Authority
Aurora St. Luke's Medical Center,
Series 1987, LOC: Kredietbank N.V. 3.200% 12/01/17 (a)	24,600,000	24,600,000
Series 2003,
LOC: JPMorgan Chase Bank 3.050% 07/01/28 (a)	6,570,000	6,570,000
WI Milwaukee
0.950% 10/09/08	6,000,000	6,000,000
WI School Districts Cash Flow
Series 2007 B,
LOC: U.S. Bank N.A., GIC: TransAmerican Occidental 4.000% 10/30/08	25,000,000	25,150,337
WI State
1.200% 07/08/08	2,000,000	2,000,000
1.500% 04/03/08	20,000,000	20,000,000
1.550% 06/06/08	11,300,000	11,300,000
WI Transportation Revenue
Series 1993 A,
4.750% 07/01/08	1,000,000	1,012,031
Wisconsin Total		98,937,368
Total Municipal Bonds (cost of $7,829,415,576)		7,829,415,576
Short-Term Obligations – 0.2%
Variable Rate Demand Notes – 0.2%
Eagle Tax-Exempt Trust
Series 2002,
Insured: FSA, LIQ FAC: Citibank N.A. 3.230% 07/01/18 (a)	8,915,000	8,915,000
Puttable Floating Option Tax-Exempt Receipts
Series 2001,
LIQ FAC: Merrill Lynch Capital Services 3.460% 01/01/32 (a)	6,420,000	6,420,000
Variable Rate Demand Notes Total		15,335,000
Total Short-Term Obligations (cost of $15,335,000)		15,335,000
Total Investments – 100.6% (cost of $7,844,750,576) (d)		7,844,750,576
Other Assets & Liabilities, Net – (0.6)%		(43,792,460)
Net Assets – 100.0%		7,800,958,116

See Accompanying Notes to Financial Statements.

26

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Notes to Investment Portfolio:

(a)  Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2008.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2008.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities, which are not illiquid, amounted to $55,030,000, which represents 0.7% of net assets.

(d)  Cost for federal income tax purposes is $7,844,750,576.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guarantee

RAD	Radian Asset Assurance, Inc.

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

27

Statement of Assets and Liabilities – Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	7,844,750,576
	Receivable for:
	Investments sold	8,578,886
	Fund shares sold	4,542,781
	Interest	31,263,954
	Expense reimbursement due from Investment Advisor	205,953
	Trustees' deferred compensation plan	123,585
	Other assets	46,083
	Total Assets	7,889,511,818
Liabilities	Payable to custodian bank	8,516,354
	Payable for:
	Investments purchased	64,522,719
	Fund shares repurchased	2,909,000
	Distributions	10,677,843
	Investment advisory fee	918,761
	Administration fee	233,893
	Transfer agent fee	12,619
	Pricing and bookkeeping fees	20,340
	Trustees' fees	111,348
	Custody fee	12,290
	Distribution and service fees	396,401
	Chief compliance officer fees	365
	Trustees' deferred compensation plan	123,585
	Other liabilities	98,184
	Total Liabilities	88,553,702
	Net Assets	7,800,958,116
Net Assets Consist of	Paid-in capital	7,800,591,958
	Undistributed net investment income	174,106
	Accumulated net realized gain	192,052
	Net Assets	7,800,958,116

See Accompanying Notes to Financial Statements.

28

Statement of Assets and Liabilities (continued) – Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Capital Class Shares	Net assets	$1,982,153,410
	Shares outstanding	1,982,004,901
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$4,451,017,178
	Shares outstanding	4,451,219,164
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$82,939,895
	Shares outstanding	82,935,568
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$72,546,739
	Shares outstanding	72,542,743
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$3,292,068
	Shares outstanding	3,279,645
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$36,556,732
	Shares outstanding	36,441,420
	Net asset value per share	$1.00
Class A Shares	Net assets	$22,020,980
	Shares outstanding	21,983,932
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$303,271,746
	Shares outstanding	303,253,996
	Net asset value per share	$1.00
Retail A Shares	Net assets	$15,682,632
	Shares outstanding	15,719,179
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$831,476,736
	Shares outstanding	831,490,901
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

29

Statement of Operations – Columbia Tax-Exempt Reserves

For the Six Months Ended February 29, 2008 (Unaudited)

		($)
Investment Income	Interest	110,716,197
Expenses	Investment advisory fee	5,031,546
	Administration fee	3,280,650
	Distribution fee:
	Investor Class Shares	1,894
	Daily Class Shares	54,719
	Class A Shares	8,176
	Shareholder servicing and administration fees:
	Trust Class Shares	1,780,750
	Liquidity Class Shares	103,848
	Adviser Class Shares	80,135
	Investor Class Shares	4,735
	Daily Class Shares	39,085
	Class A Shares	28,617
	Institutional Class Shares	59,352
	Retail A Shares	7,327
	Transfer agent fee	32,356
	Pricing and bookkeeping fees	114,334
	Trustees' fees	17,324
	Custody fee	74,747
	Chief compliance officer expenses	1,274
	Other expenses	386,655
	Total Expenses	11,107,524
	Expenses waived or reimbursed by investment advisor and/or administrator	(2,196,728)
	Fee waived by shareholder services provider—Liquidity Class Shares	(41,539)
	Expense reductions	(35,915)
	Net Expenses	8,833,342
	Net Investment Income	101,882,855
	Net realized gain on investments	207,838
	Net Increase Resulting from Operations	102,090,693

See Accompanying Notes to Financial Statements.

30

Statement of Changes in Net Assets – Columbia Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2008 ($)	Year Ended August 31, 2007 ($)
Operations	Net investment income	101,882,855	170,473,019
	Net realized gain on investments	207,838	139,335
	Net Increase Resulting from Operations	102,090,693	170,612,354
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(29,441,396)	(38,163,749)
	Trust Class Shares	(53,324,148)	(92,832,328)
	Liquidity Class Shares	(1,244,910)	(2,922,690)
	Adviser Class Shares	(931,992)	(2,048,581)
	Investor Class Shares	(53,710)	(472,302)
	Daily Class Shares	(393,164)	(833,705)
	Class A Shares	(216,384)	(489,739)
	Institutional Class Shares	(4,609,933)	(8,167,090)
	Retail A Shares	(249,693)	(597,013)
	G-Trust Shares	(11,420,152)	(23,945,822)
	Total Distributions to Shareholders	(101,885,482)	(170,473,019)
	Net Capital Share Transactions	1,459,249,929	811,269,559
	Total Increase in Net Assets	1,459,455,140	811,408,894
Net Assets	Beginning of period	6,341,502,976	5,530,094,082
	End of period	7,800,958,116	6,341,502,976
	Undistributed net investment income at end of period	174,106	176,733

See Accompanying Notes to Financial Statements.

31

Statement of Changes in Net Assets (continued) – Columbia Tax-Exempt Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	4,155,922,055	4,155,922,055	6,217,580,108	6,217,580,108
Distributions reinvested	12,422,372	12,422,372	19,143,961	19,143,961
Redemptions	(4,064,067,987)	(4,064,067,987)	(6,047,282,353)	(6,047,282,353)
Net Increase	104,276,440	104,276,440	189,441,716	189,441,716
Trust Class Shares
Subscriptions	2,543,790,157	2,543,790,157	3,509,065,266	3,509,065,266
Distributions reinvested	434,279	434,279	856,058	856,058
Redemptions	(1,324,310,274)	(1,324,310,274)	(2,963,439,257)	(2,963,439,257)
Net Increase	1,219,914,162	1,219,914,162	546,482,067	546,482,067
Liquidity Class Shares
Subscriptions	40,843,250	40,843,250	171,392,058	171,392,058
Distributions reinvested	1,234,823	1,234,823	2,905,533	2,905,533
Redemptions	(46,066,220)	(46,066,220)	(107,922,735)	(107,922,735)
Net Increase (Decrease)	(3,988,147)	(3,988,147)	66,374,856	66,374,856
Adviser Class Shares
Subscriptions	84,370,690	84,370,690	238,915,711	238,915,711
Distributions reinvested	905,622	905,622	2,000,832	2,000,832
Redemptions	(104,443,820)	(104,443,820)	(224,285,096)	(224,285,096)
Net Increase (Decrease)	(19,167,508)	(19,167,508)	16,631,447	16,631,447
Investor Class Shares
Subscriptions	3,978,563	3,970,763	38,776,051	38,776,051
Distributions reinvested	42,254	42,254	121,918	121,918
Redemptions	(4,937,332)	(4,937,332)	(42,054,045)	(42,058,548)
Net Decrease	(916,515)	(924,315)	(3,156,076)	(3,160,579)
Daily Class Shares
Subscriptions	79,337,918	79,337,918	172,005,213	172,005,213
Distributions reinvested	393,112	393,112	833,626	833,626
Redemptions	(72,365,917)	(72,365,917)	(170,481,493)	(170,481,493)
Net Increase	7,365,113	7,365,113	2,357,346	2,357,346
Class A Shares
Subscriptions	13,908,974	13,908,974	13,935,391	13,935,391
Distributions reinvested	215,854	215,854	488,935	488,935
Redemptions	(6,894,343)	(6,894,343)	(17,493,707)	(17,493,706)
Net Increase (Decrease)	7,230,485	7,230,485	(3,069,381)	(3,069,380)
Institutional Class Shares
Subscriptions	557,497,502	557,497,502	888,591,031	888,591,031
Distributions reinvested	4,510,701	4,510,701	7,898,134	7,898,134
Redemptions	(566,156,497)	(566,156,497)	(858,949,600)	(858,949,600)
Net Increase (Decrease)	(4,148,294)	(4,148,294)	37,539,565	37,539,565

See Accompanying Notes to Financial Statements.

32

Statement of Changes in Net Assets (continued) – Columbia Tax-Exempt Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	1,825,272	1,825,272	3,759,065	3,759,065
Distributions reinvested	242,542	242,542	578,837	578,837
Redemptions	(3,134,259)	(3,134,259)	(6,092,817)	(6,092,816)
Net Decrease	(1,066,445)	(1,066,445)	(1,754,915)	(1,754,914)
G-Trust Shares
Subscriptions	411,586,976	411,586,976	631,954,720	631,954,720
Distributions reinvested	713	713	1,778	1,778
Redemptions	(261,829,251)	(261,829,251)	(671,529,063)	(671,529,063)
Net Increase (Decrease)	149,758,438	149,758,438	(39,572,565)	(39,572,565)

See Accompanying Notes to Financial Statements.

33

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,				Period Ended March 31,
Capital Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0156		0.0347		0.0141		0.0251		0.0125	0.0086	0.0095
Less Distributions to Shareholders:
From net investment income	(0.0156)		(0.0347)		(0.0141)		(0.0251)		(0.0125)	(0.0086)	(0.0095)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	1.57	%(e)	3.52%		1.42	%(e)	2.54%		1.26%	0.87%	0.96	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(f)(g)	0.20	%(g)	0.20	%(f)(g)	0.20	%(g)	0.20%	0.20%	0.20	%(f)
Waiver/Reimbursement	0.07	%(f)	0.06%		0.07	%(f)	0.07%		0.08%	0.07%	0.08	%(f)
Net investment income	3.10	%(f)(g)	3.47	%(g)	3.38	%(f)(g)	2.58	%(g)	1.31%	0.84%	1.13	%(f)
Net assets, end of period (000's)	$1,982,153		$1,877,823		$1,688,338		$975,386		$1,049,210	$542,057	$275,095

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Capital Class shares commenced operations on June 13, 2002.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

34

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0151		0.0337		0.0137		0.0241		0.0115	0.0076	0.0113
Less Distributions to Shareholders:
From net investment income	(0.0151)		(0.0337)		(0.0137)		(0.0241)		(0.0115)	(0.0076)	(0.0113)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.52	%(d)	3.42%		1.38	%(d)	2.44%		1.15%	0.76%	1.14%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.30	%(e)(f)	0.30	%(f)	0.30	%(e)(f)	0.30	%(f)	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.07	%(e)	0.06%		0.07	%(e)	0.07%		0.08%	0.07%	0.08%
Net investment income	2.99	%(e)(f)	3.37	%(f)	3.27	%(e)(f)	2.43	%(f)	1.15%	0.74%	1.03%
Net assets, end of period (000's)	$4,451,017		$3,230,990		$2,684,441		$2,475,660		$2,052,864	$2,028,564	$2,411,508

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

35

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,				Period Ended March 31,
Liquidity Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0149		0.0332		0.0135		0.0236		0.0110	0.0071	0.0059
Less Distributions to Shareholders:
From net investment income	(0.0149)		(0.0332)		(0.0135)		(0.0236)		(0.0110)	(0.0071)	(0.0059)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	1.50	%(e)	3.37%		1.36	%(e)	2.39%		1.10%	0.71%	0.59	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.35	%(f)(g)	0.35	%(g)	0.35	%(f)(g)	0.35	%(g)	0.35%	0.35%	0.35	%(f)
Waiver/Reimbursement	0.17	%(f)	0.16%		0.17	%(f)	0.17%		0.18%	0.64%	0.78	%(f)
Net investment income	3.00	%(f)(g)	3.31	%(g)	3.25	%(f)(g)	2.32	%(g)	0.92%	0.69%	0.98	%(f)
Net assets, end of period (000's)	$82,940		$86,926		$20,549		$5,292		$3,392	$5,792	$1,918

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Liquidity Class shares commenced operations on September 3, 2002.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

36

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended		Period Ended						Period Ended
	February 29,		August 31,		August 31,		Year Ended March 31,				March 31,
Adviser Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0144		0.0322		0.0131		0.0226		0.0100	0.0061	0.0060
Less Distributions to Shareholders:
From net investment income	(0.0144)		(0.0322)		(0.0131)		(0.0226)		(0.0100)	(0.0061)	(0.0060)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	1.45	%(e)	3.27%		1.31	%(e)	2.28%		1.00%	0.61%	0.60	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.45	%(f)(g)	0.45	%(g)	0.45	%(f)(g)	0.45	%(g)	0.45%	0.45%	0.45	%(f)
Waiver/Reimbursement	0.07	%(f)	0.06%		0.07	%(f)	0.07%		0.08%	0.07%	0.08	%(f)
Net investment income	2.91	%(f)(g)	3.23	%(g)	3.13	%(f)(g)	2.29	%(g)	0.98%	0.59%	0.88	%(f)
Net assets, end of period (000's)	$72,547		$91,712		$75,079		$20,757		$11,183	$10,264	$9,661

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Adviser Class shares commenced operations on August 9, 2002.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

37

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0139		0.0312		0.0126		0.0216		0.0090	0.0051	0.0089
Less Distributions to Shareholders:
From net investment income	(0.0139)		(0.0312)		(0.0126)		(0.0216)		(0.0090)	(0.0051)	(0.0089)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.39	%(d)	3.16%		1.27	%(d)	2.18%		0.90%	0.51%	0.89%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.55	%(e)(f)	0.55	%(f)	0.55	%(e)(f)	0.55	%(f)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.07	%(e)	0.06%		0.07	%(e)	0.07%		0.08%	0.07%	0.08%
Net investment income	2.84	%(e)(f)	3.07	%(f)	2.99	%(e)(f)	2.12	%(f)	0.82%	0.49%	0.78%
Net assets, end of period (000's)	$3,292		$4,216		$7,376		$7,567		$11,280	$22,071	$138,285

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

38

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0126		0.0287		0.0116		0.0191		0.0065	0.0028	0.0063
Less Distributions to Shareholders:
From net investment income	(0.0126)		(0.0287)		(0.0116)		(0.0191)		(0.0065)	(0.0028)	(0.0063)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.27	%(d)	2.90%		1.16	%(d)	1.93%		0.65%	0.28%	0.64%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.80	%(e)(f)	0.80	%(f)	0.80	%(e)(f)	0.80	%(f)	0.80%	0.78%	0.80%
Waiver/Reimbursement	0.07	%(e)	0.06%		0.07	%(e)	0.07%		0.08%	0.11%	0.08%
Net investment income	2.51	%(e)(f)	2.86	%(f)	2.76	%(e)(f)	1.88	%(f)	0.63%	0.26%	0.53%
Net assets, end of period (000's)	$36,557		$29,191		$26,833		$28,871		$36,441	$49,784	$64,516

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

39

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Class A Shares	2008		2007		2006 (a)		2006 (b)		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0134		0.0302		0.0122		0.0206		0.0080	0.0041	0.0079
Less Distributions to Shareholders:
From net investment income	(0.0134)		(0.0302)		(0.0122)		(0.0206)		(0.0080)	(0.0041)	(0.0079)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	1.34	%(e)	3.06%		1.23	%(e)	2.08%		0.80%	0.41%	0.79%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.65	%(f)(g)	0.65	%(g)	0.65	%(f)(g)	0.65	%(g)	0.65%	0.65%	0.65%
Waiver/Reimbursement	0.07	%(f)	0.06%		0.07	%(f)	0.07%		0.08%	0.07%	0.08%
Net investment income	2.65	%(f)(g)	3.01	%(g)	2.91	%(f)(g)	2.06	%(g)	0.75%	0.39%	0.68%
Net assets, end of period (000's)	$22,021		$14,790		$17,859		$25,572		$28,934	$50,803	$87,141

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On August 22, 2005, Investor A shares were renamed Class A shares.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

40

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended		Period Ended						Period Ended
	February 29,		August 31,		August 31,		Year Ended March 31,				March 31,
Institutional Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0154		0.0343		0.0139		0.0247		0.0121	0.0082	0.0090
Less Distributions to Shareholders:
From net investment income	(0.0154)		(0.0343)		(0.0139)		(0.0247)		(0.0121)	(0.0082)	(0.0090)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	1.55	%(e)	3.48%		1.40	%(e)	2.50%		1.22%	0.82%	0.91	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.24	%(f)(g)	0.24	%(g)	0.24	%(f)(g)	0.24	%(g)	0.24%	0.24%	0.24	%(f)
Waiver/Reimbursement	0.07	%(f)	0.06%		0.07	%(f)	0.07%		0.08%	0.07%	0.08	%(f)
Net investment income	3.11	%(f)(g)	3.43	%(g)	3.33	%(f)(g)	2.44	%(g)	1.23%	0.80%	1.09	%(f)
Net assets, end of period (000's)	$303,272		$307,411		$269,865		$123,606		$89,811	$68,512	$23,348

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Institutional Class shares commenced operations on June 18, 2002.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

41

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Retail A Shares	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0152		0.0338	0.0137		0.0101
Less Distributions to Shareholders:
From net investment income	(0.0152)		(0.0338)	(0.0137)		(0.0101)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total return (c)(d)	1.53	%(e)	3.43%	1.38	%(e)	1.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.29	%(g)	0.29%	0.29	%(g)	0.29	%(g)
Waiver/Reimbursement	0.07	%(g)	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	3.07	%(g)	3.38%	3.28	%(g)	2.81	%(g)
Net assets, end of period (000's)	$15,683		$16,748	$18,503		$19,200

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

42

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a fund share outstanding throughout each period is as follows:

G-Trust Shares	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0156		0.0347	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.0156)		(0.0347)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total return (c)(d)	1.57	%(e)	3.52%	1.42	%(e)	1.04	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20	%(g)	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.07	%(g)	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	3.11	%(g)	3.46%	3.36	%(g)	2.90	%(g)
Net assets, end of period (000's)	$831,477		$681,696	$721,252		$802,458

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

43

Notes to Financial Statements – Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Note 1. Organization

Columbia Tax-Exempt Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

44

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2007 was as follows:

Distributions paid from:
Tax-Exempt Income	$169,586,110
Ordinary Income*	762,636
Long-Term Capital Gains	124,273

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") on February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements and no cumulative effect adjustment was recorded on February 29, 2008. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably

45

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Fund and other money market funds advised by Columbia and its affiliates, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2009.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the six month period ended February 29, 2008, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia and its affiliates, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The

46

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund reimbursed Columbia for accounting oversight services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six month period ended February 29, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $3,714.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six month period ended February 29, 2008, no minimum account balance fees were charged by the Fund.

Distribution and Shareholder Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class, Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

47

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Class A Shares	0.10%	0.10%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Class A Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Retail A Shares	0.09%	0.09%
Administration Plans:
Class A Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2009 as a percentage of the Fund's Liquidity Class Shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class Shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2009 so that total expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class Shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class Shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 29, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month period
2011	2010	2009	2008	recovery	ended 2/29/08
$2,196,728	$3,149,826	$1,439,709	$2,609,632	$9,395,895	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any

48

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees fees" on the Statement of Assets and Liabilities.

As the result of a fund merger, the Fund assumed the assets and liabilities of the deferred compensation plan of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 29, 2008, these custody credits reduced total expenses by $35,915 for the Fund.

Note 6. Shares of Beneficial Interest

As of February 29, 2008, the Fund had two shareholders that collectively held 90.2% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds certain investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default, or are supported by a letter of credit. The insurers are rated Aaa by Moody's Investors Service, Inc. ("Moody's") or rated AAA by Standard & Poor's ("S&P"), except for Financial Guaranty Insurance Co. ("FGIC") which is rated A3 and A by Moody's and S&P, respectively and XL Capital Assurance Inc. ("XLCA") which is rated A3 and A- by Moody's and S&P, respectively and Radian Asset Assurance, Inc. ("RAD") which is rated Aa3 and AA by Moody's and S&P, respectively. Subsequent to February 29, 2008, CIFG Assurance North America, Inc. was downgraded to A1 and A+ by Moody's and S&P, respectively and FGIC was downgraded to Baa3 and BB by Moody's and S&P, respectively. FGIC, XLCA and RAD remain under review for possible further rating downgrades.

At February 29, 2008, private insurers who insured greater than 5% of the total net assets of the Fund were as follows:

Insurer
MBIA Insurance Corp.	8.9%
Financial Security Assurance, Inc.	7.2%

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into

49

Columbia Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

50

Board Consideration and Re-Approval of Investment Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia Tax-Exempt Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." The fund identified above is referred to as the "Fund."

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board's review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Fund, are provided administration services under a separate contract. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses The Board considered the one-year, three-year, five-year and ten-year performance results for the Fund, as relevant. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The Board also considered these results in comparison to sub-categories of money market funds grouped

51

and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Fund's Peer Group and/or Universe for performance would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex, including a new fee waiver commitment and group-wide breakpoint fee schedule for the Fund and other money market funds in the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in the Peer Group.

The Board engaged in further analysis with regard to approval of the Fund's Advisory Agreement because its Actual Management Rate and total expense ratio were appreciably above the median range of the Fund's Peer Group and its performance over some periods was appreciably below the median range of its Peer Group. However, the Board noted other factors such as improving relative performance, more favorable rankings based on the narrower iMoneyNet sub-categories, and the compression of expense ratios resulting in small differences in expense ratios causing the Fund to fall into different quintiles within the Peer Group, that outweighed the factors noted above. The Board also considered the impact of the new fee waiver commitment and group-wide breakpoint fee schedule going forward.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and, going forward, the new group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

52

Information About Services to Other Clients The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

Other Benefits to CMA The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

53

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.

October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year's report (the "2006 Report") was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

1  CMA and CFD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

54

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management ("Marsico" or "MCM") are well below their peers.

4.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 16 0f the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.  Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.  Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

E. Possible Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG did not,

55

however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.  An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA's proposed restructuring of the money market Funds' management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

15.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG's costs of providing services to the Funds than did asset-based allocation.

16.  The materials that set out CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

17.  In 2006, CMG's complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.  For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico's status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico's costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico's profits would no longer be retained by a CMG affiliate.

19.  CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America ("PB" or "Private Bank"), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by

56

the Private Bank of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)  Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

3)  Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a "Review Fund."

5)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)  Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)  Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year's performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8)  Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund's performance universe. This means that the performance of

57

a Columbia Fund A share (with a 25 basis point 12b-1 fee) or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the Columbia Fund share class. This improves the Nations Fund's performance relative to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)  Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)  Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.  Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

  Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.  Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

  Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.  Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM's largest subadvisory client and appears to be charged

58

higher subadvisory fees than those of MCM's other large clients.

  Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

4.  Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

  Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.  Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

  Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.  Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

  Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.  Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

  Status: We continue to believe that such a statement would help the Trustees understand CMG's business better and place the fund-by-fund profitability reports in context.

8.  Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

  Status: CMG provided various summary statements of operations.

9.  Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG's profitability.

  Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

* * *

Respectfully submitted,
Steven E. Asher

59

This page intentionally left blank.

Important Information About This Report – Columbia Tax-Exempt Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Tax-Exempt Reserves

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

61

Columbia Management®

Columbia Tax-Exempt Reserves

Semiannual Report, February 29, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiamanagementfunds.com

SHC-44/151022-0208 (04/08) 08/54658

Columbia Management®

Semiannual Report

February 29, 2008

Columbia Cash Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Economic Update	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	12

Statement of Operations	14

Statement of Changes in Net Assets	15

Statement of Cash Flows	18

Financial Highlights	19

Notes to Financial Statements	31

Board Consideration and Approval of Investment Advisory Agreements	42

Summary of Management Fee Evaluation by Independent Fee Consultant	45

Important Information About This Report	53

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this financial report for your Columbia Fund. This document provides information that can help support your investment decision-making.

We understand that many factors drove your decision to invest in Columbia Funds. Columbia Management's commitment is to honor that decision by providing investment solutions designed to exceed expectations. As we review the past six months and look forward to those ahead, we hope you will consider how we might support your investment needs beyond the services we provide currently. Some of the many advantages we bring to the table as the Fund's investment manager include:

■  Broad and deep investment expertise, including dedicated portfolio management, research and trading

■  Strategically positioned investment disciplines and processes

■  Comprehensive compliance and risk management

■  A team-driven culture that draws upon multiple sources to pursue consistent and superior performance

■  A comprehensive array of investment solutions, including equity, fixed-income and cash strategies

Working for you, and with you

Team approach—Rather than rely on the talent or judgment of one individual, Columbia Management takes a team-oriented approach to investing. We draw from the diverse experiences and insights of our people—including portfolio managers, research analysts and traders—to bring multiple investment perspectives and deep expertise to all of our investment management activities.

Client focus—At Columbia Management, our philosophy and culture are anchored in focused solutions and personal service. We are committed to putting our clients' interests first and we understand the premium our clients place on reliability—whether it's related to service, investment performance or risk management. Columbia Management is committed to maintaining high standards of reliability on all counts.

While our asset management capabilities are multifaceted and our investment professionals are multitalented, ultimately, everything we do at Columbia Management has a single purpose: to help investors pursue their most important financial goals. We are honored that you've chosen to invest with us and look forward to providing the investment solutions and services necessary to sustain a lasting relationship.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Economic Update

Economic and Market Review from Columbia Management's Cash Investment Group

Short-term interest rates have fallen dramatically over the last several months as a result of ongoing disruptions in the financial markets and a shift to investments in government securities. In an effort to limit the adverse effect of these financial market disruptions on the broader economy, the Federal Open Market Committee (FOMC) reduced the federal funds target rate by 225 basis points and the discount rate by 275 basis points since mid-August 2007. As of February 29, 2008, their current levels were 3.00% and 3.50%, respectively1. In addition, the FOMC and other regulatory agencies have taken several non-traditional actions, such as opening the discount window to Wall Street firms, as part of their ongoing efforts to supplement market liquidity and improve overall market functioning. These series of changes were made in an effort to reduce risks to financial stability and strengthen the effectiveness of monetary policy. The FOMC is likely to pay close attention to the "high frequency" data such as the unemployment rate and non-farm payrolls in the coming months as it evaluates the potential need for any further rate actions. The bond market contagion has also spread to the municipal market as investors encountered a meltdown in the auction rate securities market and municipal securities trading at some of the cheapest levels versus treasuries. Corporate bond spreads increased to the widest levels the market has seen in over a decade, contributing to a further squeeze on liquidity and a continued flight to quality.

The asset-backed commercial paper (ABCP) market continues to be under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector are impacting the short term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt obligations, including, among others, credit-card debt, automobile loans and leases, prime and subprime mortgage-backed securities, student loans, trade receivables and other asset-backed securities. Structured investment vehicles (SIVs), a sector of the ABCP market, are special purpose vehicles that primarily buy highly-rated, high quality longer-term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium term notes) and subordinated debt or equity. A number of money market funds, including Columbia Cash Reserves, invest in ABCP, including commercial paper and medium-term notes issued by SIVs. The value of the asset-backed securities, including SIVs, may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

The ABCP market continues to function, although at wider spreads and under intense liquidity pressure. The amount of outstanding ABCP has been declining over the past few months with pronounced differences amongst ABCP sectors in terms of liquidity. U.S. bank-sponsored multi-seller conduits have had the best access to the market. SIVs have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs. While maturities for ABCP issued in February and March generally ranged from overnight to thirty days, recently investors have been more willing to purchase ABCP, certificates of deposit issued by high quality banks and commercial paper issued by industrial companies with maturities of three to six months.

1Subsequent to February 29, 2008, the FOMC reduced the federal funds target rate and the discount rate to 2.25% and 2.50%, respectively.

Effective March 10, 2008, Columbia Prime Reserves, another series of the Trust, was merged into the Fund.

Past performance is no guarantee of future results.

1

Understanding Your Expenses – Columbia Cash Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

A minimum account balance fee of up to $20 that is charged once per year may be assessed if the value of your account falls below the minimum initial investment applicable to you. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/07 – 02/29/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,023.42	1,023.87	1.01	1.01	0.20
Trust Class Shares	1,000.00	1,000.00	1,022.92	1,023.37	1.51	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,022.68	1,023.12	1.76	1.76	0.35
Adviser Class Shares	1,000.00	1,000.00	1,022.18	1,022.63	2.26	2.26	0.45
Investor Class Shares	1,000.00	1,000.00	1,021.68	1,022.13	2.76	2.77	0.55
Daily Class Shares	1,000.00	1,000.00	1,020.39	1,020.89	4.02	4.02	0.80
Class A Shares	1,000.00	1,000.00	1,021.18	1,021.63	3.27	3.27	0.65
Class B Shares	1,000.00	1,000.00	1,017.90	1,018.40	6.52	6.52	1.30
Class C Shares	1,000.00	1,000.00	1,017.90	1,018.40	6.52	6.52	1.30
Class Z Shares	1,000.00	1,000.00	1,023.42	1,023.87	1.01	1.01	0.20
Institutional Class Shares	1,000.00	1,000.00	1,023.22	1,023.67	1.21	1.21	0.24
Marsico Shares	1,000.00	1,000.00	1,021.68	1,022.13	2.76	2.77	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

2

Investment Portfolio – Columbia Cash Reserves

February 29, 2008 (Unaudited)

Corporate Bonds – 35.5%
	Par ($)	Value ($)
Acme Paper & Supply Co.
LOC: Wachovia Bank N.A.
3.940% 09/15/20 (a)	2,700,000	2,700,000
AIG Matched Funding Corp.
4.726% 10/06/08 (b)(c)	1,050,000,000	1,050,000,000
4.944% 09/24/08 (b)(c)	475,000,000	475,000,000
Alliance & Leicester PLC
3.213% 09/05/08 (b)(c)	500,000,000	500,000,000
American Express Credit Corp.
3.241% 03/05/08 (b)	323,000,000	323,000,010
Arogas, Inc.
LOC: Wachovia Bank N.A.
3.890% 12/01/10 (a)	4,670,000	4,670,000
Asscher Finance Corp.
5.500% 07/16/08 (c)(d)	201,167,000	201,167,000
Atlanta Bread Co. International, Inc.
LOC: Columbus Bank & Trust Co.
3.170% 09/01/23 (a)	1,610,000	1,610,000
Axon Financial Funding LLC
3.080% 05/02/08 (b)(c) (d)(f)(g)(m) (amortized cost of $149,997,459)	150,000,000	133,500,000
3.134% 06/02/08 (b)(c) (d)(f)(g)(m) (amortized cost of $100,000,000)	100,000,000	89,000,000
Bank of New York Co.
3.184% 05/27/08 (b)(c)	125,000,000	125,000,000
Banque Federative du Credit Mutuel
3.149% 09/13/08 (b)(c)	500,000,000	500,000,000
Basic Water Co. SPE1 LLC
LOC: U.S. Bank N.A.
3.170% 08/01/24 (a)	6,302,000	6,302,000
Berks Medical Realty LP
LOC: Wachovia Bank N.A.
3.840% 03/01/26 (a)	4,105,000	4,105,000
BF Ft. Myers, Inc.
LOC: Fifth Third Bank
3.670% 11/01/17 (a)	11,015,000	11,015,000
Bluegrass Wireless LLC
LOC: Fifth Third Bank
3.670% 02/01/12 (a)	5,200,000	5,200,000

	Par ($)	Value ($)
BNP Paribas
3.060% 08/19/08 (b)(c)	325,000,000	325,000,000
4.961% 06/16/08 (b)	350,000,000	350,000,000
Boozer Lumber
LOC: Wachovia Bank N.A.
3.150% 10/01/17 (a)	2,845,000	2,845,000
Brookwood Baptist Church
LOC: AmSouth Bank N.A.
3.170% 12/01/23 (a)	4,120,000	4,120,000
Brosis Finance LLC
LOC: Branch Banking & Trust Co.
3.500% 09/01/24 (a)	8,200,000	8,200,000
Carrera Capital Finance LLC
3.080% 04/28/08 (b)(c)(d)	80,000,000	79,998,736
Cheyne Finance LLC
3.063% 01/15/08 (b)(c) (d)(f)(g)(m) (amortized cost of $100,000,000)	100,000,000	86,000,000
3.065% 02/08/08 (b)(c) (d)(f)(g)(m) (amortized cost of $150,000,000)	150,000,000	129,000,000
3.065% 12/17/07 (b)(c) (d)(f)(g)(m) (amortized cost of $100,000,000)	100,000,000	86,000,000
3.065% 05/15/08 (b)(c) (d)(f)(g)(m) (amortized cost of $99,994,992)	100,000,000	86,000,000
3.068% 06/16/08 (b)(c) (d)(f)(g)(m) (amortized cost of $99,993,472)	100,000,000	86,000,000
3.075% 10/25/07 (b)(c) (d)(f)(g)(m) (amortized cost of $18,500,000)	18,500,000	15,910,000
Congregation Mkor Shalom
LOC: Wachovia Bank N.A.
3.890% 06/01/23 (a)	2,015,000	2,015,000
Cornell Iron Works, Inc.
LOC: Wachovia Bank N.A.
3.840% 04/01/19 (a)	4,875,000	4,875,000
Credit Agricole SA
3.838% 08/26/08 (b)(c)	425,000,000	425,000,000

See Accompanying Notes to Financial Statements.

3

Columbia Cash Reserves

February 29, 2008 (Unaudited)

Corporate Bonds (continued)
	Par ($)	Value ($)
Crestmont Realty Corp.
LOC: Fifth Third Bank
3.670% 11/01/22 (a)	3,965,000	3,965,000
Cullinan Finance Corp.
3.070% 03/25/08 (b)(c)(d)	108,000,000	107,997,887
3.070% 08/01/08 (b)(c)(d)	100,000,000	99,983,279
Fannin and Fannin LLC
LOC: Fifth Third Bank
3.670% 12/01/24 (a)	1,765,000	1,765,000
First Tennessee Bank National Association
3.139% 09/16/08 (b)(c)	250,000,000	250,000,000
Goldman Sachs Group, Inc.
3.176% 04/16/08 (b)	200,000,000	200,000,000
3.179% 05/21/08 (b)	430,000,000	430,000,000
3.191% 09/12/08 (b)(c)	219,500,000	219,500,000
3.199% 08/13/08 (b)	675,000,000	675,000,000
Greene River Packing, Inc.
LOC: Wachovia Bank N.A.
3.940% 11/01/16 (a)	900,000	900,000
Irish Life & Permanent PLC
3.148% 09/19/08 (b)(c)	400,000,000	400,000,000
Issuer Entity LLC
3.384% 10/30/08 (b) (g)(h)(m) (amortized cost of $48,956,368)	51,428,503	41,055,374
Johnson Bible College
LOC: AmSouth Bank N.A.
3.620% 09/01/18 (a)	1,700,000	1,700,000
K2 (USA) LLC
3.080% 08/01/08 (b)(c)(d)	250,000,000	249,968,648
Kingston Care Center of Sylvania
LOC: JPMorgan Chase Bank
3.550% 05/01/33 (a)	11,425,000	11,425,000
L.E. Pope Building Co.
LOC: Wachovia Bank N.A.
3.890% 11/01/13 (a)	6,960,000	6,960,000
Lehman Brothers Holdings, Inc.
3.298% 01/14/09 (b)(g)	400,000,000	400,000,000
Liquid Funding Ltd.
3.071% 05/09/08 (b)(c)(d)	200,000,000	199,994,637
3.075% 04/10/08 (b)(c)(d)	90,000,000	89,998,556
LP Pinewood SPV LLC
LOC: Wachovia Bank N.A.
3.340% 02/01/18 (a)	100,700,000	100,700,000

	Par ($)	Value ($)
Manor Homes Holdings LLC
LOC: Wachovia Bank N.A.
3.670% 06/01/23 (a)	4,660,000	4,660,000
Marital Trust
LOC: AmSouth Bank N.A.
3.170% 12/01/09 (a)	3,000,000	3,000,000
Merrill Lynch & Co., Inc.
3.168% 08/22/08 (b)	80,500,000	80,074,686
3.259% 12/17/08 (b)	397,000,000	397,000,000
3.261% 12/12/08 (b)	625,000,000	625,000,000
3.275% 08/22/08 (b)	710,000,000	710,000,000
Michael J. Barry
LOC: AmSouth Bank N.A.
3.170% 11/01/24 (a)	4,435,000	4,435,000
MOB Management Two LLC
3.440% 12/01/26 (b)	16,930,000	16,930,000
Morgan Stanley
3.214% 12/26/08 (b)	460,200,000	460,339,736
3.224% 10/03/08 (b)	499,000,000	499,000,000
3.294% 02/03/09 (b)	879,430,000	879,430,000
Morgan Stanley Asset Funding, Inc.
3.575% 12/05/08 (b)	1,000,000,000	1,000,000,000
National Australia Bank Ltd.
4.929% 07/18/08 (b)(c)	500,000,000	500,000,000
National Rural Utilities Cooperative Finance Corp.
3.274% 09/01/08 (b)	320,000,000	320,000,000
Natixis NY
3.096% 09/08/08 (b)(c)	575,000,000	575,000,000
Nordea Bank AB
3.155% 09/08/08 (b)(c)	300,000,000	300,000,000
Northern Rock PLC
3.171% 09/04/08 (b)(c)	984,000,000	984,004,667
5.236% 10/08/08 (b)(c)	101,500,000	101,500,000
Pearlstine Distributors, Inc.
LOC: Wachovia Bank N.A.
3.840% 03/01/23 (a)	3,890,000	3,890,000
Persimmon Ridge Golf Course
LOC: Fifth Third Bank
3.670% 04/01/14 (a)	2,365,000	2,365,000
RDR Investment Co. LLC
LOC: Wachovia Bank N.A.
3.990% 11/01/19 (a)	1,375,000	1,375,000
Red Lion Evangelical Association, Inc.
LOC: Wachovia Bank N.A.
3.890% 06/01/26 (a)	2,250,000	2,250,000

See Accompanying Notes to Financial Statements.

4

Columbia Cash Reserves

February 29, 2008 (Unaudited)

Corporate Bonds (continued)
	Par ($)	Value ($)
RH Sheppard Co., Inc.
LOC: Wachovia Bank N.A.
3.340% 06/01/11 (a)	14,680,000	14,680,000
Schulte Corp.
LOC: Fifth Third Bank
3.670% 09/01/24 (a)	2,645,000	2,645,000
Security Self-Storage, Inc.
LOC: Fifth Third Bank
3.670% 05/01/35 (a)	2,800,000	2,800,000
Servaas, Inc.
LOC: Fifth Third Bank
3.670% 03/01/13 (a)	5,190,000	5,190,000
Shephard Family Trust
LOC: Columbus Bank & Trust Co.
3.170% 05/01/24 (a)	8,315,000	8,315,000
Shepherd Capital LLC
LOC: Wachovia Bank N.A.
3.940% 03/15/49 (a)	10,000	10,000
Sigma Finance, Inc.
5.500% 07/16/08 (c)(d)(e)	300,000,000	300,000,000
SJD Service Co.
LOC: Fifth Third Bank
3.670% 10/01/23 (a)	2,560,000	2,560,000
SLM Corp.
3.124% 04/18/08 (b)(c)(m) (amortized cost of $543,990,088)	544,000,000	541,611,296
3.154% 05/12/08 (b)(c)(m) (amortized cost of $65,000,000)	65,000,000	64,798,240
Smith of Georgia LLC
LOC: Fifth Third Bank
3.670% 12/01/24 (a)	10,625,000	10,625,000
Southland Tube, Inc.
LOC: Wachovia Bank N.A.
3.190% 06/01/10 (a)	3,420,000	3,420,000
Supreme Beverage Co.
LOC: AmSouth Bank N.A.
3.170% 04/01/19 (a)	4,500,000	4,500,000
Unicredito Italiano Bank Ireland
3.141% 09/12/08 (b)(c)	900,000,000	900,000,000
3.148% 09/12/08 (b)(c)	550,000,000	550,000,000
3.185% 09/08/08 (b)(c)	1,040,000,000	1,040,000,000
4.433% 08/08/08 (b)(c)	300,000,000	300,000,000

	Par ($)	Value ($)
Victoria Finance LLC
3.065% 04/11/08 (b)(c) (d)(f)(g)(m) (amortized cost of $99,997,406)	100,000,000	87,000,000
3.065% 04/15/08 (b)(c) (d)(f)(g)(m) (amortized cost of $99,997,070)	100,000,000	87,000,000
3.070% 03/25/08 (b)(c) (d)(f)(g)(m) (amortized cost of $99,998,703)	100,000,000	87,000,000
3.125% 08/22/08 (b)(c) (d)(f)(g)(m) (amortized cost of $200,000,000)	200,000,000	174,000,000
3.209% 07/28/08 (b)(c) (d)(f)(g)(m) (amortized cost of $99,991,880)	100,000,000	87,000,000
Wells Fargo & Co.
3.201% 01/14/09 (b)(c)	10,000,000	10,000,000
West Ridge Enterprises
LOC: Wachovia Bank N.A.
3.890% 12/01/13 (a)	4,945,000	4,945,000
Westgate Investment Fund
LOC: Wells Fargo Bank N.A.
3.120% 02/01/12 (a)	2,260,000	2,260,000
Westpac Banking Corp.
5.103% 07/11/08 (b)(c)	288,750,000	288,750,000
Whistlejacket Capital Ltd.
3.060% 04/24/08 (b)(c) (d)(f)(g)(m) (amortized cost of $147,494,015)	147,500,000	132,750,000
3.060% 06/09/08 (b)(c) (d)(f)(g)(m) (amortized cost of $99,991,848)	100,000,000	90,000,000
Zoological Society of Philadelphia
LOC: Wachovia Bank N.A.
3.340% 06/01/18 (a)	7,925,000	7,925,000
Total Corporate Bonds (cost of $21,114,463,143)		20,894,184,752

See Accompanying Notes to Financial Statements.

5

Columbia Cash Reserves

February 29, 2008 (Unaudited)

Commercial Paper – 23.9% (e)
	Par ($)	Value ($)
Amstel Funding Corp.
3.200% 05/08/08 (c)(j)	74,013,000	73,565,633
3.200% 05/09/08 (c)(j)	38,281,000	38,046,210
3.300% 04/21/08 (c)(j)	149,094,000	148,396,986
3.300% 04/23/08 (c)(j)	125,915,000	125,303,263
3.330% 05/02/08 (c)(j)	515,000,000	512,046,475
Atlantis One Funding Corp.
3.250% 03/31/08 (c)(j)	175,000,000	174,526,042
Barton Capital Corp.
3.250% 04/25/08 (c)(j)	239,450,000	238,261,064
Chariot Funding LLC
3.100% 04/11/08 (c)(j)	101,000,000	100,643,414
3.200% 03/05/08 (c)(j)	6,500,000	6,497,689
Cheyne Finance LLC
3.991% 01/18/08 (b)(c) (d)(f)(g)(m) (amortized cost of $75,000,000)	75,000,000	64,500,000
Ciesco LLC
3.180% 03/11/08 (c)(j)	72,500,000	72,435,958
Citigroup Funding, Inc.
3.055% 08/25/08 (j)	215,000,000	211,770,610
3.150% 05/27/08 (j)	175,000,000	173,667,812
3.170% 05/19/08 (j)	60,000,000	59,582,617
3.170% 05/20/08 (j)	250,000,000	248,238,889
3.170% 05/22/08 (j)	250,000,000	248,194,861
3.225% 05/14/08 (j)	250,000,000	248,342,708
3.240% 06/02/08 (j)	342,000,000	339,137,460
3.240% 06/03/08 (j)	200,000,000	198,308,000
Clipper Receivables Co. LLC
3.180% 04/25/08 (c)(j)	161,000,000	160,217,808
3.200% 04/25/08 (c)(j)	146,950,000	146,231,578
3.300% 03/03/08 (c)(j)	864,654,000	864,495,480
Concord Minutemen Capital Co. LLC
3.350% 04/10/08 (c)(j)	105,507,000	105,114,279
3.400% 03/19/08 (c)(j)	250,000,000	249,575,000
Crown Point Capital Co. LLC
3.500% 03/03/08 (c)(j)	100,000,000	99,980,556
Curzon Funding LLC
3.350% 04/23/08 (c)(j)	320,000,000	318,421,778
3.370% 05/06/08 (c)(j)	65,000,000	64,598,408
4.050% 04/08/08 (c)(j)	76,228,000	75,902,125
Eureka Securitization, Inc.
3.150% 04/18/08 (c)(j)	100,000,000	99,580,000
3.900% 04/10/08 (c)(j)	57,000,000	56,753,000
Fairway Finance LLC
3.250% 04/11/08 (c)(j)	90,000,000	89,666,875

	Par ($)	Value ($)
FCAR Owner Trust I
3.300% 04/23/08 (j)	3,850,000	3,831,295
3.350% 05/02/08 (j)	153,500,000	152,614,390
3.450% 03/03/08 (j)	200,000,000	199,961,667
3.500% 03/03/08 (j)	75,000,000	74,985,417
3.870% 04/25/08 (j)	23,500,000	23,361,056
4.400% 04/15/08 (j)	13,350,000	13,276,575
4.650% 04/15/08 (j)	55,000,000	54,680,313
FCAR Owner Trust II
3.350% 05/21/08 (j)	161,250,000	160,034,578
3.400% 05/05/08 (j)	124,700,000	123,934,481
Giro Balanced Funding Corp.
3.700% 03/03/08 (c)(j)	327,981,000	327,913,582
Gotham Funding Corp.
3.450% 03/04/08 (c)(j)	100,000,000	99,971,250
Govco LLC
2.980% 06/17/08 (c)(j)	59,242,000	58,712,377
3.000% 06/24/08 (c)(j)	75,000,000	74,281,250
Grampian Funding LLC
4.450% 04/08/08 (c)(j)	130,000,000	129,389,361
4.485% 03/10/08 (c)(j)	875,000,000	874,018,906
4.590% 04/02/08 (c)(j)	69,800,000	69,515,216
4.590% 04/07/08 (c)(j)	248,050,000	246,879,824
Irish Life & Permanent PLC
3.150% 05/20/08 (c)(j)	125,000,000	124,125,000
3.150% 05/21/08 (c)(j)	250,000,000	248,228,125
3.860% 04/28/08 (c)(j)	96,250,000	95,651,432
4.565% 04/03/08 (c)(j)	50,000,000	49,790,771
4.565% 04/08/08 (c)(j)	98,500,000	98,025,367
4.565% 04/09/08 (c)(j)	83,750,000	83,335,821
Lake Constance Funding LLC
4.050% 04/17/08 (c)(j)	48,200,000	47,945,143
4.585% 04/10/08 (c)(j)	94,550,000	94,068,320
Lexington Parker Capital Corp.
3.350% 04/09/08 (c)(j)	100,000,000	99,637,083
3.450% 04/24/08 (c)(j)	350,000,000	348,188,750
3.650% 03/03/08 (c)(j)	343,500,000	343,430,346
4.520% 04/11/08 (c)(j)	359,500,000	357,649,374
Liberty Lighthouse Funding Co.
5.650% 04/24/08 (c)(d)(j)	201,614,000	199,905,321
Monument Gardens Funding LLC
4.600% 04/18/08 (c)(j)	259,250,000	257,659,933
Scaldis Capital LLC
3.120% 05/08/08 (c)(j)	100,000,000	99,410,667
3.870% 04/21/08 (c)(j)	225,000,000	223,766,437
3.900% 04/08/08 (c)(j)	150,000,000	149,382,500

See Accompanying Notes to Financial Statements.

6

Columbia Cash Reserves

February 29, 2008 (Unaudited)

Commercial Paper (continued)
	Par ($)	Value ($)
Sheffield Receivables Corp.
3.150% 04/07/08 (c)(j)	125,000,000	124,595,312
Societe Generale North America, Inc.
4.545% 04/07/08 (j)	730,000,000	726,589,987
Solitaire Funding LLC
3.150% 05/12/08 (c)(j)	160,000,000	158,992,000
3.350% 04/23/08 (c)(j)	267,000,000	265,683,171
3.370% 04/14/08 (c)(j)	196,250,000	195,441,668
3.370% 04/15/08 (c)(j)	75,000,000	74,684,063
4.450% 04/09/08 (c)(j)	291,500,000	290,094,727
Surrey Funding Corp.
3.900% 04/10/08 (c)(j)	61,650,000	61,382,850
Versailles CDS LLC
3.250% 05/07/08 (c)(j)	75,000,000	74,546,354
3.500% 03/03/08 (c)(j)	411,250,000	411,170,035
4.450% 04/18/08 (c)(j)	137,800,000	136,982,387
Victory Receivables Corp.
3.200% 05/02/08 (c)(j)	200,000,000	198,897,778
3.450% 03/04/08 (c)(j)	100,000,000	99,971,250
Total Commercial Paper (cost of $14,049,096,088)		14,038,596,088
Certificates of Deposit – 14.5%
Bank of Montreal
3.080% 05/22/08	994,000,000	994,000,000
Bank of Nova Scotia
3.125% 04/03/08	733,600,000	733,600,000
Bank of Tokyo Mitsubishi Ltd. NY
3.090% 05/21/08	555,500,000	555,500,000
4.625% 04/07/08	1,109,500,000	1,109,500,000
Bank Scotland PLC NY
3.050% 05/14/08	750,000,000	750,000,000
3.070% 05/27/08	743,750,000	743,750,000
3.300% 04/29/08	1,110,000,000	1,110,000,000
Barclays Bank PLC NY
4.400% 04/08/08	952,000,000	952,000,000
Canadian Imperial Bank of Commerce NY
3.211% 03/17/08 (b)	20,000,000	20,000,000
DEPFA Bank PLC NY
4.470% 04/08/08	735,000,000	735,000,000
5.051% 07/15/08 (b)(c)	125,000,000	125,000,000
UBS AG/Stamford Branch
5.395% 03/18/08	717,000,000	717,000,000
Total Certificates of Deposit (cost of $8,545,350,000)		8,545,350,000

Time Deposits – 2.6%
	Par ($)	Value ($)
ABN AMRO Bank NV
3.188% 03/03/08	553,909,000	553,909,000
Wells Fargo Bank N.A.
3.188% 03/03/08	1,000,000,000	1,000,000,000
Total Time Deposits (cost of $1,553,909,000)		1,553,909,000
Funding Agreements – 2.6%
Genworth Life Insurance Co.
3.155% 05/16/08 (b)(g)	100,000,000	100,000,000
Jackson National Life Global Funding
3.175% 09/23/08 (b)(c)	300,000,000	300,000,000
5.130% 06/14/08 (b)	50,000,000	50,000,000
Metropolitan Life Insurance Co.
3.324% 07/25/08 (b)	182,000,000	182,000,000
4.158% 08/11/08 (b)	50,000,000	50,000,000
New York Life Insurance
5.184% 07/01/08 (b)(g)	200,000,000	200,000,000
Transamerica Occidental Life Insurance Co.
3.350% 07/29/08 (b)	125,000,000	125,000,000
3.354% 08/01/08 (b)	300,000,000	300,000,000
3.370% 07/29/08 (b)	20,000,000	20,000,000
3.500% 07/29/08 (b)	117,000,000	117,000,000
4.890% 07/29/08 (b)	100,000,000	100,000,000
Total Funding Agreements (cost of $1,544,000,000)		1,544,000,000
Municipal Bonds – 2.0%
Alabama – 0.0%
AL City of Atmore
Series 2004 B,
LOC: Southtrust Bank N.A.
3.840% 01/01/34 (a)	2,560,000	2,560,000
Alabama Total		2,560,000
Arizona – 0.0%
AZ Phoenix Industrial Development Authority
Pilgrim Rest Foundation, Inc.,
Series 2005 B,
LOC: JPMorgan Chase Bank
3.550% 10/01/30 (a)	1,740,000	1,740,000
Arizona Total		1,740,000
California – 0.0%
CA Educational Facilities Authority
University of Judaism,
Series 1998 B,
LOC: Allied Irish Bank
3.390% 12/01/28 (a)	5,700,000	5,700,000
California Total		5,700,000

See Accompanying Notes to Financial Statements.

7

Columbia Cash Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Colorado – 0.0%
CO Housing & Finance Authority
Series 2003 A-2,
SPA: FHLB
5.000% 10/01/33 (a)	9,800,000	9,800,000
Colorado Total		9,800,000
Florida – 1.8%
FL Hurricane Catastrophe Fund
Series 2006 B,
3.331% 03/13/09 (b)	1,019,250,000	1,019,250,000
Florida Total		1,019,250,000
Georgia – 0.0%
GA Columbus Development Authority
Woodmont Properties,
Series 2004,
LOC: Columbia Bank & Trust
3.220% 12/01/24 (a)	6,325,000	6,325,000
GA Talbot County Development Authority Industrial Development Revenue
Junction City Mining Co.,
Series 2000,
LOC: Wachovia Bank N.A.
3.890% 03/01/13 (a)	8,895,000	8,895,000
Total Georgia		15,220,000
Idaho – 0.0%
ID Boise City Urban Renewal Agency
Series 2004 B,
LOC: KeyBank N.A.
3.300% 03/01/13 (a)	2,610,000	2,610,000
Idaho Total		2,610,000
Kentucky – 0.0%
KY Covington Industrial Building Revenue
Series 2004,
LOC: Fifth Third Bank
3.670% 10/01/27 (a)	1,870,000	1,870,000
Kentucky Total		1,870,000
Maryland – 0.0%
MD Health & Higher Educational Facilities Authority
Glen Meadows Retirement Community,
Series 1999 B,
LOC: Wachovia Bank N.A.
3.290% 07/01/29 (a)	11,285,000	11,285,000
Maryland Total		11,285,000

	Par ($)	Value ($)
Minnesota – 0.0%
MN Eagan
Multi-Family Revenue,
Thomas Lake Housing Associates,
Series 2003 A-2,
Guarantor: FNMA
3.650% 03/15/33 (a)	2,310,000	2,310,000
Minnesota Total		2,310,000
Mississippi – 0.0%
MS Business Finance Corp.
Telepak, Inc.,
Series 2000,
LOC: First Union National Bank
3.340% 09/01/15 (a)	15,000,000	15,000,000
Mississippi Total		15,000,000
New Mexico – 0.0%
NM Las Cruces Industrial Development Revenue
F & A Dairy Products, Inc.,
Series 2003,
LOC: Wells Fargo Bank N.A.
5.180% 12/01/23 (a)	3,000,000	3,000,000
New Mexico Total		3,000,000
New York – 0.0%
NY New York City Housing Development Corp.
200 West 26 LLC,
Series 2002 A,
LOC: Bayerische Landesbank
3.120% 06/01/33 (a)	10,550,000	10,550,000
New York Total		10,550,000
North Carolina – 0.0%
NC Downtown Renaissance, Inc.
Imperial Centre Partners LP,
Series 2004,
LOC: RBC Centura Bank
3.170% 02/01/25 (a)	5,610,000	5,610,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Series 1997 A,
LOC: First Union National Bank
3.890% 04/01/18 (a)	646,000	646,000
North Carolina Total		6,256,000

See Accompanying Notes to Financial Statements.

8

Columbia Cash Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Texas – 0.2%
TX State
Series 1994 A-2,
SPA: DEPFA Bank PLC
3.120% 12/01/33 (a)	43,300,000	43,300,000
Series 1997 B-2,
SPA: DEPFA Bank PLC
3.120% 12/01/29 (a)	5,215,000	5,215,000
Series 2004,
SPA: Dexia Credit Local
3.120% 12/01/24 (a)	16,535,000	16,535,000
Series 2005,
SPA: Dexia Credit Local
3.120% 12/01/26 (a)	19,720,000	19,720,000
Texas Total		84,770,000
Washington – 0.0%
WA Meadow Springs Country Club
Series 2000,
LOC: U.S. Bank N.A.
3.650% 08/01/25 (a)	2,335,000	2,335,000
Washington Total		2,335,000
Wisconsin – 0.0%
WI Housing & Economic Development Authority
Series 2006 B,
SPA: DEPFA Bank PLC
3.120% 09/01/37 (a)	11,683,000	11,683,000
Wisconsin Total		11,683,000
Total Municipal Bonds (cost of $1,205,939,000)		1,205,939,000
Asset-Backed Securities – 0.8% (k)
Interstar Millennium Trust
Series 2006-2GA, Class A1
3.104% 05/27/38 (b)(c)	176,986,500	176,986,500
Paragon Mortgages PLC
Series 13A, Class A1
3.131% 01/15/39 (b)(c)	316,459,971	316,459,971
Total Asset-Backed Securities (cost of $493,446,471)		493,446,471
Extendible Commercial Notes – 0.3%
Thornburg Mortgage Capital Resources LLC
3.124% 03/03/08 (b)(c)(e)	180,000,000	179,999,700
Total Extendible Commercial Notes (cost of $179,999,700)		179,999,700

Repurchase Agreements – 18.8%
	Par ($)	Value ($)
Repurchase agreement with Barclays Capital, dated 02/29/08, due 03/03/08, at 3.180%, collateralized by U.S. Government Agency Obligations with various maturities to 03/01/38, market value $357,000,000 (repurchase proceeds $350,092,750)	350,000,000	350,000,000
Repurchase agreement with Barclays Capital, dated 02/29/08, due 03/03/08, at 3.225%, collateralized by asset-backed securities maturing 02/04/48, market value $618,000,000 (repurchase proceeds $600,161,250)	600,000,000	600,000,000
Repurchase agreement with BNP Paribas, dated 02/29/08, due 03/03/08, at 3.230%, collateralized by corporate bonds and asset-backed securities with various maturities to 05/30/57, market value $1,442,000,000 (repurchase proceeds $1,400,376,833)	1,400,000,000	1,400,000,000
Repurchase agreement with Credit Suisse First Boston, dated 02/29/08, due 03/03/08, at 3.230%, collateralized by corporate bonds with various maturities to 05/15/57, market value $1,957,005,652 (repurchase proceeds $1,900,511,417)	1,900,000,000	1,900,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/29/08, due 03/03/08, at 3.250%, collateralized by corporate bonds and asset-backed securities with various maturities to 12/25/56, market value $2,685,712,641 (repurchase proceeds $2,608,194,195)	2,607,488,000	2,607,488,000

See Accompanying Notes to Financial Statements.

9

Columbia Cash Reserves

February 29, 2008 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Goldman Sachs & Co., dated 02/29/08, due 03/03/08, at 3.275%, collateralized by corporate bonds with various maturities to 04/05/56, market value $515,000,000 (repurchase proceeds $500,136,458)	500,000,000	500,000,000
Repurchase agreement with Greenwich Capital, dated 02/29/08, due 03/03/08, at 3.225%, collateralized by U.S. Government Agency Obligations with various maturities to 03/01/38, market value $1,530,003,642 (repurchase proceeds $1,500,403,125)	1,500,000,000	1,500,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 02/29/08, due 03/03/08, at 3.210%, collateralized by commercial paper with various maturities to 08/26/08, market value $510,001,929 (repurchase proceeds $500,133,750)	500,000,000	500,000,000
Repurchase agreement with Lehman Brothers, dated 02/29/08, due 03/03/08, at 3.225%, collateralized by commercial paper maturing 08/13/08, market value $994,505,000 (repurchase proceeds $975,262,031)	975,000,000	975,000,000
Repurchase agreement with Merrill Lynch, dated 02/29/08, due 03/03/08, at 3.210%, collateralized by commercial paper with various maturities to 06/06/08, market value $510,000,481 (repurchase proceeds $500,133,750)	500,000,000	500,000,000

	Par ($)	Value ($)
Repurchase agreement with UBS Securities, Inc., dated 02/29/08, due 03/03/08, at 3.225%, collateralized by corporate bonds with various maturities to 01/01/36, market value $255,863,435 (repurchase proceeds $250,067,188)	250,000,000	250,000,000
Total Repurchase Agreements (cost of $11,082,488,000)		11,082,488,000
Other – 0.1%
Capital Support Agreement with Affiliate (i)	—	25,000,000
Total Investments – 101.1% (cost of $59,768,691,402) (n)		59,562,913,011
Other Assets & Liabilities, Net – (1.1)%		(656,639,760)
Net Assets – 100.0%		58,906,273,251

Notes to Investment Portfolio:

(a) Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate shown reflects the rate at February 29, 2008.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2008.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At February 29, 2008, these securities, which are not illiquid except for those in the following table, amounted to $25,086,962,489, which represents 42.6% of net assets.

Security	Acquisition Date	Acquisition Cost
Axon Financial Funding LLC 3.080% 05/02/08	04/23/07	$150,000,000
3.134% 06/02/08	05/18/07	100,000,000
Carrera Capital Finance LLC 3.080% 04/28/08	04/23/07	80,000,000
Cheyne Finance LLC 3.063% 01/15/08	01/10/07	100,000,000
3.065% 02/08/08	12/11/06	150,000,000
3.065% 12/17/07	02/01/07	100,000,000
3.065% 05/15/08	05/10/07	100,000,000
3.068% 06/16/08	06/11/07	100,000,000
3.075% 10/25/07	10/18/06	18,500,000
3.991% 01/18/08	04/19/07	75,000,000
K2 (USA) LLC 3.080% 08/01/08	07/27/07	250,000,000
Liquid Funding Ltd. 3.071% 05/09/08	04/13/07	200,000,000
3.075% 04/10/08	03/12/07	90,000,000
Sigma Finance, Inc. 5.500% 07/16/08	06/15/07	300,000,000
SLM Corp. 3.124% 04/18/08	04/20/07	544,000,000
3.154% 05/12/08	06/14/07	65,000,000

See Accompanying Notes to Financial Statements.

10

Columbia Cash Reserves

February 29, 2008 (Unaudited)

Security	Acquisition Date	Acquisition Cost
Victoria Finance LLC 3.065% 04/11/08	03/13/07	$100,000,000
3.065% 04/15/08	03/20/07	100,000,000
3.070% 03/25/08	03/08/07	100,000,000
3.125% 08/22/08	08/27/07	200,000,000
3.209% 07/28/08	07/18/07	100,000,000
Whistlejacket Capital Ltd. 3.060% 04/24/08	04/18/07	147,500,000
3.060% 06/09/08	05/29/07	100,000,000
		$3,270,000,000

(d)  Security issued by a structured investment vehicle. See Notes 8 and 9.

(e)  See Note 10.

(f)  Security is in default.

(g)  Represents fair value as determined in good faith under procedures adopted by the Board of Trustees.

(h)  Security received in exchange for Security of Ottimo Funding Ltd. on November 2, 2007.

(i)  See Note 3.

(j)  The rate shown represents the discount rate at the date of purchase.

(k)  The maturity dates reflected are the contractual dates of the structures. The expected weighted average lives may be significantly shorter.

(m)  Security is a covered security as defined in Note 3. See also Notes 8 and 9.

(n)  Cost for federal income tax purposes is $59,768,691,402.

Acronym	Name
FHLB	Federal Home Loan Bank

FNMA	Federal National Mortgage Association

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – Columbia Cash Reserves
February 29, 2008 (Unaudited)

		($)
Assets	Total investments, at cost	59,768,691,402
	Investment securities, at value	48,455,425,011
	Capital Support Agreement, at value (See Note 3)	25,000,000
	Repurchase agreements, at value	11,082,488,000
	Total investments, at value	59,562,913,011
	Cash	914
	Receivable for:
	Fund shares sold	4,906,361
	Interest	155,608,533
	Other assets	475,868
	Expense reimbursement due from investment advisor	488,910
	Trustees' deferred compensation plan	46,507
	Total Assets	59,724,440,104
Liabilities	Payable for:
	Investments purchased	733,600,000
	Fund shares repurchased	4,862,468
	Distributions	54,616,054
	Investment advisory fee	6,903,632
	Administration fee	1,835,761
	Transfer agent fee	143,674
	Pricing and bookkeeping fees	13,639
	Trustees' fees	322,299
	Custody fee	102,277
	Distribution and service fees	13,480,974
	Chief compliance officer expenses	2,500
	Trustees' deferred compensation plan	46,507
	Other liabilities	2,237,068
	Total Liabilities	818,166,853
	Net Assets	58,906,273,251
Net Assets Consist of	Paid-in capital	59,131,012,272
	Overdistributed net investment income	(135,536)
	Accumulated net realized loss	(18,825,094)
	Unrealized loss on investments, net of Capital Support Agreement (See Note 3)	(205,778,391)
	Net Assets	58,906,273,251

See Accompanying Notes to Financial Statements.
12

Statement of Assets and Liabilities (continued) – Columbia Cash Reserves
February 29, 2008 (Unaudited)

Capital Class Shares	Net assets	$9,971,116,735
	Shares outstanding	10,011,995,692
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$2,718,746,293
	Shares outstanding	2,729,587,000
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$970,372,326
	Shares outstanding	974,075,817
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$17,977,941,808
	Shares outstanding	18,045,569,165
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$1,042,414,312
	Shares outstanding	1,047,036,246
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$18,910,304,352
	Shares outstanding	18,981,170,512
	Net asset value per share	$1.00
Class A Shares	Net assets	$573,463,625
	Shares outstanding	575,650,747
	Net asset value per share	$1.00
Class B Shares	Net assets	$49,917,884
	Shares outstanding	50,164,123
	Net asset value per share	$1.00
Class C Shares	Net assets	$15,063,131
	Shares outstanding	15,118,040
	Net asset value per share	$1.00
Class Z Shares	Net assets	$706,209,311
	Shares outstanding	709,544,187
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$5,952,468,759
	Shares outstanding	5,974,900,879
	Net asset value per share	$1.00
Marsico Shares	Net assets	$18,254,715
	Shares outstanding	18,320,656
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
13

Statement of Operations – Columbia Cash Reserves
For the Six Months Ended February 29, 2008 (Unaudited)

		($)
Investment Income	Interest	1,510,383,119
Expenses	Investment advisory fee	46,280,557
	Administration fee	29,837,809
	Distribution fee:
	Investor Class Shares	546,543
	Daily Class Shares	33,067,897
	Class A Shares	234,851
	Class B Shares	172,664
	Class C Shares	39,544
	Shareholder servicing and administration fees:
	Trust Class Shares	1,303,246
	Liquidity Class Shares	1,339,586
	Adviser Class Shares	22,678,949
	Investor Class Shares	1,366,357
	Daily Class Shares	23,619,926
	Class A Shares	821,978
	Class B Shares	80,577
	Class C Shares	18,454
	Institutional Class Shares	1,327,676
	Marsico Shares	25,211
	Transfer agent fee	542,318
	Pricing and bookkeeping fees	92,452
	Trustees' fees	30,180
	Custody fee	425,042
	Chief compliance officer expenses	7,500
	Other expenses	2,674,407
	Total Expenses	166,533,724
	Expenses waived or reimbursed by investment advisor and/or administrator	(18,118,019)
	Fees waived by shareholder service provider - Liquidity Class Shares	(535,835)
	Expense reductions	(64,836)
	Net Expenses	147,815,034
	Net Investment Income	1,362,568,085
Net Realized and Unrealized Gain (Loss) on Investments	Net realized loss on investments	(2,262,547)
	Change in unrealized appreciation due to Capital Support Agreement (See Note 3)	25,000,000
	Change in unrealized depreciation on investments	(230,778,391)
	Net Loss	(208,040,938)
	Net Increase Resulting from Operations	1,154,527,147

See Accompanying Notes to Financial Statements.
14

Statement of Changes in Net Assets – Columbia Cash Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2008 ($)	Year Ended August 31, 2007 ($)(a)(b)
Operations	Net investment income	1,362,568,085	3,033,390,682
	Net realized loss on investments	(2,262,547)	(526,952)
	Change in unrealized appreciation due to Capital Support Agreement (See Note 3)	25,000,000	—
	Change in unrealized depreciation on investments	(230,778,391)	—
	Net Increase Resulting from Operations	1,154,527,147	3,032,863,730
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(285,361,626)	(672,983,569)
	Trust Class Shares	(59,469,171)	(149,264,144)
	Liquidity Class Shares	(24,244,884)	(54,182,108)
	Adviser Class Shares	(401,862,778)	(834,882,041)
	Investor Class Shares	(23,751,884)	(70,165,280)
	Market Class Shares	—	(228,308)
	Daily Class Shares	(386,022,859)	(866,877,286)
	Class A Shares	(9,741,949)	(15,763,501)
	Class B Shares	(820,625)	(2,002,170)
	Class C Shares	(181,007)	(248,120)
	Class Z Shares	(16,322,198)	(36,699,169)
	Institutional Class Shares	(154,927,511)	(329,525,525)
	Marsico Shares	(305,009)	(569,462)
	Total Distributions to Shareholders	(1,363,011,501)	(3,033,390,683)
	Net Capital Share Transactions	(6,476,991,162)	1,695,880,598
	Total Increase (Decrease) in Net Assets	(6,685,475,516)	1,695,353,645
Net Assets	Beginning of period	65,591,748,767	63,896,395,122
	End of period	58,906,273,251	65,591,748,767
	Undistributed (Overdistributed) net investment income, at end of period	(135,536)	307,880

(a)  Market Class shares reflects activity for the period September 1, 2006 through May 30, 2007.

(b)  On May 30, 2007 Market Class shares were exchanged for Class A shares.

See Accompanying Notes to Financial Statements.
15

Statement of Changes in Net Assets (continued) – Columbia Cash Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	35,440,841,529	35,440,841,529	78,936,655,003	78,936,655,003
Distributions reinvested	186,596,687	186,596,687	408,751,026	408,751,026
Redemptions	(39,613,930,242)	(39,613,930,242)	(82,261,243,709)	(82,261,243,709)
Net Decrease	(3,986,492,026)	(3,986,492,026)	(2,915,837,680)	(2,915,837,680)
Trust Class Shares
Subscriptions	1,398,474,350	1,398,474,350	3,622,926,505	3,622,926,505
Distributions reinvested	1,488,578	1,488,578	3,433,060	3,433,060
Redemptions	(1,408,675,391)	(1,408,675,391)	(4,787,108,402)	(4,787,108,402)
Net Decrease	(8,712,463)	(8,712,463)	(1,160,748,837)	(1,160,748,837)
Liquidity Class Shares
Subscriptions	2,509,227,613	2,509,227,613	5,470,314,467	5,470,314,467
Distributions reinvested	21,312,164	21,312,164	46,047,527	46,047,527
Redemptions	(2,777,298,193)	(2,777,298,193)	(5,545,748,449)	(5,545,748,449)
Net Decrease	(246,758,416)	(246,758,416)	(29,386,455)	(29,386,455)
Adviser Class Shares
Subscriptions	20,940,392,814	20,940,392,814	43,698,115,169	43,698,115,169
Distributions reinvested	78,225,240	78,225,240	178,013,390	178,013,390
Redemptions	(21,334,725,250)	(21,334,725,250)	(41,334,257,792)	(41,334,257,792)
Net Increase (Decrease)	(316,107,196)	(316,107,196)	2,541,870,767	2,541,870,767
Investor Class Shares
Subscriptions	1,172,398,066	1,172,398,066	3,185,241,660	3,185,241,660
Distributions reinvested	20,274,057	20,274,057	58,726,128	58,726,128
Redemptions	(1,258,525,085)	(1,258,525,085)	(3,539,023,673)	(3,539,023,673)
Net Decrease	(65,852,962)	(65,852,962)	(295,055,885)	(295,055,885)
Market Class Shares
Subscriptions	—	—	5,004,167	5,004,168
Distributions reinvested	—	—	181,748	181,748
Redemptions	—	—	(10,282,918)	(10,282,918)
Net Decrease	—	—	(5,097,003)	(5,097,002)
Daily Class Shares
Subscriptions	4,357,644,389	4,357,644,389	10,831,697,844	10,831,697,844
Distributions reinvested	385,886,135	385,886,135	866,857,867	866,857,867
Redemptions	(5,846,800,369)	(5,846,800,369)	(9,020,050,369)	(9,020,050,369)
Net Increase (Decrease)	(1,103,269,845)	(1,103,269,845)	2,678,505,342	2,678,505,342
Class A Shares
Subscriptions	502,707,078	502,707,078	757,876,404	757,876,404
Distributions reinvested	9,603,696	9,603,696	15,555,987	15,555,987
Redemptions	(328,807,551)	(328,807,551)	(697,292,217)	(697,292,217)
Net Increase	183,503,223	183,503,223	76,140,174	76,140,174

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets (continued) – Columbia Cash Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Class B Shares
Subscriptions	18,922,284	18,922,284	26,472,358	26,472,358
Distributions reinvested	710,636	710,636	1,759,049	1,759,049
Redemptions	(20,552,704)	(20,552,709)	(34,121,962)	(34,121,973)
Net Decrease	(919,784)	(919,789)	(5,890,555)	(5,890,566)
Class C Shares
Subscriptions	13,651,010	13,651,010	11,528,663	11,528,663
Distributions reinvested	165,121	165,121	212,161	212,161
Redemptions	(6,981,276)	(6,981,276)	(9,210,836)	(9,210,836)
Net Increase	6,834,855	6,834,855	2,529,988	2,529,988
Class Z Shares
Subscriptions	154,377,058	154,377,058	310,385,408	310,385,408
Distributions reinvested	15,852,505	15,852,505	35,449,864	35,449,864
Redemptions	(168,953,383)	(168,953,383)	(367,907,354)	(367,907,354)
Net Increase (Decrease)	1,276,180	1,276,180	(22,072,082)	(22,072,082)
Institutional Class Shares
Subscriptions	8,748,315,333	8,748,315,333	24,148,539,893	24,148,539,893
Distributions reinvested	139,070,658	139,070,658	296,732,236	296,732,236
Redemptions	(9,833,251,219)	(9,833,251,219)	(23,616,063,642)	(23,616,063,642)
Net Increase (Decrease)	(945,865,228)	(945,865,228)	829,208,487	829,208,487
Marsico Shares
Subscriptions	9,328,266	9,328,266	8,303,679	8,303,679
Distributions reinvested	304,905	304,905	569,441	569,441
Redemptions	(4,260,666)	(4,260,666)	(7,158,773)	(7,158,773)
Net Increase	5,372,505	5,372,505	1,714,347	1,714,347

(a)  Market Class shares reflects the activity for the period September 1, 2006 through May 30, 2007.

(b)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

See Accompanying Notes to Financial Statements.

17

Statement of Cash Flows – Columbia Cash Reserves

For the Six Months Ended February 29, 2008 (Unaudited)

Increase (Decrease) in Cash	($)
Cash Flows from Operating Activities
Change in net assets resulting from operations	1,154,527,147
Adjustments to reconcile change in net assets resulting from operations to net cash provided by operating activities:
Increase in other assets	(475,868)
Net sales of short-term investment securities	5,813,256,291
Decrease in income receivable	220,997,493
Unrealized appreciation from Capital Support Agreement from affiliate	(25,000,000)
Decrease in payable for accrued expenses	(1,571,685)
Decrease in receivable for investments sold	734,586
Increase in payable for investments purchased	733,600,000
Increase in expense reimbursement due from investment advisor	(561,278)
Decrease in payable to investment advisor	(1,179,737)
Net realized loss on investments	2,262,547
Net accretion of discount	(262,341,213)
Net unrealized depreciation on investments	230,778,391
Net Cash Provided by Operating Activities	7,865,026,674
Cash Flows from Financing Activities:
Proceeds from sale of shares	75,280,787,073
Cash distributions paid	(541,738,329)
Payment for shares redeemed	(82,604,074,749)
Net Cash Provided by Financing Activities	(7,865,026,005)
Net Increase in Cash	669
Cash:
Cash at beginning of period	245
Cash at end of period	914

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.04	0.02	0.01	0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.05	0.02		0.04	0.02	0.01	0.02
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.04)	(0.02)	(0.01)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.34	%(d)(e)	5.30%	2.08	%(d)	3.62%	1.59%	1.01%	1.63%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.20	%(g)	0.20%	0.20	%(g)	0.20%	0.20%	0.20%	0.20%
Interest expense	—		—	—		—	—	—	—	%(h)
Net expenses (f)	0.20	%(g)	0.20%	0.20	%(g)	0.20%	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.06	%(g)	0.06%	0.06	%(g)	0.07%	0.07%	0.06%	0.06%
Net investment income (f)	4.75	%(g)	5.17%	4.91	%(g)	3.58%	1.53%	1.01%	1.62%
Net assets, end of period (000's)	$9,971,117		$13,992,967	$16,908,924		$17,884,676	$18,286,171	$24,767,958	$33,084,072

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 1.80%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
19

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.03	0.01	0.01	0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.05	0.02		0.03	0.01	0.01	0.02
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.29	%(d)(e)	5.19%	2.04	%(d)	3.52%	1.49%	0.91%	1.53%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.30	%(g)	0.30%	0.30	%(g)	0.30%	0.30%	0.30%	0.30%
Interest expense	—		—	—		—	—	—	—	%(h)
Net expenses (f)	0.30	%(g)	0.30%	0.30	%(g)	0.30%	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.06	%(g)	0.06%	0.06	%(g)	0.07%	0.07%	0.06%	0.06%
Net investment income (f)	4.56	%(g)	5.07%	4.83	%(g)	3.48%	1.47%	0.91%	1.52%
Net assets, end of period (000's)	$2,718,746		$2,737,087	$3,897,869		$3,711,063	$3,456,700	$4,080,552	$5,005,841

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 1.75%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
20

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.27	%(d)(e)	5.14%	2.02	%(d)	3.46%	1.44%	0.86%	1.47%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.35	%(g)	0.35%	0.35	%(g)	0.35%	0.35%	0.35%	0.35%
Interest expense	—		—	—		—	—	—	—	%(h)
Net expenses (f)	0.35	%(g)	0.35%	0.35	%(g)	0.35%	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.16	%(g)	0.16%	0.16	%(g)	0.17%	0.17%	0.64%	0.76%
Net investment income (f)	4.52	%(g)	5.02%	4.77	%(g)	3.40%	1.39%	0.86%	1.47%
Net assets, end of period (000's)	$970,372		$1,220,566	$1,249,962		$1,041,913	$1,206,319	$1,343,416	$1,572,140

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 1.73%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
21

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.22	%(d)(e)	5.04%	1.97	%(d)	3.36%	1.34%	0.76%	1.37%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.45	%(g)	0.45%	0.45	%(g)	0.45%	0.45%	0.45%	0.45%
Interest expense	—		—	—		—	—	—	—	%(h)
Net expenses (f)	0.45	%(g)	0.45%	0.45	%(g)	0.45%	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.06	%(g)	0.06%	0.06	%(g)	0.07%	0.07%	0.06%	0.06%
Net investment income (f)	4.43	%(g)	4.92%	4.68	%(g)	3.36%	1.33%	0.76%	1.37%
Net assets, end of period (000's)	$17,977,942		$18,357,646	$15,815,912		$14,216,339	$11,085,234	$12,093,316	$6,834,801

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 1.68%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
22

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.17	%(d)(e)	4.93%	1.93	%(d)	3.26%	1.23%	0.66%	1.27%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.55	%(g)	0.55%	0.55	%(g)	0.55%	0.55%	0.55%	0.55%
Interest expense	—		—	—		—	—	—	—	%(h)
Net expenses (f)	0.55	%(g)	0.55%	0.55	%(g)	0.55%	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.06	%(g)	0.06%	0.06	%(g)	0.07%	0.07%	0.06%	0.06%
Net investment income (f)	4.34	%(g)	4.82%	4.57	%(g)	3.18%	1.18%	0.66%	1.27%
Net assets, end of period (000's)	$1,042,414		$1,111,861	$1,406,932		$1,659,521	$1,814,403	$2,321,369	$3,621,418

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 1.63%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
23

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.03	0.01	— (i)	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.05	0.02		0.03	0.01	— (i)	0.01
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.03)	(0.01)	— (i)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.04	%(d)(e)	4.67%	1.82	%(d)	3.00%	0.98%	0.40%	1.02%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.80	%(g)	0.80%	0.80	%(g)	0.80%	0.80%	0.80%	0.80%
Interest expense	—		—	—		—	—	—	—	%(h)
Net expenses (f)	0.80	%(g)	0.80%	0.80	%(g)	0.80%	0.80%	0.80%	0.80%
Waiver/Reimbursement	0.06	%(g)	0.06%	0.06	%(g)	0.07%	0.07%	0.06%	0.06%
Net investment income (f)	4.08	%(g)	4.57%	4.32	%(g)	3.07%	1.00%	0.41%	1.02%
Net assets, end of period (000's)	$18,910,304		$20,080,558	$17,402,205		$16,936,455	$9,560,013	$8,746,651	$11,635,944

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 1.50%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
24

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,			Period from May 13, 2002 to March 31,
Class A Shares	2008		2007 (a)	2006 (b)		2006 (c)	2005	2004	2003 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(l)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	2.12	%(h)(i)	4.83%	1.89	%(h)	3.15%	1.13%	0.56%	1.18	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (j)	0.65	%(k)	0.65%	0.65	%(k)	0.65%	0.65%	0.65%	0.65	%(k)
Interest expense	—		—	—		—	—	—	—	%(e)
Net expenses (j)	0.65	%(k)	0.65%	0.65	%(k)	0.65%	0.65%	0.65%	0.65	%(k)
Waiver/Reimbursement	0.06	%(k)	0.06%	0.06	%(k)	0.07%	0.07%	0.06%	0.06	%(k)
Net investment income (j)	4.15	%(k)	4.73%	4.49	%(k)	3.11%	1.10%	0.56%	1.17	%(k)
Net assets, end of period (000's)	$573,464		$391,997	$315,859		$251,431	$256,503	$285,257	$378,382

(a)    On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)    The Fund changed its fiscal year end from March 31 to August 31.

(c)    On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)    Class A shares commenced operations on May 13, 2002.

(e)    Rounds to less than 0.01%.

(f)    Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)    Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)    Not annualized.

(i)    Had an affiliate of the investment advisor not provided capital support, total return would have been 1.57%.

(j)    The benefits derived from expense reductions had an impact of less than 0.01%.

(k)    Annualized.

(l)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
25

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Class B Shares	2008		2007	2006 (a)		2006 (b)	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.04	0.02		0.02	0.01	— (j)	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(j)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.04	0.02		0.02	0.01	— (j)	0.01
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.04)	(0.02)		(0.02)	(0.01)	— (j)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (c)(d)	1.79	%(e)(f)	4.15%	1.61	%(e)	2.49%	0.60%	0.25%	0.54%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.30	%(h)	1.30%	1.30	%(h)	1.30%	1.16%	0.97%	1.28%
Interest expense	—		—	—		—	—	—	—	%(i)
Net expenses (g)	1.30	%(h)	1.30%	1.30	%(h)	1.30%	1.16%	0.97%	1.28%
Waiver/Reimbursement	0.06	%(h)	0.06%	0.06	%(h)	0.07%	0.21%	0.39%	0.08%
Net investment income (g)	3.56	%(h)	4.08%	3.83	%(h)	2.73%	0.56%	0.24%	0.54%
Net assets, end of period (000's)	$49,918		$51,015	$56,906		$57,242	$22,076	$30,554	$54,493

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B Shares.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Had an affiliate of the investment advisor not provided capital support, total return would have been 1.25%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
26

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Class C Shares	2008		2007	2006 (a)		2006 (b)	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.04	0.02		0.02	0.01	— (j)	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(j)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.04	0.02		0.02	0.01	— (j)	0.01
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.04)	(0.02)		(0.02)	(0.01)	— (j)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (c)(d)	1.79	%(e)(f)	4.18%	1.61	%(e)	2.49%	0.60%	0.25%	0.54%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.30	%(h)	1.30%	1.30	%(h)	1.30%	1.18%	0.98%	1.28%
Interest expense	—		—	—		—	—	—	—	%(i)
Net expenses (g)	1.30	%(h)	1.30%	1.30	%(h)	1.30%	1.18%	0.98%	1.28%
Waiver/Reimbursement	0.06	%(h)	0.06%	0.06	%(h)	0.07%	0.19%	0.38%	0.08%
Net investment income (g)	3.43	%(h)	4.08%	3.87	%(h)	2.59%	0.55%	0.23%	0.54%
Net assets, end of period (000's)	$15,063		$8,282	$5,752		$2,915	$1,543	$1,508	$4,811

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C Shares.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Had an affiliate of the investment advisor not provided capital support, total return would have been 1.25%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
27

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited)
Class Z Shares	Six Months Ended February 29, 2008		Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—
Total from Investment Operations	0.02		0.05	0.02		0.02
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total return (c)(d)	2.34	%(e)(f)	5.30%	2.08	%(e)	1.57	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.20	%(h)	0.20%	0.20	%(h)	0.20	%(h)
Waiver/Reimbursement	0.06	%(h)	0.06%	0.06	%(h)	0.07	%(h)
Net investment income (g)	4.67	%(h)	5.18%	4.92	%(h)	4.29	%(h)
Net assets, end of period (000's)	$706,209		$707,426	$729,504		$753,395

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Class Z shares commenced operations on November 18, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Had an affiliate of the investment advisor not provided capital support, total return would have been 1.80%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
28

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.04	0.02	0.01	0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.05	0.02		0.04	0.02	0.01	0.02
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.04)	(0.02)	(0.01)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.32	%(d)(e)	5.25%	2.06	%(d)	3.58%	1.55%	0.97%	1.59%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.24	%(g)	0.24%	0.24	%(g)	0.24%	0.24%	0.24%	0.24%
Interest expense	—		—	—		—	—	—	—	%(h)
Net expenses (f)	0.24	%(g)	0.24%	0.24	%(g)	0.24%	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.06	%(g)	0.06%	0.06	%(g)	0.07%	0.07%	0.06%	0.06%
Net investment income (f)	4.67	%(g)	5.13%	4.88	%(g)	3.55%	1.52%	0.97%	1.58%
Net assets, end of period (000's)	$5,952,469		$6,919,396	$6,090,241		$5,988,544	$4,869,930	$5,350,799	$4,541,350

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 1.78%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
29

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,			Period from May 13, 2002 to March 31,
Marsico Shares	2008		2007	2006 (a)		2006	2005	2004	2003 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	2.17	%(f)(g)	4.93%	1.93	%(f)	3.26%	1.23%	0.66%	1.28	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	0.55	%(i)	0.55%	0.55	%(i)	0.55%	0.55%	0.55%	0.55	%(i)
Interest expense	—		—	—		—	—	—	—	%(j)
Net expenses (h)	0.55	%(i)	0.55%	0.55	%(i)	0.55%	0.55%	0.55%	0.55	%(i)
Waiver/Reimbursement	0.06	%(i)	0.06%	0.06	%(i)	0.07%	0.07%	0.06%	0.06	%(i)
Net investment income (h)	4.23	%(i)	4.82%	4.58	%(i)	3.19%	1.19%	0.66%	1.27	%(i)
Net assets, end of period (000's)	$18,255		$12,947	$11,232		$10,385	$11,005	$13,944	$20,755

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Marsico shares commenced operations on May 13, 2002.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Had an affiliate of the investment advisor not provided capital support, total return would have been 1.63%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
30

Notes to Financial Statements – Columbia Cash Reserves
February 29, 2008 (Unaudited)

Note 1. Organization

Columbia Cash Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers twelve classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C, Class Z, Institutional Class and Marsico shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. For the purposes of financial statement presentation and determination of the Fund's market-based net asset value per share, securities covered by the Capital Support Agreement are being valued at fair value (see Note 3). The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

31

Columbia Cash Reserves
February 29, 2008 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Capital Support Agreement

On December 12, 2007, the Fund, together with Columbia Prime Reserves and Columbia Money Market Reserves, entered into a Capital Support Agreement (the "Agreement") with NB Funding Company LLC (the "Support Provider"), an affiliate of Columbia. Bank of America Corporation ("BOA") has guaranteed to the Fund the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

BOA has obtained short-term credit ratings of A-1+ from Standard & Poor's, Prime-1 from Moody's Investors Service, Inc. and F-1+ from FitchRatings. BOA's short-term credit ratings satisfy the ratings requirements for first tier securities ("First Tier Securities") as defined in paragraph (a)(12) of Rule 2a-7 of the 1940 Act.

The Fund's objective in entering into the Agreement is to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value ("NAV") per share at an amount no less than the specific level set forth in the Agreement (the "Minimum NAV Per Share"). The Agreement establishes the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund's market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a "capital contribution" is a cash contribution by the Support Provider to the Fund for which the Support Provider does not receive any shares or other consideration from the Fund.

The amount the Support Provider could be required to contribute under the Agreement was limited to $189 million (the "Maximum Contribution Amount") for the Fund and other funds included in the Agreement as of February 29, 2008 (see Note 10). The Agreement requires the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that has been subject to a default or other event listed in Rule 2a-7(c)(6)(ii) under the 1940 Act (a

32

Columbia Cash Reserves
February 29, 2008 (Unaudited)

"Covered Security") at less than its amortized cost (a "Triggering Event"). The Agreement requires the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund's market-based NAV per share to decline below the Minimum NAV Per Share.

The Fund treats the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement may increase or decrease on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund. In no event will the value of the Agreement exceed the Maximum Contribution Amount.

The Fund is required to sell any Covered Securities (i) promptly following any change in the short-term ratings of

BOA such that its obligations no longer qualify as First Tier Securities or (ii) on the business day immediately prior to December 13, 2008; provided that the Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution.

The Support Provider's obligation to make contributions under the Agreement terminates upon the earliest to occur of (i) December 13, 2008, (ii) payment of the Maximum Contribution Amount or (iii) the Support Provider having made all capital contributions required following a change in the short-term credit ratings of BOA such that its obligations no longer qualify as First Tier Securities.

The following table identifies the Covered Securities and includes the par value, amortized cost and fair value at the end of the reporting period.

Covered Security	Par Value	Amortized Cost	Fair Value
Axon Financial Funding LLC, 3.080%, 05/02/08	$150,000,000	$149,997,459	$133,500,000
Axon Financial Funding LLC, 3.134%, 06/02/08	100,000,000	100,000,000	89,000,000
Cheyne Finance LLC, 3.063%, 01/15/08	100,000,000	100,000,000	86,000,000
Cheyne Finance LLC, 3.065%, 02/08/08	150,000,000	150,000,000	129,000,000
Cheyne Finance LLC, 3.065%, 12/17/07	100,000,000	100,000,000	86,000,000
Cheyne Finance LLC, 3.065%, 05/15/08	100,000,000	99,994,992	86,000,000
Cheyne Finance LLC, 3.068%, 06/16/08	100,000,000	99,993,472	86,000,000
Cheyne Finance LLC, 3.075%, 10/25/07	18,500,000	18,500,000	15,910,000
Cheyne Finance LLC, 3.991%, 01/18/08	75,000,000	75,000,000	64,500,000
Issuer Entity LLC, 3.384%, 10/30/08	51,428,503	48,956,368	41,055,374
SLM Corp., 3.124%, 04/18/08	544,000,000	543,990,088	541,611,296
SLM Corp., 3.154%, 05/12/08	65,000,000	65,000,000	64,798,240
Victoria Finance LLC, 3.065%, 04/11/08	100,000,000	99,997,406	87,000,000
Victoria Finance LLC, 3.065%, 04/15/08	100,000,000	99,997,070	87,000,000
Victoria Finance LLC, 3.070%, 03/25/08	100,000,000	99,998,703	87,000,000
Victoria Finance LLC, 3.125%, 08/22/08	200,000,000	200,000,000	174,000,000
Victoria Finance LLC, 3.209%, 07/28/08	100,000,000	99,991,880	87,000,000
Whistlejacket Capital Ltd., 3.060%, 04/24/08	147,500,000	147,494,015	132,750,000
Whistlejacket Capital Ltd., 3.060%, 06/09/08	100,000,000	99,991,848	90,000,000

At the end of the reporting period, management estimated the fair value of the Agreement to be $25,000,000 (See Notes 9 and 10).

33

Columbia Cash Reserves
February 29, 2008 (Unaudited)

Note 4. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$3,033,390,683

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at February 29, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$25,000,000
Unrealized depreciation	(230,778,391)
Net unrealized depreciation	$(205,778,391)

The following capital loss carryforwards, determined as of August 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2011	$1,212,945
2012	1,218,785
2013	2,539,550
2014	10,918,073

Capital loss carryforwards of $146,241 were utilized during the year ended August 31, 2007.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As determined on August 31, 2007, post-October capital losses of $673,193 attributed to security transactions were deferred to September 1, 2007.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") on February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements and no cumulative effect adjustment was recorded on February 29, 2008. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of BOA, provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Fund and other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2008.

34

Columbia Cash Reserves
February 29, 2008 (Unaudited)

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the six month period ended February 29, 2008, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six month period ended February 29, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $3,714.

35

Columbia Cash Reserves
February 29, 2008 (Unaudited)

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six month period ended February 29, 2008, no minimum account balance fees were charged by the Fund.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class, Class A, Class B, and Class C shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C and Marsico shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A, Class B, Class C, Institutional Class and Marsico shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Class A Shares	0.10%	0.10%
Class B Shares	0.75%	0.75%
Class C Shares	0.75%	0.75%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Class A Shares	0.25%	0.25%
Class B Shares	0.25%	0.25%
Class C Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Marsico Shares	0.25%	0.25%
Administration Plans:
Class A Shares	0.10%	0.10%
Class B Shares	0.10%	0.10%
Class C Shares	0.10%	0.10%
Marsico Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

*   The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2008 as a

36

Columbia Cash Reserves
February 29, 2008 (Unaudited)

percentage of the Fund's Liquidity Class Shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class Shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class Shares.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2008 so that total expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2008.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class Shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class Shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 29, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,				Total potential	Amount recovered during the six month period
2011	2010	2009	2008	recovery	ended 2/29/08
$18,118,019	$39,962,152	$16,504,916	$35,824,540	$110,409,627	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As the result of a fund merger, the Fund assumed the assets and liabilities of the deferred compensation plan of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 29, 2008, these custody credits reduced total expenses by $64,836 for the Fund.

37

Columbia Cash Reserves
February 29, 2008 (Unaudited)

Note 7. Shares of Beneficial Interest

As of February 29, 2008, the Fund had four shareholders that collectively held 48.8% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

As of February 29, 2008, the Fund also had one shareholder that held 39.4% of the Fund's shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Since the third quarter of 2007, the asset-backed commercial paper ("ABCP") market has been under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector are impacting the short term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt obligations, including, among others, credit card debt, automobile loans and leases, prime and subprime mortgage-backed securities, student loans, trade receivables and other asset-backed securities. Structured investment vehicles (SIVs), a sector of the ABCP market, are special purpose vehicles that primarily buy highly rated, high quality longer term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium term notes) and subordinated debt or equity. A number of funds, including the Fund, invest in ABCP, including commercial paper and medium-term notes issued by SIVs. The value of asset-backed securities, including SIVs, may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

The ABCP market continues to function, although at wider spreads and under intense liquidity pressure. The amount of outstanding ABCP has been declining over the past few months with pronounced differences amongst ABCP sectors in terms of liquidity. U.S. bank-sponsored multi-seller conduits have had the best access to the market. SIVs have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs.

Under current market conditions, certain securities owned by the Fund may be deemed to be illiquid. "Illiquid securities" are generally those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of certain securities may result in the Fund incurring greater losses on the sale of some securities than under more stable market conditions.

The current market instability has made it more difficult to obtain market quotations on certain securities owned by the Fund. In the absence of market quotations, Fund securities are valued at their "fair value" under procedures established by the Board of Trustees. Fair values assigned to the investments by Columbia are based upon available information believed to be reliable, which may be affected by conditions in the financial markets. Different market participants may reach different opinions as to the value of any particular security, based on their varying market outlooks, the market information available to them, and the particular circumstances of their Funds.

As of February 29, 2008, 3.9% of the securities held by the Fund were valued based on fair values assigned by Columbia ("fair valued securities").

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of

38

Columbia Cash Reserves
February 29, 2008 (Unaudited)

information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

39

Columbia Cash Reserves
February 29, 2008 (Unaudited)

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Note 9. Market and Security Events

On November 21, 2007, Axon Financial Funding LLC ("Axon") experienced an "automatic liquidation event" as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. As a result of the automatic liquidation event, the Axon notes became immediately due and payable. The Axon notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Axon notes. The Axon securities are covered securities under the Capital Support Agreement discussed in Note 3.

On August 28, 2007, Cheyne Finance LLC ("Cheyne"), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an "enforcement event". As a result of the enforcement event, on September 4, 2007, receivers of Cheyne were appointed. On October 17, 2007, the Receivers determined that Cheyne was insolvent. As a result of this determination, the Cheyne securities became immediately due and payable. The Cheyne securities are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors of Cheyne Finance with respect to the Cheyne securities. Cheyne is a covered security under the Capital Support Agreement discussed in Note 3.

On November 2, 2007, the Fund received securities of Issuer Entity LLC in a taxable exchange for securities of Ottimo Funding Ltd. ("Ottimo"). The Ottimo securities were in default. The Issuer Entity LLC securities held by the Fund are covered securities under the Capital Support Agreement discussed in Note 3.

On February 6, 2008, the SLM Corp. securities held by the Fund became covered securities under the Capital Support Agreement discussed in Note 3.

On January 11, 2008, Victoria Finance LLC ("Victoria"), a structured investment vehicle, experienced a mandatory redemption event that resulted in the Victoria medium term notes becoming immediately due and payable. The Victoria notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Victoria notes.

40

Columbia Cash Reserves
February 29, 2008 (Unaudited)

The Victoria securities are covered securities under the Capital Support Agreement discussed in Note 3.

On February 11, 2008, Whistlejacket Capital Ltd. ("Whistlejacket"), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an "enforcement event." As a result of the enforcement event, receivers of Whistlejacket were appointed. On February 15, 2008, the investment manager for Whistlejacket determined that Whistlejacket was insolvent. On February 21, 2008, Whistlejacket was in payment default due to its failure to pay medium term notes that matured on February 15, 2008. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Whistlejacket notes. The Whistlejacket notes are covered securities under the Capital Support Agreement discussed in Note 3.

As of February 29, 2008, the Fund treated the Capital Support Agreement discussed in Note 3 as an asset with a value of $25,000,000 when calculating its market-based net asset value per share. The maximum value of the asset represented by the Capital Support Agreement for the period from December 12, 2007 through February 29, 2008 was also $25,000,000.

Note 10. Subsequent Events

On March 4, 2008, the Thornburg Mortgage Capital Resources LLC ("Thornburg") securities held by the Fund became covered securities under the Capital Support Agreement discussed in Note 3. On April 14, 2008, Thornburg was in payment default due to its failure to pay principal and interest on the Thornburg securities.

Effective March 10, 2008, Columbia Prime Reserves, another series of the Trust, was merged into the Fund.

On April 7, 2008, the Capital Support Agreement discussed in Note 3 was replaced by a new capital support agreement with identical terms but with the Maximum Contribution Amount raised to $200 million. The Fund is the only fund that is a party to the new agreement so the entire Maximum Contribution Amount is available to the Fund.

On April 9, 2008, the Sigma Finance Inc. securities held by the Fund became covered securities under the April 7, 2008 Capital Support Agreement.

As of April 23, 2008, the Fund treated the April 7, 2008 Capital Support Agreement as an asset with a value of $137,900,000 when calculating its market-based net asset value per share. The maximum value of the asset represented by the April 7, 2008 Capital Support Agreement or its predecessor for the period from March 1, 2008 through April 23, 2008 was $158,800,000.

41

Board Consideration and Re-Approval of Investment
Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia Cash Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." The fund identified above is referred to as the "Fund."

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board's review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Fund, are provided administration services under a separate contract. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses. The Board considered the one-year, three-year, five-year and ten-year performance results for the Fund, as relevant. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The Board also considered these results in comparison to sub-categories of money market funds grouped

42

and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Fund's Peer Group and/or Universe for performance would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex, including a new fee waiver commitment and group-wide breakpoint fee schedule for the Fund and other money market funds in the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in the Peer Group.

The Board engaged in further analysis with regard to approval of the Fund's Advisory Agreement because its Actual Management Rate and total expense ratio were appreciably above the median range of the Fund's Peer Group and its performance over some periods was appreciably below the median range of its Peer Group. However, the Board noted other factors such as improving relative performance, more favorable rankings based on the narrower iMoneyNet sub-categories, and the compression of expense ratios resulting in small differences in expense ratios causing the Fund to fall into different quintiles within the Peer Group, that outweighed the factors noted above. The Board also considered the impact of the new fee waiver commitment and group-wide breakpoint fee schedule going forward.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and, going forward, the new group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

43

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

44

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.

October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year's report (the "2006 Report") was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

1  CMA and CFD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

45

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management ("Marsico" or "MCM") are well below their peers.

4.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 16 of the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.  Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.  Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

E. Possible Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG did not,

46

however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.  An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA's proposed restructuring of the money market Funds' management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

15.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG's costs of providing services to the Funds than did asset-based allocation.

16.  The materials that set out CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

17.  In 2006, CMG's complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.  For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico's status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico's costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico's profits would no longer be retained by a CMG affiliate.

19.  CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America ("PB" or "Private Bank"), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

47

III. Recommendations

1)  Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

3)  Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a "Review Fund."

5)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)  Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)  Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year's performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8)  Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund's performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the Columbia Fund share class. This improves the Nations Fund's performance relative to its peers. The difference

48

can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)  Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)  Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.  Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

  Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.  Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

  Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.  Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM's largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM's other large clients.

  Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

49

4.  Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

  Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.  Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

  Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.  Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

  Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.  Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

  Status: We continue to believe that such a statement would help the Trustees understand CMG's business better and place the fund-by-fund profitability reports in context.

8.  Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

  Status: CMG provided various summary statements of operations.

9.  Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG's profitability.

  Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

* * *

Respectfully submitted,
Steven E. Asher

50

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report – Columbia Cash Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Cash Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider the investment objectives, risks, charges and expenses for any Columbia fund before investing. Contact your Columbia Management representative for a prospectus, which contains this and other important information about a fund. Read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

53

Columbia Management®

Columbia Cash Reserves

Semiannual Report, February 29, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiamanagement.com

SHC-44/151023-0208 (04/08) 08/54771

Columbia Management®

Semiannual Report

February 29, 2008

Columbia Treasury Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	5

Statement of Operations	7

Statement of Changes in Net Assets	8

Financial Highlights	11

Notes to Financial Statements	19

Board Consideration and Re-Approval of Investment Advisory Agreements	26

Summary of Management Fee Evaluation by Independent Fee Consultant	29

Important Information About This Report	37

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this semiannual report for your Columbia Fund. This document provides information that can help support your investment decision-making.

We understand that many factors drove your decision to invest in Columbia funds. Columbia Management's commitment is to honor that decision by providing investment solutions designed to exceed expectations. As we review the past six months and look forward to those ahead, we hope you will consider how we might support your investment needs beyond the services we provide currently. Some of the many advantages we bring to the table as the Fund's investment manager include:

■  Broad and deep investment expertise, including dedicated portfolio management, research and trading

■  Strategically positioned investment disciplines and processes

■  Comprehensive compliance and risk management

■  A team-driven culture that draws upon multiple sources to pursue consistent and superior performance

■  A comprehensive array of investment solutions, including equity, fixed-income and cash strategies

Working for you, and with you

Team approach—Rather than rely on the talent or judgment of one individual, Columbia Management takes a team-oriented approach to investing. We draw from the diverse experiences and insights of our people—including portfolio managers, research analysts and traders—to bring multiple investment perspectives and deep expertise to all of our investment management activities.

Client focus—At Columbia Management, our philosophy and culture are anchored in focused solutions and personal service. We are committed to putting our clients' interests first and we understand the premium our clients place on reliability—whether it's related to service, investment performance or risk management. Columbia Management is committed to maintaining high standards of reliability on all counts.

While our asset management capabilities are multifaceted and our investment professionals are multitalented, ultimately, everything we do at Columbia Management has a single purpose: to help investors pursue their most important financial goals. We are honored that you've chosen to invest with us and look forward to providing the investment solutions and services necessary to sustain a lasting relationship.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Understanding Your Expenses – Columbia Treasury Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/07 – 02/29/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,019.10	1,023.87	1.00	1.01	0.20
Trust Class Shares	1,000.00	1,000.00	1,018.60	1,023.37	1.51	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,018.30	1,023.12	1.76	1.76	0.35
Adviser Class Shares	1,000.00	1,000.00	1,017.80	1,022.63	2.26	2.26	0.45
Investor Class Shares	1,000.00	1,000.00	1,017.30	1,022.13	2.76	2.77	0.55
Daily Class Shares	1,000.00	1,000.00	1,016.01	1,020.89	4.01	4.02	0.80
Class A Shares	1,000.00	1,000.00	1,016.81	1,021.63	3.26	3.27	0.65
Institutional Class Shares	1,000.00	1,000.00	1,018.90	1,023.67	1.20	1.21	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Treasury Reserves

February 29, 2008 (Unaudited)

Repurchase Agreements – 98.0%
	Par ($)	Value ($)
Repurchase agreement with Barclays Capital, dated 02/29/08, due on 03/03/08, at 1.800%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/37, market value $1,020,001,439 (repurchase proceeds $1,000,150,000)	1,000,000,000	1,000,000,000
Repurchase agreement with Barclays Capital, dated 02/29/08, due on 03/03/08, at 2.800%, collateralized by U.S. Government Agency Obligations with various maturities to 02/15/38, market value $734,400,001 (repurchase proceeds $720,168,000)	720,000,000	720,000,000
Repurchase agreement with BNP Paribas, dated 02/29/08, due on 03/03/08, at 1.750%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/38, market value $5,100,000,334 (repurchase proceeds $5,000,729,167)	5,000,000,000	5,000,000,000
Repurchase agreement with Credit Suisse First Boston, dated 02/29/08, due on 03/03/08, at 1.800%, collateralized by U.S. Treasury Obligations with various maturities to 07/15/12, market value $714,001,973 (repurchase proceeds $700,105,000)	700,000,000	700,000,000

	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank Securities, dated 02/29/08, due on 03/03/08, at 1.800%, collateralized by U.S. Treasury Obligations with various maturities to 11/15/18, market value $4,524,553,188 (repurchase proceeds $4,436,500,375)	4,435,835,000	4,435,835,000
Repurchase agreement with Deutsche Bank Securities, dated 02/29/08, due on 03/03/08, at 2.500%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/38, market value $204,000,519 (repurchase proceeds $200,041,667)	200,000,000	200,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/29/08, due on 03/03/08, at 2.800%, collateralized by U.S. Government Agency Obligations with various maturities to 02/15/38, market value $1,428,000,000 (repurchase proceeds $1,400,326,667)	1,400,000,000	1,400,000,000
Repurchase agreement with Greenwich Capital, dated 02/29/08, due on 03/03/08, at 1.850%, collateralized by U.S. Treasury Obligations with various maturities to 08/21/08, market value $1,530,001,710 (repurchase proceeds $1,500,231,250)	1,500,000,000	1,500,000,000

See Accompanying Notes to Financial Statements.

2

Columbia Treasury Reserves

February 29, 2008 (Unaudited)

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with HSBC Bank USA, dated 02/29/08, due on 03/03/08, at 1.850%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/29, market value $2,040,001,769 (repurchase proceeds $2,000,308,333)	2,000,000,000	2,000,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 02/29/08, due on 03/03/08, at 1.750%, collateralized by U.S. Treasury Obligations with various maturities to 08/21/08, market value $703,802,767 (repurchase proceeds $690,100,625)	690,000,000	690,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 02/29/08, due on 03/03/08, at 1.760%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/37, market value $1,683,000,329 (repurchase proceeds $1,650,242,000)	1,650,000,000	1,650,000,000
Repurchase agreement with Merrill Lynch, dated 02/29/08, due on 03/03/08, at 1.750%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/17, market value $2,550,004,383 (repurchase proceeds $2,500,364,583)	2,500,000,000	2,500,000,000

	Par ($)	Value ($)
Repurchase agreement with Merrill Lynch, dated 02/29/08, due on 03/03/08, at 2.700%, collateralized by U.S. Government Agency Obligations with various maturities to 09/15/40, market value $1,530,005,314 (repurchase proceeds $1,500,337,500)	1,500,000,000	1,500,000,000
Repurchase agreement with Societe Generale, dated 02/29/08, due on 03/03/08, at 1.800%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/38, market value $2,040,000,611 (repurchase proceeds $2,000,300,000)	2,000,000,000	2,000,000,000
Repurchase agreement with Societe Generale, dated 02/29/08, due on 03/03/08, at 2.700%, collateralized by U.S. Treasury and Government Agency Obligations with various maturities to 12/15/37, market value $1,927,800,434 (repurchase proceeds $1,890,425,250)	1,890,000,000	1,890,000,000
Repurchase agreement with UBS Securities, Inc., dated 02/29/08, due on 03/03/08, at 1.800%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/38, market value $1,530,000,873 (repurchase proceeds $1,500,225,000)	1,500,000,000	1,500,000,000

See Accompanying Notes to Financial Statements.

3

Columbia Treasury Reserves

February 29, 2008 (Unaudited)

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with UBS Securities, Inc., dated 02/29/08, due on 03/03/08, at 2.900%, collateralized by U.S. Government Agency Obligations with various maturities to 02/20/38, market value $204,000,082 (repurchase proceeds $200,048,333)	200,000,000	200,000,000
Total Repurchase Agreements (cost of $28,885,835,000)		28,885,835,000
Total Investments – 98.0% (cost of $28,885,835,000) (a)		28,885,835,000
Other Assets & Liabilities, Net – 2.0%		588,808,754
Net Assets – 100.0%		29,474,643,754

Notes to Investment Portfolio:

(a) Cost for federal income tax purposes is $28,885,835,000.

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – Columbia Treasury Reserves
February 29, 2008 (Unaudited)

		($)
Assets	Repurchase agreements, at cost approximating value	28,885,835,000
	Cash	620,592,587
	Receivable for:
	Fund shares sold	14,857
	Interest	1,589,583
	Expense reimbursement due from Investment Advisor	187,010
	Trustees' Deferred compensation plan	304,926
	Other assets	194,390
	Total Assets	29,508,718,353
Liabilities	Payable for:
	Fund shares repurchased	183
	Distributions	26,033,147
	Investment advisory fee	3,401,201
	Administration fee	897,453
	Transfer agent fee	41,225
	Pricing and bookkeeping fees	12,632
	Trustees' fees	196,561
	Custody fee	32,388
	Distribution and service fees	3,064,445
	Chief complaince officer expenses	859
	Trustees' Deferred compensation plan	304,926
	Other liabilities	89,579
	Total Liabilities	34,074,599
	Net Assets	29,474,643,754
Net Assets Consist of	Paid-in capital	29,476,582,906
	Overdistributed net investment income	(247,199)
	Accumulated net realized loss	(1,691,953)
	Net Assets	29,474,643,754

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Columbia Treasury Reserves
February 29, 2008 (Unaudited) (continued)

Capital Class Shares	Net assets	$11,946,977,240
	Shares outstanding	11,947,921,624
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$955,518,701
	Shares outstanding	956,017,968
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$868,116,063
	Shares outstanding	868,157,043
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$10,563,456,672
	Shares outstanding	10,564,757,042
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$315,192,680
	Shares outstanding	315,527,381
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,136,655,409
	Shares outstanding	1,136,890,071
	Net asset value per share	$1.00
Class A Shares	Net assets	$580,323,390
	Shares outstanding	581,003,435
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$3,108,403,599
	Shares outstanding	3,108,521,002
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

6

Statement of Operations – Columbia Treasury Reserves
For the Six Months Ended February 29, 2008 (Unaudited)

		($)
Investment Income	Interest	517,950,143
Expenses	Investment advisory fee	19,793,539
	Administration fee	12,646,472
	Distribution fee:
	Investor Class Shares	128,298
	Daily Class Shares	1,727,189
	Class A Shares	286,008
	Service fee:
	Trust Class Shares	418,693
	Liquidity Class Shares	972,788
	Adviser Class Shares	11,720,053
	Investor Class Shares	320,745
	Daily Class Shares	1,233,707
	Class A Shares	1,001,027
	Institutional Class Shares	523,926
	Transfer agent fee	759,833
	Pricing and bookkeeping fees	78,765
	Trustees' fees	26,995
	Custody fee	152,559
	Chief compliance officer expenses	3,731
	Other expenses	364,342
	Total Expenses	52,158,670
	Fees and expenses waived or reimbursed by investment advisor and/or administrator	(7,441,909)
	Fees waived by shareholder services provider—Liquidity Class Shares	(389,115)
	Expense reductions	(50)
	Net Expenses	44,327,596
	Net Investment Income	473,622,547
	Net Increase Resulting from Operations	473,622,547

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – Columbia Treasury Reserves

		(Unaudited) Six Months Ended	Year Ended
		February 29,	August 31,
Increase (Decrease) in Net Assets		2008 ($)	2007 ($)(a)
Operations	Net investment income	473,622,547	756,037,345
	Net realized gain on investments	—	416
	Net Increase Resulting from Operations	473,622,547	756,037,761
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(201,573,008)	(143,706,899)
	Trust Class Shares	(15,164,444)	(30,749,627)
	Liquidity Class Shares	(14,081,113)	(27,489,962)
	Adviser Class Shares	(164,990,665)	(410,022,230)
	Investor Class Shares	(4,342,964)	(10,417,006)
	Market Class Shares	—	(584)
	Daily Class Shares	(15,479,768)	(32,349,863)
	Class A Shares	(9,434,494)	(25,864,798)
	Class B Shares	—	(9,746)
	Institutional Class Shares	(48,647,911)	(75,426,630)
	Total Distributions to Shareholders	(473,714,367)	(756,037,345)
	Net Capital Share Transactions	7,684,163,977	8,057,905,625
	Total Increase in Net Assets	7,684,072,157	8,057,906,041
Net Assets	Beginning of period	21,790,571,597	13,732,665,556
	End of period	29,474,643,754	21,790,571,597
Overdistributed net investment income at end of period		(247,199)	(155,379)

(a)  Market Class shares and Class B shares reflect activity for the period September 1, 2006 through May 30, 2007.

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – Columbia Treasury Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	25,164,687,864	25,164,687,864	24,610,879,110	24,610,879,111
Distributions reinvested	155,242,565	155,242,565	102,938,170	102,938,170
Redemptions	(20,704,879,330)	(20,704,879,330)	(19,636,578,702)	(19,636,578,702)
Net Increase	4,615,051,099	4,615,051,099	5,077,238,578	5,077,238,579
Trust Class Shares
Subscriptions	691,909,464	691,909,464	1,293,565,051	1,293,565,051
Distributions reinvested	59,808	59,808	152,197	152,197
Redemptions	(442,500,313)	(442,500,313)	(1,340,699,440)	(1,340,699,440)
Net Increase (Decrease)	249,468,959	249,468,959	(46,982,192)	(46,982,192)
Liquidity Class Shares
Subscriptions	1,493,524,422	1,493,524,422	4,307,560,454	4,307,560,454
Distributions reinvested	11,426,560	11,426,560	23,524,328	23,524,328
Redemptions	(1,387,674,217)	(1,387,674,217)	(4,043,440,271)	(4,043,440,272)
Net Increase	117,276,765	117,276,765	287,644,511	287,644,510
Adviser Class Shares
Subscriptions	17,753,813,123	17,753,813,123	32,024,866,676	32,024,866,675
Distributions reinvested	15,048,857	15,048,857	41,424,841	41,424,841
Redemptions	(16,267,397,227)	(16,267,397,227)	(30,529,891,901)	(30,529,891,901)
Net Increase	1,501,464,753	1,501,464,753	1,536,399,616	1,536,399,615
Investor Class Shares
Subscriptions	1,090,384,493	1,090,384,493	1,294,102,070	1,294,102,070
Distributions reinvested	2,899,165	2,899,165	6,956,457	6,956,457
Redemptions	(997,886,856)	(997,886,856)	(1,261,334,417)	(1,261,334,417)
Net Increase	95,396,802	95,396,802	39,724,110	39,724,110
Market Class Shares
Subscriptions	—	—	39,980	39,980
Distributions reinvested	—	—	443	443
Redemptions	—	—	(51,818)	(51,818)
Net Decrease	—	—	(11,395)	(11,395)
Daily Class Shares
Subscriptions	749,007,700	749,007,700	1,454,010,592	1,454,010,592
Distributions reinvested	15,476,335	15,476,335	32,332,050	32,332,050
Redemptions	(510,120,765)	(510,120,765)	(1,252,622,350)	(1,252,622,350)
Net Increase	254,363,270	254,363,270	233,720,292	233,720,292
Class A Shares
Subscriptions	1,555,701,009	1,555,701,009	2,236,020,709	2,236,020,709
Distributions reinvested	266,425	266,425	441,409	441,409
Redemptions	(1,623,567,911)	(1,623,567,911)	(2,182,266,092)	(2,182,266,091)
Net Increase (Decrease)	(67,600,477)	(67,600,477)	54,196,026	54,196,027

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – Columbia Treasury Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Class B Shares
Subscriptions	—	—	49,802	49,802
Distributions reinvested	—	—	8,700	8,700
Redemptions	—	—	(370,809)	(370,808)
Net Decrease	—	—	(312,307)	(312,306)
Institutional Class Shares
Subscriptions	8,664,974,647	8,664,974,647	8,977,684,657	8,977,684,657
Distributions reinvested	33,046,403	33,046,403	59,723,284	59,723,284
Redemptions	(7,779,278,244)	(7,779,278,244)	(8,161,119,555)	(8,161,119,556)
Net Increase	918,742,806	918,742,806	876,288,386	876,288,385

(a)  Market Class and Class B shares reflect activity for the period September 1, 2006 through May 30, 2007.

(b)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0189		0.0503	0.0202		0.0345	0.0144	0.0093	0.0150
Less Distributions to Shareholders:
From net investment income	(0.0189)		(0.0503)	(0.0202)		(0.0345)	(0.0144)	(0.0093)	(0.0150)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	1.91	%(d)	5.14%	2.04	%(d)	3.50%	1.45%	0.94%	1.51%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.20	%(f)	0.20%	0.20	%(f)	0.20%	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.06	%(f)	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	3.68	%(f)	4.98%	4.83	%(f)	3.51%	1.41%	0.94%	1.52%
Net assets, end of period (000's)	$11,946,977		$7,331,951	$2,254,712		$2,283,858	$1,570,292	$2,120,480	$2,560,626

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0184		0.0493	0.0198		0.0335	0.0134	0.0083	0.0140
Less Distributions to Shareholders:
From net investment income	(0.0184)		(0.0493)	(0.0198)		(0.0335)	(0.0134)	(0.0083)	(0.0140)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	1.86	%(d)	5.04%	2.00	%(d)	3.40%	1.35%	0.84%	1.41%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.30	%(f)	0.30%	0.30	%(f)	0.30%	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.06	%(f)	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	3.62	%(f)	4.92%	4.74	%(f)	3.35%	1.31%	0.84%	1.42%
Net assets, end of period (000's)	$955,519		$706,054	$753,036		$658,693	$656,083	$808,567	$908,826

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0182		0.0488	0.0196		0.0330	0.0129	0.0078	0.0136
Less Distributions to Shareholders:
From net investment income	(0.0182)		(0.0488)	(0.0196)		(0.0330)	(0.0129)	(0.0078)	(0.0136)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	1.83	%(d)	4.99%	1.98	%(d)	3.35%	1.30%	0.79%	1.36%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.35	%(f)	0.35%	0.35	%(f)	0.35%	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.16	%(f)	0.16%	0.16	%(f)	0.16%	0.17%	0.68%	0.81%
Net investment income (e)	3.62	%(f)	4.86%	4.68	%(f)	3.31%	1.32%	0.79%	1.37%
Net assets, end of period (000's)	$868,116		$750,842	$463,198		$428,929	$413,480	$347,723	$384,984

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0177		0.0478	0.0192		0.0320	0.0119	0.0068	0.0126
Less Distributions to Shareholders:
From net investment income	(0.0177)		(0.0478)	(0.0192)		(0.0320)	(0.0119)	(0.0068)	(0.0126)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	1.78	%(d)	4.88%	1.93	%(d)	3.24%	1.20%	0.68%	1.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.45	%(f)	0.45%	0.45	%(f)	0.45%	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.06	%(f)	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	3.52	%(f)	4.77%	4.58	%(f)	3.30%	1.20%	0.69%	1.27%
Net assets, end of period (000's)	$10,563,457		$9,062,032	$7,525,633		$7,418,032	$4,608,621	$4,019,140	$2,723,279

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0172		0.0468	0.0188		0.0310	0.0109	0.0058	0.0116
Less Distributions to Shareholders:
From net investment income	(0.0172)		(0.0468)	(0.0188)		(0.0310)	(0.0109)	(0.0058)	(0.0116)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	1.73	%(d)	4.78%	1.89	%(d)	3.14%	1.10%	0.58%	1.16%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.55	%(f)	0.55%	0.55	%(f)	0.55%	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.06	%(f)	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	3.38	%(f)	4.68%	4.49	%(f)	3.05%	1.02%	0.59%	1.17%
Net assets, end of period (000's)	$315,193		$219,797	$180,073		$230,999	$368,396	$450,784	$673,332

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0159		0.0443	0.0177		0.0285	0.0085	0.0033	0.0090
Less Distributions to Shareholders:
From net investment income	(0.0159)		(0.0443)	(0.0177)		(0.0285)	(0.0085)	(0.0033)	(0.0090)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	1.60	%(d)	4.52%	1.79	%(d)	2.88%	0.85%	0.33%	0.91%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.80	%(f)	0.80%	0.80	%(f)	0.80%	0.80%	0.80%	0.80%
Waiver/Reimbursement	0.06	%(f)	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	3.14	%(f)	4.42%	4.24	%(f)	3.06%	0.83%	0.34%	0.92%
Net assets, end of period (000's)	$1,136,655		$882,296	$648,576		$710,078	$256,064	$291,341	$1,159,050

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,			Period Ended March 31,
Class A Shares	2008		2007 (a)	2006 (b)		2006 (c)	2005	2004	2003 (d)(e)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0167		0.0458	0.0184		0.0300	0.0099	0.0048	0.0107
Less Distributions to Shareholders:
From net investment income	(0.0167)		(0.0458)	(0.0184)		(0.0300)	(0.0099)	(0.0048)	(0.0107)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	1.68	%(h)	4.67%	1.85	%(h)	3.04%	1.00%	0.48%	1.07	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.65	%(j)	0.65%	0.65	%(j)	0.65%	0.65%	0.65%	0.65	%(j)
Waiver/Reimbursement	0.06	%(j)	0.06%	0.06	%(j)	0.06%	0.07%	0.06%	0.06	%(j)
Net investment income (i)	3.32	%(j)	4.57%	4.39	%(j)	3.05%	0.95%	0.49%	1.07	%(j)
Net assets, end of period (000's)	$580,323		$647,929	$593,733		$707,503	$632,569	$702,673	$850,729

(a)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, the Fund's Investor A Shares were renamed Class A Shares.

(d)  The total returns for the period ended March 31, 2003 reflect the historical return information for the Nations Treasury Fund Class A Shares, which were reorganized into Nations Treasury Reserves Class A Shares on May 10, 2002.

(e)  Class A shares commenced operations on May 13, 2002.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0187		0.0499	0.0201		0.0341	0.0140	0.0089	0.0146
Less Distributions to Shareholders:
From net investment income	(0.0187)		(0.0499)	(0.0201)		(0.0341)	(0.0140)	(0.0089)	(0.0146)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	1.89	%(d)	5.10%	2.02	%(d)	3.46%	1.41%	0.90%	1.47%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.24	%(f)	0.24%	0.24	%(f)	0.24%	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.06	%(f)	0.06%	0.06	%(f)	0.06%	0.07%	0.06%	0.06%
Net investment income (e)	3.71	%(f)	4.96%	4.81	%(f)	3.51%	1.42%	0.90%	1.48%
Net assets, end of period (000's)	$3,108,404		$2,189,669	$1,313,381		$1,036,381	$439,022	$498,188	$538,719

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c) Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d) Not annualized.

(e) The benefits derived from expense reductions had an impact of less than 0.01%.

(f) Annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – Columbia Treasury Reserves
February 29, 2008 (Unaudited)

Note 1. Organization

Columbia Treasury Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act as amended, provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

19

Columbia Treasury Reserves
February 29, 2008 (Unaudited)

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$756,037,345

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$16,507
2010	20,714
2011	7,012
2012	422,339
2013	711,196
2014	514,185

Capital loss carryforwards of $417 were utilized during the year ended August 31, 2007.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") on February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any

20

Columbia Treasury Reserves
February 29, 2008 (Unaudited)

effect on the Fund's financial statements and no cumulative effect adjustment was recorded on February 29, 2008. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Fund and other money market funds advised by Columbia and its affiliates, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2008.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the six month period ended February 29, 2008, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia and its affiliates, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

21

Columbia Treasury Reserves
February 29, 2008 (Unaudited)

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended February 29, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $3,714.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six month period ended February 29, 2008, no minimum account balance fees were charged by the Fund.

Distribution and Shareholder Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class, Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class and Class A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

22

Columbia Treasury Reserves
February 29, 2008 (Unaudited)

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class Shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Class A Shares	0.10%	0.10%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Class A Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Administration Plans:
Class A Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2008 as a percentage of the Fund's Liquidity Class Shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class Shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2008 so that total expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2008.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class Shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 29, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six months
2011	2010	2009	2008	recovery	ended 2/29/08
$7,441,909	$9,040,320	$3,256,173	$7,192,269	$26,930,671	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

23

Columbia Treasury Reserves
February 29, 2008 (Unaudited)

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in Trustees fees on the Statement of Operations. The liability for the deferred compensation plan is included in Trustees fees on the Statement of Assets and Liabilities.

As the result of a fund merger, the Fund assumed the assets and liabilities of the deferred compensation plan of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 29, 2008, these custody credits reduced total expenses by $50 for the Fund.

Note 6. Shares of Beneficial Interest

As of February 29, 2008, the Fund had four shareholders that held 76.9% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

As of February 29, 2008, the Fund also had one shareholder that held 5.5% of the Fund's shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which

24

Columbia Treasury Reserves
February 29, 2008 (Unaudited)

approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Note 8. Subsequent Event

Effective March 19, 2008, Columbia and certain of its affiliates voluntarily agreed to waive fees and/or reimburse the Fund for expenses to the extent necessary to maintain a minimum annualized net yield. Pursuant to this arrangement, effective March 24, 2008, the minimum annualized net yield is being maintained at 0.10%. This arrangement may be modified or terminated by Columbia at any time.

25

Board Consideration and Re-Approval of Investment Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia Treasury Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." The fund identified above is referred to as the "Fund."

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board's review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Fund, are provided administration services under a separate contract. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses The Board considered the one-year, three-year, five-year and ten-year performance results for the Fund, as relevant. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The Board also considered these results in comparison to sub-categories of money market funds grouped

26

and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Fund's Peer Group and/or Universe for performance would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex, including a new fee waiver commitment and group-wide breakpoint fee schedule for the Fund and other money market funds in the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in the Peer Group.

The Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement because its Actual Management Rate was above the median range of its Peer Group. However, the Board noted that other factors, such as the positive performance of the Fund relative to its performance Universe over some periods and a total expense ratio that was not appreciably above the median of its expense Universe, that outweighed the factor noted above. The Board also considered the impact of the new fee waiver commitment and group-wide breakpoint fee schedule going forward.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and, going forward, the new group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the

27

Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

Other Benefits to CMA The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

28

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.

October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year's report (the "2006 Report") was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

1  CMA and CFD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

29

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management ("Marsico" or "MCM") are well below their peers.

4.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 16 of the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.  Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.  Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

E. Possible Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale

30

economies for individual funds as unreliable. CMG did not, however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.  An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA's proposed restructuring of the money market Funds' management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

15.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG's costs of providing services to the Funds than did asset-based allocation.

16.  The materials that set out CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

17.  In 2006, CMG's complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.  For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico's status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico's costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico's profits would no longer be retained by a CMG affiliate.

19.  CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America ("PB" or "Private Bank"), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any

31

portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)  Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

3)  Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a "Review Fund."

5)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)  Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)  Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year's performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8)  Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund's performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee)

32

or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the Columbia Fund share class. This improves the Nations Fund's performance relative to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)  Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)  Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.  Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

  Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.  Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

  Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.  Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM's largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM's other large clients.

33

  Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

4.  Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

  Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.  Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

  Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.  Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

  Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.  Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

  Status: We continue to believe that such a statement would help the Trustees understand CMG's business better and place the fund-by-fund profitability reports in context.

8.  Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

  Status: CMG provided various summary statements of operations.

9.  Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG's profitability.

  Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

* * *

Respectfully submitted,
Steven E. Asher

34

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report – Columbia Treasury Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Treasury Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider the investment objectives, risks, charges and expenses for any Columbia fund before investing. Contact your Columbia Management representative for a prospectus, which contains this and other important information about a fund. Read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

37

Columbia Management®

Columbia Treasury Reserves

Semiannual Report, February 29, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiamanagement.com

SHC-44/151218-0208 (04/08) 08/54584

Columbia Management®

Semiannual Report

February 29, 2008

Columbia New York Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	6

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	19

Board Consideration and Re-Approval of Investment Advisory Agreement	26

Summary of Management Fee Evaluation by Independent Fee Consultant	29

Important Information About This Report	37

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this financial report for your Columbia Fund. This document provides information that can help support your investment decision-making.

We understand that many factors drove your decision to invest in Columbia Funds. Columbia Management's commitment is to honor that decision by providing investment solutions designed to exceed expectations. As we review the past six months and look forward to those ahead, we hope you will consider how we might support your investment needs beyond the services we provide currently. Some of the many advantages we bring to the table as the Fund's investment manager include:

■   Broad and deep investment expertise, including dedicated portfolio management, research and trading

■   Strategically positioned investment disciplines and processes

■   Comprehensive compliance and risk management

■   A team-driven culture that draws upon multiple sources to pursue consistent and superior performance

■   A comprehensive array of investment solutions, including equity, fixed-income and cash strategies

Working for you, and with you

Team approach—Rather than rely on the talent or judgment of one individual, Columbia Management takes a team-oriented approach to investing. We draw from the diverse experiences and insights of our people—including portfolio managers, research analysts and traders—to bring multiple investment perspectives and deep expertise to all of our investment management activities.

Client focus—At Columbia Management, our philosophy and culture are anchored in focused solutions and personal service. We are committed to putting our clients' interests first and we understand the premium our clients place on reliability—whether it's related to service, investment performance or risk management. Columbia Management is committed to maintaining high standards of reliability on all counts.

While our asset management capabilities are multifaceted and our investment professionals are multitalented, ultimately, everything we do at Columbia Management has a single purpose: to help investors pursue their most important financial goals. We are honored that you've chosen to invest with us and look forward to providing the investment solutions and services necessary to sustain a lasting relationship.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Understanding Your Expenses – Columbia New York Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/07 – 02/29/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,015.22	1,023.87	1.00	1.01	0.20
Trust Class Shares	1,000.00	1,000.00	1,014.72	1,023.37	1.50	1.51	0.30
Adviser Class Shares	1,000.00	1,000.00	1,014.02	1,022.63	2.25	2.26	0.45
Class A Shares	1,000.00	1,000.00	1,012.98	1,021.63	3.25	3.27	0.65
Daily Class Shares	1,000.00	1,000.00	1,013.18	1,020.89	4.00	4.02	0.80
Institutional Class Shares	1,000.00	1,000.00	1,015.02	1,023.67	1.20	1.21	0.24
Retail A Shares	1,000.00	1,000.00	1,014.82	1,023.37	1.50	1.51	0.30
G-Trust Shares	1,000.00	1,000.00	1,015.22	1,023.87	1.00	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia New York Tax-Exempt Reserves
February 29, 2008 (Unaudited)

Municipal Bonds – 91.8%
	Par ($)	Value ($)
New York – 89.9%
NY Albany Industrial Development Agency
Daughters of Sarah Housing Co., Inc.,
Series 2001 A, LOC: First Niagara Commercial Bank, LOC: KeyBank N.A. 3.020% 03/01/31 (a)	6,060,000	6,060,000
NY Allegany County Industrial Development Agency
Series 2004 A,
LOC: KeyBank N.A. 3.090% 04/01/29 (a)	4,665,000	4,665,000
NY Broome County Industrial Development Agency
James Johnston Memorial Nursing Home,
Series 2003, LOC: Sovereign Bank FSB, LOC: Bank of New York 3.000% 02/01/29 (a)	1,745,000	1,745,000
NY Chenango County Industrial Development Agency
Grace View Manor Nursing,
Series 2003, LOC: Sovereign Bank FSB, LOC: Bank of New York 3.000% 02/01/29 (a)	2,585,000	2,585,000
NY Clifton Park Industrial Development Agency
Community School of Naples, Inc.,
Series 2006, Insured: FHLMC 3.000% 05/01/31 (a)	4,405,000	4,405,000
NY Convention Center Operating Corp.
Series 2003,
Escrowed to Maturity, (b) 06/01/08	2,000,000	1,989,930
Series 2008,
Insured: AMBAC, LIQ FAC: Morgan Stanley 3.310% 11/15/44 (a)	13,605,000	13,605,000
NY Deutsche Bank Spears/Lifers Trust
Series 2008:
Insured: AMBAC, LIQ FAC: Deutsche Bank AG 3.210% 07/01/30 (a)	1,870,000	1,870,000
Insured: CIFG,
LIQ FAC: Deutsche Bank AG 3.210% 08/01/21 (a)	8,320,000	8,320,000

	Par ($)	Value ($)
NY Dormitory Authority
Rockefeller University,
Series 2008 A, 3.000% 07/01/39 (c)	6,000,000	6,000,000
Series 2003 H,
SPA: JPMorgan Chase Bank 2.800% 02/15/31 (a)	9,120,000	9,120,000
Series 2008,
LIQ FAC: Citigroup Financial Products 3.180% 03/15/37 (a)	3,200,000	3,200,000
NY Dutchess County Industrial Development Agency
Marist College,
Series 2005 A, LOC: Bank of New York 2.850% 07/01/35 (a)	8,610,000	8,610,000
Series 1999 A,
LOC: Bank of New York 2.850% 07/01/28 (a)	100,000	100,000
NY East Farmingdale Volunteer Fire Co. Income Revenue
Series 2002,
LOC: Citibank N.A. 3.000% 11/01/22 (a)	4,590,000	4,590,000
NY East Rochester Housing Authority Revenue
Series 2006 A,
LOC: Citizens Bank N.A. 3.140% 12/01/36 (a)	5,900,000	5,900,000
NY Environmental Facilities Corp.
Series 2004 F,
5.000% 06/15/08	2,500,000	2,526,043
NY Erie County Industrial Development Agency
Orchard Park CCRC, Inc.,
Series 2006 B, LOC: Sovereign Bank FSB, LOC: Citizens Bank of Rhode Island 2.950% 11/15/36 (a)	12,000,000	12,000,000
Series 1996,
LOC: KeyBank of New York 3.090% 11/01/16 (a)	665,000	665,000
Series 2008,
Insured: FSA, LIQ FAC: Morgan Stanley 3.240% 05/01/29 (a)	2,000,000	2,000,000
NY Forest City New Rochelle Revenue Certificates of Trust
FC Washington-Lincoln LLC,
Series 2003 C, LOC: Wachovia Bank N.A. 2.950% 06/01/11 (a)	15,130,000	15,130,000

See Accompanying Notes to Financial Statements.

2

Columbia New York Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Herkimer County Industrial Development Agency
Templeton Foundation,
Series 2000, LOC: KeyBank N.A. 3.090% 12/01/14 (a)	1,870,000	1,870,000
NY Housing Finance Agency
BPC Green LLC,
Series 2003 A, LOC: Landesbank Hessen-Thuringen 2.850% 11/01/36 (a)	2,615,000	2,615,000
NY Hudson Yards Infrastructure Corp.
Series 2007,
Insured: FGIC, LIQ FAC: Morgan Stanley 3.310% 02/15/47 (a)	15,175,000	15,175,000
NY Lehman Municipal Trust Receipts
Series 2008,
LIQ FAC: Lehman Liquidity Co. 3.490% 03/01/30 (a)	9,150,000	9,150,000
3.490% 07/01/33 (a)	11,480,000	11,480,000
NY Livingston County Industrial Development Agency
Nicholas H. Noyes Memorial Hospital,
Series 2007 A, LOC: HSBC Bank USA N.A. 2.980% 07/01/19 (a)	2,512,000	2,512,000
NY Metropolitan Transportation Authority
Series 2004 A-1,
Insured: CIFG, SPA: DEPFA Bank PLC 5.000% 11/01/34 (a)	8,955,000	8,955,000
Series 2005 G,
LOC: BNP Paribas 3.750% 11/01/26 (a)	2,100,000	2,100,000
Series 2006,
LIQ FAC: Morgan Stanley 3.270% 11/15/31 (a)	8,075,000	8,075,000
NY Monroe County Industrial Development Agency
DePaul Properties, Inc.,
Series 2006, LOC: KeyBank N.A. 2.950% 06/01/26 (a)	6,695,000	6,695,000
Series 1998,
LOC: KeyBank N.A. 3.090% 08/01/18 (a)	3,065,000	3,065,000

	Par ($)	Value ($)
Series 2008 B,
LOC: JPMorgan Chase Bank 3.400% 02/01/38 (a)	2,000,000	2,000,000
Series 2008,
LOC: JPMorgan Chase Bank 2.870% 04/01/38 (a)	2,300,000	2,300,000
St. Ann's Nursing Home Co., Inc.,
Series 2000, LOC: HSBC Bank USA 2.620% 07/01/30 (a)	2,900,000	2,900,000
St. Ann's Nursing Home for the Aged,
Series 2000, LOC: HSBC Bank USA 2.620% 07/01/30 (a)	395,000	395,000
NY Municipal Water Finance Authority
0.900% 03/04/08	10,000,000	10,000,000
NY Nassau County Tobacco Settlement Corp.
Series 2006,
SPA: Merrill Lynch Capital Services, GTY AGMT: Merrill Lynch & Co. 3.410% 06/01/46 (a)	5,000,000	5,000,000
NY New York City Housing Development Corp.
Multi-Family Housing,
96th Street Associates LP, Series 1997 A, Guarantor: FNMA 2.850% 11/15/19 (a)	6,050,000	6,050,000
RBNB Wall Street Owner LLC,
Series 2005 A, LOC: Landesbank Hessen-Thuringen 2.800% 12/01/36 (a)	1,300,000	1,300,000
NY New York City Industrial Development Agency
Allen-Stevenson School,
Series 2004, LOC: Allied Irish Bank PLC 3.190% 12/01/34 (a)	940,000	940,000
NY New York City Transitional Finance Authority
Series 2002 C4,
SPA: Landesbank Hessen-Thuringen 3.780% 08/01/31 (a)	625,000	625,000
Series 2002 E,
SPA: Landesbank Baden-Wurttemberg 3.400% 11/01/22 (a)	7,685,000	7,685,000
Series 2002 F,
SPA: Royal Bank of Canada 3.420% 11/01/22 (a)	17,675,000	17,675,000

See Accompanying Notes to Financial Statements.

3

Columbia New York Tax-Exempt Reserves
February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY New York City
Series 1993 A-10,
LOC: Morgan Guaranty Trust 3.750% 08/01/16 (a)	1,660,000	1,660,000
Series 2004 C-3,
Insured: CIFG, SPA: DEPFA Bank PLC 3.320% 08/15/29 (a)	25,475,000	25,475,000
NY Onondaga County Industrial Development Agency
Syracuse University,
Series 2008 B, LOC: JPMorgan Chase Bank 2.800% 07/01/37 (a)	3,240,000	3,240,000
NY Power Authority
Series 1985:
LIQ FAC: Bank of Nova Scotia 3.640% 03/01/16 (a)	3,000,000	3,000,000
LIQ FAC: Dexia Credit Local 3.640% 03/01/20 (a)	11,000,000	11,000,000
Series 2007,
Insured: MBIA, LIQ FAC: Citigroup Financial Products
3.480% 11/15/47 (a)	4,950,000	4,950,000
NY Riverhead Industrial Development Authority
Central Suffolk Hospital,
Series 2006 A, LOC: HSBC Bank USA N.A. 2.980% 07/01/31 (a)	8,005,000	8,005,000
NY Rockland County Industrial Development Agency
Series 2007,
LOC: Wachovia Bank N.A. 3.350% 12/01/32 (a)	6,945,000	6,945,000
NY Roosevelt Union Free School District
Series 2007 A,
4.400% 08/01/08	22,880,000	23,049,787
NY Saratoga County Industrial Development Agency
Series 2007 A,
LOC: KeyBank N.A. 3.020% 12/01/32 (a)	3,945,000	3,945,000
NY St. Lawrence County Industrial Development Agency
Claxton-Hepburn Medical Center,
Series 2006 C, LOC: KeyBank N.A. 3.020% 12/01/31 (a)	3,855,000	3,855,000

	Par ($)	Value ($)
NY Suffolk County Industrial Development Agency
The St. Francis Monastery,
Series 2006, LOC: Sovereign Bank FSB 2.950% 12/01/36 (a)	1,500,000	1,500,000
NY Syracuse Industrial Development Agency
Series 2007 A,
LOC: KeyBank N.A. 3.020% 01/01/33 (a)	5,000,000	5,000,000
NY Thruway Authority Revenue
Series 2007 H,
5.000% 01/01/09	4,335,000	4,460,557
Series 2008,
4.000% 04/01/08	2,510,000	2,516,314
NY Tompkins County Industrial Development Agency Revenue
Care Community Kendal Ithaca,
Series 2000, LOC: Wachovia Bank N.A. 3.020% 06/01/25 (a)	1,415,000	1,415,000
NY TSASC, Inc.
Series 2006,
SPA: Merrill Lynch Capital Services, GTY AGMT: Merrill Lynch & Co. 3.410% 06/01/42 (a)	18,450,000	18,450,000
NY Urban Development Corp.
Series 2004 A-3-C,
Insured: CIFG, SPA: Dexia Credit Local 10.940% 03/15/33 (a)	7,200,000	7,200,000
Series 2007,
LIQ FAC: Morgan Stanley 3.140% 03/15/37 (a)	8,098,500	8,098,500
NY Westchester County Industrial Development
Westchester Jewish Project,
Series 1998, LOC: Chase Manhattan Bank 3.900% 10/01/28 (a)	900,000	900,000
New York Total		388,313,131

See Accompanying Notes to Financial Statements.

4

Columbia New York Tax-Exempt Reserves
February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Puerto Rico – 1.9%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005,
Insured: AMBAC, LIQ FAC: Dexia Credit Local 3.230% 07/01/41 (a)	4,500,000	4,500,000
Series 2008,
Insured: AMBAC, LIQ FAC: Morgan Stanley 3.250% 07/01/45 (a)	3,740,000	3,740,000
Puerto Rico Total		8,240,000
Total Municipal Bonds (cost of $396,553,131)		396,553,131
Short-Term Obligations – 3.9%
Variable Rate Demand Notes – 3.9%
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Series 2007:
Insured: FGIC, LIQ FAC: Dexia Credit Local 3.230% 08/01/42 (a)	9,940,000	9,940,000
Insured: FSA, LIQ FAC: Dexia Credit Local 3.230% 07/01/33 (a)	7,000,000	7,000,000
Total Variable Rate Demand Notes		16,940,000
Total Short-Term Obligations (cost of $16,940,000)		16,940,000
Total Investments – 95.7% (cost of $413,493,131)(d)		413,493,131
Other Assets & Liabilities, Net – 4.3%		18,744,950
Net Assets – 100.0%		432,238,081

Notes to Investment Portfolio:

(a)  Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2008.

(b)  Zero coupon bond.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2008.

(d)  Cost for federal income tax purposes is $413,493,131.

Acronym	Name
AMBAC	Ambac Assurance Corp.

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Columbia New York Tax-Exempt Reserves
February 29, 2008 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	413,493,131
	Cash	65,802
	Receivable for:
	Investments sold	28,184,337
	Fund shares sold	23,000
	Interest	1,868,079
	Expense reimbursement due from investment advisor/administrator	49,525
	Trustees' deferred compensation plan	1,983
	Other assets	3,885
	Total Assets	443,689,742
Liabilities	Payable for:
	Investments purchased	11,000,000
	Fund shares repurchased	5,000
	Distributions	248,798
	Investment advisory fee	48,733
	Administration fee	5,270
	Transfer agent fee	584
	Pricing and bookkeeping fees	9,725
	Trustees' fees	47,900
	Audit fee	32,367
	Custody fee	1,452
	Distribution and service fees	28,865
	Chief compliance officer expenses	110
	Trustees' deferred compensation plan	1,983
	Other liabilities	20,874
	Total Liabilities	11,451,661
	Net Assets	432,238,081
Net Assets Consist of	Paid-in capital	432,152,990
	Undistributed net investment income	15,265
	Accumulated net realized gain	69,826
	Net Assets	432,238,081

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – Columbia New York Tax-Exempt Reserves
February 29, 2008 (Unaudited)

Capital Class Shares	Net assets	$106,710,894
	Shares outstanding	106,690,981
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$72,406,392
	Shares outstanding	72,393,354
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$11,669,948
	Shares outstanding	11,668,233
	Net asset value per share	$1.00
Class A Shares	Net assets	$49,554,311
	Shares outstanding	49,543,067
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$10,372
	Shares outstanding	10,369
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$167,944,979
	Shares outstanding	167,905,790
	Net asset value per share	$1.00
Retail A Shares	Net assets	$65,146
	Shares outstanding	65,169
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$23,876,039
	Shares outstanding	23,875,930
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – Columbia New York Tax-Exempt Reserves
For the Six Months Ended February 29, 2008 (Unaudited)

		($)
Investment Income	Interest	6,130,685
Expenses	Investment advisory fee	284,644
	Administration fee	132,114
	Distribution fee:
	Class A Shares	27,901
	Daily Class Shares	18
	Shareholder servicing and administration fees:
	Trust Class Shares	25,487
	Adviser Class Shares	11,362
	Class A Shares	66,133
	Daily Class Shares	13
	Institutional Class Shares	32,793
	Retail A Shares	32
	Transfer agent fee	1,560
	Pricing and bookkeeping fees	58,554
	Trustees' fees	9,227
	Custody fee	11,002
	Reports to shareholders	48,975
	Chief compliance officer expenses	346
	Other expenses	71,071
	Total Expenses	781,232
	Expenses waived or reimbursed by investment advisor and/or administrator	(230,054)
	Expense reductions	(7,915)
	Net Expenses	543,263
	Net Investment Income	5,587,422
	Net realized gain on investments	69,826
	Net Increase Resulting from Operations	5,657,248

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – Columbia New York Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2008 ($)	Year Ended August 31, 2007 (a)(b)($)
Operations	Net investment income	5,587,422	11,571,246
	Net realized gain on investments	69,826	9,680
	Net Increase Resulting from Operations	5,657,248	11,580,926
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(1,397,971)	(1,703,274)
	Trust Class Shares	(727,076)	(1,254,724)
	Adviser Class Shares	(123,776)	(255,544)
	Class A Shares	(540,134)	(1,178,439)
	Daily Class Shares	(135)	(235)
	Institutional Class Shares	(2,503,137)	(6,616,805)
	Retail A Shares	(955)	(2,337)
	G-Trust Shares	(294,765)	(559,878)
	Total Distributions to Shareholders	(5,587,949)	(11,571,236)
	Net Capital Share Transactions	38,556,200	102,927,041
	Total Increase in Net Assets	38,625,499	102,936,731
Net Assets	Beginning of period	393,612,582	290,675,851
	End of period	432,238,081	393,612,582
	Undistributed net investment income at end of period	15,265	15,792

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – Columbia New York Tax-Exempt Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	148,321,147	148,321,147	158,904,139	158,904,139
Distributions reinvested	401,088	401,088	656,539	656,539
Redemptions	(104,624,259)	(104,624,259)	(141,530,709)	(141,530,709)
Net Increase	44,097,976	44,097,976	18,029,969	18,029,969
Trust Class Shares
Subscriptions	101,228,754	101,228,754	197,435,301	197,435,302
Distributions reinvested	1,410	1,410	11,592	11,592
Redemptions	(68,897,954)	(68,897,954)	(188,745,555)	(188,745,555)
Net Increase	32,332,210	32,332,210	8,701,338	8,701,339
Adviser Class Shares
Subscriptions	12,327,079	12,327,079	46,097,932	46,097,932
Distributions reinvested	121,583	121,583	239,404	239,404
Redemptions	(8,257,335)	(8,257,335)	(43,555,749)	(43,555,749)
Net Increase	4,191,327	4,191,327	2,781,587	2,781,587
Class A Shares
Subscriptions	79,074,792	79,074,792	274,690,022	274,690,021
Distributions reinvested	540,074	540,074	1,178,439	1,178,439
Redemptions	(73,936,070)	(73,936,070)	(269,822,114)	(269,822,114)
Net Increase	5,678,796	5,678,796	6,046,347	6,046,346
Daily Class Shares
Subscriptions	—	—	10,000	10,000
Distributions reinvested	134	134	235	235
Net Increase	134	134	10,235	10,235
Institutional Class Shares
Subscriptions	176,118,572	176,118,572	304,283,067	304,283,067
Distributions reinvested	2,492,956	2,492,956	6,616,804	6,616,804
Redemptions	(233,760,312)	(233,760,312)	(242,446,159)	(242,446,159)
Net Increase (Decrease)	(55,148,784)	(55,148,784)	68,453,712	68,453,712
Retail A Shares
Subscriptions	6,000	6,000	14,650	14,650
Distributions reinvested	956	956	2,335	2,335
Redemptions	(5,800)	(5,800)	(32,648)	(32,648)
Net Increase (Decrease)	1,156	1,156	(15,663)	(15,663)
G-Trust Shares
Subscriptions	19,004,931	19,004,931	29,408,290	29,408,290
Redemptions	(11,601,546)	(11,601,546)	(30,488,773)	(30,488,774)
Net Increase (Decrease)	7,403,385	7,403,385	(1,080,483)	(1,080,484)

(a)  Daily Class Shares re-commenced operations on November 1, 2006.

(b)  On May 30, 2007, Market Class Shares were renamed Class A Shares.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0151		0.0346		0.0141		0.0251		0.0125	0.0090	0.0122
Less Distributions to Shareholders:
From net investment income	(0.0151)		(0.0346)		(0.0141)		(0.0251)		(0.0125)	(0.0090)	(0.0122)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.52	%(d)	3.51%		1.42	%(d)	2.53%		1.26%	0.91%	1.23%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(e)(f)	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%	0.20%	0.13%
Waiver/Reimbursement	0.12	%(f)	0.11%		0.14	%(f)	0.14%		0.33%	0.27%	0.65%
Net investment income	2.98	%(e)(f)	3.46	%(e)	3.38	%(e)(f)	2.66	%(e)	1.20%	0.93%	1.27%
Net assets, end of period (000's)	$106,711		$62,595		$44,563		$24,804		$2,852	$1,862	$9,483

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0146		0.0336		0.0137		0.0241		0.0115	0.0080	0.0112
Less Distributions to Shareholders:
From net investment income	(0.0146)		(0.0336)		(0.0137)		(0.0241)		(0.0115)	(0.0080)	(0.0112)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.47	%(d)	3.41%		1.38	%(d)	2.43%		1.16%	0.81%	1.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.30	%(e)(f)	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%	0.23%
Waiver/Reimbursement	0.12	%(f)	0.11%		0.14	%(f)	0.14%		0.33%	0.27%	0.65%
Net investment income	2.85	%(e)(f)	3.36	%(e)	3.27	%(e)(f)	2.46	%(e)	1.23%	0.83%	1.17%
Net assets, end of period (000's)	$72,406		$40,066		$31,364		$27,216		$12,627	$15,931	$17,021

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

Adviser Class Shares	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007		Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)		Period Ended August 24, 2003 (c)		Period Ended December 22, 2002 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0139		0.0321		0.0131		0.0220		0.0025		0.0070
Less Distributions to Shareholders:
From net investment income	(0.0139)		(0.0321)		(0.0131)		(0.0220)		(0.0025)		(0.0070)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	1.40	%(g)	3.25%		1.31	%(g)	2.22	%(g)	0.25	%(g)	0.70	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.45	%(h)(i)	0.45	%(h)	0.45	%(h)(i)	0.45	%(h)(i)	0.45	%(i)	0.38	%(i)
Waiver/Reimbursement	0.12	%(i)	0.11%		0.14	%(i)	0.14	%(i)	0.78	%(i)	0.65	%(i)
Net investment income	2.72	%(h)(i)	3.20	%(h)	3.11	%(h)(i)	2.44	%(h)(i)	0.68	%(i)	1.02	%(i)
Net assets, end of period (000's)	$11,670		$7,477		$4,695		$3,262		$—		$—

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Adviser Class Shares re-commenced operations on April 14, 2005.

(c)  Adviser Class Shares re-commenced operations on April 14, 2003 and were fully redeemed on August 24, 2003.

(d)  Adviser Class Shares were fully redeemed on December 22, 2002.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,					Period Ended December 22,
Class A Shares	2008		2007 (a)		2006 (b)		2006		2005	2004 (c)		2002 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0129		0.0301		0.0122		0.0206		0.0080	0.0025		0.0068
Less Distributions to Shareholders:
From net investment income	(0.0129)		(0.0301)		(0.0122)		(0.0206)		(0.0080)	(0.0025)		(0.0068)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	1.30	%(g)	3.05%		1.23	%(g)	2.07%		0.80%	0.25	%(g)	0.68	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.65	%(h)(i)	0.65	%(h)	0.65	%(h)(i)	0.65	%(h)	0.65%	0.65	%(i)	0.58	%(i)
Waiver/Reimbursement	0.12	%(i)	0.11%		0.14	%(i)	0.14%		0.33%	0.13	%(i)	0.65	%(i)
Net investment income	2.58	%(h)(i)	3.01	%(h)	2.92	%(h)(i)	2.07	%(h)	0.82%	0.48	%(i)	0.82	%(i)
Net assets, end of period (000's)	$49,554		$43,867		$37,820		$29,726		$11,469	$12,970		$—

(a)  On May 30, 2007, Market Class Shares were renamed Class A Shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Market Class Shares re-commenced operations on August 25, 2003.

(d)  Market Class Shares were fully redeemed on December 22, 2002.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

Daily Class Shares	(Unaudited) Six Months Ended February 29, 2008		Period Ended August 31, 2007 (a)		Period Ended December 22, 2002 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0131		0.0232		0.0043
Less Distributions to Shareholders:
From net investment income	(0.0131)		(0.0232)		(0.0043)
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (b)(c)(d)	1.32%		2.34%		0.43%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.80	%(e)(f)	0.81	%(e)(f)	0.73	%(f)
Waiver/Reimbursement	0.12	%(f)	0.11	%(f)	0.65	%(f)
Net investment income	2.46	%(e)(f)	2.90	%(e)(f)	0.67	%(f)
Net assets, end of period (000's)	$10		$10		$—

(a)  Daily Class Shares were fully redeemed on December 22, 2002 and re-commenced operations on November 1, 2006.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

Institutional	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,			Period Ended March 31,		Period Ended December 22,
Class Shares	2008		2007		2006 (a)		2006		2005	2004 (b)		2002 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0149		0.0342		0.0140		0.0247		0.0121	0.0050		0.0091
Less Distributions to Shareholders:
From net investment income	(0.0149)		(0.0342)		(0.0140)		(0.0247)		(0.0121)	(0.0050)		(0.0091)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	1.50	%(f)	3.47%		1.40	%(f)	2.49%		1.22%	0.50	%(f)	0.91	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.24	%(g)(h)	0.24	%(g)	0.24	%(g)(h)	0.24	%(g)	0.24%	0.24	%(h)	0.17	%(h)
Waiver/Reimbursement	0.12	%(h)	0.11%		0.14	%(h)	0.14%		0.33%	0.29	%(h)	0.65	%(h)
Net investment income	2.04	%(g)(h)	3.42	%(g)	3.32	%(g)(h)	2.53	%(g)	1.30%	0.89	%(h)	1.23	%(h)
Net assets, end of period (000's)	$167,945		$223,065		$154,605		$208,614		$74,101	$48,222		$—

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Institutional Class Shares re-commenced operations on August 25, 2003.

(c)  Institutional Class Shares were fully redeemed on December 22, 2002.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Period Ended March 31,
Retail A Shares	2008		2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0147		0.0336	0.0137		0.0100
Less Distributions to Shareholders:
From net investment income	(0.0147)		(0.0336)	(0.0137)		(0.0100)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total return (c)(d)	1.48	%(e)	3.41%	1.38	%(e)	1.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.30	%(g)	0.30%	0.30	%(g)	0.30	%(g)
Waiver/Reimbursement	0.12	%(g)	0.11%	0.14	%(g)	0.14	%(g)
Net investment income (f)	2.95	%(g)	3.36%	3.28	%(g)	2.77	%(g)
Net assets, end of period (000's)	$65		$64	$80		$74

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A Shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2008		2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0151		0.0346	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.0151)		(0.0346)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total return (c)(d)	1.52	%(e)	3.51%	1.42	%(e)	1.04	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20	%(g)	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.12	%(g)	0.11%	0.14	%(g)	0.14	%(g)
Net investment income (f)	2.97	%(g)	3.45%	3.38	%(g)	2.89	%(g)
Net assets, end of period (000's)	$23,876		$16,468	$17,548		$17,664

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust Shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – Columbia New York Tax-Exempt Reserves
February 29, 2008 (Unaudited)

Note 1. Organization

Columbia New York Tax-Exempt Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers eight classes of shares: Capital Class, Trust Class, Adviser Class, Class A, Daily Class, Institutional Class, Retail A and G-Trust shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income

19

Columbia New York Tax-Exempt Reserves

February 29, 2008 (Unaudited)

distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2007 was as follows:

Distributions paid from:
Tax-Exempt Income	$11,501,349
Ordinary Income*	69,887

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Capital loss carryforwards of $5,216 were utilized during the year ended August 31, 2007.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") on February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements and no cumulative effect adjustment was recorded on February 29, 2008. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Fund and other money market funds advised by Columbia at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

20

Columbia New York Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2009.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the six month period ended February 29, 2008, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provide administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six month period ended February 29, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $3,714.

21

Columbia New York Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six month period ended February 29, 2008, no minimum account balance fees were charged by the Fund.

Distribution and Shareholder Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Class A Shares	0.10%	0.10%
Servicing Plans:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Class A Shares	0.25%	0.25%
Retail A Shares	0.10%	0.10%
Administration Plans:
Trust Class Shares	0.10%	0.10%
Class A Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2009 so that total expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and

22

Columbia New York Tax-Exempt Reserves

February 29, 2008 (Unaudited)

extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

At February 29, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,				Total potential	Amount recovered during the six month period
2011	2010	2009	2008	recovery	ended 2/29/08
$230,054	$383,647	$169,692	$263,365	$1,046,758	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As the result of a fund merger, the Fund assumed the assets and liabilities of the deferred compensation plan of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 29, 2008, these custody credits reduced total expenses by $7,915 for the Fund.

Note 6. Shares of Beneficial Interest

As of February 29, 2008, the Fund had one shareholder that held 43.3% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

As of February 29, 2008, the Fund also had one shareholder that held 43.4% of the Fund's shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

23

Columbia New York Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Note 7. Significant Risks and Contingencies

Geographic Concentration

The Fund had greater than 5% of its total investments on February 29, 2008 invested in debt obligations issued by each of New York and Puerto Rico and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. The insurers are rated Aaa by Moody's Investors Services, Inc. ("Moody's") or rated AAA by Standard & Poor's ("S&P"), except for Financial Guaranty Insurance Co. ("FGIC"), which is rated A3 and A by Moody's and S&P, respectively. Subsequent to February 29, 2008, FGIC was downgraded to Baa3 and BB by Moody's and S&P, respectively. FGIC remains under review for possible further rating downgrade.

At February 29, 2008, private insurers who insured greater than 5% of the total net assets of the Fund were as follows:

Insurer	% of Total Net Assets
CIFG Assurance North America, Inc.	11.6%
Financial Guaranty Insurance Co.	5.8
AMBAC Assurance Corp.	5.5

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004,

24

Columbia New York Tax-Exempt Reserves

February 29, 2008 (Unaudited)

the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

25

Board Consideration and Re-Approval of Investment Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia New York Tax-Exempt Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." The fund identified above is referred to as the "Fund."

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board's review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Fund, are provided administration services under a separate contract. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses. The Board considered the one-year, three-year, five-year and ten-year performance results for the Fund, as relevant. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The Board also considered these results in comparison to sub-categories of money market funds grouped

26

and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Fund's Peer Group and/or Universe for performance would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex, including a new fee waiver commitment and group-wide breakpoint fee schedule for the Fund and other money market funds in the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in the Peer Group.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and, going forward, the new group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits

27

received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

28

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.

October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year's report (the "2006 Report") was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

1  CMA and CFD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

29

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management ("Marsico" or "MCM") are well below their peers.

4.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 16 0f the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.  Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.  Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

E. Possible Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale

30

economies for individual funds as unreliable. CMG did not, however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.  An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA's proposed restructuring of the money market Funds' management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

15.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG's costs of providing services to the Funds than did asset-based allocation.

16.  The materials that set out CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

17.  In 2006, CMG's complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.  For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico's status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico's costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico's profits would no longer be retained by a CMG affiliate.

19.  CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America ("PB" or "Private Bank"), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

31

III. Recommendations

1.  Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2.  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

3.  Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4.  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a "Review Fund."

5.  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6.  Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7.  Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year's performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8.  Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund's performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as

32

deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the Columbia Fund share class. This improves the Nations Fund's performance relative to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9.  Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10.  Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.  Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

  Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.  Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

  Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.  Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM's largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM's other large clients.

33

  Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

4.  Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

  Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.  Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

  Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.  Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

  Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.  Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

  Status: We continue to believe that such a statement would help the Trustees understand CMG's business better and place the fund-by-fund profitability reports in context.

8.  Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

  Status: CMG provided various summary statements of operations.

9.  Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG's profitability.

  Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

* * *

Respectfully submitted,
Steven E. Asher

34

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report – Columbia New York Tax-Exempt Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia New York Tax-Exempt Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider the investment objectives, risks, charges and expenses for any Columbia fund before investing. Contact your Columbia Management representative for a prospectus, which contains this and other important information about the fund. Read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

37

Columbia Management®

Columbia New York Tax-Exempt Reserves

Semiannual Report, February 29, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/151024-0208 (04/08) 08/55125

Columbia Management®

Semiannual Report

February 29, 2008

Columbia California Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	12

Statement of Operations	14

Statement of Changes in Net Assets	15

Financial Highlights	18

Notes to Financial Statements	25

Board Consideration and Re-Approval of Investment Advisory Agreement	32

Summary of Management Fee Evaluation by Independent Fee Consultant	35

Important Information About This Report	41

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this financial report for your Columbia Fund. This document provides information that can help support your investment decision-making.

We understand that many factors drove your decision to invest in Columbia Funds. Columbia Management's commitment is to honor that decision by providing investment solutions designed to exceed expectations. As we review the past six months and look forward to those ahead, we hope you will consider how we might support your investment needs beyond the services we provide currently. Some of the many advantages we bring to the table as the Fund's investment manager include:

■   Broad and deep investment expertise, including dedicated portfolio management, research and trading

■   Strategically positioned investment disciplines and processes

■   Comprehensive compliance and risk management

■   A team-driven culture that draws upon multiple sources to pursue consistent and superior performance

■   A comprehensive array of investment solutions, including equity, fixed-income and cash strategies

Working for you, and with you

Team approach—Rather than rely on the talent or judgment of one individual, Columbia Management takes a team-oriented approach to investing. We draw from the diverse experiences and insights of our people—including portfolio managers, research analysts and traders—to bring multiple investment perspectives and deep expertise to all of our investment management activities.

Client focus—At Columbia Management, our philosophy and culture are anchored in focused solutions and personal service. We are committed to putting our clients' interests first and we understand the premium our clients place on reliability—whether it's related to service, investment performance or risk management. Columbia Management is committed to maintaining high standards of reliability on all counts.

While our asset management capabilities are multifaceted and our investment professionals are multitalented, ultimately, everything we do at Columbia Management has a single purpose: to help investors pursue their most important financial goals. We are honored that you've chosen to invest with us and look forward to providing the investment solutions and services necessary to sustain a lasting relationship.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Understanding Your Expenses – Columbia California Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/07 – 02/29/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,015.32	1,023.87	1.00	1.01	0.20
Trust Class Shares	1,000.00	1,000.00	1,014.82	1,023.37	1.50	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,014.52	1,023.12	1.75	1.76	0.35
Adviser Class Shares	1,000.00	1,000.00	1,014.02	1,022.63	2.25	2.26	0.45
Investor Class Shares	1,000.00	1,000.00	1,013.48	1,022.13	2.75	2.77	0.55
Daily Class Shares	1,000.00	1,000.00	1,012.28	1,020.89	4.00	4.02	0.80
Institutional Class Shares	1,000.00	1,000.00	1,015.12	1,023.67	1.20	1.21	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia California Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds – 97.1%
	Par ($)	Value ($)
California – 89.8%
CA ABAG Finance Authority for Nonprofit Corporations
Miramar Apartments,
Series 2000 A, AMT, Guarantor: FNMA 3.060% 03/15/33 (a)	15,000,000	15,000,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.330% 04/01/37 (a)	29,105,000	29,105,000
CA Affordable Housing Agency
RHA Properties,
Series 2003 A, Guarantor: FNMA 2.910% 09/15/33 (a)	4,820,000	4,820,000
CA Alameda County Industrial Development Authority
Jeta LLC,
Series 2004 A, AMT, LOC: Comerica Bank 3.200% 04/01/34 (a)	1,000,000	1,000,000
OZ Enterprises LLC,
Series 2005, AMT, LOC: Comerica Bank 3.200% 08/01/35 (a)	4,500,000	4,500,000
Segale Family Trust,
Series 2002, AMT, LOC: Bank of the West 3.200% 10/01/32 (a)	2,320,000	2,320,000
York Fabrication, Inc.,
Series 1996 A, AMT, LOC: Bank of the West, LOC: BNP Paribas 3.250% 11/01/26 (a)	5,100,000	5,100,000
CA Alameda Public Financing Authority
Series 2003 A,
LOC: Union Bank of CA N.A., LOC: California State Teachers' Retirement System 3.170% 12/01/33 (a)	5,970,000	5,970,000
CA Anaheim Public Financing Authority
Series 2007,
Insured: MBIA, LIQ FAC: Citibank N.A. 3.470% 10/01/37 (a)	7,000,000	7,000,000
CA BB&T Municipal Trust
Series 2007,
Insured: FGIC, LIQ FAC: Branch Banking & Trust 3.210% 09/01/26 (a)	9,000,000	9,000,000

	Par ($)	Value ($)
CA Carlsbad Unified School District Certificates of Participation
Series 2001,
Insured: FSA, SPA: First Union National Bank 2.850% 09/01/24 (a)	1,700,000	1,700,000
CA Chino Basin Regional Financing Authority
Series 2008,
Insured: AMBAC, LIQ FAC: Morgan Stanley 3.310% 11/01/33 (a)	4,370,000	4,370,000
CA Community College Financing Authority
Series 2007 A,
4.500% 06/30/08	10,710,000	10,737,627
CA Contra Costa County
Multi-Family Housing:
Delta Square - Oxford LP, Series 1999 - H, Insured: FNMA 2.910% 10/15/29 (a)	10,400,000	10,400,000
Series 2007, AMT,
LIQ FAC: Goldman Sachs, GTY AGMT: Goldman Sachs 3.240% 07/01/47 (a)	12,495,000	12,495,000
CA Corona
Multi-Family Housing,
Country Hills Apartments, Series 1995 A, Guarantor: FHLMC 2.910% 02/01/25 (a)	5,935,000	5,935,000
CA Covina Redevelopment Agency
Shadowhills Apartments, Inc.,
Series 1994 A, Guarantor: FNMA 2.910% 12/01/15 (a)	7,375,000	7,375,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A, 2.910% 10/15/29 (a)	6,700,000	6,700,000
CA Department of Water Resources
Power Supply Revenue:
Series 2002 B-1, LOC: Bank of New York, LOC: California State Teachers' Retirement System 3.170% 05/01/22 (a)	42,005,000	42,005,000

See Accompanying Notes to Financial Statements.

2

Columbia California Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2002 B-3, LOC: Bank of New York 2.900% 05/01/22 (a)	20,620,000	20,620,000
Series 2002 B-4, LOC: Bayerische Landesbank 3.850% 05/01/22 (a)	30,000,000	30,000,000
Series 2002 B-5, LOC: Bayerische Landesbank, LOC: Westdeutsche Landesbank 2.890% 05/01/22 (a)	8,400,000	8,400,000
Series 2002 B-6, LOC: State Street Bank & Trust Co. 2.890% 05/01/22 (a)	3,400,000	3,400,000
Series 2002 C-15, LOC: Bank of Nova Scotia 2.700% 05/01/22	41,445,000	41,445,000
Series 2002 C-4, LOC: JPMorgan Chase Bank, LOC: California State Teachers' Retirement System 3.190% 05/01/22 (a)	26,400,000	26,400,000
Series 2002 C-8, LOC: Bayerische Landesbank 3.000% 05/01/22 (a)	28,400,000	28,400,000
Series 2005 F-2, LOC: JPMorgan Chase Bank, LOC: Societe Generale 3.000% 05/01/20 (a)	39,935,000	39,935,000
Series 2005 F-3, LOC: Bank of New York 3.170% 05/01/21 (a)	13,175,000	13,175,000
Series 2005 G-8, Insured: MBIA, SPA: JPMorgan Chase Bank 3.500% 05/01/18 (a)	42,790,000	42,790,000
Series 2007, LIQ FAC: JPMorgan Chase & Co. 3.610% 05/01/11 (a)	19,905,000	19,905,000
Series 2002 C-15, LOC: Bank of Nova Scotia 1.000% 05/01/22	6,675,000	6,675,000
CA Deutsche Bank Spears/Lifers Trust
Series 2007:
GTY AGMT: Deutsche Bank AG: 3.180% 06/01/28 (a)	16,265,000	16,265,000
3.180% 12/01/30 (a)	37,505,000	37,505,000
3.180% 08/01/32 (a)	7,240,000	7,240,000
3.180% 08/01/35 (a)	5,230,000	5,230,000
3.180% 02/01/37 (a)	16,900,000	16,900,000
3.190% 06/01/27 (a)	10,600,000	10,600,000
3.190% 09/01/31 (a)	13,235,000	13,235,000

	Par ($)	Value ($)
3.240% 09/01/36 (a)	57,350,000	57,350,000
3.260% 08/01/23 (a)	2,905,000	2,905,000
3.260% 08/01/28 (a)	5,585,000	5,585,000
3.260% 08/01/29 (a)	16,385,000	16,385,000
3.260% 08/01/32 (a)	10,115,000	10,115,000
3.260% 08/01/36 (a)	5,240,000	5,240,000
3.260% 06/01/47 (a)	32,985,000	32,985,000
Series 2008:
GTY AGMT: Deutsche Bank AG: 3.190% 09/01/29 (a)	1,025,000	1,025,000
3.190% 07/01/31 (a)	1,110,000	1,110,000
3.190% 06/01/35 (a)	3,355,000	3,355,000
3.190% 02/01/38 (a)	5,900,000	5,900,000
3.220% 11/01/38 (a)	2,720,000	2,720,000
CA Duarte Redevelopment Agency Certificates of Participation
Johnson Duarte Partners,
Series 1984 B, LOC: General Electric Capital Corp. 2.890% 12/01/19 (a)	5,000,000	5,000,000
Piken Duarte Partners,
Series 1984 A, LOC: General Electric Capital Corp. 2.890% 12/01/19 (a)	7,000,000	7,000,000
CA Dublin Unified School District
Series 2008,
Insured: FSA, LIQ FAC: Morgan Stanley 3.180% 08/01/26 (a)	5,320,000	5,320,000
CA Eclipse Funding Trust
Series 2006,
Insured: FGIC, LIQ FAC: U.S. Bank N.A. 3.260% 10/01/34 (b)	5,330,000	5,330,000
Series 2007,
Insured:FGIC, LIQ FAC: US Bank N.A. 3.260% 09/01/33 (a)	47,645,000	47,645,000
CA Economic Recovery
Series 2004 C-1,
SPA: Landesbank Baden-Wurttemberg 3.630% 07/01/23 (a)	1,200,000	1,200,000
Series 2004 C-3,
SPA: Landesbank Hessen-Thuringen 2.890% 07/01/23 (a)	43,665,000	43,665,000
Series 2004C-11,
LOC: BNP Paribas 2.600% 07/01/23 (a)	35,981,000	35,981,000

See Accompanying Notes to Financial Statements.

3

Columbia California Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Educational Facilities Authority
0.500% 03/14/08	16,450,000	16,450,000
Life Chiropractic College,
Series 1999, LOC: Bank of the West 3.280% 01/01/25 (a)	6,000,000	6,000,000
Series 2000 A,
LIQ FAC: Societe Generale 3.160% 10/01/27 (a)	14,275,000	14,275,000
CA Fresno
Multi-Family Housing,
Wasatch Pool Holdings LLC, Series 2001 A, Guarantor: FNMA 2.910% 02/15/31 (a)	4,395,000	4,395,000
CA Glendale Water Systems Revenue
Series 2008,
Insured: FSA, LIQ FAC: Morgan Stanley 3.180% 02/01/32 (a)	3,570,000	3,570,000
CA Golden Gate Bridge Highway
2.630% 03/06/08	30,500,000	30,500,000
CA Golden State Tobacco Securitization Corp.
Series 2004 B,
Insured: AMBAC, LIQ FAC: Goldman Sachs 4.950% 06/01/28 (a)	39,220,000	39,220,000
Series 2006,
Insured: AMBAC, LIQ FAC: Morgan Stanley 3.310% 06/01/45 (a)	25,350,000	25,350,000
Series 2007 2215,
Insured: FGIC, LIQ FAC: Morgan Stanley Municipal Funding, Inc 3.310% 06/01/45 (a)	25,500,000	25,500,000
Series 2007:
Insured: AMBAC, LIQ FAC: Morgan Stanley 3.310% 06/01/45 (a)	9,560,000	9,560,000
Insured: FGIC, LIQ FAC: Morgan Stanley 3.310% 06/01/45 (a)	11,500,000	11,500,000
Series 2008,
Insured: FGIC, LIQ FAC: Morgan Stanley: 3.190% 06/01/38 (a)	114,600,000	114,600,000
3.310% 06/01/45 (a)	33,080,000	33,080,000

	Par ($)	Value ($)
CA Golden West Schools Financing Authority
Series 2005,
Insured: FGIC, LIQ FAC: Dexia Credit Local 3.260% 09/01/24 (a)	5,700,000	5,700,000
CA Grant Joint Union High School District
Series 2007,
Insured: FSA, SPA: Dexia Credit Local: 2.850% 06/01/35 (a)	24,850,000	24,850,000
2.850% 06/01/41 (a)	34,600,000	34,600,000
CA GS Pool Trust
Series 2007,
LIQ FAC: Goldman Sachs 3.210% 12/01/37 (a)	26,980,000	26,980,000
CA Hayward
Multi-Family Housing,
Santa Clara Associates LLC, Series 1998 A, AMT, Guarantor: FNMA 3.010% 03/15/33 (a)	7,300,000	7,300,000
CA Health Facilities Financing Authority
Adventist Health System,
Series 1998 A, Insured: MBIA, SPA: California State Teachers' Retirement System 4.600% 09/01/28 (a)	6,885,000	6,885,000
Series 2006 C,
2.860% 06/01/41 (b)	92,900,000	92,900,000
CA Home Mortgage Finance Authority
Series 2007, AMT,
LIQ FAC: Goldman Sachs, GIC: AIG 3.210% 09/01/52 (a)	8,715,000	8,715,000
CA Housing Finance Agency
Multi-Family Housing:
Series 2000 A, AMT, LOC: Landesbank Hessen-Thuringen 4.020% 02/01/35 (a)	26,985,000	26,985,000
Series 2002 A, AMT, SPA: FNMA 2.770% 02/01/37 (a)	7,815,000	7,815,000
Series 2000 A, AMT,
LIQ FAC: Landesbank Hessen-Thuringen 4.020% 02/01/26 (a)	23,110,000	23,110,000
Series 2001 E, AMT,
2.770% 02/01/36 (a)	34,735,000	34,735,000

See Accompanying Notes to Financial Statements.

4

Columbia California Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2002 M, AMT,
SPA: Bank of Nova Scotia 3.130% 02/01/25 (a)	1,800,000	1,800,000
Series 2005 F,
SPA: Lloyds TSB Bank PLC 2.970% 02/01/40 (a)	15,000,000	15,000,000
Series 2005 B, AMT,
SPA: BNP Paribas 2.900% 02/01/16 (a)	3,260,000	3,260,000
Series 2005 H, AMT,
SPA: Dexia Credit Local 4.020% 02/01/36 (a)	4,195,000	4,195,000
Series 2006 A, AMT,
SPA: DEPFA Bank PLC 4.020% 02/01/40 (a)	19,300,000	19,300,000
Series 2006 C, AMT,
SPA: Calyon Bank 3.150% 08/01/37 (a)	22,705,000	22,705,000
Series 2006 F, AMT,
SPA: Fortis Bank S.A.: 3.500% 08/01/40 (a)	15,400,000	15,400,000
3.500% 02/01/41 (a)	21,025,000	21,025,000
Series 2007 H, AMT,
SPA: KBC Bank N.V. 4.000% 08/01/33 (a)	30,770,000	30,770,000
Series 2008 C, AMT,
LIQ FAC: Bank of New York 3.500% 08/01/41 (a)	11,760,000	11,760,000
CA Imperial Irrigation District Revenue
0.650% 06/12/08	33,550,000	33,550,000
CA Indio Multi-Family Housing Revenue
Series 1996 A,
Guarantor: FNMA 2.910% 08/01/26 (a)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
Buck Institute for Age Research,
Series 2001, LOC: Bank of New York, LOC: California State Teachers' Retirement System 3.000% 11/15/37 (a)	37,050,000	37,050,000
Series 2003 A,
LOC: Wells Fargo Bank N.A. 2.850% 09/01/28 (a)	4,850,000	4,850,000
Series 2005,
Insured: MBIA, SPA: JPMorgan Chase Bank 6.000% 06/01/34 (a)	4,900,000	4,900,000

	Par ($)	Value ($)
Traditional Baking, Inc.,
Series 2003, AMT, LOC: Mellon Bank N.A. 2.900% 08/01/28 (a)	2,020,000	2,020,000
CA Lehman Municipal Trust Receipts
Series 2008,
LIQ FAC: Lehman Liquidity Co. 3.430% 11/01/32 (a)	3,000,000	3,000,000
CA Livermore Redevelopment Agency
Series 2006, AMT,
LIQ FAC: Citigroup Financial Products 3.330% 07/01/37 (a)	22,350,000	22,350,000
CA Loma Linda Hospital Revenue
Series 2007 B-1,
LOC: Union Bank 2.700% 12/01/37 (a)	20,000,000	20,000,000
CA Long Beach Bond Finance Authority
Series 2007,
LIQ FAC: Morgan Stanley Municipal Funding, Inc.: 3.300% 11/15/33 (a)	58,600,000	58,600,000
3.300% 11/15/37 (a)	39,375,000	39,375,000
CA Los Angeles Airport Department
1.400% 06/05/08	35,000,000	35,000,000
CA Los Angeles County Metropolitan Transportation Authority
Series 2007,
LIQ FAC: Citigroup Financial Products, Inc. 3.530% 07/01/34 (a)	9,670,000	9,670,000
CA Los Angeles Department of Airports
Series 2002 C-1,
LOC: BNP Paribas, LOC: Landesbank Baden-Wurttemberg 2.800% 05/15/20 (a)	18,700,000	18,700,000
CA Los Angeles Department of Water & Power Revenue
Series 2001 B-2,
2.700% 07/01/34 (b)	35,725,000	35,725,000
Series 2001 B-3,
3.000% 07/01/34 (b)	5,810,000	5,810,000
Series 2001 B-5,
3.000% 07/01/34 (b)	30,000,000	30,000,000
Series 2001 B-6,
3.200% 07/01/34 (b)	8,600,000	8,600,000
Series 2002 A-2,
LOC: National Australia Bank 2.800% 07/01/35 (a)	25,700,000	25,700,000
Series 2002 A-4,
2.920% 07/01/35 (b)	24,050,000	24,050,000

See Accompanying Notes to Financial Statements.

5

Columbia California Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2002 A-5:
2.800% 07/01/34 (b)	5,850,000	5,850,000
LOC: National Australia Bank
2.950% 07/01/35 (a)	22,500,000	22,500,000
Series 2002 A-6,
2.800% 07/01/35 (b)	28,700,000	28,700,000
Series 2002 A-7,
LOC: National Australia Bank 2.920% 07/01/35 (a)	5,200,000	5,200,000
Series 2002 A-8,
2.910% 07/01/35 (b)	5,200,000	5,200,000
CA Los Angeles Metropolitan Transportation
2.050% 03/05/08	8,124,000	8,124,000
CA Los Angeles Unified School District
Series 1997 A,
SPA: Bank of New York 2.400% 12/01/17 (a)	9,900,000	9,900,000
Series 2006 B,
5.000% 07/01/08	1,900,000	1,925,430
Series 2007,
Insured: MBIA, LIQ FAC: DEPFA Bank PLC 3.180% 07/01/25 (a)	47,965,000	47,965,000
CA Los Angeles
Multi-Family Housing Revenue,
Playa Phase II Apartments LLC, Series 2000 B-II, AMT, Guarantor: FNMA 3.100% 03/15/34 (a)	13,100,000	13,100,000
CA M-S-R Public Power Agency
Series 1998 F,
Insured: MBIA, SPA: Bank One N.A. 4.900% 07/01/22 (a)	7,600,000	7,600,000
CA Metropolitan Water District of Southern California
Waterworks Revenue:
Series 2003 C-1, SPA: Dexia Credit Local 2.750% 07/01/30 (a)	17,710,000	17,710,000
Series 2003 C-3, SPA: Dexia Credit Local 2.890% 07/01/30 (a)	12,100,000	12,100,000
CA Municipal Securities Trust Certificates
Series 2005 A,
Insured: FSA, LIQ FAC: Bear Stearns Capital Markets 3.000% 04/07/27 (a)	11,000,000	11,000,000

	Par ($)	Value ($)
Series 2007 Class A,
LIQ FAC: Bear Stearns Capital Markets 3.750% 06/01/47 (a)	23,000,000	23,000,000
CA Northern California Gas Authority No. 1
Series 2007:
LIQ FAC: Citibank N.A. 3.170% 07/01/17 (a)	7,920,000	7,920,000
LIQ FAC: Goldman Sachs 3.210% 07/01/27 (a)	14,100,000	14,100,000
Series 2008,
LIQ FAC: Morgan Stanley 3.130% 07/01/27 (a)	3,330,000	3,330,000
CA Northern California Power Agency Revenue
Series 2003 A,
Insured: MBIA, SPA: Dexia Credit Local 6.500% 07/01/24 (a)	23,135,000	23,135,000
CA Oakland Joint Powers Financing Authority
Series 2005,
Insured: AMBAC, SPA: Merrill Lynch Capital Services 4.050% 06/15/25 (a)	7,090,000	7,090,000
CA Oakland Redevelopment Agency
Multi-Family Revenue,
Series 2005, AMT, SPA: Lloyds TSB Bank PLC 3.560% 10/01/50 (a)	150,695,000	150,695,000
CA Orange County Apartment Development Revenue
WLCO LF Partners,
Series 1998 G-2, Guarantor: FNMA, LIQ FAC: FNMA 2.910% 11/15/28 (a)	17,500,000	17,500,000
CA Orange County Various Sanitation District
Certificates of Participation,
Series 2000 B, LOC: Dexia Credit Local, SPA: Dexia Public Finance Bank 2.900% 08/01/30 (a)	5,200,000	5,200,000
CA Pajaro Valley Unified School District Certificates of Participation
School Facilities Bridge Funding,
Series 2000, Insured: FSA, SPA: Wachovia Bank N.A. 2.850% 09/01/23 (a)	115,000	115,000

See Accompanying Notes to Financial Statements.

6

Columbia California Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Palomar Pomerado Health
Series 2005,
Insured: AMBAC, LIQ FAC: Merrill Lynch Capital Services 4.130% 08/01/26 (a)	9,420,000	9,420,000
CA Peralta Community College District
Series 2008,
Insured: FSA, LIQ FAC: Citigroup Financial Products 3.200% 08/01/32 (a)	1,500,000	1,500,000
CA Pleasanton Multi-Family Housing Revenue
Greenbriar Bernal Apartments LP,
Series 2001 A, AMT, Guarantor: FNMA 3.060% 09/15/34 (a)	2,900,000	2,900,000
CA Pollution Control Financing Authority
Amador Valley Industries LLC,
Series 2005 A, AMT, LOC: Wells Fargo Bank N.A. 3.350% 06/01/15 (a)	5,920,000	5,920,000
Blue Line Transfer, Inc.,
Series 2002 A, AMT, LOC: Wells Fargo Bank N.A. 3.350% 08/01/14 (a)	905,000	905,000
CR&R, Inc.,
Series 2006 A, AMT, LOC: Bank of the West 3.380% 06/01/25 (a)	3,920,000	3,920,000
Marborg Industries,
Series 2006 A, AMT, LOC: Pacific Capital Bank N.A., LOC: Wachovia Bank N.A. 3.350% 06/01/35 (a)	5,335,000	5,335,000
Pacific Gas & Electric Corp.:
Series 1996 E, LOC: Bank One N.A. 3.170% 11/01/26 (a)	52,700,000	52,700,000
Series 1996 F, LOC: JPMorgan Chase & Co. 3.170% 11/01/26 (a)	41,800,000	41,800,000
Series 1996, LOC: JPMorgan Chase Bank 2.450% 11/01/26 (a)	340	340
Series 1997 B, AMT, LOC: Bank One Trust N.A. 3.600% 11/01/26 (a)	8,160,000	8,160,000

	Par ($)	Value ($)
San Diego Gas & Electric Co.,
Series 1999, Insured: MBIA, LIQ FAC: Merrill Lynch Capital Services 4.400% 06/01/14 (a)	24,160,000	24,160,000
Series 2000,
LIQ FAC: Merrill Lynch Capital Services 4.400% 06/01/14 (a)	11,850,000	11,850,000
Sierra Pacific Industries, Inc.,
Series 1993, LOC: Wells Fargo Bank N.A. 2.800% 02/01/13 (a)	13,400,000	13,400,000
Solid Waste Disposal,
Series1998 A, AMT, LOC: Comerica Bank 3.400% 03/01/18 (a)	695,000	695,000
Southdown, Inc.,
Series 1983, LOC: Wachovia Bank N.A.: 2.050% 02/15/13 (a)	8,000,000	8,000,000
2.050% 09/15/13 (a)	9,400,000	9,400,000
US Borax, Inc.,
Series 1995 A, LOC: Wachovia Bank N.A.: 2.800% 06/01/10 (a)	350,000	350,000
3.230% 06/01/10 (a)	4,795,000	4,795,000
CA Pomona Certificates of Participation
Congregational Homes, Inc.,
Series 2004, LOC: HSH Nordbank Agency 2.020% 01/01/34 (a)	975,000	975,000
CA Port of Oakland
Series 2007, AMT,
Insured: MBIA, LIQ FAC: Citigroup Financial Products 4.600% 11/01/27 (a)	7,500,000	7,500,000
Series 2007,
Insured: MBIA, LIQ FAC: Citigroup Financial Products 4.360% 11/01/29 (a)	16,020,000	16,020,000
CA Puttable Floating Option Tax-Exempt Receipts
Merrill Lynch,
Series 2007: Insured: MBIA, LIQ FAC: Merrill Lynch Capital Services 3.260% 06/01/27 (a)	7,810,000	7,810,000
LIQ FAC: Dexia Credit Local 3.180% 03/01/16 (a)	13,450,000	13,450,000

See Accompanying Notes to Financial Statements.

7

Columbia California Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2007, AMT:
Insured: MBIA, LIQ FAC: Merrill Lynch Capital Services 3.330% 11/01/24 (a)	12,395,000	12,395,000
SPA: Merrill Lynch Capital Services: 3.360% 07/01/27 (a)	29,995,000	29,995,000
5.360% 12/01/46 (a)	32,340,000	32,340,000
Series 2007:
Insured: AMBAC, LIQ FAC: Dexia Credit Local 3.260% 02/01/18 (a)	5,790,000	5,790,000
Insured: FGIC, LIQ FAC: Dexia Credit Local 2.600% 12/01/35 (a)	10,300,000	10,300,000
Insured: FSA: LIQ FAC: Dexia Credit Local 3.180% 08/01/32 (a)	9,980,000	9,980,000
SPA: Merrill Lynch Capital Services 3.260% 05/01/26 (a)	3,995,000	3,995,000
CA Riverside County Housing Authority
AP II Murrieta LP,
Series 1998 A, AMT, Insured: FHLMC 2.990% 01/15/29 (a)	12,600,000	12,600,000
CA Rowland Unified School District
Series 2003,
Insured: FSA, LIQ FAC: Citigroup Financial Products 3.220% 08/01/31 (a)	2,600,000	2,600,000
CA Sacramento County
Multi-Family Housing,
Series 2007 B, Guarantor: FNMA 2.910% 08/15/27 (a)	10,000,000	10,000,000
CA Sacramento Municipal Utilities District
1.100% 07/10/08	7,000,000	7,000,000
2.900% 03/07/08	120,000,000	120,000,000
CA San Bernardino County Certificates of Participation
Series 1996,
LOC: BNP Paribas 2.830% 07/01/15 (a)	2,300,000	2,300,000
CA San Bernardino County Housing Authority
Multi-Family Housing Revenue:
Indian Knoll Apartments, Series 1985 A, Guarantor: FNMA 3.160% 05/15/31 (a)	3,580,000	3,580,000

	Par ($)	Value ($)
Reche Canyon Apartments,
Series 1985, Guarantor: FNMA 3.180% 05/15/30 (a)	3,500,000	3,500,000
CA San Diego Housing Authority
Multi-Family Housing Revenue,
Swift Real Estate Partners, Series 2004 C, Guarantor: FNMA 2.910% 01/15/35 (a)	11,915,000	11,915,000
CA San Francisco City & County Airports Commission
Series 2006,
Insured: FSA, LIQ FAC: JPMorgan Chase Bank 3.410% 05/01/14 (a)	7,565,000	7,565,000
CA San Francisco City & County Redevelopment Agency
Multi-Family Housing Revenue:
Fillmore Center: Series 1992 B-1, LOC: FHLMC 3.190% 12/01/17 (a)	46,800,000	46,800,000
Series 1992 A, LOC: FHLMC 3.190% 12/01/17 (a)	30,100,000	30,100,000
Series 1992, AMT, LOC: FHLMC 3.230% 12/01/17 (a)	3,000,000	3,000,000
Mercy Housing CA XXIV,
Series 2002 B, LOC: Citibank N.A. 3.200% 03/01/36 (a)	2,305,000	2,305,000
South Harbor,
Series 1986, LOC: Credit Local de France 3.250% 12/01/16 (a)	6,400,000	6,400,000
CA San Francisco City & County Unified School District
Series 2008,
Insured: FSA, LIQ FAC: Morgan Stanley 3.180% 06/15/24 (a)	1,905,000	1,905,000
CA San Gabriel Valley County
0.850% 08/06/08	23,400,000	23,400,000
CA San Joaquin County
0.700% 08/04/08	45,500,000	45,500,000
3.550% 03/13/08	40,000,000	40,000,000

See Accompanying Notes to Financial Statements.

8

Columbia California Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA San Jose Multi-Family Housing Revenue
Fairfield Trestles LP,
Series 2004 A, AMT, LOC: FHLMC 3.200% 03/01/37 (a)	7,325,000	7,325,000
Fairfield Turnleaf Apartments,
Series 2003 A, Insured: FHLMC 3.160% 06/01/36 (a)	10,960,000	10,960,000
Sunset Square LP,
Series 2002 E, AMT, LOC: Citibank N.A. 3.060% 06/01/34 (a)	4,469,000	4,469,000
CA San Mateo County Housing Authority
Multi-Family Mortgage Revenue,
Series 2006, SPA: Merrill Lynch Capital Services 5.360% 11/01/09 (a)	2,700,000	2,700,000
CA San Ramon Valley Unified School District
Series 2004,
Insured: FSA, SPA: Merrill Lynch Capital Services 3.180% 08/01/23 (a)	5,130,000	5,130,000
CA Santa Rosa Housing Authority
Multi-Family Housing Revenue,
Series 1995 E, LOC: FHLMC 2.840% 03/01/12 (a)	17,140,000	17,140,000
CA Santa Rosa Wastewater Revenue
Series 2005,
Insured: AMBAC, SPA: BNP Paribas 3.190% 09/01/31 (a)	9,010,000	9,010,000
CA Sequoia Union High School District
Series 2006,
Insured: FSA, LIQ FAC: Merrill Lynch Capital Services: 3.260% 07/01/27 (a)	2,245,000	2,245,000
3.260% 07/01/29 (a)	3,010,000	3,010,000
CA Southern California Public Power Authority
Power Project Revenue:
Series 1991, Insured: AMBAC, LOC: Lloyds TSB Bank PLC 2.850% 07/01/19 (a)	63,500,000	63,500,000

	Par ($)	Value ($)
Series 2007 A-1, Insured: MBIA, SPA: KBC Bank N.V. 3.300% 07/01/36 (a)	67,065,000	67,065,000
CA State
2.000% 05/02/08	75,000,000	75,000,000
2.050% 04/03/08	9,000,000	9,000,000
2.100% 04/03/08	75,000,000	75,000,000
2.300% 04/08/08	50,000,000	50,000,000
CA Statewide Communities Development Authority
Hanna Boys Center,
Series 2002, LOC: Northern Trust Co. 3.050% 12/31/32 (a)	5,000,000	5,000,000
Industrial Development Revenue,
Multiple Peptide Systems, Series 2002 A, AMT, LOC: Bank of the West 2.900% 12/01/17 (a)	3,000,000	3,000,000
Kaiser Foundation Health Plan,
Series 2004 H, 2.625% 04/01/34 (b)	11,000,000	11,024,282
Kaiser Permanente,
Series 2003 D, 3.170% 05/01/33 (b)	16,600,000	16,600,000
Lorena Terrace LP,
Series 2003, AMT, LOC: Citibank N.A. 3.060% 12/01/36 (a)	7,060,000	7,060,000
Multi-Family Revenue:
Bay Vista at Meadow Park LP, Series 2003 1, AMT, LOC: Wells Fargo Bank N.A. 3.060% 12/15/37 (b)	7,300,000	7,300,000
Cienega Preservation LP, Series 2002 V, AMT, LOC: Washington Mutual Bank 3.250% 10/01/33 (a)	11,760,000	11,760,000
Plan Nine Partners LLC,
Series 2005 A, LOC: Union Bank of California N.A. 2.980% 02/01/35 (a)	13,415,000	13,415,000
Series 2004 M,
2.860% 04/01/38 (b)	19,600,000	19,600,000
Series 2006, AMT,
LIQ FAC: Citigroup Financial Products: 3.330% 08/01/39 (a)	10,125,000	10,125,000
3.330% 06/01/50 (a)	17,250,000	17,250,000

See Accompanying Notes to Financial Statements.

9

Columbia California Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2006,
LOC: Allied Irish Bank PLC 2.820% 06/01/27 (a)	9,600,000	9,600,000
Series 2007 29-G, AMT,
LIQ FAC: Goldman Sachs 3.240% 05/01/39 (a)	23,495,000	23,495,000
Series 2007, AMT:
LIQ FAC: Citigroup Financial Products: 3.330% 12/01/39 (a)	8,170,000	8,170,000
3.480% 12/25/30 (a)	9,550,000	9,550,000
LOC: Merrill Lynch Capital Services 4.020% 02/01/53 (a)	58,995,000	58,995,000
CA State
Series 2005 A:
LOC: Calyon Bank 2.750% 05/01/40 (a)	106,975,000	106,975,000
LOC: Fortis Bank S.A./N.A. 2.750% 05/01/40 (a)	136,175,000	136,175,000
Series 2005 B-6,
LOC: KBC Bank N.V. 3.000% 05/01/40 (a)	1,050,000	1,050,000
Series 2005,
Insured: MBIA, LIQ FAC: Dexia Credit Local 3.180% 02/01/25 (a)	10,530,000	10,530,000
Series 2007 A,
LIQ FAC: Societe Generale 3.220% 06/01/37 (a)	24,840,000	24,840,000
Series 2008 5G,
LIQ FAC: Goldman Sachs 3.190% 11/01/37 (a)	3,030,000	3,030,000
Series 2008,
Insured: FSA, LIQ FAC: JPMorgan Chase Bank 3.410% 06/01/15 (a)	3,955,000	3,955,000
CA Stockton Health Facilities Revenue
Dameron Hospital Associates,
Series 2002 A, LOC: Citibank N.A. 3.600% 12/01/32 (a)	3,075,000	3,075,000
CA Stockton Unified School District
Series 2008,
Insured: FSA, LIQ FAC: Morgan Stanley 3.180% 08/01/31 (a)	3,500,000	3,500,000
CA Tahoe Forest Hospital District
Series 2002,
LOC: U.S. Bank N.A. 3.600% 07/01/33 (a)	5,700,000	5,700,000

	Par ($)	Value ($)
CA TICS/TOCS Trust
Series 2002, AMT,
Insured: MBIA, LIQ FAC: Bank of New York 7.000% 04/01/44 (a)	35,535,000	35,535,000
CA Union City Multifamily
Series 2007,
LIQ FAC: Goldman Sachs, SPA: Goldman Sachs 3.190% 12/15/26 (a)	7,970,000	7,970,000
CA University
0.800% 03/14/08	18,762,000	18,762,000
1.000% 03/11/08	3,900,000	3,900,000
CA Water Department Revenue
1.350% 04/03/08	6,406,000	6,406,000
California Total		4,263,949,679
Puerto Rico – 7.3%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2007,
LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products 3.220% 12/27/08 (a)	129,360,000	129,360,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005,
Insured: AMBAC, LIQ FAC: Dexia Credit Local 3.230% 07/01/41 (a)	55,660,000	55,660,000
Series 2008:
Insured: AMBAC, LIQ FAC: Morgan Stanley 3.250% 07/01/45 (a)	12,515,000	12,515,000
Insured: MBIA, LIQ FAC: Morgan Stanley 3.250% 07/01/41 (a)	40,000,000	40,000,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000-2,
LIQ FAC: Bank of New York 3.190% 10/01/23 (a)(c)	3,560,000	3,560,000

See Accompanying Notes to Financial Statements.

10

Columbia California Tax-Exempt Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R,
Series 2006, LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products 3.220% 09/03/09 (a)	105,810,000	105,810,000
Puerto Rico Total		346,905,000
Total Municipal Bonds (cost of $4,610,854,679)		4,610,854,679
Short-Term Obligations – 0.9%
Variable Rate Demand Notes – 0.9%
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Merrill Lynch,
Series 2007,
Insured: FSA, LIQ FAC: Svenska Handelsbanken 2.650% 07/01/22 (a)	17,310,000	17,310,000
Series 2007,
Insured: FSA, LIQ FAC: Dexia Credit Local 3.230% 07/01/33 (a)	25,000,000	25,000,000
Total Variable Rate Demand Notes		42,310,000
Total Short-Term Obligations (cost of $42,310,000)		42,310,000
Total Investments – 98.0% (cost of $4,653,164,679)(d)		4,653,164,679
Other Assets & Liabilities, Net – 2.0%		96,307,332
Net Assets – 100.0%		4,749,472,011

Notes to Investment Portfolio:

(a)  Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2008.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2008.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, this security, which is not illiquid, represents 0.1% of net assets.

(d)  Cost for federal income tax purposes is $4,653,164,679.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract

GTY AGMT	Guaranty Agreement

LIQ FIC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – Columbia California Tax-Exempt Reserves
February 29, 2008 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	4,653,164,679
	Receivable for:
	Investments sold	95,054,741
	Fund shares sold	5,945,433
	Interest	17,617,126
	Expense reimbursement due from investment advisor/administrator	68,625
	Other assets	29,162
	Total Assets	4,771,879,766
Liabilities	Payable to custodian bank	537,104
	Payable for:
	Investments purchased	7,025,934
	Fund shares repurchased	11,623,202
	Distributions	1,252,007
	Investment advisory fee	544,720
	Administration fee	133,969
	Transfer agent fee	5,522
	Pricing and bookkeeping fees	22,419
	Trustees' fees	70,367
	Custody fee	4,346
	Distribution and service fees	1,106,000
	Chief compliance officer expenses	321
	Other liabilities	81,844
	Total Liabilities	22,407,755
	Net Assets	4,749,472,011
Net Assets Consist of	Paid-in capital	4,748,748,052
	Undistributed net investment income	560,477
	Accumulated net realized gain	163,482
	Net Assets	4,749,472,011

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities (continued) – Columbia California Tax-Exempt Reserves
February 29, 2008 (Unaudited)

Capital Class Shares	Net assets	$695,965,665
	Shares outstanding	695,871,155
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$625,369,026
	Shares outstanding	625,267,891
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$50,295,916
	Shares outstanding	50,287,922
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$673,102,102
	Shares outstanding	672,998,520
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$220,458,900
	Shares outstanding	220,436,300
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,763,205,594
	Shares outstanding	1,762,969,772
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$721,074,808
	Shares outstanding	720,986,220
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

13

Statement of Operations – Columbia California Tax-Exempt Reserves
For the Six Months Ended February 29, 2008 (Unaudited)

		($)
Investment Income	Interest	69,262,344
Expenses	Investment advisory fee	3,210,512
	Administration fee	1,993,369
	Distribution fee:
	Investor Class Shares	122,619
	Daily Class Shares	2,816,275
	Shareholder servicing and administration fees:
	Trust Class Shares	260,559
	Liquidity Class Shares	83,422
	Adviser Class Shares	701,472
	Investor Class Shares	306,549
	Daily Class Shares	2,011,626
	Institutional Class Shares	119,148
	Transfer agent fee	16,803
	Pricing and bookkeeping fees	102,714
	Trustees' fees	12,684
	Custody fee	49,604
	Chief compliance officer expenses	961
	Other expenses	165,726
	Total Expenses	11,974,043
	Expenses waived or reimbursed by investment advisor and/or administrator	(1,253,884)
	Fees waived by shareholder service provider—Liquidity Class Shares	(33,369)
	Expense reductions	(18,898)
	Net Expenses	10,667,892
	Net Investment Income	58,594,452
	Net realized gain on investments	163,482
	Net Increase Resulting from Operations	58,757,934

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets – Columbia California Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2008 ($)	Year Ended August 31, 2007 ($)
Operations	Net investment income	58,594,452	116,179,043
	Net realized gain on investments	163,482	507,615
	Net Increase Resulting from Operations	58,757,934	116,686,658
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(10,450,212)	(14,896,687)
	Trust Class Shares	(7,623,952)	(18,283,412)
	Liquidity Class Shares	(967,923)	(1,406,028)
	Adviser Class Shares	(7,737,800)	(13,440,551)
	Investor Class Shares	(3,362,109)	(6,817,577)
	Market Class Shares	—	(215)
	Daily Class Shares	(19,556,532)	(39,966,428)
	Class B Shares	—	(114)
	Institutional Class Shares	(8,904,264)	(21,368,031)
	Total Distributions to Shareholders	(58,602,792)	(116,179,043)
	Net Capital Share Transactions	733,173,624	295,903,625
	Total Increase in Net Assets	733,328,766	296,411,240
Net Assets	Beginning of period	4,016,143,245	3,719,732,005
	End of period	4,749,472,011	4,016,143,245
	Undistributed net investment income at end of period	560,477	568,817

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – Columbia California Tax-Exempt Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	1,349,912,083	1,349,912,083	1,783,861,897	1,783,861,897
Distributions reinvested	6,984,913	6,984,913	12,848,648	12,848,648
Redemptions	(1,218,250,412)	(1,218,250,412)	(1,748,659,761)	(1,748,659,761)
Net Increase	138,646,584	138,646,584	48,050,784	48,050,784
Trust Class Shares
Subscriptions	446,651,377	446,651,377	1,010,437,533	1,010,437,533
Distributions reinvested	261,636	261,636	597,039	597,039
Redemptions	(346,569,901)	(346,569,901)	(1,003,439,872)	(1,003,439,872)
Net Increase	100,343,112	100,343,112	7,594,700	7,594,700
Liquidity Class Shares
Subscriptions	31,622,249	31,622,249	82,784,926	82,784,926
Distributions reinvested	967,173	967,173	1,405,858	1,405,858
Redemptions	(48,333,767)	(48,333,767)	(45,716,084)	(45,716,084)
Net Increase (Decrease)	(15,744,345)	(15,744,345)	38,474,700	38,474,700
Adviser Class Shares
Subscriptions	391,896,556	391,896,556	692,347,874	692,347,874
Distributions reinvested	7,736,197	7,736,197	13,440,480	13,440,480
Redemptions	(225,476,999)	(225,476,999)	(583,892,515)	(583,892,515)
Net Increase	174,155,754	174,155,754	121,895,839	121,895,839
Investor Class Shares
Subscriptions	320,170,129	320,170,129	619,076,576	619,076,576
Distributions reinvested	3,359,950	3,359,950	6,814,148	6,814,148
Redemptions	(392,578,540)	(392,578,540)	(541,919,998)	(541,919,998)
Net Increase (Decrease)	(69,048,461)	(69,048,461)	83,970,726	83,970,726
Market Class Shares
Distributions reinvested	—	—	189	189
Redemptions	—	—	(10,411)	(10,411)
Net Decrease	—	—	(10,222)	(10,222)
Daily Class Shares
Subscriptions	1,106,764,942	1,106,764,942	1,661,155,625	1,661,155,625
Distributions reinvested	19,553,396	19,553,396	39,966,432	39,966,432
Redemptions	(901,599,827)	(901,599,827)	(1,557,552,022)	(1,557,552,022)
Net Increase	224,718,511	224,718,511	143,570,035	143,570,035

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets (continued) – Columbia California Tax-Exempt Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class B Shares
Distributions reinvested	—	—	101	101
Redemptions	—	—	(6,802)	(6,802)
Net Decrease	—	—	(6,701)	(6,701)
Institutional Class Shares
Subscriptions	668,095,458	668,095,458	1,626,167,003	1,626,167,003
Distributions reinvested	8,900,431	8,900,431	21,358,491	21,358,495
Redemptions	(496,893,420)	(496,893,420)	(1,795,161,734)	(1,795,161,734)
Net Increase (Decrease)	180,102,469	180,102,469	(147,636,239)	(147,636,236)

(a)  Market Class Shares and Class B Shares reflect activity for the period September 1, 2006 through May 30, 2007.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0152		0.0340		0.0139		0.0250		0.0123	0.0083	0.0115
Less Distributions to Shareholders:
From net investment income	(0.0152)		(0.0340)		(0.0139)		(0.0250)		(0.0123)	(0.0083)	(0.0115)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.53	%(d)	3.45%		1.40	%(d)	2.53%		1.24%	0.84%	1.17%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(e)(f)	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.06	%(f)	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.07%
Net investment income	3.07	%(e)(f)	3.40	%(e)	3.32	%(e)(f)	2.59	%(e)	1.21%	0.83%	1.15%
Net assets, end of period (000's)	$695,966		$557,296		$509,181		$431,530		$105,823	$169,317	$172,261

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0147		0.0330		0.0135		0.0240		0.0113	0.0073	0.0105
Less Distributions to Shareholders:
From net investment income	(0.0147)		(0.0330)		(0.0135)		(0.0240)		(0.0113)	(0.0073)	(0.0105)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.48	%(d)	3.35%		1.36	%(d)	2.42%		1.14%	0.74%	1.07%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.30	%(e)(f)	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.06	%(f)	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.07%
Net investment income	2.93	%(e)(f)	3.30	%(e)	3.22	%(e)(f)	2.41	%(e)	1.15%	0.73%	1.05%
Net assets, end of period (000's)	$625,369		$525,007		$517,340		$470,430		$339,137	$294,225	$435,253

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0144		0.0325		0.0133		0.0235		0.0108	0.0068	0.0101
Less Distributions to Shareholders:
From net investment income	(0.0144)		(0.0325)		(0.0133)		(0.0235)		(0.0108)	(0.0068)	(0.0101)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.45	%(d)	3.30%		1.34	%(d)	2.37%		1.09%	0.69%	1.01%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.35	%(e)(f)	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.16	%(f)	0.16%		0.16	%(f)	0.16%		0.18%	0.72%	0.77%
Net investment income	2.90	%(e)(f)	3.27	%(e)	3.17	%(e)(f)	2.39	%(e)	1.37%	0.68%	1.00%
Net assets, end of period (000's)	$50,296		$66,038		$27,557		$35,797		$16,585	$1,095	$2,998

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0139		0.0315		0.0129		0.0225		0.0098	0.0058	0.0091
Less Distributions to Shareholders:
From net investment income	(0.0139)		(0.0315)		(0.0129)		(0.0225)		(0.0098)	(0.0058)	(0.0091)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.40	%(d)	3.19%		1.30	%(d)	2.27%		0.98%	0.59%	0.91%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.45	%(e)(f)	0.45	%(e)	0.45	%(e)(f)	0.45	%(e)	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.06	%(f)	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.07%
Net investment income	2.76	%(e)(f)	3.15	%(e)	3.08	%(e)(f)	2.19	%(e)	1.01%	0.58%	0.90%
Net assets, end of period (000's)	$673,102		$498,926		$376,973		$260,633		$593,136	$475,799	$502,135

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0135		0.0305		0.0125		0.0215		0.0088	0.0048	0.0081
Less Distributions to Shareholders:
From net investment income	(0.0135)		(0.0305)		(0.0125)		(0.0215)		(0.0088)	(0.0048)	(0.0081)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.35	%(d)	3.09%		1.25	%(d)	2.17%		0.88%	0.48%	0.81%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.55	%(e)(f)	0.55	%(e)	0.55	%(e)(f)	0.55	%(e)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.06	%(f)	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.07%
Net investment income	2.74	%(e)(f)	3.05	%(e)	2.98	%(e)(f)	2.13	%(e)	0.85%	0.48%	0.80%
Net assets, end of period (000's)	$220,459		$289,499		$205,499		$225,846		$244,229	$369,440	$360,205

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0122		0.0280		0.0114		0.0190		0.0063	0.0026	0.0056
Less Distributions to Shareholders:
From net investment income	(0.0122)		(0.0280)		(0.0114)		(0.0190)		(0.0063)	(0.0026)	(0.0056)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.23	%(d)	2.84%		1.15	%(d)	1.91%		0.63%	0.26%	0.56%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.80	%(e)(f)	0.80	%(e)	0.80	%(e)(f)	0.80	%(e)	0.80%	0.77%	0.80%
Waiver/Reimbursement	0.06	%(f)	0.06%		0.06	%(f)	0.06%		0.08%	0.10%	0.07%
Net investment income	2.43	%(e)(f)	2.80	%(e)	2.73	%(e)(f)	1.94	%(e)	0.63%	0.26%	0.55%
Net assets, end of period (000's)	$1,763,206		$1,538,428		$1,394,667		$1,357,176		$742,981	$726,888	$792,206

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0150		0.0336		0.0138		0.0246		0.0119	0.0079	0.0106
Less Distributions to Shareholders:
From net investment income	(0.0150)		(0.0336)		(0.0138)		(0.0246)		(0.0119)	(0.0079)	(0.0106)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.51	%(d)	3.41%		1.39	%(d)	2.49%		1.20%	0.80%	1.08%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.24	%(e)(f)	0.24	%(e)	0.24	%(e)(f)	0.24	%(e)	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.06	%(f)	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.07%
Net investment income	2.99	%(e)(f)	3.34	%(e)	3.28	%(e)(f)	2.63	%(e)	1.16%	0.79%	1.11%
Net assets, end of period (000's)	$721,075		$540,951		$688,499		$660,513		$83,596	$126,531	$1,537

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

24

Notes to Financial Statements – Columbia California Tax-Exempt Reserves
February 29, 2008 (Unaudited)

Note 1. Organization

Columbia California Tax-Exempt Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to

25

Columbia California Tax-Exempt Reserves
February 29, 2008 (Unaudited)

maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2007 was as follows:

Distributions paid from:
Tax-Exempt Income	$115,187,209
Ordinary Income*	875,777
Long-Term Capital Gains	116,057

*   For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Capital loss carryforwards of $47,756 were utilized during the year ended August 31, 2007.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") on February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements and no cumulative effect adjustment was recorded on February 29, 2008. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Fund and other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

26

Columbia California Tax-Exempt Reserves
February 29, 2008 (Unaudited)

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2008.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the six month period ended February 29, 2008, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six month period ended February 29, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $3,714.

27

Columbia California Tax-Exempt Reserves
February 29, 2008 (Unaudited)

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six month period ended February 29, 2008, no minimum account balance fees were charged by the Fund.

Distribution and Shareholder Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Administration Plans:
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2008 as a percentage of the Fund's Liquidity Class Shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class Shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class Shares.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse

28

Columbia California Tax-Exempt Reserves
February 29, 2008 (Unaudited)

expenses through December 31, 2008 so that total expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2008.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 29, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month period
2011	2010	2009	2008	recovery	ended 2/29/08
$1,253,884	$2,284,293	$933,182	$1,863,131	$6,334,490	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 29, 2008, these custody credits reduced total expenses by $18,898 for the Fund.

Note 6. Shares of Beneficial Interest

As of February 29, 2008, the Fund had one shareholder that held 19.0% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this accounts may have a significant effect on the operations of the Fund.

As of February 29, 2008, the Fund also had one shareholder that held 65.8% of the Fund's shares outstanding over which BOA and/or any of its affiliates did not have investment

29

Columbia California Tax-Exempt Reserves
February 29, 2008 (Unaudited)

discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

Geographic Concentration

The Fund had greater than 5% of its total investments on February 29, 2008 invested in debt obligations issued by each of California and Puerto Rico and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. The insurers are rated Aaa by Moody's Investors Services, Inc. ("Moody's") or rated AAA by Standard & Poor's ("S&P"), except for Financial Guaranty Insurance Co. ("FGIC"), which is rated A3 and A by Moody's and S&P, respectively. Subsequent to February 29, 2008, FGIC was downgraded to Baa3 and BB by Moody's and S&P, respectively. FGIC remains under review for possible further rating downgrade.

At February 29, 2008, private insurers who insured greater than 5% of the total net assets of the Fund were as follows:

Insurer	% of Total Net Assets
MBIA Insurance Corp.	7.6
Financial Guaranty Insurance Co.	5.5
AMBAC Assurance Corp.	5.1

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against

30

Columbia California Tax-Exempt Reserves
February 29, 2008 (Unaudited)

Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

31

Board Consideration and Re-Approval of Investment Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia California Tax-Exempt Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." The fund identified above is referred to as the "Fund."

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board's review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Fund, are provided administration services under a separate contract. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses The Board considered the one-year, three-year, five-year and ten-year performance results for the Fund, as relevant. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The Board also considered these results in comparison to sub-categories of money market funds grouped

32

and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Fund's Peer Group and/or Universe for performance would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex, including a new fee waiver commitment and group-wide breakpoint fee schedule for the Fund and other money market funds in the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in the Peer Group.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and, going forward, the new group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

Other Benefits to CMA The Board received and considered information regarding any "fall-out" or ancillary benefits

33

received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

34

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.

October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year's report (the "2006 Report") was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

1  CMA and CFD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

35

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management ("Marsico" or "MCM") are well below their peers.

4.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 16 0f the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.  Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.  Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

E. Possible Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG did not, however, identify specific sources of economies of

36

scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.  An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA's proposed restructuring of the money market Funds' management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

15.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG's costs of providing services to the Funds than did asset-based allocation.

16.  The materials that set out CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

17.  In 2006, CMG's complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.  For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico's status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico's costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico's profits would no longer be retained by a CMG affiliate.

19.  CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America ("PB" or "Private Bank"), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

37

III. Recommendations

1)  Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

3)  Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a "Review Fund."

5)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)  Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)  Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year's performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8)  Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund's performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the Columbia Fund share class. This improves the Nations Fund's performance relative to its peers. The difference

38

can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)  Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)  Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1  Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

  Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.  Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

  Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.  Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM's largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM's other large clients.

  Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

4.  Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any.

39

Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

  Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.  Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

  Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.  Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

  Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.  Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

  Status: We continue to believe that such a statement would help the Trustees understand CMG's business better and place the fund-by-fund profitability reports in context.

8.  Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

  Status: CMG provided various summary statements of operations.

9.  Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG's profitability.

  Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

* * *

Respectfully submitted,
Steven E. Asher

40

Important Information About This Report – Columbian California Tax-Exempt Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia California Tax-Exempt Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider the investment objectives, risks, charges and expenses for any Columbia fund before investing. Contact your Columbia Management representative for a prospectus, which contains this and other important information about the fund. Read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

41

Columbia Management®

Columbia California Tax-Exempt Reserves

Semiannual Report, February 29, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/151219-0208 (04/08) 08/54921

Columbia Management®

Semiannual Report

February 29, 2008

Columbia Government Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	4

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	10

Notes to Financial Statements	20

Board Consideration and Re-Approval of Investment Advisory Agreement	27

Summary of Management Fee Evaluation by Independent Fee Consultant	30

Important Information About This Report	37

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this financial report for your Columbia Fund. This document provides information that can help support your investment decision-making.

We understand that many factors drove your decision to invest in Columbia Funds. Columbia Management's commitment is to honor that decision by providing investment solutions designed to exceed expectations. As we review the past six months and look forward to those ahead, we hope you will consider how we might support your investment needs beyond the services we provide currently. Some of the many advantages we bring to the table as the Fund's investment manager include:

■  Broad and deep investment expertise, including dedicated portfolio management, research and trading

■  Strategically positioned investment disciplines and processes

■  Comprehensive compliance and risk management

■  A team-driven culture that draws upon multiple sources to pursue consistent and superior performance

■  A comprehensive array of investment solutions, including equity, fixed-income and cash strategies

Working for you, and with you

Team approach—Rather than rely on the talent or judgment of one individual, Columbia Management takes a team-oriented approach to investing. We draw from the diverse experiences and insights of our people—including portfolio managers, research analysts and traders—to bring multiple investment perspectives and deep expertise to all of our investment management activities.

Client focus—At Columbia Management, our philosophy and culture are anchored in focused solutions and personal service. We are committed to putting our clients' interests first and we understand the premium our clients place on reliability—whether it's related to service, investment performance or risk management. Columbia Management is committed to maintaining high standards of reliability on all counts.

While our asset management capabilities are multifaceted and our investment professionals are multitalented, ultimately, everything we do at Columbia Management has a single purpose: to help investors pursue their most important financial goals. We are honored that you've chosen to invest with us and look forward to providing the investment solutions and services necessary to sustain a lasting relationship.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Understanding Your Expenses – Columbia Government Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/07 – 02/29/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,021.98	1,023.87	1.01	1.01	0.20
Trust Class Shares	1,000.00	1,000.00	1,021.48	1,023.37	1.51	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,021.28	1,023.12	1.76	1.76	0.35
Adviser Class Shares	1,000.00	1,000.00	1,020.79	1,022.63	2.26	2.26	0.45
Investor Class Shares	1,000.00	1,000.00	1,020.29	1,022.13	2.76	2.77	0.55
Daily Class Shares	1,000.00	1,000.00	1,019.00	1,020.89	4.02	4.02	0.80
Class A Shares	1,000.00	1,000.00	1,019.79	1,021.63	3.26	3.27	0.65
Institutional Class Shares	1,000.00	1,000.00	1,021.78	1,023.67	1.21	1.21	0.24
Retail A Shares	1,000.00	1,000.00	1,021.58	1,023.42	1.46	1.46	0.29
G-Trust Shares	1,000.00	1,000.00	1,021.98	1,023.87	1.01	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Government Reserves

February 29, 2008 (Unaudited)

Government & Agency Obligations – 99.9%

	Par ($)	Value ($)
U.S. Government Agencies – 99.9%
Federal Farm Credit Bank
2.680% 03/26/08 (a)	9,539,000	9,521,247
2.960% 04/23/08 (b)	67,000,000	66,999,028
2.960% 05/13/08 (b)	50,000,000	49,998,020
2.960% 10/20/08 (b)	57,500,000	57,496,370
2.960% 02/11/09 (b)	75,000,000	74,993,180
2.970% 11/24/08 (b)	100,000,000	99,985,962
2.980% 03/10/08 (b)	70,000,000	69,999,660
2.990% 07/21/08 (b)	50,000,000	49,996,281
3.000% 05/23/08 (b)	151,000,000	150,994,814
3.004% 06/13/08 (b)	393,000,000	392,981,050
3.004% 09/03/09 (b)	44,000,000	44,004,090
3.010% 02/23/09 (b)	75,000,000	75,000,000
3.056% 07/17/08 (b)	85,000,000	85,025,364
Federal Home Loan Bank
2.000% 03/03/08 (a)	1,265,925,000	1,265,784,342
2.600% 03/04/08 (a)	67,447,000	67,432,386
2.600% 05/07/08 (a)	100,000,000	99,516,111
2.620% 04/04/08 (a)	50,000,000	49,876,278
2.650% 03/17/08 (a)	60,050,000	59,979,274
2.650% 04/16/08 (a)	23,475,000	23,395,511
2.650% 04/23/08 (a)	40,355,000	40,197,559
2.650% 04/25/08 (a)	35,793,000	35,648,088
2.650% 05/02/08 (a)	179,260,000	178,441,877
2.650% 05/07/08 (a)	39,833,000	39,636,546
2.660% 03/10/08 (a)	116,494,000	116,416,532
2.660% 04/09/08 (a)	280,866,000	280,056,638
2.670% 04/25/08 (a)	275,534,000	274,410,051
2.680% 03/26/08 (a)	18,500,000	18,465,569
2.690% 03/05/08 (a)	76,805,000	76,782,044
2.690% 03/07/08 (a)	97,330,000	97,286,364
2.690% 03/14/08 (a)	144,010,000	143,870,110
2.700% 03/05/08 (a)	159,098,000	159,050,271
2.700% 03/07/08 (a)	250,000,000	249,887,500
2.700% 03/10/08 (a)	200,000,000	199,865,000
2.700% 03/12/08 (a)	5,700,000	5,695,298
2.700% 05/09/08 (a)	100,000,000	99,482,500
2.700% 05/16/08 (a)	61,887,000	61,534,244
2.705% 03/28/08 (a)	260,124,000	259,596,273
2.715% 03/05/08 (a)	100,000,000	99,969,833
2.720% 03/07/08 (a)	164,920,000	164,845,236
2.720% 05/23/08 (a)	405,000	402,460
2.730% 05/09/08 (a)	224,133,000	222,960,224
2.730% 06/20/08 (a)	29,772,000	29,521,394
2.740% 03/31/08 (a)	100,260,000	100,031,073
2.750% 03/07/08 (a)	75,000,000	74,965,625
2.750% 03/14/08	25,500,000	25,485,235
2.750% 04/04/08 (a)	150,000,000	149,610,417
2.750% 04/23/08 (a)	35,838,000	35,692,906

	Par ($)	Value ($)
2.770% 03/12/08 (a)	12,000,000	11,989,843
2.790% 03/12/08 (a)	160,690,000	160,553,012
2.800% 03/12/08 (a)	369,265,000	368,949,073
2.820% 03/14/08 (a)	220,000,000	219,775,967
2.830% 03/14/08 (a)	10,000,000	9,989,781
2.850% 03/12/08 (a)	344,800,000	344,499,737
2.850% 03/19/08 (a)	151,947,000	151,730,476
2.850% 03/26/08 (a)	357,528,000	356,820,393
2.860% 03/14/08 (a)	76,500,000	76,420,993
2.860% 03/24/08 (a)	185,308,000	184,969,401
2.865% 03/31/08 (a)	50,946,000	50,824,366
2.870% 03/19/08 (a)	259,729,000	259,356,289
2.884% 05/27/09 (b)	90,000,000	90,023,711
2.885% 03/26/08 (a)	240,000,000	239,519,167
2.890% 05/20/09 (b)	125,000,000	125,000,000
2.891% 03/26/08 (a)	330,000,000	329,337,479
2.900% 03/03/08 (a)	200,000,000	199,967,778
2.908% 11/23/09 (b)	250,000,000	250,144,948
2.908% 11/14/08 (b)	112,000,000	111,979,515
2.910% 05/28/08 (b)	28,000,000	27,996,859
2.920% 03/28/08 (a)	177,560,000	177,171,144
2.935% 08/15/08 (b)	103,000,000	103,029,405
2.945% 02/18/09 (b)	264,530,000	264,545,789
2.950% 04/16/08 (a)	21,928,000	21,845,344
2.953% 02/23/09 (b)	75,000,000	75,000,000
2.955% 08/05/09 (b)	150,000,000	149,934,258
2.973% 03/14/08 (b)	175,000,000	174,997,573
2.976% 02/11/09 (b)	115,000,000	115,000,000
3.091% 10/30/08 (b)	160,000,000	159,989,710
3.111% 08/05/09 (b)	308,000,000	308,019,535
3.161% 01/23/09 (b)	135,000,000	135,000,000
3.620% 04/16/08 (a)	75,000,000	74,653,083
3.640% 04/18/08 (a)	175,000,000	174,150,667
3.760% 03/14/08 (a)	144,480,000	144,283,828
3.810% 03/19/08 (a)	47,500,000	47,409,513
3.880% 07/16/09 (b)	180,000,000	180,116,824
3.900% 04/09/08 (a)	200,000,000	199,155,000
3.905% 10/16/08 (b)	10,000,000	9,998,736
3.910% 04/09/08 (a)	17,684,000	17,609,094
4.000% 03/10/08	59,555,000	59,557,494
4.050% 03/24/08	2,000,000	1,999,651
4.099% 05/02/08 (a)	38,375,000	38,104,096
4.100% 04/04/08 (a)	150,000,000	149,419,167
4.110% 03/26/08 (a)	164,000,000	163,531,917
4.110% 04/02/08 (a)	53,210,000	53,015,606
4.125% 04/18/08	1,045,000	1,044,743
4.160% 03/05/08 (a)	231,409,000	231,302,038
4.160% 03/24/08 (a)	150,000,000	149,601,333
4.160% 04/02/08 (a)	200,000,000	199,260,444
4.182% 03/05/08 (a)	63,545,000	63,515,473

See Accompanying Notes to Financial Statements.
2

Columbia Government Reserves

February 29, 2008 (Unaudited)

Government & Agency Obligations (continued)

	Par ($)	Value ($)
4.240% 03/07/08 (a)	175,199,000	175,075,193
4.245% 03/05/08 (a)	130,756,000	130,694,327
4.260% 03/12/08 (a)	50,682,000	50,616,029
4.260% 03/14/08 (a)	10,603,000	10,586,689
4.268% 07/14/09 (b)	75,000,000	75,021,664
4.270% 03/19/08 (a)	145,000,000	144,690,425
4.275% 03/24/08 (a)	88,673,000	88,430,812
4.283% 01/11/10 (b)	140,000,000	140,189,884
4.290% 03/18/08 (a)	41,900,000	41,815,118
4.330% 07/10/09 (b)	475,000,000	474,969,850
4.345% 04/10/08 (b)	100,000,000	99,995,205
4.368% 07/09/09 (b)	150,000,000	150,224,342
4.375% 04/21/08	100,000,000	100,000,000
4.420% 01/08/09 (b)	130,000,000	130,213,899
4.460% 01/08/10 (b)	150,000,000	150,098,193
4.500% 04/23/08	25,000,000	25,000,000
4.521% 04/04/08 (b)	40,000,000	39,998,372
4.569% 04/02/08 (b)	300,000,000	299,989,651
4.674% 12/24/08 (b)	192,000,000	192,000,000
4.791% 09/19/08 (b)	25,000,000	24,996,674
4.796% 06/18/08 (b)	191,000,000	190,979,034
4.798% 12/17/08 (b)	100,000,000	100,000,000
4.831% 12/15/08 (b)	20,000,000	20,017,443
4.841% 09/17/08 (b)	15,000,000	15,020,553
4.941% 06/11/09 (b)	50,000,000	50,045,074
4.961% 12/11/09 (b)	47,000,000	47,000,000
4.984% 03/02/09 (b)	150,000,000	150,000,000
4.991% 03/04/09 (b)	240,000,000	240,279,286
5.100% 03/06/08	41,500,000	41,499,016
5.125% 06/18/08	1,000,000	1,000,741
5.250% 06/19/08	62,700,000	62,685,301
U.S. Government Agencies Total		16,708,028,863
Total Government & Agency Obligations (cost of $16,708,028,863)		16,708,028,863
Total Investments – 99.9% (cost of $16,708,028,863) (c)		16,708,028,863
Other Assets & Liabilities, Net – 0.1%		19,088,522
Net Assets – 100.0%		16,727,117,385

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2008.

(c)  Cost for federal income tax purposes is $16,708,028,863.

See Accompanying Notes to Financial Statements.
3

Statement of Assets and Liabilities – Columbia Government Reserves
February 29, 2008 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	16,708,028,863
	Cash	1,751,124
	Receivable for:
	Fund shares sold	1,071,842
	Interest	32,438,301
	Expense reimbursement due from investment advisor/administrator	201,902
	Trustees' deferred compensation plan	106,659
	Other assets	57,014
	Total Assets	16,743,655,705
Liabilities	Payable for:
	Investments purchased	1,753,708
	Fund shares repurchased	15,001
	Distributions	10,811,174
	Investment advisory fee	1,892,570
	Administration fee	493,569
	Transfer agent fee	12,692
	Pricing and bookkeeping fees	15,984
	Trustees' fees	106,220
	Custody fee	1,916
	Distribution and service fees	1,153,087
	Chief complaince officer fees	343
	Trustees' deferred compensation plan	106,659
	Other liabilities	175,397
	Total Liabilities	16,538,320
	Net Assets	16,727,117,385
Net Assets Consist of	Paid-in capital	16,727,962,255
	Undistributed net investment income	239,216
	Accumulated net realized loss	(1,084,086)
	Net Assets	16,727,117,385

See Accompanying Notes to Financial Statements.
4

Statement of Assets and Liabilities (continued) – Columbia Government Reserves
February 29, 2008 (Unaudited)

Capital Class Shares	Net assets	$9,164,971,684
	Shares outstanding	9,165,089,315
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$533,145,782
	Shares outstanding	533,162,656
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$1,295,953,896
	Shares outstanding	1,296,051,523
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$1,975,128,434
	Shares outstanding	1,975,491,939
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$303,569,420
	Shares outstanding	303,836,361
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$984,694,067
	Shares outstanding	984,730,152
	Net asset value per share	$1.00
Class A Shares	Net assets	$13,289,564
	Shares outstanding	13,269,379
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$2,169,296,578
	Shares outstanding	2,169,297,765
	Net asset value per share	$1.00
Retail A Shares	Net assets	$54,613,205
	Shares outstanding	54,639,063
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$232,454,755
	Shares outstanding	232,575,068
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
5

Statement of Operations – Columbia Government Reserves
For the Six Months Ended February 29, 2008 (Unaudited)

		($)
Investment Income	Interest	248,086,430
Expenses	Investment advisory fee	8,323,675
	Administration fee	5,246,073
	Distribution fee:
	Investor Class Shares	131,119
	Daily Class Shares	1,446,651
	Class A Shares	6,275
	Shareholder servicing and administration fees:
	Trust Class Shares	161,057
	Liquidity Class Shares	1,230,020
	Adviser Class Shares	2,002,923
	Investor Class Shares	327,797
	Daily Class Shares	1,033,322
	Class A Shares	21,962
	Institutional Class Shares	284,826
	Retail A Shares	25,045
	Transfer agent fee	106,647
	Pricing and bookkeeping fees	86,977
	Trustees' fees	17,203
	Custody fee	54,463
	Chief compliance officer expenses	1,568
	Other expenses	387,028
	Total Expenses	20,894,631
	Fees and expenses waived or reimbursed by investment advisor and/or administrator	(3,100,140)
	Fees waived by shareholder service provider—Liquidity Class Shares	(492,008)
	Expense reductions	(27,598)
	Net Expenses	17,274,885
	Net Investment Income	230,811,545
	Net realized loss on investments	(12,268)
	Net Increase Resulting from Operations	230,799,277

See Accompanying Notes to Financial Statements.
6

Statement of Changes in Net Assets – Columbia Government Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2008 ($)	Year Ended August 31, 2007 (a)(b)($)
Operations	Net investment income	230,811,545	275,110,613
	Net realized gain (loss) on investments	(12,268)	14,550
	Net Increase Resulting from Operations	230,799,277	275,125,163
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(113,605,548)	(75,757,194)
	Trust Class Shares	(6,634,124)	(11,547,915)
	Liquidity Class Shares	(20,307,035)	(41,046,433)
	Adviser Class Shares	(32,770,728)	(56,916,619)
	Investor Class Shares	(5,299,997)	(19,989,597)
	Market Class Shares	—	(909)
	Daily Class Shares	(15,481,791)	(27,452,097)
	Class A Shares	(246,231)	(841,570)
	Class B Shares	—	(7,350)
	Institutional Class Shares	(30,114,727)	(26,101,380)
	Retail A Shares	(1,200,805)	(2,957,054)
	G-Trust Shares	(5,173,027)	(12,492,494)
	Total Distributions to Shareholders	(230,834,013)	(275,110,612)
	Net Capital Share Transactions	8,869,898,104	2,417,896,761
	Total Increase in Net Assets	8,869,863,368	2,417,911,312
Net Assets	Beginning of period	7,857,254,017	5,439,342,705
	End of period	16,727,117,385	7,857,254,017
	Undistributed net investment income at end of period	239,216	261,684

See Accompanying Notes to Financial Statements.
7

Statement of Changes in Net Assets (continued) – Columbia Government Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	13,687,245,888	13,687,245,888	7,790,907,086	7,790,907,086
Distributions reinvested	99,192,785	99,192,785	67,335,404	67,335,404
Redemptions	(7,908,984,957)	(7,908,984,957)	(6,241,900,420)	(6,241,900,420)
Net Increase	5,877,453,716	5,877,453,716	1,616,342,070	1,616,342,070
Trust Class Shares
Subscriptions	763,201,946	763,201,946	709,389,994	709,389,994
Distributions reinvested	11,912	11,912	35,407	35,407
Redemptions	(437,582,218)	(437,582,218)	(802,659,634)	(802,659,634)
Net Increase (Decrease)	325,631,640	325,631,640	(93,234,233)	(93,234,233)
Liquidity Class Shares
Subscriptions	2,326,023,140	2,326,023,140	3,095,259,565	3,095,259,565
Distributions reinvested	15,387,026	15,387,026	24,924,923	24,924,923
Redemptions	(1,764,800,296)	(1,764,800,296)	(3,291,383,434)	(3,291,383,434)
Net Increase (Decrease)	576,609,870	576,609,870	(171,198,946)	(171,198,946)
Adviser Class Shares
Subscriptions	3,009,100,117	3,009,100,117	3,606,068,908	3,606,068,909
Distributions reinvested	10,508,089	10,508,089	15,635,371	15,635,371
Redemptions	(2,423,415,371)	(2,423,415,371)	(3,362,496,748)	(3,362,496,748)
Net Increase	596,192,835	596,192,835	259,207,531	259,207,532
Investor Class Shares
Subscriptions	1,079,298,253	1,079,298,253	2,131,818,150	2,131,818,150
Distributions reinvested	4,393,671	4,393,671	18,017,365	18,017,365
Redemptions	(1,125,866,365)	(1,125,866,365)	(2,177,731,608)	(2,177,731,608)
Net Decrease	(42,174,441)	(42,174,441)	(27,896,093)	(27,896,093)
Market Class Shares
Distributions reinvested	—	—	811	811
Redemptions	—	—	(27,566)	(27,566)
Net Decrease	—	—	(26,755)	(26,755)
Daily Class Shares
Subscriptions	1,662,765,678	1,662,765,678	1,600,792,221	1,600,792,221
Distributions reinvested	15,480,112	15,480,112	27,452,072	27,452,072
Redemptions	(1,413,520,927)	(1,413,520,927)	(1,448,792,067)	(1,448,792,067)
Net Increase	264,724,863	264,724,863	179,452,226	179,452,226
Class A Shares
Subscriptions	51,908,623	51,908,623	107,618,107	107,618,107
Distributions reinvested	180,362	180,362	752,528	752,528
Redemptions	(52,294,894)	(52,294,894)	(118,875,735)	(118,875,735)
Net Decrease	(205,909)	(205,909)	(10,505,100)	(10,505,100)

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets (continued) – Columbia Government Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Class B Shares
Subscriptions	—	—	18,731	18,731
Distributions reinvested	—	—	5,918	5,918
Redemptions	—	—	(324,765)	(324,765)
Net Decrease	—	—	(300,116)	(300,116)
Institutional Class Shares
Subscriptions	4,204,228,908	4,204,228,908	2,767,886,074	2,767,886,074
Distributions reinvested	29,374,389	29,374,389	25,489,344	25,489,344
Redemptions	(2,961,388,185)	(2,961,388,185)	(2,089,713,611)	(2,089,713,611)
Net Increase	1,272,215,112	1,272,215,112	703,661,807	703,661,807
Retail A Shares
Subscriptions	5,342,632	5,342,632	9,884,200	9,884,200
Distributions reinvested	1,179,319	1,179,319	2,902,867	2,902,867
Redemptions	(8,787,738)	(8,787,738)	(19,480,905)	(19,480,905)
Net Decrease	(2,265,787)	(2,265,787)	(6,693,838)	(6,693,838)
G-Trust Shares
Subscriptions	205,661,047	205,661,047	547,125,212	547,125,211
Distributions reinvested	98,325	98,325	262,899	262,899
Redemptions	(204,043,167)	(204,043,167)	(578,299,903)	(578,299,903)
Net increase (Decrease)	1,716,205	1,716,205	(30,911,792)	(30,911,793)

(a)  On May 30, 2007, Market Class shares were exhanged for Class A Shares

(b)  Class B Shares were fully redeemed on May 30, 2007.

See Accompanying Notes to Financial Statements.
9

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0218		0.0508	0.0204		0.0348	0.0152	0.0095	0.0151
Less Distributions to Shareholders:
From net investment income	(0.0218)		(0.0508)	(0.0204)		(0.0348)	(0.0152)	(0.0095)	(0.0151)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.20	%(d)	5.20%	2.06	%(d)	3.53%	1.53%	0.96%	1.52%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.20	%(f)	0.20%	0.20	%(f)	0.20%	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.06	%(f)	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net investment income (e)	4.23	%(f)	5.08%	4.89	%(f)	3.50%	1.51%	0.96%	1.48%
Net assets, end of period (000's)	$9,164,972		$3,287,530	$1,671,184		$1,306,727	$1,132,047	$1,289,052	$1,772,133

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0213		0.0498	0.0200		0.0338	0.0142	0.0085	0.0141
Less Distributions to Shareholders:
From net investment income	(0.0213)		(0.0498)	(0.0200)		(0.0338)	(0.0142)	(0.0085)	(0.0141)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.15	%(d)	5.10%	2.01	%(d)	3.43%	1.43%	0.86%	1.42%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.30	%(f)	0.30%	0.30	%(f)	0.30%	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.06	%(f)	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net investment income (e)	4.12	%(f)	4.98%	4.76	%(f)	3.44%	1.50%	0.86%	1.38%
Net assets, end of period (000's)	$533,146		$207,516	$300,750		$387,210	$250,281	$292,272	$380,478

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0211		0.0493	0.0198		0.0333	0.0137	0.0080	0.0136
Less Distributions to Shareholders:
From net investment income	(0.0211)		(0.0493)	(0.0198)		(0.0333)	(0.0137)	(0.0080)	(0.0136)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.13	%(d)	5.04%	1.99	%(d)	3.38%	1.38%	0.81%	1.37%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.35	%(f)	0.35%	0.35	%(f)	0.35%	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.16	%(f)	0.16%	0.17	%(f)	0.17%	0.17%	0.64%	0.77%
Net investment income (e)	4.13	%(f)	4.93%	4.73	%(f)	3.40%	1.41%	0.81%	1.33%
Net assets, end of period (000's)	$1,295,954		$719,348	$890,545		$687,275	$410,737	$300,885	$175,562

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0206		0.0483	0.0194		0.0323	0.0127	0.0070	0.0126
Less Distributions to Shareholders:
From net investment income	(0.0206)		(0.0483)	(0.0194)		(0.0323)	(0.0127)	(0.0070)	(0.0126)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.08	%(d)	4.94%	1.95	%(d)	3.28%	1.28%	0.70%	1.27%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.45	%(f)	0.45%	0.45	%(f)	0.45%	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.06	%(f)	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net investment income (e)	4.09	%(f)	4.83%	4.64	%(f)	3.28%	1.23%	0.71%	1.23%
Net assets, end of period (000's)	$1,975,128		$1,378,942	$1,119,732		$1,026,932	$804,271	$1,104,735	$586,412

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0201		0.0473	0.0189		0.0313	0.0117	0.0060	0.0116
Less Distributions to Shareholders:
From net investment income	(0.0201)		(0.0473)	(0.0189)		(0.0313)	(0.0117)	(0.0060)	(0.0116)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.03	%(d)	4.84%	1.91	%(d)	3.17%	1.18%	0.60%	1.17%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.55	%(f)	0.55%	0.55	%(f)	0.55%	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.06	%(f)	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net investment income (e)	4.04	%(f)	4.74%	4.51	%(f)	3.11%	1.10%	0.61%	1.13%
Net assets, end of period (000's)	$303,569		$345,746	$373,641		$364,023	$460,841	$792,634	$578,548

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0189		0.0448	0.0179		0.0288	0.0092	0.0035	0.0091
Less Distributions to Shareholders:
From net investment income	(0.0189)		(0.0448)	(0.0179)		(0.0288)	(0.0092)	(0.0035)	(0.0091)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	1.90	%(d)	4.57%	1.80	%(d)	2.92%	0.93%	0.35%	0.92%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.80	%(f)	0.80%	0.80	%(f)	0.80%	0.80%	0.80%	0.80%
Waiver/Reimbursement	0.06	%(f)	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net investment income (e)	3.75	%(f)	4.48%	4.26	%(f)	3.06%	0.94%	0.36%	0.88%
Net assets, end of period (000's)	$984,694		$719,973	$540,518		$591,846	$304,322	$352,046	$312,836

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,			Period Ended March 31,
Class A Shares	2008		2007 (a)	2006 (b)		2006 (c)	2005	2004	2003 (d)(e)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0196		0.0463	0.0185		0.0303	0.0107	0.0050	0.0108
Less Distributions to Shareholders:
From net investment income	(0.0196)		(0.0463)	(0.0185)		(0.0303)	(0.0107)	(0.0050)	(0.0108)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	1.98	%(h)	4.73%	1.86	%(h)	3.07%	1.08%	0.50%	1.08	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.65	%(j)	0.65%	0.65	%(j)	0.65%	0.65%	0.65%	0.65	%(j)
Waiver/Reimbursement	0.06	%(j)	0.06%	0.07	%(j)	0.07%	0.07%	0.06%	0.07	%(j)
Net investment income (i)	3.92	%(j)	4.63%	4.44	%(j)	2.98%	1.13%	0.51%	1.03	%(j)
Net assets, end of period (000's)	$13,290		$13,497	$24,002		$16,903	$31,654	$11,263	$6,069

(a)  On May 30, 2007, Market Class Shares were exchanged for Class A Shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, Investor A Shares were renamed Class A Shares.

(d)  Class A Shares commenced operations on May 13, 2002.

(e)  The total return for the period ended March 31, 2003 reflects the historical return information for the Nations Government Money Market Fund Class A Shares, which were reorganized into Nations Government Reserves Class A Shares on May 10, 2002.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0216		0.0504	0.0202		0.0344	0.0148	0.0091	0.0147
Less Distributions to Shareholders:
From net investment income	(0.0216)		(0.0504)	(0.0202)		(0.0344)	(0.0148)	(0.0091)	(0.0147)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.18	%(d)	5.16%	2.04	%(d)	3.49%	1.49%	0.92%	1.48%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.24	%(f)	0.24%	0.24	%(f)	0.24%	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.06	%(f)	0.06%	0.07	%(f)	0.07%	0.07%	0.06%	0.07%
Net investment income (e)	4.23	%(f)	5.04%	4.82	%(f)	3.56%	1.45%	0.92%	1.44%
Net assets, end of period (000's)	$2,169,297		$897,083	$193,420		$186,164	$186,374	$438,059	$81,814

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

Retail A Shares	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0214		0.0499	0.0200		0.0146
Less Distributions to Shareholders:
From net investment income	(0.0214)		(0.0499)	(0.0200)		(0.0146)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total return (c)(d)	2.16	%(e)	5.11%	2.02	%(e)	1.47	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.29	%(g)	0.29%	0.29	%(g)	0.29	%(g)
Waiver/Reimbursement	0.06	%(g)	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	4.32	%(g)	4.99%	4.77	%(g)	4.06	%(g)
Net assets, end of period (000's)	$54,613		$56,879	$63,573		$68,003

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A Shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

G-Trust Shares	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0218		0.0508	0.0204		0.0149
Less Distributions to Shareholders:
From net investment income	(0.0218)		(0.0508)	(0.0204)		(0.0149)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total return (c)(d)	2.20	%(e)	5.20%	2.06	%(e)	1.50	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20	%(g)	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.06	%(g)	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	4.39	%(g)	5.08%	4.88	%(g)	4.14	%(g)
Net assets, end of period (000's)	$232,455		$230,740	$261,651		$246,188

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust Shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – Columbia Government Reserves
February 29, 2008 (Unaudited)

Note 1. Organization

Columbia Government Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income

20

Columbia Government Reserves
February 29, 2008 (Unaudited)

distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$275,110,612

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$118,261
2013	204,834
2014	748,723

Capital loss carryforwards of $14,550 were utilized during the year ended August 31, 2007.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") on February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements and no cumulative effect adjustment was recorded on February 29, 2008. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

21

Columbia Government Reserves
February 29, 2008 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Fund and other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2009.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the six month period ended February 29, 2008, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage

22

Columbia Government Reserves
February 29, 2008 (Unaudited)

rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six month period ended February 29, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $3,714.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six month period ended February 29, 2008, no minimum account balance fees were charged by the Fund.

Distribution and Shareholder Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

23

Columbia Government Reserves
February 29, 2008 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Class A Shares	0.10%	0.10%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Class A Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Retail A Shares	0.09%	0.09%
Administration Plans:
Trust Class Shares	0.10%	0.10%
Class A Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2009 as a percentage of the Fund's Liquidity Class Shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class Shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class Shares.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2009 so that total expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 29, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,				Total potential	Amount recovered during the six month
2011	2010	2009	2008	recovery	period ended 2/29/08
$3,100,140	$3,707,245	$1,568,520	$3,091,325	$11,467,230	$—

24

Columbia Government Reserves
February 29, 2008 (Unaudited)

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As the result of a fund merger, the Fund assumed the assets and liabilities of the deferred compensation plan of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 29, 2008, these custody credits reduced total expenses by $27,598 for the Fund.

Note 6. Shares of Beneficial Interest

As of February 29, 2008, the Fund had three shareholders that collectively held 58.9% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

As of February 29, 2008, the Fund also had one shareholder that held 18.4% of the Fund's shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management

25

Columbia Government Reserves
February 29, 2008 (Unaudited)

fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

26

Board Consideration and Re-Approval of Investment
Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia Government Plus Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." The fund identified above is referred to as the "Fund."

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board's review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Fund, are provided administration services under a separate contract. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses. The Board considered the one-year, three-year, five-year and ten-year performance results for the Fund, as relevant. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The Board also considered these results in comparison to sub-categories of money market funds grouped

27

and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Fund's Peer Group and/or Universe for performance would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex, including a new fee waiver commitment and group-wide breakpoint fee schedule for the Fund and other money market funds in the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in the Peer Group.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and, going forward, the new group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

28

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

29

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.

October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year's report (the "2006 Report") was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

1  CMA and CFD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

30

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management ("Marsico" or "MCM") are well below their peers.

4.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 16 0f the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.  Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.  Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

E. Possible Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG did not,

31

however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.  An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA's proposed restructuring of the money market Funds' management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

15.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG's costs of providing services to the Funds than did asset-based allocation.

16.  The materials that set out CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

17.  In 2006, CMG's complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.  For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico's status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico's costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico's profits would no longer be retained by a CMG affiliate.

19.  CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America ("PB" or "Private Bank"), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

32

III. Recommendations

1.  Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2.  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

3.  Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4.  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a "Review Fund."

5.  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6.  Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7.  Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year's performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8.  Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund's performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as

33

deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the Columbia Fund share class. This improves the Nations Fund's performance relative to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9.  Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10.  Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.  Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

  Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.  Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

  Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.  Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM's largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM's other large clients.

34

  Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

4.  Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

  Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.  Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

  Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.  Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

  Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.  Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

  Status: We continue to believe that such a statement would help the Trustees understand CMG's business better and place the fund-by-fund profitability reports in context.

8.  Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

  Status: CMG provided various summary statements of operations.

9.  Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG's profitability.

  Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

* * *

Respectfully submitted,
Steven E. Asher

35

This page intentionally left blank.

Important Information About This Report – Columbia Government Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Government Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider the investment objectives, risks, charges and expenses for any Columbia fund before investing. Contact your Columbia Management representative for a prospectus, which contains this and other important information about the fund. Read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

37

Columbia Management®

Columbia Government Reserves

Semiannual Report, February 29, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/151120-0208 (04/08) 08/54922

Columbia Management®

Semiannual Report

February 29, 2008

Columbia Municipal Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	31

Statement of Operations	33

Statement of Changes in Net Assets	34

Financial Highlights	37

Notes to Financial Statements	45

Board Consideration and Re-Approval of Investment Advisory Agreement	52

Summary of Management Fee Evaluation by Independent Fee Consultant	55

Important Information About This Report	61

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this financial report for your Columbia Fund. This document provides information that can help support your investment decision-making.

We understand that many factors drove your decision to invest in Columbia Funds. Columbia Management's commitment is to honor that decision by providing investment solutions designed to exceed expectations. As we review the past six months and look forward to those ahead, we hope you will consider how we might support your investment needs beyond the services we provide currently. Some of the many advantages we bring to the table as the Fund's investment manager include:

■   Broad and deep investment expertise, including dedicated portfolio management, research and trading

■   Strategically positioned investment disciplines and processes

■   Comprehensive compliance and risk management

■   A team-driven culture that draws upon multiple sources to pursue consistent and superior performance

■   A comprehensive array of investment solutions, including equity, fixed-income and cash strategies

Working for you, and with you

Team approach—Rather than rely on the talent or judgment of one individual, Columbia Management takes a team-oriented approach to investing. We draw from the diverse experiences and insights of our people—including portfolio managers, research analysts and traders—to bring multiple investment perspectives and deep expertise to all of our investment management activities.

Client focus—At Columbia Management, our philosophy and culture are anchored in focused solutions and personal service. We are committed to putting our clients' interests first and we understand the premium our clients place on reliability—whether it's related to service, investment performance or risk management. Columbia Management is committed to maintaining high standards of reliability on all counts.

While our asset management capabilities are multifaceted and our investment professionals are multitalented, ultimately, everything we do at Columbia Management has a single purpose: to help investors pursue their most important financial goals. We are honored that you've chosen to invest with us and look forward to providing the investment solutions and services necessary to sustain a lasting relationship.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Understanding Your Expenses – Columbia Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/07 – 02/29/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,016.01	1,023.87	1.00	1.01	0.20
Trust Class Shares	1,000.00	1,000.00	1,015.51	1,023.37	1.50	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,015.32	1,023.12	1.75	1.76	0.35
Adviser Class Shares	1,000.00	1,000.00	1,014.72	1,022.63	2.25	2.26	0.45
Investor Class Shares	1,000.00	1,000.00	1,014.22	1,022.13	2.75	2.77	0.55
Daily Class Shares	1,000.00	1,000.00	1,012.98	1,020.89	4.00	4.02	0.80
Class Z	1,000.00	1,000.00	1,016.01	1,023.87	1.00	1.01	0.20
Institutional Class Shares	1,000.00	1,000.00	1,015.81	1,023.67	1.20	1.21	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Investment Portfolio – Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds – 89.8%
	Par ($)	Value ($)
Alabama – 1.0%
AL Albertville Industrial Development Board
Series 2007, AMT,
LOC: National City Bank 3.220% 03/01/18 (a)	10,000,000	10,000,000
AL Birmingham Medical Clinic Board
Medical Advancement Foundation,
Series 2000 A, LOC: Columbus Bank & Trust 3.960% 09/01/30 (a)	20,220,000	20,220,000
AL Daphne YMCA Public Park & Recreation Board
YMCA of Mobile,
Series 2002, LOC: Regions Bank 3.210% 10/01/22 (a)	2,670,000	2,670,000
AL Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
Insured: MBIA, LIQ FAC: Deutsche Bank AG 3.250% 10/01/26 (a)	2,370,000	2,370,000
AL Geneva County Industrial Development Board
Brooks AG Co., Inc.,
Series 2002, AMT, LOC: Regions Bank 3.270% 03/01/14 (a)	2,435,000	2,435,000
AL Housing Finance Authority
Multi-Family Housing Revenue:
Series 2007 B, AMT, LOC: U.S. Bank N.A. 3.100% 04/01/37 (a)	8,430,000	8,430,000
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 3.490% 06/01/35 (a)	7,425,000	7,425,000
AL Huntsville Industrial Development Board
Brown Precision, Inc.,
Series 2001, AMT, LOC: First Commercial Bank 3.260% 12/01/19 (a)	3,230,000	3,230,000
AL Scottsboro Industrial Development Board
Hisan, Inc.,
Series 2005, AMT, LOC: AmSouth Bank 3.260% 05/01/27 (a)	2,980,000	2,980,000

	Par ($)	Value ($)
AL Space Science Exhibit Finance Commission
Series 2005 A,
LOC: First Commercial Bank 3.260% 10/01/22 (a)	4,400,000	4,400,000
Alabama Total		64,160,000
Alaska – 0.7%
AK International Airports Revenues
Series 2006 C, AMT
Insured: MBIA, LOC: Lloyds TSB Bank PLC 4.100% 10/01/30 (a)	8,000,000	8,000,000
AK Morgan Keegan Municipal Products, Inc.
Series 2007 D-1, AMT,
3.300% 02/01/19 (b)	39,065,000	39,065,000
Alaska Total		47,065,000
Arizona – 1.6%
AZ Deutsche Bank Spears/Lifers Trust
Series 2007, AMT,
LIQ FAC: Deutsche Bank A.G. 3.280% 12/01/37 (a)	60,000,000	60,000,000
AZ Maricopa County Industrial Development Authority
Series 2003 A, AMT,
LOC: Wells Fargo Bank N.A. 3.230% 12/01/39 (a)	970,000	970,000
Series 2005, AMT,
LIQ FAC: Merrill Lynch Capital Services 5.360% 01/01/36 (a)	8,925,000	8,925,000
AZ Phoenix Civic Improvement Corp.
Series 1995, AMT,
LOC: Landesbank Hessen-Thuringen 3.000% 06/01/20 (a)	9,700,000	9,700,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates,
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 3.230% 06/01/31 (a)	4,895,000	4,895,000
Series 2005 MT-156, AMT,
LIQ FAC: Landesbank Hessen-Thuringen 3.220% 08/01/08 (b)	1,760,000	1,760,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.340% 07/01/36 (a)	7,095,000	7,095,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Spring Air Mattress Co.,
Series 1999, AMT, LOC: Bank One N.A. 3.500% 04/01/19 (a)	910,000	910,000
AZ Pima County Industrial Development Authority
Multi-Family Housing,
Urban Council LP, Series 2007 A, AMT, Guarantor: FNMA, 3.080% 12/15/37 (a)	7,500,000	7,500,000
AZ Yavapai County Industrial Development Authority
Series 2007 A, AMT,
LOC: JPMorgan Chase Bank 3.100% 12/01/17 (a)	9,000,000	9,000,000
Arizona Total		110,755,000
Arkansas – 0.6%
AR Lowell Industrial Development Revenue
Little Rock Newspapers, Inc.,
Series 1996, AMT, LOC: Bank of New York 3.000% 06/01/31 (a)	6,500,000	6,500,000
AR Osceola Solid Waste District
Plum Point Energy Associates,
Series 2006, AMT, LOC: Credit Suisse First Boston 3.150% 04/01/36 (a)	19,800,000	19,800,000
AR Pulaski County Public Facilities
Bailey Properties LLC,
Series 2002, AMT, LOC: Regions Bank 3.240% 07/01/42 (a)	7,530,000	7,530,000
Series 2007 C, AMT,
LOC: Regions Bank 3.260% 04/01/40 (a)	4,350,000	4,350,000
AR Sheridan Industrial Development Revenue
Centria,
Series 2000 A, AMT, LOC: PNC Bank 3.160% 08/01/20 (a)	2,600,000	2,600,000
H. Robertson Co.,
Series 1998 B, AMT, LOC: Sheridan Bank 3.120% 08/01/16 (a)	1,000,000	1,000,000
Arkansas Total		41,780,000

	Par ($)	Value ($)
California – 2.0%
CA ABAG Finance Authority for Nonprofit Corporations
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.330% 04/01/37 (a)	20,000,000	20,000,000
CA Housing Finance Agency
Series 2002 J, AMT,
Insured: MBIA, LOC: Lloyds TSB Bank PLC 5.000% 02/01/33 (a)	57,330,000	57,330,000
Series 2007 H, AMT,
SPA: KBC Bank N.V. 4.000% 08/01/33 (a)	11,435,000	11,435,000
CA Los Angeles Regional Airports Improvement Corp.
LAX Two Corp,
Series 1985 LAX-2, LOC: Societe Generale 3.950% 12/01/25 (a)	17,600,000	17,600,000
CA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
Guarantor: FNMA, LIQ FAC: Merrill Lynch Captial Services 3.260% 08/01/34 (a)	7,360,000	7,360,000
CA San Diego Housing Authority
Multi-Family Housing Revenue,
Series 2008 A, AMT, Guarantor: FNMA, LIQ FAC: FNMA 3.060% 02/15/38 (a)	4,900,000	4,900,000
CA Statewide Communities Development Authority
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products: 3.480% 07/01/32 (a)	9,675,000	9,675,000
3.480% 11/01/36 (a)	5,340,000	5,340,000
California Total		133,640,000
Colorado – 2.8%
CO Boulder County
Boulder Medical Center, Inc.,
Series 1998, AMT, LOC: Wells Fargo Bank N.A. 3.260% 01/01/17 (a)	2,185,000	2,185,000
CO Denver City & County Airport Revenue
Series 2002 C, AMT,
LOC: Societe Generale 3.100% 11/15/25 (a)	23,650,000	23,650,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2004 B, AMT,
Insured: AMBAC 5.000% 11/15/24 (b)	63,650,000	63,650,000
Series 2005 C-2, AMT,
Insured: CIFG, SPA: Morgan Stanley 7.500% 11/15/25 (a)	35,000,000	35,000,000
Series 2006, AMT,
Insured: MBIA, LIQ FAC: Dexia Credit Local 3.220% 11/15/12 (a)	11,160,000	11,160,000
CO Denver City & County Multi-Family Housing
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.340% 05/01/37 (a)	15,585,000	15,585,000
CO Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
Insured: MBIA, LIQ FAC: Deutsche Bank AG 3.250% 11/15/18 (a)	4,185,000	4,185,000
CO Housing & Finance Authority
Series 2006 G, AMT,
LIQ FAC: Goldman Sachs 3.260% 12/01/36 (a)	12,283,036	12,283,036
Terrace Park LP,
Series 2007, AMT, LOC: U.S. Bank N.A. 3.100% 09/01/25 (a)	11,800,000	11,800,000
CO Morgan Keegan Municipal Products, Inc.
Series 2006 F, AMT,
LIQ FAC: Lloyds TSB Bank PLC 3.300% 10/01/41 (a)	8,780,000	8,780,000
Colorado Total		188,278,036
Connecticut – 0.2%
CT Lehman Municipal Trust Receipts
Series 2008 D,
Insured: Lehman Brothers 3.550% 07/01/37 (b)	4,900,000	4,900,000
CT State
Series 2001,
LIQ FAC: JPMorgan Chase Bank 3.350% 06/15/15 (a)	5,000,000	5,000,000
Connecticut Total		9,900,000

	Par ($)	Value ($)
Delaware – 1.9%
DE Lehman Municipal Trust Receipts
Series 2008, AMT,
Insured: Lehman Brothers 4.270% 05/15/34 (b)	68,850,000	68,850,000
Series 2008,
Insured: Lehman Brothers LIQ FAC: Lehman Brothers 4.270% 05/15/34 (b)	49,400,000	49,400,000
DE New Castle County
Fairfield English VLG LLC,
Series 2005, AMT, Guarantor: FNMA 3.100% 09/15/38 (b)	8,500,000	8,500,000
Flight Safety International, Inc.,
Series 2002, AMT, GTY AGMT: Berkshire Hathaway, Inc. 3.450% 12/01/32 (a)	5,185,000	5,185,000
Delaware Total		131,935,000
District of Columbia – 0.4%
DC Columbia Enterprise Zone Revenue
House on F Street LLC,
Series 2001, AMT, LOC: Bank of New York 3.000% 05/01/15 (a)	7,500,000	7,500,000
DC Housing Finance Agency
Multi-Family Housing Revenue,
Series 1995 A, AMT, 3.250% 08/01/25 (b)	10,000,000	10,000,000
DC Revenue
National Association of Realtors,
Series 2003, AMT, LOC: SunTrust Bank 3.350% 12/01/23 (a)	7,500,000	7,500,000
District of Columbia Total		25,000,000
Florida – 4.2%
FL BB&T Municipal Trust
Series 2007, AMT,
LIQ FAC: Branch Banking & Trust 3.290% 10/01/37 (a)	8,135,000	8,135,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Broward County Housing Finance Authority
Series 2006, AMT,
LIQ FAC: Goldman Sachs 3.260% 06/01/46 (a)	72,515,000	72,515,000
FL Collier County Industrial Development Authority
Allete, Inc.,
Series 2006, AMT, LOC: Wells Fargo Bank N.A. 3.180% 10/01/25 (a)	5,000,000	5,000,000
FL Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
Insured: FSA, LIQ FAC: Deutsche Bank AG 3.250% 10/01/22 (a)	3,830,000	3,830,000
FL Housing Finance Corp.
Brentwood Club Millenia,
Series 2002, AMT, LOC: FNMA 3.300% 01/15/35 (a)	10,445,000	10,445,000
Cove at St. Andrews Partners,
Series 2003 E-1, AMT, Guarantor: FNMA 3.300% 06/15/36 (a)	8,315,000	8,315,000
Hunters Run Partners II, Ltd.,
Series 2003 G, AMT, Insured: FSA 3.300% 06/15/36 (b)	8,100,000	8,100,000
Mango Grove LLC,
Series 2005 A, AMT, LOC: Citibank N.A. 3.050% 09/15/37 (a)	8,400,000	8,400,000
Series 2006, AMT,
LIQ FAC: Goldman Sachs 3.260% 06/01/46 (a)	24,995,000	24,995,000
Series 2007 C, AMT,
LOC: Natixis 3.230% 06/01/44 (a)	9,515,000	9,515,000
Tuscany Lakes Ltd,
Series 2002 1, AMT, Guarantor: FNMA 3.240% 11/15/35 (b)	3,500,000	3,500,000
Tuscany Lakes Ltd.,
Series 2006 K3, AMT, Guarantor: FNMA, LIQ FAC: FNMA 3.240% 11/15/35 (a)	2,500,000	2,500,000

	Par ($)	Value ($)
FL Jacksonville Economic Development Commission
Lee & Cates Glass, Inc.,
Series 2007, AMT, LOC: Wachovia Bank N.A. 3.450% 04/01/33 (a)	7,700,000	7,700,000
FL Jacksonville Port Authority
2.050% 07/10/08	8,000,000	8,000,000
FL Lake County Industrial Development Authority
Senniger Irrigation, Inc.,
Series 2003, AMT, LOC: SunTrust Bank 3.350% 11/01/24 (a)	4,675,000	4,675,000
FL Lee County Housing Finance Authority
Crossing at Cape Coral,
Series 1999 A, AMT, LOC: SunTrust Bank N.A. 3.100% 12/01/32 (a)	6,160,000	6,160,000
FL Lee County Industrial Development Authority
North Fort Myers Utilities,
Series 2003 A, AMT, LOC: SunTrust Bank 3.350% 06/01/22 (a)	7,000,000	7,000,000
FL Lehman Municipal Trust Receipts
Series 2007, AMT,
LIQ FAC: Lehman Liquidity Co. 3.500% 07/01/38 (a)	15,550,000	15,550,000
FL Manatee County Industrial Development Revenue
Gammerler LLC,
Series 2005, AMT, LOC: LaSalle Bank N.A. 3.170% 10/01/35 (a)	4,610,000	4,610,000
FL Marion County Industrial Development Authority
Series 2006, AMT,
LOC: SunTrust Bank 3.400% 10/01/26 (a)	3,875,000	3,875,000
FL Orange County Housing Finance Authority
Lee Vista Club Partners,
Series 2004 A, AMT, Guarantor: FNMA 3.250% 05/15/37 (b)	10,100,000	10,100,000
FL Orange County School Board
Series 2002 B,
Insured: MBIA, SPA: SunTrust Bank N.A. 4.250% 08/01/27 (a)	9,540,000	9,540,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Pinellas County Housing Finance Authority
Series 2005, AMT,
3.220% 05/01/14 (b)	17,680,000	17,680,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: Merrill Lynch Capital Services 3.310% 06/01/42 (a)	8,025,000	8,025,000
FL Tampa Bay Water Utility System Revenue
Series 2006,
Insured: FGIC, LIQ FAC: Dexia Credit Local 1.000% 10/01/23 (a)	7,575,000	7,575,000
FL UBS Municipal Certificates
Series 2007, AMT,
Insured: MBIA, LIQ FAC: Bank of New York 4.500% 04/01/12 (a)	8,725,000	8,725,000
Florida Total		284,465,000
Georgia – 3.3%
GA Alpharetta Development Authority
Parc Alpharetta LLC,
Series 2006, AMT, LOC: Regions Bank 3.210% 04/01/41 (a)	21,795,000	21,795,000
GA Atlanta Urban Residential Finance Authority
Multi-Family Revenue:
M Street Apartments Project, Series 2003, AMT, LOC: Regions Bank 3.220% 03/01/38 (a)	14,000,000	14,000,000
Park District Atlantic Project,
Series 2002 A, AMT, LOC: SouthTrust Bank 3.250% 12/01/37 (a)	25,100,000	25,100,000
Northside Plaza Group LP,
Series 2002, AMT, LOC: Wachovia Bank N.A. 3.450% 11/01/27 (a)	4,560,000	4,560,000
GA Clayton County Development Authority
Wilson Holdings, Inc.,
Series 2003, AMT, LOC: SunTrust Bank 3.400% 11/01/13 (a)	2,580,000	2,580,000

	Par ($)	Value ($)
GA Columbia County Development Authority
Multi-Family Revenue,
Westwood Club Apartment Project, Series 2002, AMT, LOC: Keybank N.A. 3.360% 11/15/35 (a)	6,580,000	6,580,000
GA Columbus Hospital Authority
St. Francis Hospital, Inc.,
Series 2000 A, LOC: Columbus Bank & Trust 3.220% 01/01/31 (a)	7,135,000	7,135,000
GA Coweta County Development Authority
Series 2007, AMT,
LOC: Wachovia Bank N.A. 3.450% 04/01/32 (a)	5,400,000	5,400,000
W.Y. Industries, Inc.,
Series 2007, AMT, LOC: Wachovia Bank N.A. 3.450% 04/01/15 (a)	4,600,000	4,600,000
GA East Point Housing Authority Multi-Family Revenue
Village Highlands Apartments Project,
Series 2004, AMT, LOC: SunTrust Bank 3.350% 07/01/37 (a)	11,000,000	11,000,000
GA Fulton County Development Authority
Leggett & Platt, Inc.,
Series 1992 A, AMT, LOC: Wachovia Bank of Georgia 3.700% 06/01/27 (a)	3,900,000	3,900,000
OBH, Inc.,
Series 1999 B, AMT, 3.450% 12/01/28 (b)	9,350,000	9,350,000
GA Fulton County Housing Authority
Multi-Family Revenue,
Walton Lakes LLC, Series 2008 A, AMT, LOC: SunTrust Bank
3.250% 02/01/41 (a)	6,475,000	6,475,000
GA Gainesville Hall County
Fieldale Farms Corp.,
Series 2002, AMT, LOC: Wachovia Bank N.A. 3.450% 08/01/27 (a)	1,500,000	1,500,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Gwinnett County Development Authority
Maltese Signs, Inc.,
Series 2000, AMT, LOC: SunTrust Bank 3.400% 02/01/15 (a)	1,400,000	1,400,000
Series 2007, AMT,
LOC: SunTrust Bank 3.400% 02/01/32 (a)	4,040,000	4,040,000
GA Houston County Development Authority
Clean Control Corp.
Series 2000, AMT, LOC: Branch Banking & Trust 3.280% 06/01/20 (a)	2,275,000	2,275,000
Perdue Farms, Inc.,
Series 2005, AMT, LOC: SunTrust Bank 3.350% 01/01/18 (a)	5,500,000	5,500,000
GA Kennesaw Development Authority Housing
Walton Ridenour Apartments Project,
Series 2004, AMT, LOC: SunTrust Bank 3.340% 04/01/37 (a)	17,000,000	17,000,000
GA Manchester Development Authority
G & S Metal Consultants,
Series 2006, AMT, LOC: Fifth Third Bank 3.290% 10/01/26 (a)	2,025,000	2,025,000
GA Municipal Electrical Authority
2.350% 04/08/08	20,000,000	20,000,000
GA Ports Authority
Series 2003, AMT,
LOC: SunTrust Bank 3.350% 10/01/23 (a)	3,100,000	3,100,000
GA Savannah Economic Development Authority
Savannah Air Center LLC,
Series 2007, AMT, LOC: Wachovia Bank N.A. 3.450% 04/01/23 (a)	7,385,000	7,385,000
Series 2007, AMT,
LOC: Branch Banking & Trust 3.280% 11/01/27 (a)	5,000,000	5,000,000
GA Stephens County Development Authority
Series 2005, AMT,
LOC: Provident Bank 3.220% 02/01/20 (a)	2,520,000	2,520,000

	Par ($)	Value ($)
GA Thomasville Payroll Development Authority
Scruggs Co. Project,
Series 2000, AMT, LOC: First Union National Bank 3.500% 08/01/10 (a)	75,000	75,000
GA Union County Development Authority
Applewood Doors & Windows,
Series 2005, AMT, LOC: Branch Banking & Trust 3.280% 12/01/22 (a)	3,430,000	3,430,000
GA Urban Residential Finance Authority
Lindbergh City Center Apartment,
Series 2004, AMT, LOC: Regions Bank 3.220% 11/01/44 (a)	17,500,000	17,500,000
GA Waycross & Ware County Development Authority
Series 2007, AMT,
LOC: SunTrust Bank 3.350% 09/01/26 (a)	7,500,000	7,500,000
GA Wayne County Industrial Development Authority
Absorption Corp.,
Series 2004, AMT, LOC: Branch Banking & Trust 3.280% 09/01/19 (a)	3,800,000	3,800,000
Total Georgia		226,525,000
Hawaii – 0.1%
HI Honolulu City & County
Multi-Family Revenue,
Series 2005 PT-3151, Insured: GNMA, SPA: Merrill Lynch Capital Services 3.360% 06/20/35 (a)	4,080,000	4,080,000
Hawaii Total		4,080,000
Idaho – 1.2%
ID Blackfoot Industrial Development Corp.
Series 2007, AMT,
LOC: KeyBank N.A. 3.160% 11/01/27 (a)	4,500,000	4,500,000
ID Eagle Industrial Development Corp.
Rose Cottage LLC,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 3.360% 09/01/21 (a)	3,755,000	3,755,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
ID Housing & Finance Association
Single Family Mortgage Revenue:
Series 2001 F, AMT, SPA: Bayerische Landesbank 3.350% 01/01/33 (a)	10,500,000	10,500,000
Series 2003 C, AMT, SPA: Bayerische Landesbank 3.350% 07/01/34 (a)	7,180,000	7,180,000
Series 2004 A-1, AMT, LIQ FAC: Lloyds TSB Bank PLC 3.350% 07/01/35 (a)	7,725,000	7,725,000
Series 2007 D-1, AMT, LIQ FAC: Lloyds TSB Bank PLC 3.350% 07/01/38 (a)	5,000,000	5,000,000
Series 2007 E-1, AMT, LIQ FAC: Lloyds TSB Bank PLC 3.350% 07/01/38 (a)	24,000,000	24,000,000
ID Power County Industrial Development Revenue
FMC Corp.,
Series 2001, AMT, LOC: Wachovia Bank N.A 3.430% 04/01/14 (a)	20,000,000	20,000,000
Idaho Total		82,660,000
Illinois – 7.2%
IL Canton Industrial Revenue
Series 2006,
LOC: Charter One Bank N.A. 3.210% 12/01/31 (a)	15,500,000	15,500,000
IL Chicago Enterprise Zone Revenue
Gas Plus, Inc.,
Series 2002, AMT, LOC: Northern Trust Co. 3.350% 11/01/22 (a)	1,250,000	1,250,000
IL Chicago Heights Industrial Development Revenue
Series 1998 A, AMT,
LOC: Fifth Third Bank 3.230% 12/01/18 (a)	1,420,000	1,420,000
IL Chicago Industrial Development Revenue
Flying Food Fare Midway,
Series 1999, AMT, LOC: Harris Trust & Savings Bank 3.260% 12/01/28 (a)	4,700,000	4,700,000
IL Chicago Midway Airport Revenue
Series 1998 B, AMT,
Insured: MBIA 7.000% 01/01/29 (a)	7,800,000	7,800,000

	Par ($)	Value ($)
IL Chicago Multi-Family Housing Revenue
Concordia Place Apartments LP,
Series 2003, AMT, LOC: Harris Trust & Savings Bank 3.110% 07/01/34 (a)	13,210,000	13,210,000
Lincoln Village LLC,
Series 2006, AMT, LOC: Harris N.A. 3.360% 06/01/40 (a)	5,337,000	5,337,000
North Larabee LP:
Series 2001 A, AMT, LOC: Harris Trust & Savings Bank 3.260% 04/01/36 (a)	4,375,000	4,375,000
Series 2001 B, AMT, LOC: Harris Trust & Savings Bank 3.260% 04/01/09 (a)	1,150,000	1,150,000
Renaissance Saint Luke LP,
Series 2004 A, AMT, LOC: Harris Trust & Savings Bank 3.150% 01/01/39 (a)	3,680,000	3,680,000
IL Chicago O'Hare International Airport
Air France,
Series 1991, AMT, LOC: Societe Generale 3.070% 05/01/18 (a)	12,600,000	12,600,000
O'Hare Tech Center II LLC,
Series 2002, AMT, LOC: LaSalle National Bank 3.100% 03/01/37 (a)	5,000,000	5,000,000
Series 2003, AMT,
Insured: FSA 3.220% 07/01/11 (b)	9,995,000	9,995,000
Series 2008, AMT,
Insured: CIFG, LIQ FAC: Morgan Stanley 3.310% 01/01/34 (a)	6,000,000	6,000,000
IL Chicago Single Family Mortgage Revenue
Series 2007, AMT,
Guarantor: GNMA/FNMA, SPA: Bank of New York 3.400% 12/01/38 (a)	5,360,000	5,360,000
IL Chicago Solid Waste Disposal Facility Revenue
Groot Industries, Inc.,
Series 1995, AMT, LOC: JPMorgan Chase Bank 4.150% 12/01/15 (a)	900,000	900,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Chicago
Series 2002 B,
Insured: MBIA, SPA: DEPFA Bank PLC
7.000% 01/01/37 (a)	145,460,000	145,460,000
IL Cicero Industrial Development Revenue
Harris Steel Co.,
Series 1996, AMT, LOC: American National Bank & Trust 4.450% 05/01/11 (a)	970,000	970,000
IL Des Plaines Industrial Development Revenue
MMP Properties LLC,
Series 1998, AMT, LOC: JPMorgan Chase & Co. 4.450% 10/01/18 (a)	1,705,000	1,705,000
IL Development Finance Authority Industrial Development Revenue
Campagna-Turano Bakery,
Series 2000, AMT, LOC: American National Bank & Trust 4.450% 08/01/25 (a)	3,450,000	3,450,000
Clingan Steel, Inc.,
Series 2003, AMT, LOC: LaSalle National Bank 4.450% 12/01/23 (a)	2,480,000	2,480,000
Engineered Polymer,
Series 1995, AMT, LOC: Wachovia Bank N.A. 3.450% 08/01/15 (a)	5,845,000	5,845,000
Forty Foot High Realty LLC,
Series 2002, AMT, LOC: National City Bank 3.220% 12/01/27 (a)	3,985,000	3,985,000
HSU Properties LLC,
Series 2003, AMT, LOC: Fifth Third Bank 3.290% 08/01/33 (a)	1,145,000	1,145,000
Knead Dough Banking Co.,
Series 2000, AMT, LOC: Bank One N.A. 4.450% 09/01/25 (a)	690,000	690,000
Rainbow Graphics, Inc.,
Series 2003, AMT, LOC: Bank One N.A. 4.450% 08/01/23 (a)	2,080,000	2,080,000

	Par ($)	Value ($)
Residential Rental Project,
Series 1994, AMT, 3.100% 04/01/24 (b)	10,110,000	10,110,000
Ruebenson Real Estate LLC,
Series 1999 A, AMT, LOC: National City Bank N.A. 3.220% 06/01/24 (a)	3,605,000	3,605,000
Series 1988, AMT,
LOC: Northern Trust Co. 3.000% 02/01/13 (a)	2,120,000	2,120,000
Series 1990 A, AMT,
LOC: Bank One Kentucky N.A. 3.250% 01/01/10 (a)	3,100,000	3,100,000
IL Development Finance Authority
Affordable Housing Revenue,
Lake Towers Associates II LP, Series 1997, AMT, LOC: Bank One N.A. 3.120% 10/01/23 (a)	8,565,000	8,565,000
Groot Industries, Inc.,
Series 2003, AMT, LOC: Bank One N.A. 4.150% 12/01/23 (a)	4,560,000	4,560,000
Jewish Council Youth Service,
Series 2003, LOC: Harris Trust Bank 3.050% 09/01/28 (a)	1,045,000	1,045,000
Multi-Family Revenue,
West Chicago Senior Apartment, Series 2003, AMT, LOC: Citibank N.A. 3.250% 02/01/38 (a)	6,700,000	6,700,000
River Oaks Partners,
Series 1989, AMT, Insured: FHLMC 3.100% 12/15/19 (a)	32,000,000	32,000,000
Sexton Energy,
Series 2003, AMT, LOC: Fifth Third Bank 3.220% 10/01/23 (a)	6,840,000	6,840,000
IL Finance Authority Industrial Development Revenue
Merug LLC,
Series 2004 A, AMT, LOC: JPMorgan Chase Bank 4.450% 12/01/18 (a)	2,015,000	2,015,000
Series 2005, AMT,
LOC: National City Bank 3.220% 11/01/18 (a)	1,015,000	1,015,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Finance Authority
Meyer Industries LLC,
Series 2006, AMT, LOC: Fifth Third Bank
3.230% 08/01/36 (a)	2,800,000	2,800,000
Multi-Family Revenue,
Waterton Vistas II LLC, Series 2004, AMT, Guarantor: FNMA 3.230% 10/15/34 (b)	8,500,000	8,500,000
Villagebrook LP,
Series 2005, AMT, Insured: FHLMC, LOC: FHLMC 3.290% 05/01/35 (a)	5,730,000	5,730,000
IL Gurnee Industrial Development Revenue
Kenall Manufacturing Co.,
Series 1998, AMT, 3.150% 03/01/18 (b)	710,000	710,000
IL Health Facilities Authority
University of Chicago Hospital,
Series 1994, Insured: MBIA, SPA: JPMorgan Chase Bank 7.000% 08/15/26 (a)	14,000,000	14,000,000
IL Housing Development Authority
Multi-Family Revenue:
Mattoon Towers Associates II, Series 2004, AMT, LOC: First National Bank 3.100% 01/01/34 (a)	3,195,000	3,195,000
Pontiac Tower Associates III, Series 2005, AMT, LOC: Harris N.A. 3.120% 09/01/35 (a)	3,730,000	3,730,000
Spring Creek Associates, Series 2004, AMT, LOC: LaSalle Bank N.A. 3.110% 04/01/34 (a)	6,060,000	6,060,000
Sterling Towers Associates II, Series 2001, AMT, LOC: Harris N.A. 3.110% 10/01/35 (a)	3,790,000	3,790,000
IL Jackson County Multi-Family Revenue
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.340% 07/01/35 (a)	9,570,000	9,570,000

	Par ($)	Value ($)
IL Lombard Village Industrial Projects
B&H Partnership Project,
Series 1995, LOC: LaSalle Bank N.A. 3.560% 10/01/13 (a)	1,500,000	1,500,000
IL New Lenox Industrial Development Revenue
Panduit Corp.,
Series 1990, AMT, LOC: Fifth Third Bank 3.120% 07/01/15 (a)	5,600,000	5,600,000
IL Orland Park Industrial Development Revenue
Panduit Corp.,
Series 1996, AMT, LOC: Fifth Third Bank 3.120% 04/01/31 (a)	2,500,000	2,500,000
IL Palos Hills Multi-Family Housing Revenue
Green Oaks Project,
Series 1998, AMT, 3.100% 08/01/29 (b)	3,670,000	3,670,000
IL Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT:
Guarantor: FNMA, LIQ FAC: Merrill Lynch Capital Services 3.360% 06/01/39 (a)	7,015,000	7,015,000
Guarantor: GNMA, SPA: Merrill Lynch Capital Services 3.380% 06/01/45 (a)	12,630,000	12,630,000
IL Regional Transportation Authority
Series 2004,
Insured: FGIC, SPA: Dexia Credit Local 3.200% 07/01/29 (a)	47,190,000	47,190,000
IL Savanna Industrial Development Revenue
Metform Corp. Project,
Series 1994 B, AMT, LOC: Bank One N.A. 3.500% 06/01/09 (a)	1,700,000	1,700,000
IL Skokie Industrial Development Revenue
Series 2003, AMT,
LOC: LaSalle Bank N.A. 3.170% 12/01/33 (a)	2,400,000	2,400,000
Illinois Total		490,052,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Indiana – 5.5%
IN Allen County Multi-Family Housing Redevelopment
Woodland Crest Hill Project,
Series 1999, AMT, 4.450% 08/01/17 (b)	2,500,000	2,500,000
IN Angola Economic Development Revenue
Series 2003, AMT,
LOC: National City Bank of Indiana 3.220% 08/01/23 (a)	2,740,000	2,740,000
IN Bloomington Multi-Family Revenue
Willow Manor Apartments Project,
Series 2002, AMT, LOC: Fifth Third Bank 3.290% 11/01/32 (a)	2,705,000	2,705,000
IN Development Finance Authority
Series 2002, AMT,
LOC: National City Bank of Indiana 3.220% 10/01/17 (a)	2,500,000	2,500,000
IN Elkhart Economic Development Revenue
Crossroads Apartments LLC,
Series 1998 A, AMT, LOC: FHLB 3.260% 04/01/28 (a)	770,000	770,000
Vahala Foam Enterprises Project,
Series 2002, AMT, LOC: Bank One N.A. 4.450% 09/01/17 (a)	1,200,000	1,200,000
IN Elkhart Industrial Development Revenue
Kibbe Properties LLC,
Series 2002, AMT, LOC: National City Bank of Indiana 3.270% 06/01/27 (a)	1,725,000	1,725,000
IN Finance Authority
Series 2005, AMT,
LOC: National City Bank 3.220% 10/01/12 (a)	4,000,000	4,000,000
IN Garrett Economic Development Revenue
Series 2005, AMT,
LOC: National City Bank 3.220% 01/01/21 (a)	5,160,000	5,160,000
IN Gibson County Pollution Control Revenue
Toyota Motor Manufacturing Project:
Series 1997, AMT, 3.050% 10/01/27 (b)	10,000,000	10,000,000
Series 1999, AMT, 3.050% 01/01/29 (b)	10,000,000	10,000,000

	Par ($)	Value ($)
Series 2000 A, AMT: 3.050% 01/01/28 (b)	10,000,000	10,000,000
3.050% 01/01/30 (b)	10,000,000	10,000,000
Series 2001 B, AMT: 3.050% 09/01/31 (b)	10,000,000	10,000,000
GTY AGMT: Toyota Motor Credit Corp. 3.050% 02/01/31 (a)	10,000,000	10,000,000
IN Greencastle Economic Development Revenue
Crown Equipment Corp. Project,
Series 1996, AMT, LOC: Key Bank N.A. 3.120% 02/01/11 (a)	2,000,000	2,000,000
IN Health Facility Financing Authority
Cardinal Center, Inc. Project,
Series 1996 A, LOC: Key Bank N.A. 3.090% 12/01/16 (a)	190,000	190,000
IN Indianapolis Airport Authority
2.100% 04/03/08	25,000,000	25,000,000
IN Indianapolis Local Public Improvement Bond Bank
Series 2006, AMT,
Insured: AMBAC, LIQ FAC: Dexia Credit Local 3.220% 01/01/19 (a)	10,360,000	10,360,000
Series 2007:
2.900% 07/01/08	15,525,000	15,525,000
2.950% 01/08/09	38,925,000	38,925,000
2.950% 01/08/09	8,500,000	8,500,000
IN Indianapolis Multi-Family Revenue
Nora Commons LP,
Series 2004 A, AMT, LOC: ABN AMRO Bank N.V. 3.100% 12/01/39 (a)	7,000,000	7,000,000
IN Jeffersonville Economic Development Revenue
Series 2001, AMT,
LOC: Fifth Third Bank 3.290% 08/01/21 (a)	2,150,000	2,150,000
Series 2003, AMT,
LOC: National City Bank of Kentucky 3.220% 04/01/23 (a)	4,460,000	4,460,000
IN Reset Optional Certificates Trust II-R
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.340% 01/03/19 (a)	133,785,000	133,785,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Rockport Pollution Control Revenue
Alaska Steel Corp.,
Series 1997 A, AMT, LOC: PNC Bank N.A. 3.050% 12/01/27 (a)	10,000,000	10,000,000
IN Rockport Revenue
Alaska Steel Corp.,
Series 1998 A, AMT, LOC: PNC Bank N.A. 3.050% 12/01/28 (a)	10,000,000	10,000,000
Series 1999 A, AMT,
LOC: PNC Bank N.A. 3.050% 06/01/29 (a)	10,000,000	10,000,000
IN South Bend Economic Development Authority
Series 2007, AMT,
LOC: Citizens Bank of PA 3.110% 04/01/27 (a)	8,105,000	8,105,000
IN St. Joseph County Economic Development Revenue
Pine Oak Apartments LP,
Series 1997 A, AMT, LOC: FHLB 3.140% 06/01/27 (a)	2,365,000	2,365,000
IN Washington County Industrial Economic Development Revenue
Series 2001, AMT,
LOC: National City Bank of Indiana 3.220% 08/01/16 (a)	3,010,000	3,010,000
Indiana Total		374,675,000
Iowa – 0.9%
IA Clinton Industrial Development Revenue
Series 2004, AMT,
LOC: Northern Trust Co. 3.150% 12/01/22 (a)	4,300,000	4,300,000
Sethness Products Co.,
Series 1996, AMT, LOC: Northern Trust Co. 3.150% 09/01/11 (a)	1,700,000	1,700,000
IA Finance Authority Industrial Development Revenue
US Filter Operating Services, Inc.,
Series 2001 A, AMT, LOC: Societe Generale 3.310% 11/01/17 (a)	4,770,000	4,770,000

	Par ($)	Value ($)
IA Finance Authority
Single Family Mortgage Revenue:
Series 2002, AMT, Guarantor: GNMA/FNMA, SPA: Wachovia Bank N.A. 3.400% 07/01/24 (a)	4,315,000	4,315,000
Series 2006 C, AMT, Guarantor: GNMA/FNMA, SPA: State Street Bank & Trust Co. 3.150% 01/01/36 (a)	12,000,000	12,000,000
Series 2006, AMT, LIQ FAC: Landesbank Hessen-Thuringen 3.360% 12/01/09 (a)	665,000	665,000
IA Linn County Industrial Development Revenue
Swiss Valley Farms Co.,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 3.260% 05/01/21 (a)	4,200,000	4,200,000
IA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: Merrill Lynch, GIC: Pallas Capital Corp. 3.380% 12/01/09 (a)	27,205,000	27,205,000
IA West Burlington Industrial Development Revenue
Borhi Oil Hydraulic,
Series 2001 B, AMT, LOC: American National Bank & Trust 4.450% 01/01/11 (a)	400,000	400,000
Iowa Total		59,555,000
Kansas – 0.3%
KS Development Finance Authority
Exempt Facilities Revenue,
Seaboard Project, Series 1995 A, AMT, LOC: Bank of New York 3.000% 12/01/25 (a)	9,200,000	9,200,000
Multi-Family Revenue,
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 3.340% 11/01/35 (a)	6,465,000	6,465,000
KS Wichita Airport Authority
Berkshire Hathaway, Inc.,
Series 2003 A, AMT, 3.450% 11/01/31 (b)	2,860,000	2,860,000
Kansas Total		18,525,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Kentucky – 2.5%
KY Bardstown
Linpac Materials Handling,
Series 2000, AMT, LOC: Bank of the West 1.000% 10/01/19 (a)	4,030,000	4,030,000
KY Campbellsville-Taylor County Industrial Development Revenue
Airguard Industrial, Inc.,
Series 2001, AMT, LOC: Northern Trust Co. 3.150% 05/01/31 (a)	7,410,000	7,410,000
KY Christian County Associates of Leasing Trust
Series 2007 B,
LOC: U.S. Bank N.A. 3.500% 08/01/37 (a)	10,000,000	10,000,000
KY Daviess County Health Care Revenue
Wendell Fosters Campus for Development,
Series 2001, AMT, LOC: National City Bank 3.170% 05/01/21 (a)	3,500,000	3,500,000
KY Daviess County Industrial Building Revenue
Series 2003, AMT,
LOC: National Bank of Kentucky 3.220% 05/01/18 (a)	3,500,000	3,500,000
KY Glasgow Industrial Building Revenue
Ply Tech Corp.:
Series 1994, AMT, LOC: Fifth Third Bank 3.230% 05/01/14 (a)	1,820,000	1,820,000
Series 2006, AMT, LOC: Fifth Third Bank 3.290% 07/01/26 (a)	2,910,000	2,910,000
KY Hopkins County Industrial Building Revenue
Series 2007 J, AMT,
LOC: PNC Bank N.A. 3.120% 10/01/17 (a)	7,750,000	7,750,000
KY Hopkinsville
Series 2006, AMT,
LOC: Branch Banking & Trust 3.280% 06/01/26 (a)	3,610,000	3,610,000
KY Housing Corp.
Clarksdale Rental I LP,
Series 2006 A, AMT, LOC: PNC Bank Delaware 3.120% 06/01/08 (b)	2,345,000	2,345,000

	Par ($)	Value ($)
Multi-Family Housing,
Series 2007, AMT, LOC: National City Bank 3.120% 12/15/37 (a)	4,000,000	4,000,000
Series 2005 B, AMT,
SPA: BNP Paribas 3.310% 07/01/32 (a)	14,370,000	14,370,000
Series 2005 L, AMT,
SPA: BNP Paribas 3.310% 07/01/36 (a)	20,000,000	20,000,000
Series 2006 C, AMT,
SPA: BNP Paribas 3.310% 07/01/36 (a)	15,175,000	15,175,000
Series 2006 F, AMT,
SPA: BNP Paribas 3.310% 07/01/29 (a)	2,500,000	2,500,000
Series 2006 M, AMT,
SPA: BNP Paribas 3.310% 01/01/33 (a)	10,600,000	10,600,000
KY Jefferson County Industrial Building Revenue
Dant Growth LLC,
Series 2002, AMT, LOC: Bank One Kentucky N.A. 3.220% 09/01/22 (a)	3,330,000	3,330,000
KY Jefferson County Industrial Development Revenue
WHIP-Mix Corp.,
Series 1997, AMT, LOC: National City Bank Kentucky 3.320% 06/01/12 (a)	545,000	545,000
KY Kenton County Airport Board
FlightSafety International, Inc.,
Series 2001 A, AMT, 3.430% 06/01/21 (a)	17,900,000	17,900,000
KY Kenton County Industrial Building Revenue
Baptist Convalescent Center,
Series 1998, LOC: Fifth Third Bank 3.100% 07/01/18 (a)	970,000	970,000
Series 2002, AMT,
LOC: Fifth Third Bank 3.290% 04/01/17 (a)	2,630,000	2,630,000
KY Lexington-Fayette Urban County Airport Corp.
Series 1998 A, AMT,
Insured: MBIA, LOC: Dexia Credit Local, SPA: Cedit Local De France 5.150% 07/01/28 (a)	1,000,000	1,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 1998 C, AMT,
Insured: MBIA, LOC: Dexia Credit Local 5.150% 07/01/13 (a)	1,000,000	1,000,000
KY Louisville & Jefferson County Metropolitan Government
First Trust Restoration Partners,
Series 2005 A, AMT, LOC: Regions Bank 3.260% 01/01/11 (a)	1,100,000	1,100,000
KY Louisville & Jefferson County Regional Airport Authority
United Parcel Service,
Series 1999 C, AMT, 3.190% 01/01/29 (b)	6,800,000	6,800,000
KY Minor Lane Heights Solid Waste Disposal Revenue
Waste Management Kentucky LLC Project,
Series 2003, AMT, LOC: Wachovia Bank N.A. 3.120% 03/01/21 (a)	6,000,000	6,000,000
KY Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
Guarantor: FNMA, SPA: Merrill Lynch Capital Services 3.360% 12/01/41 (a)	6,635,000	6,635,000
KY Rural Economic Development Authority Revenue
Heaven Hill Project,
Series 1991, AMT, LOC: PNC Bank N.A. 3.120% 10/01/16 (a)	2,000,000	2,000,000
KY West Buechel Industrial Building Revenue
Berby Fabricating LLC Project,
Series 2004, AMT, LOC: Fifth Third Bank 3.290% 06/01/24 (a)	3,890,000	3,890,000
Kentucky Total		167,320,000
Louisiana – 0.8%
LA Calcasieu Parish, Inc. Industrial Development Board
Citgo Petroleum Corp.,
Series 1994, AMT, LOC: BNP Paribas 3.700% 12/01/24 (a)	14,900,000	14,900,000
Hydroserve Westlake Project,
Series 1999, AMT, LOC: Bank One Chicago N.A. 3.350% 12/01/24 (a)	5,100,000	5,100,000

	Par ($)	Value ($)
LA Housing Finance Agency
Multi-Family Housing Revenue,
Series 2006, AMT, Guarantor: FNMA, SPA: Merrill Lynch Capital Services 3.360% 03/01/39 (a)	5,160,000	5,160,000
LA Morgan Keegan Municipal Products, Inc.
Series 2007 A, AMT,
SPA: Lloyds TSB Bank PLC, GIC: Transamerica Life Insurance Co. 3.300% 02/01/11 (a)	27,060,000	27,060,000
LA St. Charles Parish Pollution Control Revenue
Shell Oil Co.,
Series 1991, AMT, 3.800% 11/01/21 (b)	1,500,000	1,500,000
Louisiana Total		53,720,000
Maine – 1.1%
ME Housing Authority
General Housing Revenue,
Series 2005, AMT, LIQ FAC: Landesbank Hessen-Thuringen 3.220% 12/01/10 (a)	120,000	120,000
Mortgage Revenue:
Series 2004 B-3, AMT, SPA: State Street Bank & Trust Co. 3.200% 11/15/27 (a)	6,000,000	6,000,000
Series 2007 E-2, AMT, SPA: State Street Bank & Trust Co. 3.050% 11/15/41 (a)	8,000,000	8,000,000
ME Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: Bank of New York,
SPA: Rabobank International
3.220% 12/01/10 (a)	61,570,000	61,570,000
Maine Total		75,690,000
Maryland – 1.3%
MD Administration Department of Housing & Community Development
Fort Washington Manor LP,
Series 2005 A, AMT, LOC: Citibank N.A. 2.880% 11/15/38 (a)	9,700,000	9,700,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2004 F, AMT,
SPA: Lloyds TSB Bank PLC 3.210% 09/01/35 (a)	12,150,000	12,150,000
Series 2007 C, AMT,
Insured: FHLMC 3.000% 12/01/37 (b)	5,200,000	5,200,000
MD Carroll County Commissioners Economic Development Revenue
Shelter System Limited Facility,
Series 2004, AMT, LOC: Branch & Banking Trust 3.280% 07/01/24 (a)	4,950,000	4,950,000
MD Montgomery County Housing Opportunites Commission
Series 2006, AMT,
SPA: Danske Bank 3.310% 02/01/40 (a)	31,985,000	31,985,000
MD Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: Bank of New York, SPA: Trinity Funding Co. LLC: 3.220% 01/01/10 (a)	21,125,000	21,125,000
3.220% 10/01/39 (a)	5,415,000	5,415,000
Maryland Total		90,525,000
Massachusetts – 2.4%
MA Lehman Municipal Trust Receipts
Series 2007,
Insured: FGIC, LIQ FAC: Lehman Liquidity Co. 2.230% 05/01/37 (a)	67,500,000	67,500,000
MA Puttable Floating Option Tax-Exempt Receipts
Series 2007,
Insured: FGIC, LIQ FAC: Dexia Credit Local 3.190% 01/01/30 (a)	21,460,000	21,460,000
MA State
3.030% 03/07/08	25,000,000	25,000,000
3.180% 03/12/08	50,000,000	50,000,000
Massachusetts Total		163,960,000
Michigan – 3.2%
MI Detroit Economic Development Corp.
Series 2001 A, AMT,
Insured: AMBAC 4.350% 05/01/08	6,295,000	6,305,706

	Par ($)	Value ($)
MI Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
LIQ FAC: Deutsche Bank AG 3.220% 12/01/26 (a)	13,475,000	13,475,000
MI Housing Development Authority
Multi-Family Revenue,
Canterbury Project, Series 2003 A, AMT, LOC: LaSalle Bank 3.100% 06/01/38 (a)	9,500,000	9,500,000
Rental Housing Revenue,
Series 2002 A, AMT, Insured: MBIA, LOC: Landesbank Hessen-Thuringen 7.000% 04/01/37 (a)	80,000	80,000
Series 2006 B, AMT,
SPA: DEPFA Bank PLC 3.380% 06/01/30 (a)	20,000,000	20,000,000
Series 2007 C, AMT,
SPA: Bank of Nova Scotia 3.310% 10/01/42 (a)	56,325,000	56,325,000
Single Family Mortgage Revenue,
Series 2005 B, AMT: LOC: DEPFA Bank PLC 3.380% 06/01/30 (a)	20,870,000	20,870,000
SPA: DEPFA Bank PLC 3.380% 12/01/25 (a)	13,635,000	13,635,000
MI Jackson County Economic Development Corp.
Kellogg Crankshaft Co.,
Series 2000, LOC: National City Bank 3.270% 08/01/12 (a)	1,935,000	1,935,000
MI Macomb County Economic Development Corp.
Series 2007 A, AMT,
LOC: National City Bank 3.220% 12/01/17 (a)	2,555,000	2,555,000
MI Municipal Bond Authority
Series 2007 B-1,
4.500% 08/20/08	41,675,000	41,829,721
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 3.500% 02/01/16 (a)	1,300,000	1,300,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MI Strategic Fund Ltd.
American Autocoat, Inc.,
Series 2002, AMT, LOC: Fifth Third Bank 3.290% 10/01/22 (a)	4,295,000	4,295,000
B & C Leasing LLC,
Series 1999, AMT, LOC: LaSalle Bank 3.100% 07/01/24 (a)	2,200,000	2,200,000
Erin Flint Properties LLC,
Series 2006, AMT, LOC: Fifth Third Bank 3.290% 07/01/26 (a)	3,980,000	3,980,000
Home, Inc.,
Series 2002, AMT, LOC: Fifth Third Bank 3.290% 11/01/22 (a)	1,820,000	1,820,000
Lapeer Technologies LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 3.500% 02/01/20 (a)	1,700,000	1,700,000
LRV Enterprises LLC,
Series 1996, AMT, LOC: National City Bank 3.320% 09/01/21 (a)	405,000	405,000
Michigan Turkey Producers,
Series 2000 A, AMT, LOC: Fifth Third Bank 3.230% 05/01/15 (a)	1,600,000	1,600,000
Series 1999, AMT,
LOC: National City Bank 3.270% 06/01/24 (a)	1,015,000	1,015,000
Series 2000, AMT,
LOC: KeyBank N.A. 3.160% 07/01/20 (a)	1,900,000	1,900,000
Series 2003, AMT:
LOC: Fifth Third Bank 3.290% 08/01/23 (a)	905,000	905,000
LOC: National City Bank 3.170% 12/01/28 (a)	2,140,000	2,140,000
MI Wayne Charter County Airport Authority
Series 2007 A, AMT,
Insured: FGIC, LIQ FAC: Bayerische Landesbank 3.290% 12/01/37 (a)	9,500,000	9,500,000
Michigan Total		219,270,427

	Par ($)	Value ($)
Minnesota – 1.0%
MN Eden Prairie Industrial Development Revenue
SWB LLC,
Series 2000 A, AMT, LOC: US Bank N.A. 3.440% 11/01/20 (a)	2,035,000	2,035,000
MN Housing Finance Agency
Series 2004 A, AMT,
SPA: Lloyds TSB Bank PLC 3.270% 01/01/32 (a)	24,335,000	24,335,000
Series 2007 K, AMT,
3.780% 08/11/08	27,000,000	27,000,000
MN Springfield Industrial Development Revenue
OCHS Brick Co.,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 3.260% 05/01/16 (a)	3,695,000	3,695,000
MN St. Paul Port Authority Industrial Development Revenue
Camada LP,
Series 2005, AMT, LOC: Wells Fargo Bank N.A. 3.260% 12/01/12 (a)	2,400,000	2,400,000
MN UBS Municipal Certificates
Series 2007, AMT,
SPA: Bank of New York 3.270% 03/12/10 (a)(c)	6,295,000	6,295,000
Minnesota Total		65,760,000
Mississippi – 0.2%
MS Business Finance Corp.
Hamlin Sheet Metal Co., Inc.:
Series 2005 A, AMT, LOC: Branch Banking & Trust Co. 3.280% 03/01/15 (a)	1,440,000	1,440,000
Series 2005, AMT, LOC: Branch Banking & Trust Co. 3.280% 03/01/25 (a)	2,210,000	2,210,000
MS Home Corp.
Multi-Family Revenue,
Brandon Housing Associates LP, Series 2001-2, AMT, LOC: Regions Bank 3.250% 05/01/31 (a)	6,300,000	6,300,000
Mississippi Total		9,950,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Missouri – 0.6%
MO Development Finance Board
The Nelson Gallery Foundation,
Series 2001 B, Insured: MBIA, SPA: JPMorgan Chase Bank 4.750% 12/01/31 (a)	6,900,000	6,900,000
MO Health & Educational Facilities Authority
Churchill Center & School,
Series 2006, LOC: National City Bank 3.120% 12/01/26 (a)	2,645,000	2,645,000
MO Mountain Grove Industrial Development Authority
Health Care Facility Revenue,
Mountain Grove #1, Inc., Series 1997, AMT,
LOC: Wahovia Bank 2.990% 11/01/13 (a)	1,515,000	1,515,000
MO Scott Industrial Development Authority
Series 2007, AMT,
LOC: Regions Bank 3.270% 05/01/22 (a)	2,900,000	2,900,000
MO St. Louis Industrial Development Authority
General Grant Apartments,
Series 2003, AMT, LOC: U.S. Bank N.A. 3.270% 03/01/38 (a)	19,445,000	19,445,000
MO Washington Industrial Development Authority
Whistle Point Partnership,
Series 2006, AMT, LOC: Bank of Washington, LOC: U.S. Bank N.A. 3.250% 05/01/28 (a)	6,600,000	6,600,000
Missouri Total		40,005,000
Montana – 0.7%
MT Board of Housing
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.320% 05/01/40 (a)	5,045,000	5,045,000
MT Board of Investment Resource Recovery
Series 1989, AMT,
LOC: Union Bank of CA N.A. 3.800% 12/30/15 (a)	45,300,000	45,300,000
Montana Total		50,345,000

	Par ($)	Value ($)
Nebraska – 0.4%
NE Lancaster County Industrial Development Revenue
MLLC LLC,
Series 2000 A, AMT, LOC: Wells Fargo Bank N.A. 3.260% 11/01/20 (a)	4,225,000	4,225,000
NE Lincoln Electrical Systems Revenue
3.030% 03/07/08	20,000,000	20,000,000
Nebraska Total		24,225,000
Nevada – 3.9%
NV Clark County Passenger Facility Charge Revenue
Series 2005 A1, AMT,
Insured: MBIA, SPA: Bayerische Landesbank 3.650% 07/01/22 (a)	122,500,000	122,500,000
Series 2005 A2, AMT,
Insured: MBIA, SPA: Bayerische Landesbank 3.650% 07/01/22 (a)	117,700,000	117,700,000
NV Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
Insured: AMBAC, LIQ FAC: Deutsche Bank AG 3.250% 07/01/23 (a)	4,210,000	4,210,000
NV Housing Division
Series 2007, AMT,
Insured: AMBAC, LIQ FAC: Wells Fargo & Co. 3.250% 04/01/41 (a)	9,155,000	9,155,000
Sonoma Palms LP,
Series 2005, AMT, Guarantor: FNMA 3.050% 04/15/39 (b)	11,300,000	11,300,000
Nevada Total		264,865,000
New Hampshire – 0.1%
NH Business Finance Authority Exempt Facilities Revenue
Waste Management of New Hampshire, Inc. Project,
Series 2000, AMT, LOC: Wachovia Bank N.A. 3.430% 09/01/12 (a)	3,500,000	3,500,000
New Hampshire Total		3,500,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
New Jersey – 0.7%
NJ Economic Development Authority
Series 2005,
Insured: FSA, LIQ FAC: Merrill Lynch Capital Services 3.200% 09/01/25 (a)	19,490,000	19,490,000
NJ Transportation Trust Fund Authority
Series 2004,
Insured: FGIC, SPA: Dexia Credit Local 3.200% 06/15/23 (a)	12,885,000	12,885,000
Series 2005:
Insured: FGIC, SPA: Dexia Credit Local 3.260% 12/15/20 (a)	5,890,000	5,890,000
Insured: MBIA, SPA: Dexia Credit Local 3.200% 12/15/16 (a)	9,305,000	9,305,000
New Jersey Total		47,570,000
New York – 3.6%
NY Bank of New York Municipal Certificates Trust
Series 2007, AMT,
SPA: Bank of New York
3.050% 05/01/16 (a)	50,321,000	50,321,000
NY Bethlehem Industrial Development Agency
467 Delaware Avenue LLC,
Series 2003 A, AMT, LOC: Hudson River Bank & Trust Co., LOC: FHLB 3.150% 09/01/33 (a)	3,220,000	3,220,000
NY Convention Center Operating Corp.
Series 2008,
Insured: AMBAC, LIQ FAC: Morgan Stanley 3.310% 11/15/44 (a)	13,165,000	13,165,000
NY Dormitory Authority Revenues
Series 2003 2A,
Insured: MBIA, SPA: JPMorgan Chase Bank 5.000% 02/15/31 (a)	116,960,000	116,960,000
NY Lehman Municipal Trust Receipts
Series 2008,
Insured: Lehman Brothers 3.490% 07/01/33 (b)	11,100,000	11,100,000

	Par ($)	Value ($)
NY Local Government Assistance Corp.
Series 2006,
Insured: MBIA, LIQ FAC: Dexia Credit Local 1.000% 04/01/21 (a)	5,250,000	5,250,000
NY New York City Housing Development Corp.
Grace Towers Apartments LP,
Series 2005 A, AMT, LOC: Citibank N.A. 2.970% 01/01/37 (a)	7,400,000	7,400,000
Target LP,
Series 2006 A, AMT, LOC: Citibank N.A. 2.970% 02/01/38 (a)	4,320,000	4,320,000
NY New York City Municipal Water Finance Authority
Series 2002 C-1,
SPA: DEPFA Bank PLC 3.050% 06/15/18 (a)	31,200,000	31,200,000
Series 2005 AA-1,
3.400% 06/15/32 (b)	2,420,000	2,420,000
New York Total		245,356,000
North Carolina – 1.2%
NC Agriculture Finance Authority Development Revenue
McGill Environment System,
Series 2003, AMT, LOC: Branch Bank & Trust 3.280% 12/01/15 (a)	2,400,000	2,400,000
NC Burke Industrial Facility Pollution Control Revenue
Cox Manufacturing Co.,
Series 2003, AMT, LOC: Branch Banking & Trust 3.280% 06/01/24 (a)	1,495,000	1,495,000
NC Catawba County Industrial Facilities & Pollution Control
Von Drehle Properties LLC,
Series 2001, AMT, LOC: Branch Banking & Trust 3.280% 12/01/21 (a)	2,660,000	2,660,000
NC Charlotte Airport Revenue
Series 1997 A, AMT,
Insured: MBIA, SPA: JPMorgan Chase Bank 3.650% 07/01/17 (a)	4,000,000	4,000,000
NC Davidson County Industrial Pollution Control Revenue
Childress Winery LLC,
Series 2004, AMT, 3.280% 04/01/26 (a)	4,750,000	4,750,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
Insured: FGIC, LIQ FAC: Deutsche Bank AG 3.250% 05/01/24 (b)	1,325,000	1,325,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
Quantum Group, Inc.,
Series 2000, AMT, LOC: Regions Bank 3.210% 06/01/20 (a)	1,840,000	1,840,000
NC Guilford County Multi-Family Housing Revenue
Brentwood Crossings Apartments,
Series 2003, AMT, LOC: SunTrust Bank 3.350% 12/01/35 (a)	4,900,000	4,900,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Sullivan Corp. Project,
Series 1996, AMT, LOC: Bank One Milwaukee N.A. 4.450% 01/01/11 (a)	810,000	810,000
Valspar Corp.,
Series 1995, AMT, LOC: Wachovia Bank N.A. 3.500% 06/01/15 (a)	2,900,000	2,900,000
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
Autry Mills,
Series 1999, AMT, LOC: Branch & Banking Trust 3.280% 02/01/13 (a)	2,940,000	2,940,000
Hamlin Sheet Metal Co.,
Series 1997, AMT, LOC: Branch Banking & Trust 3.280% 11/01/17 (a)	2,000,000	2,000,000
NC Lincoln Electric Systems Authority
1.500% 04/03/08	30,450,000	30,450,000
NC Mecklenburg County Multi-Family Housing Revenue
Barrington Oaks LLC,
Series 2003, AMT, LOC: SunTrust Bank 3.400% 09/01/35 (a)	4,495,000	4,495,000

	Par ($)	Value ($)
NC Port Authority Exempt Facilities Revenue
Wilmington Bulk LLC,
Series 2001 A, AMT, LOC: Branch Banking & Trust 3.280% 09/01/22 (a)	2,165,000	2,165,000
NC Rocky Mount Multi-Family Housing Revenue
Series 2006, AMT,
Guarantor: FNMA, LIQ FAC: Merrill Lynch & Co. 3.360% 08/01/39 (a)	4,795,000	4,795,000
NC Rowan County Industrial Facilities Pollution Control Financing Authority
PHC LLC Project,
Series 1999, AMT, LOC: Branch Banking & Trust 3.280% 03/01/14 (a)	3,205,000	3,205,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Series 2007, AMT,
LOC: Branch Banking & Trust 3.280% 03/01/27 (a)	5,000,000	5,000,000
North Carolina Total		82,130,000
North Dakota – 0.1%
ND Housing Finance Agency Revenue
Series 2002 B, AMT, Insured: FSA, SPA: FHLMC 3.060% 01/01/34 (a)	9,700,000	9,700,000
North Dakota Total		9,700,000
Ohio – 2.3%
OH Air Quality Development Authority
Ohio Edison Co.,
Series 1998, AMT, LOC: Wachovia Bank 4.150% 09/01/18 (a)	2,000,000	2,000,000
OH Akron Metropolitan Housing Authority
Series 1998,
LOC: Fifth Third Bank 3.160% 04/01/18 (a)	2,205,000	2,205,000
OH Cuyahoga County Hospital Revenue
Series 2005,
LOC: National City Bank 3.160% 02/01/35 (a)	1,195,000	1,195,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Cuyahoga County Multi-Family Revenue
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.340% 02/01/33 (a)	5,740,000	5,740,000
OH Franklin County Multi-Family Housing Revenue
Series 2005, AMT,
LOC: Fifth Third Bank 3.290% 08/01/35 (a)	3,700,000	3,700,000
OH Greene County Industrial Development Revenue
Series 1995, AMT,
LOC: KeyBank N.A. 3.160% 09/01/16 (a)	110,000	110,000
OH Hancock County Industrial Development Revenue
Koehler Brothers, Inc.,
Series 1999, AMT, LOC: National City Bank 3.160% 06/01/14 (a)	885,000	885,000
OH Hancock County Multi-Family Revenue
Pedcor Investments,
Series 1998 B, AMT, LOC: FHLB 3.360% 01/01/31 (a)	720,000	720,000
OH Housing Finance Agency
Series 2007 E, AMT,
Guarantor: GNMA/FNMA, SPA: KBC Bank N.V. 3.050% 09/01/38 (a)	100,000,000	100,000,000
OH Lorain County Industrial Development Revenue
Series 2007, AMT,
LOC: National City Bank 3.220% 11/01/27 (a)	3,800,000	3,800,000
OH Lorain Port Authority Revenue
J. Alan Spitzer,
Series 1999, AMT, LOC: National City Bank 3.500% 12/01/19 (a)	2,600,000	2,600,000
OH Lucas County Industrial Development Revenue
Series 1997, AMT,
3.320% 07/01/09 (b)	375,000	375,000
OH Medina Industrial Development Revenue
Series 2003 A, AMT,
LOC: Fifth Third Bank 3.290% 09/01/23 (a)	1,375,000	1,375,000

	Par ($)	Value ($)
OH Rickenbacher Port Authority
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.340% 01/01/35 (a)	4,740,000	4,740,000
OH Summit County Industrial Development Revenue
Quality Mold, Inc.,
Series 1999, AMT, LOC: KeyBank N.A. 3.160% 06/01/19 (a)	2,350,000	2,350,000
OH Toledo Lucas County Port Authority Airport Development Revenue
Flight Safety International Inc. Project,
Series 1998-1, AMT, 3.430% 01/01/18 (b)	15,800,000	15,800,000
OH Water Development Authority
Firstenergy Nuclear Generation,
Series 2006 A, AMT, LOC: Barclays Bank PLC 3.060% 06/15/33 (a)	10,000,000	10,000,000
OH Wood County Industrial Development Revenue
Series 2001, AMT,
LOC: Fifth Third Bank 3.290% 09/01/16 (a)	1,220,000	1,220,000
Ohio Total		158,815,000
Oklahoma – 1.7%
OK Claremore Industrial & Redevelopment Revenue
Whirlwind Steel Buildings Project,
Series 2001, AMT, LOC: Chase Manhattan Bank 4.450% 09/01/16 (a)	1,290,000	1,290,000
OK County Finance Authority
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.490% 08/01/37 (a)	5,950,000	5,950,000
OK Development Finance Authority Revenue
Series 1997, AMT,
LOC: Bank of New York 3.000% 03/01/27 (a)	8,800,000	8,800,000
OK Housing Finance Agency Single Family Revenue
Series 2001 PT-1288, AMT,
SPA: Merrill Lynch Capital Services 3.360% 01/01/09 (b)	705,000	705,000
Series 2007, AMT,
LIQ FAC: Goldman Sachs, GIC: AIG 3.270% 09/01/40 (a)	28,950,851	28,950,851

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OK Industrial Authority Economic Development Revenue
Series 2003, AMT,
LOC: Fifth Third Bank 3.290% 10/01/23 (a)	1,680,000	1,680,000
OK Industries Authority
Integris Baptist Medical Center,
Series 1999 B, Insured: MBIA, SPA: JPMorgan Chase Bank 4.750% 08/15/29 (a)	7,460,000	7,460,000
OK Morgan Keegan Municipal Products, Inc.
Series 2005 D, AMT,
SPA: BNP Paribas 3.300% 02/01/10 (a)	52,410,000	52,410,000
OK Pittsburg County Economic Development Authority
Simonton Building Products, Inc.,
Series 2001, AMT, LOC: PNC Bank N.A. 3.160% 10/01/21 (a)	5,000,000	5,000,000
Oklahoma Total		112,245,851
Oregon – 0.9%
OR Economic Development Revenue
KRC Western, Inc.,
Series 1997 178, AMT, LOC: Wachovia Bank N.A. 3.450% 01/01/17 (a)	7,650,000	7,650,000
LD McFarland Cascade Co. Ltd.,
Series 1996, AMT, LOC: U.S. Bank of Washington 3.340% 11/01/16 (a)	2,390,000	2,390,000
Oregon Metal Slitters, Inc.,
Series 1997, AMT, LOC: KeyBank N.A. 3.090% 04/01/24 (a)	4,695,000	4,695,000
OR Homeowner Revenue
Series 2006, AMT,
SPA: Merrill Lynch Capital Services, GIC: Trinity Funding Co. LLC 3.220% 05/01/10 (a)	33,100,000	33,100,000
OR Housing & Community Services Department
Series 2008 C, AMT,
SPA: KBC Bank NV 3.100% 07/01/38 (a)	10,000,000	10,000,000
Oregon Total		57,835,000

	Par ($)	Value ($)
Pennsylvania – 2.8%
PA Allegheny County Sanitation Authority
Series 2008,
Insured: FGIC, LIQ FAC: Morgan Stanley 3.190% 12/01/37 (a)	59,905,000	59,905,000
PA Authority for Industrial Development
Goldenberg Candy Co.,
Series 1997, AMT, LOC: Wachovia Bank
2.950% 01/01/13 (a)	1,895,000	1,895,000
PA Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
Insured: FSA, LIQ FAC: Deutsche Bank AG 3.250% 06/15/37 (a)	1,255,000	1,255,000
PA Economic Development Financing Authority
Series 2006, AMT,
LOC: Citizens Bank of PA 3.230% 12/01/36 (a)	5,980,000	5,980,000
Wegner's Feed Mill, Inc.,
Series 1999 B-1, AMT, LOC: First Union National Bank 3.500% 07/01/19 (a)	5,820,000	5,820,000
PA Elk County Industrial Development Authority Revenue
Clarion Sintered Metals,
Series 1998, AMT, LOC: PNC Bank N.A. 3.160% 03/01/09 (a)	620,000	620,000
PA Grove City Area Hospital Authority
Grove Manor,
Series 2005, LOC: Fifth Third Bank 3.210% 12/01/29 (a)	9,320,000	9,320,000
PA Indiana County Industrial Development Authority
Constellation Energy Corp.,
Series 1997 A, AMT, LOC: Bank One N.A. 3.230% 06/01/27 (a)	2,750,000	2,750,000
PA Moon Industrial Development Authority
One Thorn Run Associates,
Series 1995 A, AMT,
LOC: National City Bank 3.170% 11/01/15 (a)	4,320,000	4,320,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Philadelphia Airport Revenue
Series 2005 C, AMT,
Insured: MBIA, SPA: JPMorgan Chase Bank 7.000% 06/15/25 (a)	92,015,000	92,015,000
PA Westmoreland County Industrial Development Authority
Rhodin Enterprises,
Series 1997, AMT, LOC: National City Bank N.A. 2.950% 04/01/17 (a)	2,680,000	2,680,000
Series 1998 A, AMT,
LOC: National City Bank N.A. 3.220% 10/01/13 (a)	2,005,000	2,005,000
Pennsylvania Total		188,565,000
Puerto Rico – 0.3%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005,
Insured: AMBAC, LIQ FAC: Dexia Credit Local 3.230% 07/01/41 (a)	18,500,000	18,500,000
Puerto Rico Total		18,500,000
South Carolina – 1.2%
SC Housing Finance & Development Authority
Arrington Place Apartment LP,
Series 2001, AMT, LOC: SunTrust Bank 3.400% 12/01/33 (a)	1,205,000	1,205,000
Improvement Bayside Apartments,
LOC: Wachovia Bank N.A. 3.430% 07/15/39 (a)	17,250,000	17,250,000
Spring Grove LP,
Series 2000, AMT, LOC: SunTrust Bank 3.350% 12/01/34 (a)	7,135,000	7,135,000
SC Jobs Economic Development Authority
1350 Shiloh Properties,
Series 2007, AMT, LOC: National City Bank 3.220% 09/01/27 (a)	7,575,000	7,575,000
Abraham Industries LLC,
Series 1999, AMT, LOC: PNC Bank N.A. 3.160% 05/01/14 (a)	3,975,000	3,975,000

	Par ($)	Value ($)
Banks Construction Co.,
Series 1999, AMT, LOC: Wachovia Bank of North Carolina 3.450% 05/01/09 (a)	700,000	700,000
Imagepoint, Inc.,
Series 2005, AMT, LOC: Wachovia Bank N.A. 3.450% 12/01/23 (a)	3,470,000	3,470,000
Kravet Fabrics, Inc.,
Series 1997, AMT, LOC: Bank of New York 3.000% 03/01/12 (a)	1,710,000	1,710,000
Mancor Industries, Inc.,
Series 1999, AMT, LOC: PNC Bank N.A. 3.160% 05/01/14 (a)	645,000	645,000
Performance Friction Corp.,
Series 2001, AMT, LOC: Wachovia Bank N.A. 3.450% 06/01/12 (a)	2,520,000	2,520,000
Quoize, Inc. Project,
Series 1996, AMT, LOC: Bank of New York 3.280% 05/01/16 (a)	3,775,000	3,775,000
Rock Tennessee Converting Co.,
Series 2002, AMT, LOC: SunTrust Bank 3.400% 04/01/32 (a)	2,500,000	2,500,000
Sargent Metal Fabricators,
Series 2002, AMT, LOC: Branch Banking & Trust 3.280% 11/01/22 (a)	3,185,000	3,185,000
SoPakCo., Inc.,
Series 2006, AMT,
LOC: Regions Bank
3.230% 02/01/16 (a)	7,240,000	7,240,000
Southeastern Fly Ash Co.,
Series 2000, AMT, LOC: Wachovia Bank N.A. 3.430% 01/01/14 (a)	6,200,000	6,200,000
Vista Hotel Partners LLC,
Series 2005, AMT, LOC: SunTrust Bank 3.350% 12/01/35 (a)	13,500,000	13,500,000
South Carolina Total		82,585,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
South Dakota – 0.6%
SD Economic Development Financing Authority Industrial Development Revenue
Lomar Development Co. Project,
Series 1996 B, AMT, LOC: U.S. Bank N.A. 3.440% 08/01/08 (b)	100,000	100,000
SD Housing Development Authority
Series 2003, AMT,
LOC: Landesbank Hessen-Thuringen 3.270% 05/01/34 (a)	5,000,000	5,000,000
Series 2007, AMT,
4.500% 06/01/08	5,000,000	5,033,093
Single Family Mortgage Revenue,
Series 2006, AMT: LIQ FAC: Landesbank Hessen-Thuringen 3.310% 05/01/45 (a)	11,180,000	11,180,000
LOC: Merrill Lynch Capital Services 3.360% 05/01/45 (a)	1,385,000	1,385,000
SD Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT:
LIQ FAC: Bank of New York, GIC: Pallas Capital Corp. 3.380% 05/01/45 (a)	9,045,000	9,045,000
LIQ FAC: BNP Paribas 3.220% 11/01/26 (a)	11,095,000	11,095,000
South Dakota Total		42,838,093
Tennessee – 1.5%
TN Brownsville Industrial Development Board Industrial Development Revenue
Dynametal Technologies, Inc.,
Series 1997, AMT, LOC: Union Planters Bank 4.000% 06/01/12 (a)	3,255,000	3,255,000
TN Franklin County Industrial Development Board Revenue
Zanini Tennessee, Inc.,
Series 2005 A, AMT, LOC: Regions Bank 3.310% 12/01/20 (a)	1,000,000	1,000,000
TN Greeneville Industrial Development Board Revenue
Packaging Services, Inc.,
Series 2003, AMT, LOC: SunTrust Bank 3.400% 05/01/18 (a)	2,200,000	2,200,000

	Par ($)	Value ($)
TN Knox County First Utility District Water & Sewer Revenue
Series 2003,
LOC: AmSouth Bank 3.210% 12/01/10 (a)	4,230,000	4,230,000
TN Knox County Health, Educational & Housing Facilities Board
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.340% 05/01/37 (a)	6,195,000	6,195,000
TN Memphis Health Educational & Housing Facilities Board
Alco Breezy Point Partners,
Series 2005 A, AMT, LOC: AmSouth Bank 3.260% 12/01/35 (a)	3,250,000	3,250,000
Alco Greenbriar Partners,
Series 2006 A, AMT, LOC: Regions Bank 3.240% 11/01/36 (a)	6,730,000	6,730,000
Alco Knollcrest Partners,
Series 2005 A, AMT, LOC: AmSouth Bank 3.260% 12/01/35 (a)	2,225,000	2,225,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.340% 12/01/43 (a)	7,695,000	7,695,000
Springdale Creek Apartments Project,
Series 2003 A, AMT, LOC: First Tennessee Bank 4.700% 01/01/35 (a)	1,600,000	1,600,000
TN Metropolitan Government Nashville & Davidson County
0.900% 03/14/08	2,000,000	2,000,000
3.030% 03/05/08	30,000,000	30,000,000
Health & Educational Facilities Board:
Series 2006 A, AMT, LOC: U.S. Bank N.A. 3.100% 12/01/41 (a)	10,000,000	10,000,000
Wedgewood Towers LP,
Series 2004 A, AMT, LOC: AmSouth Bank 3.320% 06/01/34 (a)	1,000,000	1,000,000
TN Metropolitan Nashville Airport Authority
Embraer Aircraft Services, Inc.,
Series 2005, AMT, LOC: Regions Bank 3.330% 04/01/30 (a)	3,815,000	3,815,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2003, AMT,
LOC: SunTrust Bank
3.350% 07/01/12 (a)	1,080,000	1,080,000
TN Monroe County Industrial Development Board
Series 2006, AMT,
LOC: SunTrust Bank 3.350% 01/01/21 (a)	7,000,000	7,000,000
TN Sullivan County Industrial Development Board
Series 1990, AMT,
LOC: Northern Trust 3.120% 07/01/10 (a)	5,000,000	5,000,000
TN Tullahoma Industrial Development Board
Marine Masters Trailers,
Series 2002, AMT, LOC: AmSouth Bank 3.260% 10/01/17 (a)	2,000,000	2,000,000
TN Union County Industrial Development Board
Cooper Container Corp.,
Series 2004, AMT, LOC: SunTrust Bank 3.350% 12/01/14 (a)	2,300,000	2,300,000
Tennessee Total		102,575,000
Texas – 12.5%
TX Arlington Special Obligation
Series 2005 B,
Insured: MBIA, SPA: DEPFA Bank PLC 7.000% 08/15/35 (a)	141,315,000	141,315,000
TX Austin Airport System Revenue
Financial Services Department,
Series 1995 A, AMT, LOC: JPMorgan Chase Bank 3.060% 11/15/17 (a)	11,300,000	11,300,000
TX Austin County
2.700% 04/04/08	4,094,000	4,094,000
TX Bell County Health Facility Development Corp.
Scott & White Memorial Hospital,
Series 2000 B-2, Insured: MBIA, SPA: Chase Bank of Texas N.A. 4.750% 08/15/29 (a)	6,480,000	6,480,000

	Par ($)	Value ($)
TX Bell County Industrial Development Corp.
Industrial Development Revenue,
Metal Sales Manufacturing Corp. Project, Series 1998, AMT, LOC: Firstar Bank N.A. 4.450% 08/01/08 (b)	300,000	300,000
TX Bexar County Housing Finance Corp.
Multi-Family Housing Revenue,
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 3.490% 02/01/37 (a)	12,570,000	12,570,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.340% 03/01/34 (a)	10,705,000	10,705,000
TX Brazos River Harbor Navigation District
Merey Sweeny LP,
Series 1998, AMT, LOC: JPMorgan Chase Bank 3.700% 09/01/18 (a)	12,400,000	12,400,000
TX Calhoun County Naval Industrial Development Authority
BP PLC,
Series 1998, AMT, 3.240% 01/01/24 (b)	14,000,000	14,000,000
TX Capital Industrial Development Corp. Solid Waste Disposal Revenue
Texas Disposal Systems, Inc.,
Series 2001, AMT, LOC: JPMorgan Chase Bank 3.550% 05/01/16 (a)	11,860,000	11,860,000
TX Dallas Housing Finance Corp.
Multi-Family Housing Revenue,
The Masters Apartments Project, Series 2004, AMT, Guarantor: FNMA 3.100% 07/15/37 (b)	7,680,000	7,680,000
Multi-Family Revenue,
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 3.340% 02/01/37 (a)	13,350,000	13,350,000
TX Department of Housing & Community Affairs
1.450% 06/18/08	9,837,000	9,837,000
Multi-Family Housing Revenue,
Series 2006, AMT, Guarantor: FNMA, SPA: Merrill Lynch Capital Services 3.170% 04/01/39 (a)	12,430,000	12,430,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2006, AMT,
Guarantor: FNMA, SPA: Merrill Lynch Capital Services 3.220% 12/01/38 (a)	13,650,000	13,650,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.340% 12/01/36 (a)	11,250,000	11,250,000
St. Augustine Estate Apartments,
Series 2005, AMT, LOC: JPMorgan Chase Bank 3.100% 09/15/38 (a)	7,650,000	7,650,000
TX Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
LIQ FAC: Deutsche Bank AG 3.250% 08/01/23 (a)	2,405,000	2,405,000
TX East Housing Finance Corp.
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.340% 11/01/36 (a)	12,295,000	12,295,000
TX Garland Housing Finance Corp.
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.490% 03/01/38 (a)	13,660,000	13,660,000
TX Greater East Higher Education Authority
LoanStar Assets Partners,
Series 1992 B, AMT, LOC: State Street Bank & Trust Co. 3.350% 05/01/42 (a)	30,200,000	30,200,000
TX Gulf Coast Waste Disposal Authority
Amoco Oil Co.,
Series 1993, AMT, 3.700% 05/01/23 (b)	22,000,000	22,000,000
Environmental Facilities Revenue,
BP Products North America, Series 2005, AMT, 3.700% 07/01/26 (b)	12,000,000	12,000,000
TX Harris County Health Facilities Development Corp.
Blood Center Gulf Coast Regional,
Series 1992, LOC: JP Morgan Chase Bank 3.900% 04/01/17 (a)	2,150,000	2,150,000
Texas Medical Center,
Series 2006, Insured: MBIA, SPA: JPMorgan Chase Bank 5.900% 05/01/35 (a)	6,200,000	6,200,000

	Par ($)	Value ($)
TX Harris County Housing Finance Corp.
Orion-Timberstone Associates,
Series 1998, AMT, Guarantor: FNMA, LIQ FAC: FNMA 3.130% 06/01/30 (a)	10,920,000	10,920,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products: 3.340% 05/01/36 (a)	5,815,000	5,815,000
3.340% 08/01/36 (a)	7,120,000	7,120,000
3.340% 02/01/37 (a)	12,430,000	12,430,000
3.340% 11/01/40 (a)	14,850,000	14,850,000
TX Harris County Industrial Development Corp.
Exxon Capital Ventures,
Series 1987, AMT, 3.950% 08/15/27(b)	15,300,000	15,300,000
Exxon Mobil Corp.,
Series 1997, AMT, 3.190% 04/01/32 (b)	4,600,000	4,600,000
TX Houston Housing Financial Corp.
Series 2004, AMT,
Guarantor: FNMA 3.100% 04/15/37 (b)	3,500,000	3,500,000
TX Houston Water & Sewer Systems Revenue
Series 2006,
Insured: MBIA, LIQ FAC: Dexia Credit Local 3.200% 12/01/24 (a)	9,290,000	9,290,000
TX Jefferson County Housing Finance Corp.
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.490% 01/01/35 (a)	8,040,000	8,040,000
TX Kilgore Economic Development Corp.
Cleveland Steel Container,
Series 2007, AMT, LOC: National City Bank 3.220% 12/01/23 (a)	5,600,000	5,600,000
TX Mansfield Industrial Development Corporation Revenue
Texas, Inc. Project,
Series 1986, AMT,
LOC: Bank One Texas N.A.
2.930% 11/01/26 (a)	5,100,000	5,100,000
TX Montgomery Housing Finance Corp.
Woodline Park Apartments LP,
Series 2005, AMT, LOC: Citibank N.A. 3.050% 02/01/38 (a)	7,500,000	7,500,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Municipal Gas Acquisition & Supply Corp. I
Series 2007,
LIQ FAC: Morgan Stanley 3.330% 12/15/17 (a)	20,000,000	20,000,000
TX Panhandle Regional Housing Finance Agency
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products: 3.340% 05/01/35 (a)	6,200,000	6,200,000
3.340% 05/01/36 (a)	5,445,000	5,445,000
TX Port Corpus Christi Industrial Development Corp.
Citgo Petroleum Corp.,
Series 2006 C, AMT, LOC: JPMorgan Chase Bank 3.700% 10/01/36 (a)	9,100,000	9,100,000
TX Riesel Industrial Development Corp.
Series 2008, AMT,
LOC: Credit Suisse 3.380% 02/01/43 (a)	16,500,000	16,500,000
TX San Antonio Housing Finance Corp.
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.340% 08/01/39 (a)	9,675,000	9,675,000
TX Southeast Housing Finance Corp.
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.490% 03/01/38 (a)	14,100,000	14,100,000
TX State
Series 2003 A, AMT,
LOC: Landesbank Hessen-Thuringen 3.050% 06/01/34 (a)	4,600,000	4,600,000
Series 2004 A, AMT,
SPA: State Street Bank & Trust Co. 3.380% 12/01/34 (a)	43,560,000	43,560,000
Series 2007 A, AMT,
SPA: DEPFA Bank PLC 3.000% 06/01/37 (a)	22,750,000	22,750,000
Series 2007,
4.500% 08/28/08	180,000,000	180,674,173
TX Travis County Housing Finance Corp.
Multi-Family Housing Revenue,
Rosemont at Old Manor Apartments,
Series 2004, AMT, Guarantor: FNMA 3.100% 08/15/37 (b)	6,700,000	6,700,000
Texas Total		851,150,173

	Par ($)	Value ($)
Utah – 2.4%
UT Housing Corp.
Multi-Family Revenue,
BP-UT 2 LLC, Series 2004 A, AMT, LOC: Citibank N.A. 3.060% 07/01/35 (a)	9,000,000	9,000,000
Single Family Mortgage Revenue:
Series 2001 B, AMT, 3.350% 07/01/32 (b)	12,145,000	12,145,000
Series 2004 C-I, AMT, LIQ FAC: Bayerische Landesbank 3.350% 07/01/35 (a)	11,550,000	11,550,000
Series 2004 F, AMT, LIQ FAC: Bayerische Landesbank 3.350% 01/01/36 (a)	16,545,000	16,545,000
Series 2004 G-I, AMT, LIQ FAC: Bayerische Landesbank 3.350% 01/01/36 (a)	14,060,000	14,060,000
Series 2005 B, AMT, LIQ FAC: Bayerische Landesbank 3.350% 07/01/36 (a)	14,400,000	14,400,000
Series 2005 C, AMT, GIC: Transamerica Occidental Life Insurance Co., SPA: DEPFA Bank PLC 3.350% 07/01/36 (a)	10,080,000	10,080,000
Series 2007 A, AMT, LIQ FAC: DEPFA Bank PLC 3.350% 07/01/38 (a)	12,000,000	12,000,000
UT Housing Finance Agency
Series 2001 A-2, AMT,
SPA: Bayerische Landesbank 3.350% 07/01/32 (a)	11,245,000	11,245,000
UT Intermountain Power Agency
Series 1985 F,
Insured: AMBAC, SPA: Morgan Stanley 3.400% 07/01/18 (a)	33,000,000	33,000,000
UT Salt Lake City Industrial Development Revenue
Spring Air Project,
Series 2003, AMT, 3.170% 07/01/23 (b)	2,500,000	2,500,000
UT Tooele City Industrial Development Revenue
Conestoga Wood Specialists,
Series 2007, AMT, LOC: Wachovia Bank N.A. 3.450% 04/01/27 (a)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Encon Utah Project,
Series 2002 A, AMT, LOC: U.S. Bank N.A. 3.340% 10/01/22 (a)	3,100,000	3,100,000
UT West Jordan Industrial Development Revenue
Vesper Corp.,
Series 1994 A, AMT, LOC: PNC Bank 3.310% 04/01/14 (a)	5,000,000	5,000,000
Utah Total		164,625,000
Vermont – 0.0%
VT Economic Development Authority
Alpine Pipeline Co.,
Series 1999 A, AMT, LOC: KeyBank N.A. 3.160% 12/01/20 (a)	1,115,000	1,115,000
Vermont Total		1,115,000
Virginia – 1.7%
VA Fairfax County Redevelopment & Housing Authority
Multi-Family Housing Revenue,
Series 2007 67G, AMT, LIQ FAC: Goldman Sachs 3.250% 06/01/42 (a)	27,995,000	27,995,000
VA Fredericksburg Industrial Development Authority Multi-Family Housing Revenue
Forest Village Apartments Project,
Series 2001 A-1, AMT, LOC: SunTrust Bank 3.350% 01/01/33 (a)	4,500,000	4,500,000
VA Housing Development Authority
Series 2006, AMT:
3.800% 07/01/08	3,000,000	3,017,929
LIQ FAC: Merrill Lynch Capital Services 3.230% 10/01/21 (a)	8,200,000	8,200,000
VA Lehman Municipal Trust Receipts
Series 2007, AMT,
LIQ FAC: Lehman Liquidity Co. 3.470% 10/01/35 (a)	21,500,000	21,500,000
VA Prince William County Industrial Development Revenue
Dale Scott Corp. Project,
Series 2001, AMT, LOC: First Union National Bank 3.430% 12/01/21 (a)	7,300,000	7,300,000

	Par ($)	Value ($)
VA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT:
LIQ FAC: Merrill Lynch Capital Services 3.310% 11/01/18 (a)	15,105,000	15,105,000
SPA: Merrill Lynch Capital Services 3.230% 01/01/36 (a)	22,390,000	22,390,000
VA Westmoreland County Industrial Development Revenue
Economic Development Revenue,
Second Development LLC Project, Series 2003, AMT, LOC: Wells Fargo Bank N.A. 3.280% 08/01/19 (a)	3,250,000	3,250,000
Virginia Total		113,257,929
Washington – 1.8%
WA Economic Development Finance Authority
Four Corners Capital LLC,
Series 2005 G, AMT, LOC: General Electric Capital Corp. 3.360% 01/01/26 (a)(c)	6,765,000	6,765,000
RMI Investors LLC,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 3.260% 08/01/26 (a)	3,435,000	3,435,000
WA Housing Finance Commission
Multi-Family Housing Revenue:
Inglebrook Court Project, Series 1995, AMT, 3.050% 07/01/25 (b)	8,300,000	8,300,000
Pacific Inn Apartments Project, Series 1996 A, AMT, LOC: US Bank N.A. 3.340% 05/01/28 (a)	1,350,000	1,350,000
Series 2005 A, AMT, Guarantor: FNMA 3.100% 09/15/39 (b)	15,570,000	15,570,000
Sherwood Springs Apartments Project, Series 1997 A, AMT, LOC: US Bank N.A. 3.340% 09/01/27 (a)	2,000,000	2,000,000
Sisters of Providence Project, Series 1995, AMT, LOC US Bank N.A. 3.340% 12/01/15 (a)	1,505,000	1,505,000
Multi-Family Revenue:
Lake City Senior Housing Associates, Series 2006, AMT, Insured: FHLMC 3.160% 07/01/39 (b)	4,500,000	4,500,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Mountain West Investment Corp., Series 2001, AMT, Guarantor: FNMA 3.100% 09/01/34 (b)	6,285,000	6,285,000
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 3.490% 01/01/38 (a)	5,235,000	5,235,000
The Seasons I LLC, Series 2006, AMT, Guarantor: FNMA 3.290% 12/15/40 (b)	14,700,000	14,700,000
Series 2007 5-A, AMT,
GIC: Bayerische Landesbank 3.650% 10/01/08	22,500,000	22,500,000
WA King County Housing Authority
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 3.490% 04/01/38 (a)	7,245,000	7,245,000
WA Pierce County Economic Development
McFarland Cascade Project,
Series 1996, AMT, LOC: US Bank N.A. 3.340% 12/01/17 (a)	3,755,000	3,755,000
WA Seattle Housing Authority Revenue
Rainier Vista Project, Phase I,
Series 2003, AMT, LOC: KeyBank N.A. 3.170% 12/01/36 (a)	5,175,000	5,175,000
Series 2007, AMT,
LOC: KeyBank N.A. 3.160% 03/01/39 (a)	11,500,000	11,500,000
WA Yakima County Public Corp.
Oord Dairy,
Series 2004, AMT, LOC: KeyBank N.A. 3.160% 04/01/18 (a)	4,415,000	4,415,000
Washington Total		124,235,000
West Virginia – 0.2%
WV Beckley Revenue Refunding
Beckley Water Co.,
Series 2003, AMT, LOC: Bank One West Virginia 3.550% 10/01/16 (a)	6,455,000	6,455,000

	Par ($)	Value ($)
WV Marion County Commission Solid Waste Disposal Revenue
Grantown Project,
Series 1990 C, AMT, LOC: National Westminster 3.100% 10/01/17 (a)	1,000,000	1,000,000
WV Pleasants County Commission Industrial Development Revenue
Simex, Inc.,
Series 1999, AMT, LOC: PNC Bank N.A. 3.160% 12/01/19 (a)	7,055,000	7,055,000
WV Putnam County Solid Waste Disposal Revenue
FMC Corp.,
Series 1991, AMT, LOC: Wachovia Bank N.A. 3.500% 05/01/21 (a)	1,530,000	1,530,000
West Virginia Total		16,040,000
Wisconsin – 1.4%
WI Caledonia Industrial Development Revenue
Caledonia Properties LLC,
Series 1998, AMT, LOC: Fifth Third Bank N.A. 3.290% 12/01/18 (a)	1,500,000	1,500,000
WI Chippewa Falls Industrial Development Revenue
Series 2003, AMT,
LOC: Fifth Third Bank 3.290% 04/01/33 (a)	1,200,000	1,200,000
WI Housing & Economic Development Authority
Series 2003 A, AMT,
SPA: FHLB 3.270% 03/01/29 (a)	17,455,000	17,455,000
Series 2003 C, AMT,
SPA: WestLB AG 3.310% 09/01/33 (a)	190,000	190,000
Series 2006 A, AMT,
SPA: DEPFA Bank PLC 3.200% 09/01/37 (a)	2,900,000	2,900,000
Single Family Revenue,
Series 2006, AMT: LIQ FAC: Merrill Lynch Capital Services 3.380% 04/01/46 (a)	12,890,000	12,890,000
SPA: Merrill Lynch Capital Services, GIC: Pallas Capital Corp. 3.380% 04/01/46 (a)	12,420,000	12,420,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
WI Kenosha Industrial Development Revenue
Monarch Plastics, Inc.,
Series 1994, AMT, LOC: JPMorgan Chase Bank 4.550% 12/01/09 (a)	350,000	350,000
WI Menomonee Falls Industrial Development Revenue
Series 1994, AMT,
LOC: Bank One Milwaukee N.A. 4.450% 09/01/14 (a)	2,190,000	2,190,000
WI Oconomowoc Community Development Authority
85 Oconomowoc LLC,
Series 2004, AMT, LOC: LaSalle Bank N.A. 3.220% 12/01/44 (a)	1,500,000	1,500,000
WI Oconto Industrial Development Revenue
Unlimited Services of Wisconsin,
Series 2000, AMT, LOC: Bank One Wisconsin 3.440% 11/01/12 (a)	850,000	850,000
WI Park Falls Industrial Development Revenue
Shield Brothers, Inc.,
Series 2000, AMT, LOC: Bank One Wisconsin 3.550% 08/01/20 (a)	700,000	700,000
WI Pewaukee Industrial Development
Gunner Press & Finishing,
Series 2000, AMT, LOC: Bank One Wisconsin 4.450% 09/01/20 (a)	1,690,000	1,690,000
Mixer Systems, Inc.,
Series 2000, AMT, LOC: JPMorgan Chase & Co. 4.450% 09/01/20 (a)	1,650,000	1,650,000
WI Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: Landesbank Hessen-Thurigen 3.380% 04/01/46 (a)	33,445,000	33,445,000
WI Saukville Village Community Industrial Development Authority
Calibre, Inc.,
Series 2004, AMT, LOC: U.S. Bank N.A. 3.270% 09/01/29 (a)	1,440,000	1,440,000

	Par ($)	Value ($)
WI Sheboygan Industrial Development Revenue
SBCO Foods of Wisconsin,
Series 2002, AMT, LOC: National Bank & Trust 4.450% 08/01/12 (a)	2,070,000	2,070,000
WI Whitewater Industrial Development Revenue
Husco International, Inc.,
Series 1997, AMT, LOC: LaSalle Bank 3.000% 12/01/12 (a)	3,500,000	3,500,000
Wisconsin Total		97,940,000
Wyoming – 0.8%
WY Campbell County Industrial Development Revenue
Two Elk Generation Partners,
Series 2007, AMT, 3.650% 11/01/37 (b)	22,000,000	22,000,000
WY Community Development Authority
Series 2007, AMT
LIQ FAC: Lloyds TSB Bank PLC, GIC: Citigroup Financial Products 3.220% 02/01/10 (a)	14,995,000	14,995,000
WY Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: Bank of New York, SPA: Citigroup Financial Products 3.220% 02/01/10 (a)	9,995,000	9,995,000
WY Sweetwater County Environmental Improvement Revenue
Series 2007, AMT,
LOC: Rabobank Nederland 3.350% 07/01/26 (a)	10,000,000	10,000,000
Wyoming Total		56,990,000
Total Municipal Bonds (cost of $6,096,253,509)		6,096,253,509
Commercial Paper – 3.6%
FL Hillsborough County
0.800% 06/05/08	3,500,000	3,500,000
FL Local Governmental Financing Commission
1.050% 08/13/08	2,090,000	2,090,000
1.200% 07/10/08	7,424,000	7,424,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

February 29, 2008 (Unaudited)

Commercial Paper (continued)
	Par ($)	Value ($)
FL Sunshine State Governmental Financing Commission
0.850% 07/10/08	10,000,000	10,000,000
1.000% 08/06/08	5,000,000	5,000,000
1.450% 04/08/08	39,655,000	39,655,000
2.650% 03/06/08	20,515,000	20,515,000
3.030% 03/07/08	10,615,000	10,615,000
3.150% 03/07/08	20,000,000	20,000,000
3.400% 03/12/08	2,895,000	2,895,000
Florida Total		121,694,000
KS Burlington Poll Commission
1.430% 07/10/08	5,000,000	5,000,000
NC Burke County Development Authority
3.030% 03/07/08	25,000,000	25,000,000
NE Omaha Public Power District
1.000% 08/14/08	12,500,000	12,500,000
PA Venango IDA Resource Recovery Revenue
3.280% 03/10/08	7,000,000	7,000,000
TN School Board Authority
0.850% 07/03/08	15,000,000	15,000,000
TX Harris County
1.000% 03/05/08	2,450,000	2,450,000
2.200% 03/05/08	5,690,000	5,690,000
2.050% 07/08/08	1,520,000	1,520,000
1.150% 07/08/08	8,700,000	8,700,000
TX Public Financing Authority
3.030% 03/07/08	13,000,000	13,000,000
Texas Total		31,360,000
WI State
1.400% 07/10/08	27,500,000	27,500,000
Total Commercial Paper (cost of $245,054,000)		245,054,000
Government & Agency Obligations – 1.4%
U.S. Government Agencies – 1.4%
Federal Home Loan Mortgage Corp.
3.340% 02/15/35 (b)	10,568,601	10,568,601
3.340% 08/15/45 (b)	38,962,794	38,962,794
3.340% 01/15/47 (b)	43,329,957	43,329,957
U.S. Government Agencies Total		92,861,352
Total Government & Agency Obligations (cost of $92,861,352)		92,861,352

Short-Term Obligations – 4.7%
	Par ($)	Value ($)
Variable Rate Demand Notes – 4.7%
Munimae TE Bond Subsidiary LLC
4.800% 11/15/27 (b)	86,425,000	86,425,000
5.100% 11/15/25 (b)	29,720,000	29,720,000
Puttable Floating Option Tax-Exempt Receipts
Series 2005,
LIQ FAC: Merrill Lynch Capital Services 4.160% 09/01/31 (a)	2,860,000	2,860,000
TEBS Tax Exempt Multi-Family Housing Certificates
AMT,
4.250% 07/10/19 (b)	190,830,000	190,830,000
TX Bell County Health Facilities Development Corp.
Scott & White Memorial Hospital,
Series 2000 B-1, SPA: Morgan Guaranty Trust 4.750% 08/15/29 (a)	9,670,000	9,670,000
Variable Rate Demand Notes Total		319,505,000
Total Short-Term Obligations (cost of $319,505,000)		319,505,000
Total Investments – 99.5% (cost of $6,753,673,861) (d)		6,753,673,861
Other Assets & Liabilities, Net – 0.5%		33,540,723
Net Assets – 100.0%		6,787,214,584

Notes to Investment Portfolio:

(a)  Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at February, 29, 2008.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2008.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities, which are not illiquid, amounted to $13,060,000, which represents 0.2% of net assets.

(d)  Cost for federal income tax purposes is $6,753,673,861.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Municipal Reserves
February 29, 2008 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	6,753,673,861
	Receivable for:
	Investments sold	26,500,000
	Fund shares sold	175,563
	Interest	29,650,027
	Expense reimbursement due from investment advisor/administrator	110,994
	Trustees' deferred compensation plan	13,313
	Other assets	114,931
	Total Assets	6,810,238,689
Liabilities	Payable to custodian bank	418,897
	Payable for:
	Investments purchased	17,027,591
	Fund shares repurchased	95,576
	Distributions	2,998,060
	Investment advisory fee	831,147
	Administration fee	210,811
	Transfer agent fee	12,032
	Pricing and bookkeeping fees	25,356
	Trustees' fees	76,355
	Custody fee	24,019
	Distribution and service fees	1,140,587
	Chief complaince officer fees	576
	Trustees' deferred compensation plan	13,313
	Other liabilities	149,785
	Total Liabilities	23,024,105
	Net Assets	6,787,214,584
Net Assets Consist of	Paid-in capital	6,786,041,644
	Undistributed net investment income	234,384
	Accumulated net realized gain	938,556
	Net Assets	6,787,214,584

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – Columbia Municipal Reserves
February 29, 2008 (Unaudited)

Capital Class Shares	Net assets	$2,111,767,910
	Shares outstanding	2,111,204,932
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$554,666,375
	Shares outstanding	554,557,630
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$114,814,258
	Shares outstanding	114,742,015
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$932,940,578
	Shares outstanding	932,857,655
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$56,801,880
	Shares outstanding	56,831,630
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,856,537,634
	Shares outstanding	1,856,258,032
	Net asset value per share	$1.00
Class Z Shares	Net assets	$37,312,585
	Shares outstanding	37,412,057
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$1,122,373,364
	Shares outstanding	1,122,223,406
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Municipal Reserves
For the Six Months Ended February 29, 2008 (Unaudited)

		($)
Investment Income	Interest	139,146,331
Expenses	Investment advisory fee	6,092,969
	Administration fee	3,868,017
	Distribution fee:
	Investor Class Shares	26,711
	Daily Class Shares	2,834,859
	Shareholder servicing and administration fees:
	Trust Class Shares	252,731
	Liquidity Class Shares	355,457
	Adviser Class Shares	1,167,794
	Investor Class Shares	66,778
	Daily Class Shares	2,024,899
	Institutional Class Shares	222,203
	Transfer agent fee	35,871
	Pricing and bookkeeping fees	128,421
	Trustees' fees	13,468
	Custody fee	72,172
	Chief compliance officer fees	1,664
	Other expenses	302,264
	Total Expenses	17,466,278
	Expenses waived or reimbursed by investment advisor and/or administrator	(2,368,622)
	Fees waived by shareholder services provider—Liquidity Class Shares	(142,183)
	Expense reductions	(24,737)
	Net Expenses	14,930,736
	Net Investment Income	124,215,595
	Net realized gain on investments	961,943
	Net Increase Resulting from Operations	125,177,538

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Municipal Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2008 ($)	Year Ended August 31, 2007 ($)(a)
Operations	Net investment income	124,215,595	273,709,778
	Net realized gain on investments	961,943	164,870
	Net Increase Resulting from Operations	125,177,538	273,874,648
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(58,708,553)	(144,935,195)
	Trust Class Shares	(7,607,893)	(16,405,196)
	Liquidity Class Shares	(4,396,929)	(11,184,733)
	Adviser Class Shares	(13,815,802)	(26,252,198)
	Investor Class Shares	(755,016)	(1,931,054)
	Market Class Shares	—	(541)
	Daily Class Shares	(20,908,890)	(43,827,977)
	Class B Shares	—	(1,541)
	Class Z Shares	(616,197)	(1,604,287)
	Institutional Class Shares	(17,442,555)	(27,567,058)
	Total Distributions to Shareholders	(124,251,835)	(273,709,780)
	Net Capital Share Transactions	(2,002,140,202)	(352,620,737)
	Total Decrease in Net Assets	(2,001,214,499)	(352,455,869)
Net Assets	Beginning of period	8,788,429,083	9,140,884,952
	End of period	6,787,214,584	8,788,429,083
	Undistributed net investment income at end of period	234,384	270,624

(a)  On May 31, 2007, Market Class and Class B Shares were fully redeemed.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia Municipal Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	13,173,278,987	13,173,278,987	34,966,109,697	34,966,109,697
Distributions reinvested	38,605,689	38,605,689	103,750,423	103,750,423
Redemptions	(15,551,940,745)	(15,551,940,745)	(35,863,616,148)	(35,863,616,148)
Net Decrease	(2,340,056,069)	(2,340,056,069)	(793,756,028)	(793,756,028)
Trust Class Shares
Subscriptions	776,107,277	776,107,277	981,276,394	981,276,394
Distributions reinvested	33,632	33,632	123,798	123,798
Redemptions	(640,787,509)	(640,787,509)	(1,113,948,652)	(1,113,948,652)
Net Increase (Decrease)	135,353,400	135,353,400	(132,548,460)	(132,548,460)
Liquidity Class Shares
Subscriptions	752,133,446	752,133,446	1,627,934,259	1,627,934,259
Distributions reinvested	1,742,388	1,742,388	4,754,508	4,754,508
Redemptions	(947,597,500)	(947,597,500)	(1,663,616,215)	(1,663,616,215)
Net Decrease	(193,721,666)	(193,721,666)	(30,927,448)	(30,927,448)
Adviser Class Shares
Subscriptions	1,954,707,699	1,954,707,699	4,468,356,969	4,468,356,969
Distributions reinvested	5,910,180	5,910,180	10,284,729	10,284,729
Redemptions	(1,940,586,292)	(1,940,586,292)	(4,227,535,793)	(4,227,535,793)
Net Increase	20,031,587	20,031,587	251,105,905	251,105,905
Investor Class Shares
Subscriptions	45,548,135	45,548,135	70,174,447	70,174,447
Distributions reinvested	753,013	753,013	1,922,529	1,922,529
Redemptions	(35,540,328)	(35,540,328)	(100,281,771)	(100,281,771)
Net Increase (Decrease)	10,760,820	10,760,820	(28,184,795)	(28,184,795)
Market Class Shares
Subscriptions	—	—	1,056	1,056
Distributions reinvested	—	—	480	480
Redemptions	—	—	(24,724)	(24,724)
Net Decrease	—	—	(23,188)	(23,188)
Daily Class Shares
Subscriptions	1,185,306,459	1,185,306,459	1,973,044,359	1,973,044,359
Distributions reinvested	20,901,663	20,901,663	43,827,970	43,827,970
Redemptions	(912,438,850)	(912,438,850)	(1,887,408,653)	(1,887,408,653)
Net Increase	293,769,272	293,769,272	129,463,676	129,463,676
Class B Shares
Subscriptions	—	—	71,390	71,215
Distributions reinvested	—	—	1,347	1,347
Redemptions	—	—	(138,152)	(138,152)
Net Decrease	—	—	(65,415)	(65,590)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia Municipal Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z Shares
Subscriptions	7,888,092	7,888,092	21,447,063	21,447,063
Distributions reinvested	580,214	580,214	1,489,229	1,489,229
Redemptions	(10,933,350)	(10,933,350)	(34,770,489)	(34,770,489)
Net Decrease	(2,465,044)	(2,465,044)	(11,834,197)	(11,834,197)
Institutional Class Shares
Subscriptions	3,476,808,921	3,476,808,921	6,402,851,166	6,402,851,166
Distributions reinvested	17,066,704	17,066,704	27,375,685	27,375,685
Redemptions	(3,419,688,127)	(3,419,688,127)	(6,166,077,463)	(6,166,077,463)
Net Increase	74,187,498	74,187,498	264,149,388	264,149,388

(a)  On May 30, 2007, Market Class and Class B shares were fully redeemed.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0159		0.0351		0.0143		0.0256		0.0128	0.0089	0.0127
Less Distributions to Shareholders:
From net investment income	(0.0159)		(0.0351)		(0.0143)		(0.0256)		(0.0128)	(0.0089)	(0.0127)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.60	%(d)	3.56%		1.44	%(d)	2.59%		1.28%	0.90%	1.28%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(e)(f)	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.06	%(f)	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.08%
Net investment income	3.28	%(e)(f)	3.52	%(e)	3.43	%(e)(f)	2.60	%(e)	1.33%	0.88%	1.23%
Net assets, end of period (000's)	$2,111,768		$4,451,392		$5,245,065		$3,537,820		$3,338,133	$1,988,042	$1,379,684

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0154		0.0341		0.0139		0.0246		0.0118	0.0079	0.0117
Less Distributions to Shareholders:
From net investment income	(0.0154)		(0.0341)		(0.0139)		(0.0246)		(0.0118)	(0.0079)	(0.0117)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.55	%(d)	3.46%		1.40	%(d)	2.49%		1.18%	0.80%	1.18%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.30	%(e)(f)	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.06	%(f)	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.08%
Net investment income	3.01	%(e)(f)	3.40	%(e)	3.31	%(e)(f)	2.49	%(e)	1.16%	0.78%	1.13%
Net assets, end of period (000's)	$554,666		$419,275		$551,810		$520,422		$407,159	$477,139	$505,903

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0152		0.0336		0.0137		0.0241		0.0113	0.0074	0.0113
Less Distributions to Shareholders:
From net investment income	(0.0152)		(0.0336)		(0.0137)		(0.0241)		(0.0113)	(0.0074)	(0.0113)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.53	%(d)	3.41%		1.38	%(d)	2.43%		1.13%	0.74%	1.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.35	%(e)(f)	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.16	%(f)	0.16%		0.16	%(f)	0.16%		0.18%	0.61%	0.78%
Net investment income	3.09	%(e)(f)	3.35	%(e)	3.27	%(e)(f)	2.39	%(e)	1.17%	0.73%	1.08%
Net assets, end of period (000's)	$114,814		$308,502		$339,422		$315,658		$345,842	$149,812	$120,637

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0147		0.0326		0.0133		0.0231		0.0103	0.0064	0.0103
Less Distributions to Shareholders:
From net investment income	(0.0147)		(0.0326)		(0.0133)		(0.0231)		(0.0103)	(0.0064)	(0.0103)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.47	%(d)	3.31%		1.33	%(d)	2.33%		1.03%	0.64%	1.03%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.45	%(e)(f)	0.45	%(e)	0.45	%(e)(f)	0.45	%(e)	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.06	%(f)	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.08%
Net investment income	2.96	%(e)(f)	3.26	%(e)	3.16	%(e)(f)	2.33	%(e)	1.01%	0.63%	0.98%
Net assets, end of period (000's)	$932,941		$912,798		$661,680		$527,961		$474,653	$506,550	$284,866

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0142		0.0316		0.0129		0.0221		0.0093	0.0054	0.0093
Less Distributions to Shareholders:
From net investment income	(0.0142)		(0.0316)		(0.0129)		(0.0221)		(0.0093)	(0.0054)	(0.0093)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.42	%(d)	3.20%		1.29	%(d)	2.23%		0.93%	0.54%	0.93%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.55	%(e)(f)	0.55	%(e)	0.55	%(e)(f)	0.55	%(e)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.06	%(f)	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.08%
Net investment income	2.83	%(e)(f)	3.15	%(e)	3.07	%(e)(f)	2.19	%(e)	0.88%	0.53%	0.88%
Net assets, end of period (000's)	$56,802		$46,035		$74,219		$66,136		$84,348	$147,189	$89,289

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0129		0.0291		0.0118		0.0196		0.0068	0.0031	0.0067
Less Distributions to Shareholders:
From net investment income	(0.0129)		(0.0291)		(0.0118)		(0.0196)		(0.0068)	(0.0031)	(0.0067)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.30	%(d)	2.95%		1.19	%(d)	1.97%		0.68%	0.31%	0.68%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.80	%(e)(f)	0.80	%(e)	0.80	%(e)(f)	0.80	%(e)	0.80%	0.78%	0.80%
Waiver/Reimbursement	0.06	%(f)	0.06%		0.06	%(f)	0.06%		0.08%	0.09%	0.08%
Net investment income	2.58	%(e)(f)	2.91	%(e)	2.81	%(e)(f)	2.02	%(e)	0.67%	0.30%	0.63%
Net assets, end of period (000's)	$1,856,538		$1,562,589		$1,433,097		$1,368,604		$591,206	$605,118	$526,658

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0159		0.0351	0.0143		0.0109
Less Distributions to Shareholders:
From net investment income	(0.0159)		(0.0351)	(0.0143)		(0.0109)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total return (c)(d)	1.60	%(e)	3.56%	1.44	%(e)	1.09	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20	%(g)	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.06	%(g)	0.06%	0.06	%(g)	0.06	%(g)
Net investment income (f)	3.22	%(g)	3.51%	3.42	%(g)	2.96	%(g)
Net assets, end of period (000's)	$37,313		$39,772	$51,606		$54,158

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Class Z Shares commenced operations on November 18, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2008		2007		2006 (a)		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0157		0.0347		0.0142		0.0252		0.0124	0.0085	0.0123
Less Distributions to Shareholders:
From net investment income	(0.0157)		(0.0347)		(0.0142)		(0.0252)		(0.0124)	(0.0085)	(0.0123)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	1.58	%(d)	3.52%		1.42	%(d)	2.55%		1.24%	0.86%	1.24%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.24	%(e)(f)	0.24	%(e)	0.24	%(e)(f)	0.24	%(e)	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.06	%(f)	0.06%		0.06	%(f)	0.06%		0.08%	0.07%	0.08%
Net investment income	3.14	%(e)(f)	3.47	%(e)	3.38	%(e)(f)	2.49	%(e)	1.33%	0.84%	1.19%
Net assets, end of period (000's)	$1,122,373		$1,048,065		$783,898		$578,505		$871,984	$479,770	$204,206

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Municipal Reserves
February 29, 2008 (Unaudited)

Note 1. Organization

Columbia Municipal Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class Z and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the

Columbia Municipal Reserves
February 29, 2008 (Unaudited)

capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2007 was as follows:

Distributions paid from:
Tax-Exempt Income	$272,188,098
Ordinary Income*	1,337,839
Long-Term Capital Gains	183,843

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") on February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements and no cumulative effect was recorded on February 29, 2008. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Fund and other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia Municipal Reserves
February 29, 2008 (Unaudited)

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2008.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the six month period ended February 29, 2008, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six month period ended February 29, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $3,714.

Columbia Municipal Reserves
February 29, 2008 (Unaudited)

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six month period ended February 29, 2008, no minimum account balance fees were charged by the Fund.

Distribution and Shareholder Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Administration Plans:
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

*   The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2008 as a percentage of the Fund's Liquidity Class Shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class Shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class Shares.

Columbia Municipal Reserves
February 29, 2008 (Unaudited)

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2008 so that total expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2008.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 29, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the Six months
2011	2010	2009	2008	recovery	ended 2/29/08
$2,368,622	$4,996,638	$1,990,296	$4,105,444	$13,461,000	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As the result of a fund merger, the Fund assumed the assets and liabilities of the deferred compensation plan of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 29, 2008, these custody credits reduced total expenses by $24,737 for the Fund.

Columbia Municipal Reserves
February 29, 2008 (Unaudited)

Note 6. Shares of Beneficial Interest

As of February 29, 2008, the Fund had three shareholders that collectively held 53.1% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

As of February 29, 2008, the Fund also had one shareholder that held 43.3% of the Fund's shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. The insurers are rated Aaa by Moody's Investors Services, Inc. ("Moody's") or rated AAA by Standard & Poor's ("S&P"), except for Financial Guaranty Insurance Co. ("FGIC"), which is rated A3 and A by Moody's and S&P, respectively. Subsequent to February 29, 2008, CIFG Assurance North America, Inc. was downgraded to A1 and A+ by Moody's and S&P, respectively, and FGIC was downgraded to Baa3 and BB by Moody's and S&P, respectively. FGIC remains under review for possible further rating downgrade.

At February 29, 2008, private insurer who insured greater than 5% of the total net assets of the Fund was as follows:

Insurer	% of Total Net Assets
MBIA Insurance Corp.	12.6

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007.

Columbia Municipal Reserves
February 29, 2008 (Unaudited)

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Board Consideration and Re-Approval of Investment Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia Municipal Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." The fund identified above is referred to as the "Fund."

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board's review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Fund, are provided administration services under a separate contract. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses The Board considered the one-year, three-year, five-year and ten-year performance results for the Fund, as relevant. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The Board also considered these results in comparison to sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Fund's Peer Group and/or Universe for performance would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex, including a new fee waiver commitment and group-wide breakpoint fee schedule for the Fund and other money market funds in the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in the Peer Group.

The Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement because its Actual Management Rate was appreciably above the median range of its Peer Group. However, the Board noted other factors, such as total expenses that were not above the median of its Peer Group, positive performance over other periods, and more favorable rankings based on the narrower iMoneyNet sub-categories, that outweighed the factors noted above. The Board also considered the impact of the new fee waiver commitment and group-wide breakpoint fee schedule going forward.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and, going forward, the new group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

Other Benefits to CMA The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.

October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year's report (the "2006 Report") was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

1  CMA and CFD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management ("Marsico" or "MCM") are well below their peers.

4.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 16 0f the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.  Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.  Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

E. Possible Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG did not, however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.  An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA's proposed restructuring of the money market Funds' management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

15.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG's costs of providing services to the Funds than did asset-based allocation.

16.  The materials that set out CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

17.  In 2006, CMG's complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.  For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico's status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico's costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico's profits would no longer be retained by a CMG affiliate.

19.  CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America ("PB" or "Private Bank"), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)  Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

3)  Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a "Review Fund."

5)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)  Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)  Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year's performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8)  Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund's performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the Columbia Fund share class. This improves the Nations Fund's performance relative to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)  Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)  Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.  Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

  Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.  Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

  Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.  Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM's largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM's other large clients.

  Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

4.  Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

  Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.  Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

  Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.  Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

  Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.  Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

  Status: We continue to believe that such a statement would help the Trustees understand CMG's business better and place the fund-by-fund profitability reports in context.

8.  Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

  Status: CMG provided various summary statements of operations.

9.  Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG's profitability.

  Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

* * *

Respectfully submitted,
Steven E. Asher

Important Information About This Report – Columbia Municipal Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Municipal Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider the investment objectives, risks, charges and expenses for any Columbia fund before investing. Contact your Columbia Management representative for a prospectus, which contains this and other important information about the fund. Read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Columbia Management®

Columbia Municipal Reserves

Semiannual Report, February 29, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/151025-0208 (04/08) 08/54924

Columbia Management®

Semiannual Report

February 29, 2008

Columbia Money Market Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Economic Update	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Statement of Cash Flows	14

Financial Highlights	15

Notes to Financial Statements	23

Board Consideration and Re-Approval of Investment Advisory Agreement	33

Summary of Management Fee Evaluation by Independent Fee Consultant	36

Important Information About This Report	45

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus fo a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this financial report for your Columbia Fund. This document provides information that can help support your investment decision-making.

We understand that many factors drove your decision to invest in Columbia Funds. Columbia Management's commitment is to honor that decision by providing investment solutions designed to exceed expectations. As we review the past six months and look forward to those ahead, we hope you will consider how we might support your investment needs beyond the services we provide currently. Some of the many advantages we bring to the table as the Fund's investment manager include:

■  Broad and deep investment expertise, including dedicated portfolio management, research and trading

■  Strategically positioned investment disciplines and processes

■  Comprehensive compliance and risk management

■  A team-driven culture that draws upon multiple sources to pursue consistent and superior performance

■  A comprehensive array of investment solutions, including equity, fixed-income and cash strategies

Working for you, and with you

Team approach—Rather than rely on the talent or judgment of one individual, Columbia Management takes a team-oriented approach to investing. We draw from the diverse experiences and insights of our people—including portfolio managers, research analysts and traders—to bring multiple investment perspectives and deep expertise to all of our investment management activities.

Client focus—At Columbia Management, our philosophy and culture are anchored in focused solutions and personal service. We are committed to putting our clients' interests first and we understand the premium our clients place on reliability—whether it's related to service, investment performance or risk management. Columbia Management is committed to maintaining high standards of reliability on all counts.

While our asset management capabilities are multifaceted and our investment professionals are multitalented, ultimately, everything we do at Columbia Management has a single purpose: to help investors pursue their most important financial goals. We are honored that you've chosen to invest with us and look forward to providing the investment solutions and services necessary to sustain a lasting relationship.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Economic Update

Economic and Market Review from Columbia Management's Cash Investment Group

Short-term interest rates have fallen dramatically over the last several months as a result of ongoing disruptions in the financial markets and a shift to investments in government securities. In an effort to limit the adverse effect of these financial market disruptions on the broader economy, the Federal Open Market Committee (FOMC) reduced the federal funds target rate by 225 basis points and the discount rate by 275 basis points since mid-August 2007. As of February 29, 2008, their current levels were 3.00% and 3.50%, respectively1. In addition, the FOMC and other regulatory agencies have taken several non-traditional actions, such as opening the discount window to Wall Street firms, as part of their ongoing efforts to supplement market liquidity and improve overall market functioning. These series of changes were made in an effort to reduce risks to financial stability and strengthen the effectiveness of monetary policy. The FOMC is likely to pay close attention to the "high frequency" data such as the unemployment rate and non-farm payrolls in the coming months as it evaluates the potential need for any further rate actions. The bond market contagion has also spread to the municipal market as investors encountered a meltdown in the auction rate securities market and municipal securities trading at some of the cheapest levels versus treasuries. Corporate bond spreads increased to the widest levels the market has seen in over a decade, contributing to a further squeeze on liquidity and a continued flight to quality.

The asset-backed commercial paper (ABCP) market continues to be under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector are impacting the short term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt obligations, including, among others, credit-card debt, automobile loans and leases, prime and subprime mortgage-backed securities, student loans, trade receivables and other asset-backed securities. Structured investment vehicles (SIVs), a sector of the ABCP market, are special purpose vehicles that primarily buy highly-rated, high quality longer-term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium term notes) and subordinated debt or equity. A number of money market funds, including Columbia Money Market Reserves, invest in ABCP, including commercial paper and medium-term notes issued by SIVs. The value of the asset-backed securities, including SIVs, may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

The ABCP market continues to function, although at wider spreads and under intense liquidity pressure. The amount of outstanding ABCP has been declining over the past few months with pronounced differences amongst ABCP sectors in terms of liquidity. U.S. bank-sponsored multi-seller conduits have had the best access to the market. SIVs have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs. While maturities for ABCP issued in February and March generally ranged from overnight to thirty days, recently investors have been more willing to purchase ABCP, certificates of deposit issued by high quality banks and commercial paper issued by industrial companies with maturities of three to six months.

1Subsequent to February 29, 2008, the FOMC reduced the federal funds target rate and the discount rate to 2.25% and 2.50%, respectively.

Past performance is no guarantee of future results.

1

Understanding Your Expenses – Columbia Money Market Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/07 – 02/29/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,023.62	1,023.87	1.01	1.01	0.20
Trust Class Shares	1,000.00	1,000.00	1,023.12	1,023.37	1.51	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,022.92	1,023.12	1.76	1.76	0.35
Adviser Class Shares	1,000.00	1,000.00	1,022.38	1,022.63	2.26	2.26	0.45
Investor Class Shares	1,000.00	1,000.00	1,021.88	1,022.13	2.76	2.77	0.55
Institutional Class Shares	1,000.00	1,000.00	1,023.42	1,023.67	1.21	1.21	0.24
Retail A Shares	1,000.00	1,000.00	1,023.32	1,023.52	1.36	1.36	0.27
G-Trust Shares	1,000.00	1,000.00	1,023.62	1,023.87	1.01	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

2

Investment Portfolio – Columbia Money Market Reserves

February 29, 2008 (Unaudited)

Commercial Paper – 47.0%

	Par ($)	Value ($)
Amstel Funding Corp.
3.200% 05/08/08 (a)(b)	25,000,000	24,848,889
3.300% 04/21/08 (a)(b)	85,000,000	84,602,625
3.330% 05/02/08 (a)(b)	150,000,000	149,139,750
Atlantis One Funding Corp.
3.250% 03/31/08 (a)(b)	75,000,000	74,796,875
Barton Capital Corp.
3.250% 04/25/08 (a)(b)	85,000,000	84,577,951
Chariot Funding LLC
3.250% 03/14/08 (a)(b)	75,334,000	75,245,587
Charta Corp.
3.180% 03/11/08 (a)(b)	435,000,000	434,615,750
Citigroup Funding, Inc.
3.055% 08/25/08 (b)	85,000,000	83,723,265
3.150% 05/27/08 (b)	25,000,000	24,809,688
3.170% 05/19/08 (b)	190,000,000	188,678,286
3.225% 05/13/08 (b)	89,700,000	89,113,399
3.240% 05/29/08 (b)	320,000,000	317,436,800
Clipper Receivables Co. LLC
3.220% 04/25/08 (a)(b)	267,000,000	265,686,508
3.300% 03/03/08 (a)(b)	500,000,000	499,908,333
Concord Minutemen Capital Co. LLC
3.300% 05/12/08 (a)(b)	200,000,000	198,680,000
CRC Funding LLC
3.180% 03/07/08 (a)(b)	250,000,000	249,867,500
3.180% 03/11/08 (a)(b)	250,000,000	249,779,167
Crown Point Capital Co. LLC
3.300% 05/12/08 (a)(b)	700,000,000	695,380,000
3.400% 03/19/08 (a)(b)	50,000,000	49,915,000
3.500% 03/03/08 (a)(b)	55,000,000	54,989,306
Curzon Funding LLC
3.350% 04/23/08 (a)(b)	100,000,000	99,506,806
4.000% 04/15/08 (a)(b)	200,000,000	199,000,000
Eureka Securitization, Inc.
3.150% 04/18/08 (a)(b)	50,000,000	49,790,000
3.320% 03/28/08 (a)(b)	15,000,000	14,962,650
FCAR Owner Trust I
3.340% 03/24/08 (b)	100,000,000	99,786,611
3.350% 05/02/08 (b)	141,000,000	140,186,508
3.450% 03/03/08 (b)	100,000,000	99,980,833
3.500% 03/03/08 (b)	25,000,000	24,995,139
3.870% 04/25/08 (b)	100,000,000	99,408,750
4.350% 04/16/08 (b)	295,000,000	293,360,292

	Par ($)	Value ($)
FCAR Owner Trust II
3.350% 05/21/08 (b)	22,000,000	21,834,175
Galaxy Funding, Inc.
3.370% 05/09/08 (a)(b)	5,000,000	4,967,704
3.400% 04/10/08 (a)(b)	1,000,000	996,222
Gemini Securitization Corp. LLC
3.160% 04/11/08 (a)(b)	100,000,000	99,640,111
3.350% 03/06/08 (a)(b)	45,000,000	44,979,063
Giro Balanced Funding Corp.
3.700% 03/03/08 (a)(b)	100,000,000	99,979,445
Gotham Funding Corp.
3.250% 03/17/08 (a)(b)	110,660,000	110,500,158
3.450% 03/04/08 (a)(b)	42,670,000	42,657,732
Govco LLC
2.980% 06/17/08 (a)(b)	25,000,000	24,776,500
3.000% 06/24/08 (a)(b)	26,000,000	25,750,833
Grampian Funding LLC
3.300% 03/31/08 (a)(b)	130,200,000	129,841,950
4.485% 03/10/08 (a)(b)	215,000,000	214,758,931
4.590% 04/02/08 (a)(b)	115,000,000	114,530,800
Irish Life & Permanent PLC
3.150% 05/20/08 (a)(b)	125,000,000	124,125,000
3.860% 04/10/08 (a)(b)	50,000,000	49,785,556
4.565% 04/03/08 (a)(b)	50,000,000	49,790,771
Jupiter Securitization Co. LLC
3.250% 03/14/08 (a)(b)	155,414,000	155,231,604
Lake Constance Funding LLC
3.250% 05/15/08 (a)(b)	82,000,000	81,444,792
4.010% 04/22/08 (a)(b)	35,000,000	34,797,272
4.050% 04/15/08 (a)(b)	4,000,000	3,979,750
4.110% 04/16/08 (a)(b)	300,000,000	298,424,500
4.585% 04/10/08 (a)(b)	30,000,000	29,847,167
Lexington Parker Capital Corp.
3.450% 04/11/08 (a)(b)	95,287,000	94,912,602
3.450% 04/24/08 (a)(b)	145,000,000	144,249,625
3.500% 03/07/08 (a)(b)	4,000,000	3,997,667
3.500% 04/11/08 (a)(b)	36,750,000	36,603,510
3.650% 03/03/08 (a)(b)	88,000,000	87,982,156
4.050% 04/22/08 (a)(b)	118,235,000	117,543,325
4.520% 04/11/08 (a)(b)	135,000,000	134,305,050
Liberty Lighthouse Funding Co.
5.650% 04/24/08 (a)(b)(c)	80,645,000	79,961,534
Monument Gardens Funding LLC
4.600% 04/18/08 (a)(b)	95,000,000	94,417,333

See Accompanying Notes to Financial Statements.
3

Columbia Money Market Reserves

February 29, 2008 (Unaudited)

Commercial Paper (continued)

	Par ($)	Value ($)
New Center Asset Trust
3.430% 05/02/08 (b)	25,000,000	24,852,319
4.050% 04/25/08 (b)	270,650,000	268,975,353
Scaldis Capital LLC
3.350% 04/15/08 (a)(b)	30,000,000	29,874,375
3.870% 04/21/08 (a)(b)	75,000,000	74,588,813
3.900% 04/08/08 (a)(b)	48,900,000	48,698,695
Sheffield Receivables Corp.
3.150% 04/07/08 (a)(b)	36,500,000	36,381,831
Societe Generale North America, Inc.
4.545% 04/07/08 (b)	270,000,000	268,738,763
Solitaire Funding LLC
3.150% 05/12/08 (a)(b)	90,000,000	89,433,000
3.350% 04/23/08 (a)(b)	150,000,000	149,260,208
3.370% 04/16/08 (a)(b)	100,000,000	99,569,389
4.320% 04/11/08 (a)(b)	427,000,000	424,899,160
4.450% 04/09/08 (a)(b)	200,000,000	199,035,833
Surrey Funding Corp.
3.200% 03/03/08 (a)(b)	323,391,000	323,333,508
Versailles CDS LLC
3.250% 05/07/08 (a)(b)	25,000,000	24,848,785
3.300% 05/06/08 (a)(b)	178,000,000	176,923,100
3.500% 03/03/08 (a)(b)	150,000,000	149,970,833
3.750% 03/26/08 (a)(b)	5,000,000	4,986,979
4.450% 04/18/08 (a)(b)	55,000,000	54,673,667
Victory Receivables Corp.
3.250% 03/14/08 (a)(b)	150,128,000	149,951,808
3.450% 03/04/08 (a)(b)	35,847,000	35,836,694
3.950% 03/18/08 (a)(b)	140,000,000	139,738,861
Total Commercial Paper (cost of $10,347,957,080)		10,347,957,080

Corporate Bonds – 19.1%

AIG Matched Funding Corp.
4.726% 10/06/08 (a)(d)	390,000,000	390,000,000
4.944% 09/24/08 (a)(d)	175,000,000	175,000,000
Alliance & Leicester PLC
3.213% 09/05/08 (a)(d)	125,000,000	125,000,000
American Express Credit Corp.
3.241% 03/05/08 (d)	50,000,000	50,000,000
Asscher Finance Corp.
5.500% 07/16/08 (a)(c)	172,756,000	172,756,000

	Par ($)	Value ($)
Axon Financial Funding LLC
3.080% 05/02/08 (a)(c)(d)(f)(g) (amortized cost of $99,998,306)	100,000,000	89,000,000
3.090% 04/15/08 (a)(c)(d)(f)(g) (amortized cost of $50,000,000)	50,000,000	44,500,000
4.671% 04/04/08 (a)(c)(d)(f)(g) (amortized cost of $135,000,000)	135,000,000	120,150,000
BNP Paribas
4.961% 06/16/08 (d)	116,000,000	116,000,000
Carrera Capital Finance LLC
3.236% 07/30/08 (a)(c)(d)	75,000,000	75,000,000
Cullinan Finance Corp.
3.070% 03/25/08 (a)(c)(d)	200,000,000	199,996,087
3.070% 08/01/08 (a)(c)(d)	50,000,000	49,991,639
Fifth Third Bancorp
3.145% 09/22/08 (a)(d)	20,000,000	20,000,000
Goldman Sachs Group, Inc.
3.179% 05/21/08 (d)	70,000,000	70,000,000
3.199% 08/13/08 (d)	250,000,000	250,000,000
Gulf Gate Apartments LLC
LOC: Wells Fargo Bank N.A. 3.120% 09/01/28 (h)	2,000,000	2,000,000
HBOS Treasury Services PLC
3.334% 01/30/09 (a)(d)	20,000,000	20,000,000
K2 (USA) LLC
3.080% 08/01/08 (a)(c)(d)	200,000,000	199,974,918
Merrill Lynch & Co., Inc.
3.261% 12/12/08 (d)	125,000,000	125,000,000
Morgan Stanley Asset Funding, Inc.
3.575% 12/05/08 (d)	900,000,000	900,000,000
Natixis NY
3.096% 09/08/08 (a)(d)	265,000,000	265,000,000
3.141% 09/12/08 (a)(d)	125,000,000	125,000,000
Unicredito Italiano Bank Ireland
3.148% 09/12/08 (a)(d)	100,000,000	100,000,000
Wells Fargo & Co.
3.201% 01/14/09 (a)(d)	25,000,000	25,000,000
Westpac Banking Corp.
5.103% 07/11/08 (a)(d)	400,000,000	400,000,000

See Accompanying Notes to Financial Statements.
4

Columbia Money Market Reserves

February 29, 2008 (Unaudited)

Corporate Bonds (continued)

	Par ($)	Value ($)
Whistlejacket Capital Ltd.
3.060% 03/25/08 (a)(c)(d)(f)(g) (amortized cost of $49,999,022)	50,000,000	45,000,000
3.060% 06/09/08 (a)(c)(d)(f)(g) (amortized cost of $49,995,924)	50,000,000	45,000,000
Total Corporate Bonds (cost of $4,240,711,896)		4,199,368,644

Certificates of Deposit – 13.5%

Bank of Nova Scotia
3.125% 04/03/08	245,000,000	245,000,000
Bank of Tokyo Mitsubishi Ltd. NY
3.090% 05/21/08	190,000,000	190,000,000
4.625% 04/07/08	495,000,000	495,000,000
Bank Scotland PLC NY
3.050% 05/14/08	750,000,000	750,000,000
3.300% 04/29/08	350,000,000	350,000,000
Barclays Bank PLC NY
4.400% 04/08/08	340,000,000	340,000,000
Canadian Imperial Bank of Commerce NY
3.211% 03/17/08 (d)	50,000,000	50,000,000
DEPFA Bank PLC NY
4.470% 04/08/08	260,000,000	260,000,000
Royal Bank of Canada NY
3.225% 11/07/08 (d)	15,000,000	15,000,000
UBS AG/Stamford Branch
5.395% 03/18/08	270,000,000	270,000,000
Total Certificates of Deposit (cost of $2,965,000,000)		2,965,000,000

Time Deposit – 2.4%

KeyBank N.A.
3.188% 03/03/08	535,119,000	535,119,000
Total Time Deposit (cost of $535,119,000)		535,119,000

Asset-Backed Securities – 1.2%

Paragon Mortgages PLC
Series 13A, Class A1
3.131% 01/15/39 (a)(d)(e)	265,189,920	265,189,920
Total Asset-Backed Securities (cost of $265,189,920)		265,189,920

Municipal Bonds – 1.0%

	Par ($)	Value ($)
Colorado – 0.0%
CO Housing & Finance Authority
Series 2003 A-1,
SPA: FHLB 5.000% 10/01/33 (h)	8,220,000	8,220,000
Colorado Total		8,220,000
Florida – 0.6%
FL Hurricane Catastrophe Fund
Series 2006 B,
3.331% 03/13/09 (d)	137,000,000	137,000,124
Florida Total		137,000,124
New Hampshire – 0.0%
NH Business Finance Authority
Series 2002 B,
SPA: Bank of New York 3.200% 11/01/20 (h)	7,789,000	7,789,000
New Hampshire Total		7,789,000
New York – 0.1%
NY New York City Housing Development Corp.
RBNB Wall Street Owner,
Series 2005 B, LOC: Landesbank Hessen-Thuringen 3.100% 12/01/36 (h)	10,900,000	10,900,000
New York Total		10,900,000
Texas – 0.1%
TX State
Series 1997 B-2,
SPA: DEPFA Bank PLC 3.120% 12/01/29 (h)	9,785,000	9,785,000
Series 2002 B,
LOC: Landesbank Hessen-Thuringen 3.600% 06/01/23 (h)	13,165,000	13,165,000
Texas Total		22,950,000

See Accompanying Notes to Financial Statements.
5

Columbia Money Market Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Wisconsin – 0.2%
WI Housing & Economic Development Authority
Series 2005 F,
SPA: DEPFA Bank PLC 3.170% 11/01/30 (h)	12,200,000	12,200,000
Series 2006 B,
SPA: DEPFA Bank PLC 3.120% 09/01/37 (h)	18,775,000	18,775,000
Wisconsin Total		30,975,000
Total Municipal Bonds (cost of $217,834,124)		217,834,124
Funding Agreements – 0.9%
Genworth Life Insurance Co.
5.236% 06/09/08 (d)(f)	50,000,000	50,000,000
4.726% 10/03/08 (d)(f)	75,000,000	75,000,000
Metropolitan Life Insurance Co.
4.158% 08/11/08 (d)	80,000,000	80,000,000
Total Funding Agreements (cost of $205,000,000)		205,000,000
Repurchase Agreements – 15.9%
Repurchase agreement with Barclays Capital, dated 02/29/08, due 03/03/08, at 3.180%, collateralized by U.S. Government Agency Obligations with various maturities to 04/01/47, market value $637,500,001 (repurchase proceeds $625,165,625)	625,000,000	625,000,000
Repurchase agreement with Barclays Capital, dated 02/29/08, due 03/03/08, at 3.225%, collateralized by asset-backed securities with various maturities to 07/25/46, market value $128,750,001 (repurchase proceeds $125,033,594)	125,000,000	125,000,000

	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 02/29/08, due 03/03/08, at 3.230%, collateralized by corporate bonds with various maturities to 12/01/66, market value $772,501,052 (repurchase proceeds $750,201,875)	750,000,000	750,000,000
Repurchase agreement with Lehman Brothers, dated 02/29/08, due 03/03/08, at 3.225%, collateralized by commercial paper maturing 08/13/08, market value $510,005,000 (repurchase proceeds $500,134,375)	500,000,000	500,000,000
Repurchase agreement with Merrill Lynch, dated 02/29/08, due 03/03/08, at 3.210%, collateralized by commercial paper with various maturities to 08/13/08, market value $765,002,642 (repurchase proceeds $750,200,625)	750,000,000	750,000,000
Repurchase agreement with UBS Securities, Inc., dated 02/29/08, due 03/03/08, at 3.225%, collateralized by corporate bonds with various maturities to 09/30/50, market value $772,501,361 (repurchase proceeds $750,201,563)	750,000,000	750,000,000
Total Repurchase Agreements (cost of $3,500,000,000)		3,500,000,000
Other – 0.0%
Capital Support Agreement with Affiliate (i)	—	9,700,000
Total Investments – 101.0% (cost of $22,276,812,020) (j)		22,245,168,768
Other Assets & Liabilities, Net – (1.0)%		(228,103,164)
Net Assets – 100.0%		22,017,065,604

See Accompanying Notes to Financial Statements.
6

Columbia Money Market Reserves

February 29, 2008 (Unaudited)

Notes to Investment Portfolio:

(a)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities, which are not illiquid except for those in the following table, amounted to $11,253,635,463, which represents 51.1% of net assets.

Security	Acquisition Date	Acquisition Cost
Axon Financial Funding LLC
3.080% 05/02/08	04/23/07	$100,000,000
3.090% 04/15/08	04/10/07	50,000,000
4.671% 04/04/08	04/02/07	135,000,000
Carrera Capital Finance LLC 3.236% 07/30/08	07/18/07	75,000,000
K2 (USA) LLC 3.080% 08/01/08	07/27/07	200,000,000
Whistlejacket Capital Ltd. 3.060% 03/25/08 3.060% 06/09/08	03/15/07 05/29/07	50,000,000 50,000,000
		$660,000,000

(b)  The rate shown represents the discount rate at the date of purchase.

(c)  Security issued by a structured investment vehicle. See Notes 8 and 9.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2008.

(e)  The maturity date reflected is the contractual date of the structure. The expected weighted average life may be significantly shorter.

(f)  Represents fair value as determined in good faith under procedures adopted by the Board of Trustees.

(g)  Security is in default and is a covered security as defined in Note 3. See also Notes 8 and 9.

(h)  Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate shown reflects the rate at February 29, 2008.

(i)  See Note 3.

(j)  Cost for federal income tax purposes is $22,276,812,020.

Acronym	Name
FHLB	Federal Home Loan Bank

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.
7

Statement of Assets and Liabilities – Columbia Money Market Reserves
February 29, 2008 (Unaudited)

		($)
Assets	Total investments, at cost	22,276,812,020
	Investment securities, at value	18,735,468,768
	Capital Support Agreement, at value (See Note 3)	9,700,000
	Repurchase agreements, at value	3,500,000,000
	Total investments, at value	22,245,168,768
	Cash	807
	Receivable for:
	Fund shares sold	97,680
	Interest	49,204,000
	Other assets	175,609
	Expense reimbursement due from investment advisor/administrator	8,150
	Trustees' deferred compensation plan	295,408
	Total Assets	22,294,950,422
	Payable for:
	Investments purchased	245,000,000
	Fund shares repurchased	112,354
	Distributions	27,020,845
	Investment advisory fee	2,645,901
	Administration fee	696,244
	Pricing and bookkeeping fees	15,483
	Trustees' fees	68,649
	Custody fee	45,195
	Distribution and service fees	1,800,334
	Chief compliance officer expenses	1,448
	Trustees' deferred compensation plan	295,408
	Other liabilities	182,957
	Total Liabilities	277,884,818
	Net Assets	22,017,065,604
Net Assets Consist of	Paid-in capital	22,050,946,554
	Overdistributed net investment income	(33,213)
	Accumulated net realized loss	(2,204,485)
	Unrealized loss on investments, net of Capital Support Agreement (See Note 3)	(31,643,252)
	Net Assets	22,017,065,604

See Accompanying Notes to Financial Statements.
8

Statement of Assets and Liabilities (continued) – Columbia Money Market Reserves
February 29, 2008 (Unaudited)

Capital Class Shares	Net assets	$9,170,702,835
	Shares outstanding	9,184,934,320
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$103,022,239
	Shares outstanding	103,173,255
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$948,497,586
	Shares outstanding	949,934,370
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$7,678,903,879
	Shares outstanding	7,690,399,455
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$69,463,130
	Shares outstanding	69,560,949
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$3,248,357,782
	Shares outstanding	3,253,374,165
	Net asset value per share	$1.00
Retail A Shares	Net assets	$92,410,010
	Shares outstanding	92,518,469
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$705,708,143
	Shares outstanding	707,008,269
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
9

Statement of Operations – Columbia Money Market Reserves
For the Six Months Ended February 29, 2008 (Unaudited)

		($)
Investment Income	Interest	614,184,345
Expenses	Investment advisory fee	18,634,862
	Administration fee	11,988,690
	Distribution fee:
	Investor Class Shares	34,414
	Shareholder servicing and administration fees:
	Trust Class Shares	49,169
	Liquidity Class Shares	1,566,781
	Adviser Class Shares	10,028,435
	Investor Class Shares	86,034
	Institutional Class Shares	651,545
	Retail A Shares	32,946
	Transfer agent fee	513,053
	Pricing and bookkeeping fees	89,552
	Trustees' fees	18,171
	Custody fee	182,992
	Chief compliance officer expenses	4,414
	Other expenses	547,025
	Total Expenses	44,428,083
	Expenses waived or reimbursed by investment advisor and/or administrator	(7,093,108)
	Fees waived by shareholder service provider—Liquidity Class Shares	(626,713)
	Expense reductions	(40,181)
	Net Expenses	36,668,081
	Net Investment Income	577,516,264
Net Realized and Unrealized Gain (Loss) on Investments	Net realized loss on investments	(4,161,268)
	Reimbursement by advisor for realized loss (See Note 5)	4,247,407
	Net realized gain	86,139
	Change in unrealized appreciation due to Capital Support Agreement (See Note 3)	9,700,000
	Change in unrealized depreciation on investments	(41,343,252)
	Net Loss	(31,557,113)
	Net Increase Resulting from Operations	545,959,151

See Accompanying Notes to Financial Statements.
10

Statement of Changes in Net Assets – Columbia Money Market Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2008 ($)	Year Ended August 31, 2007 ($)
Operations	Net investment income	577,516,264	1,093,085,592
	Net realized gain on investments	86,139	269,731
	Change in unrealized appreciation due to Capital Support Agreement (See Note 3)	9,700,000	—
	Change in unrealized depreciation on investments	(41,343,252)	—
	Net Increase Resulting from Operations	545,959,151	1,093,355,323
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(270,734,480)	(461,779,995)
	Trust Class Shares	(2,226,074)	(2,133,256)
	Liquidity Class Shares	(29,064,269)	(73,337,146)
	Adviser Class Shares	(179,359,774)	(353,724,171)
	Investor Class Shares	(1,500,244)	(3,995,845)
	Market Class Shares	—	(22,202)
	Daily Class Shares	—	(103,847)
	Class B Shares	—	(141,292)
	Class C Shares	—	(27,070)
	Institutional Class Shares	(75,841,908)	(154,917,361)
	Retail A Shares	(2,188,124)	(5,010,890)
	G-Trust Shares	(16,783,835)	(37,892,517)
	Total Distributions to Shareholders	(577,698,708)	(1,093,085,592)
	Net Capital Share Transactions	(2,146,670,263)	7,015,681,226
	Total Increase (Decrease) in Net Assets	(2,178,409,820)	7,015,950,957
Net Assets	Beginning of period	24,195,475,424	17,179,524,467
	End of period	22,017,065,604	24,195,475,424
	Undistributed (overdistributed) net investment income, at end of period	(33,213)	149,231

See Accompanying Notes to Financial Statements.
11

Statement of Changes in Net Assets (continued) – Columbia Money Market Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	30,173,116,736	30,173,116,736	71,655,891,029	71,655,891,028
Distributions reinvested	203,897,360	203,897,360	283,008,569	283,008,569
Redemptions	(31,917,021,047)	(31,917,021,047)	(67,840,056,209)	(67,840,056,209)
Net Increase (Decrease)	(1,540,006,951)	(1,540,006,951)	4,098,843,389	4,098,843,388
Trust Class Shares
Subscriptions	511,832,416	511,832,416	435,215,238	435,215,238
Distributions reinvested	118,239	118,239	100,601	100,601
Redemptions	(473,526,669)	(473,526,669)	(390,654,143)	(390,654,143)
Net Increase	38,423,986	38,423,986	44,661,696	44,661,696
Liquidity Class Shares
Subscriptions	2,362,885,945	2,362,885,945	11,509,726,140	11,509,726,140
Distributions reinvested	23,823,143	23,823,143	58,007,314	58,007,314
Redemptions	(2,918,393,130)	(2,918,393,130)	(11,340,581,799)	(11,340,581,799)
Net Increase (Decrease)	(531,684,042)	(531,684,042)	227,151,655	227,151,655
Adviser Class Shares
Subscriptions	8,483,608,544	8,483,608,544	18,341,486,587	18,341,486,587
Distributions reinvested	15,000,375	15,000,375	29,552,223	29,552,223
Redemptions	(8,742,300,632)	(8,742,300,632)	(16,103,981,288)	(16,103,981,288)
Net Increase (Decrease)	(243,691,713)	(243,691,713)	2,267,057,522	2,267,057,522
Investor Class Shares
Subscriptions	1,024,576	1,024,576	65,511,322	65,511,322
Distributions reinvested	67	67	295,810	295,810
Redemptions	(52,170)	(52,170)	(77,353,870)	(77,353,870)
Net Increase (Decrease)	972,473	972,473	(11,546,738)	(11,546,738)
Market Class Shares
Subscriptions	—	—	913,000	913,000
Distributions reinvested	—	—	17,013	17,013
Redemptions	—	—	(1,297,375)	(1,297,375)
Net Decrease	—	—	(367,362)	(367,362)
Daily Class Shares
Subscriptions	—	—	3,750,534	3,750,534
Distributions reinvested	—	—	103,440	103,440
Redemptions	—	—	(7,389,194)	(7,389,194)
Net Decrease	—	—	(3,535,220)	(3,535,220)
Class B Shares
Subscriptions	—	—	1,330,053	1,330,053
Distributions reinvested	—	—	115,574	115,574
Redemptions	—	—	(6,571,223)	(6,571,223)
Net Decrease	—	—	(5,125,596)	(5,125,596)

(a)  On May 30, 2007, Market, Daily and Class B shares were fully redeemed.

See Accompanying Notes to Financial Statements.
12

Statement of Changes in Net Assets (continued) – Columbia Money Market Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class C Shares
Subscriptions	—	—	342,381	342,381
Distributions reinvested	—	—	23,955	23,955
Redemptions	—	—	(1,284,006)	(1,284,006)
Net Decrease	—	—	(917,670)	(917,670)
Institutional Class Shares
Subscriptions	6,038,953,816	6,038,953,816	13,023,609,227	13,023,609,227
Distributions reinvested	72,166,977	72,166,977	151,639,781	151,639,781
Redemptions	(5,957,621,627)	(5,957,621,627)	(12,767,216,479)	(12,767,216,479)
Net Increase	153,499,166	153,499,166	408,032,529	408,032,529
Retail A Shares
Subscriptions	10,887,476	10,887,476	29,868,183	29,868,183
Distributions reinvested	2,147,985	2,147,985	4,903,009	4,903,009
Redemptions	(16,752,982)	(16,752,982)	(40,288,503)	(40,288,503)
Net Decrease	(3,717,521)	(3,717,521)	(5,517,311)	(5,517,311)
G-Trust Shares
Subscriptions	548,763,759	548,763,759	981,168,476	981,168,476
Distributions reinvested	788,466	788,466	1,633,802	1,633,802
Redemptions	(570,017,886)	(570,017,886)	(985,857,946)	(985,857,946)
Net Decrease	(20,465,661)	(20,465,661)	(3,055,668)	(3,055,668)

See Accompanying Notes to Financial Statements.
13

Statement of Cash Flows – Columbia Money Market Reserves
For the Six Months Ended February 29, 2008 (Unaudited)

Increase (Decrease) in Cash	$
Cash Flows from Operating Activities
Change in net assets resulting from operations	545,959,151
Adjustments to reconcile change in net assets resulting from operations to net cash provided by operating activities:
Increase in other assets	(175,609)
Net sales of short-term investment securities	2,113,564,840
Decrease in income receivable	44,305,696
Unrealized appreciation from Capital Support Agreement from affiliate	(9,700,000)
Decrease in payable for accrued expenses	(401,936)
Increase in payable for investments purchased	245,000,000
Increase in expense reimbursement due from investment advisor	(270,800)
Decrease in payable to investment advisor	(280,606)
Net realized gain on investments	(86,139)
Net accretion of discount	(240,766,844)
Net unrealized depreciation on investments	41,343,252
Net Cash Provided by Operating Activities	2,738,491,005
Cash Flows from Financing Activities:
Proceeds from sale of shares	48,131,029,890
Cash distributions paid	(273,909,608)
Payment for shares redeemed	(50,595,611,135)
Net Cash Provided by Financing Activities	(2,738,490,853)
Net Increase in Cash	152
Cash:
Cash at beginning of period	655
Cash at end of period	807

See Accompanying Notes to Financial Statements.
14

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.04	0.02	0.01	0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.05	0.02		0.04	0.02	0.01	0.02
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.04)	(0.02)	(0.01)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.36	%(d)(e)	5.30%	2.08	%(d)	3.63%	1.58%	0.98%	1.56%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.20	%(g)	0.20%	0.20	%(g)	0.20%	0.20%	0.20%	0.20%
Interest expense	—		—	—		—	—	—	—	%(h)
Net expenses (f)	0.20	%(g)	0.20%	0.20	%(g)	0.20%	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.06	%(g)	0.06%	0.06	%(g)	0.06%	0.07%	0.06%	0.06%
Net investment income (f)	4.77	%(g)	5.18%	4.93	%(g)	3.60%	1.50%	0.98%	1.54%
Net assets, end of period (000's)	$9,170,703		$10,723,924	$6,625,010		$6,401,492	$7,148,040	$9,064,090	$10,092,837

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 2.07%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
15

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.31	%(d)(e)	5.20%	2.04	%(d)	3.52%	1.48%	0.88%	1.46%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.30	%(g)	0.30%	0.30	%(g)	0.30%	0.30%	0.30%	0.30%
Interest expense	—		—	—		—	—	—	—	%(h)
Net expenses (f)	0.30	%(g)	0.30%	0.30	%(g)	0.30%	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.06	%(g)	0.06%	0.06	%(g)	0.06%	0.07%	0.06%	0.06%
Net investment income (f)	4.53	%(g)	5.08%	4.89	%(g)	3.71%	1.32%	0.88%	1.44%
Net assets, end of period (000's)	$103,022		$64,747	$20,085		$15,325	$10,933	$9,344	$60,342

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 2.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
16

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.29	%(d)(e)	5.15%	2.02	%(d)	3.47%	1.42%	0.83%	1.41%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.35	%(g)	0.35%	0.35	%(g)	0.35%	0.35%	0.35%	0.35%
Interest expense	—		—	—		—	—	—	—	%(h)
Net expenses (f)	0.35	%(g)	0.35%	0.35	%(g)	0.35%	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.16	%(g)	0.16%	0.16	%(g)	0.16%	0.17%	0.65%	0.76%
Net investment income (f)	4.64	%(g)	5.03%	4.78	%(g)	3.56%	1.44%	0.83%	1.39%
Net assets, end of period (000's)	$948,498		$1,481,554	$1,254,383		$1,214,883	$492,232	$437,371	$497,339

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 1.99%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
17

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.24	%(d)(e)	5.04%	1.98	%(d)	3.37%	1.32%	0.73%	1.31%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.45	%(g)	0.45%	0.45	%(g)	0.45%	0.45%	0.45%	0.45%
Interest expense	—		—	—		—	—	—	—	%(h)
Net expenses (f)	0.45	%(g)	0.45%	0.45	%(g)	0.45%	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.06	%(g)	0.06%	0.06	%(g)	0.06%	0.07%	0.06%	0.06%
Net investment income (f)	4.47	%(g)	4.93%	4.69	%(g)	3.47%	1.34%	0.73%	1.29%
Net assets, end of period (000's)	$7,678,904		$7,933,658	$5,666,480		$4,730,117	$1,740,828	$1,791,613	$640,364

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 1.94%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
18

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.05	0.02		0.03	0.01	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.19	%(d)(e)	4.94%	1.93	%(d)	3.27%	1.22%	0.63%	1.21%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.55	%(g)	0.55%	0.55	%(g)	0.55%	0.55%	0.55%	0.55%
Interest expense	—		—	—		—	—	—	—	%(h)
Net expenses (f)	0.55	%(g)	0.55%	0.55	%(g)	0.55%	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.06	%(g)	0.06%	0.06	%(g)	0.06%	0.07%	0.06%	0.06%
Net investment income (f)	4.36	%(g)	4.83%	4.56	%(g)	3.26%	1.20%	0.63%	1.19%
Net assets, end of period (000's)	$69,463		$68,592	$80,137		$107,221	$85,981	$89,996	$61,153

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 1.89%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
19

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,	Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2008		2007	2006 (a)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.04	0.02	0.01	0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—	—	—	—
Total from Investment Operations	0.02		0.05	0.02		0.04	0.02	0.01	0.02
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.04)	(0.02)	(0.01)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.34	%(d)(e)	5.26%	2.07	%(d)	3.59%	1.54%	0.94%	1.52%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.24	%(g)	0.24%	0.24	%(g)	0.24%	0.24%	0.24%	0.24%
Interest expense	—		—	—		—	—	—	—	%(h)
Net expenses (f)	0.24	%(g)	0.24%	0.24	%(g)	0.24%	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.06	%(g)	0.06%	0.06	%(g)	0.06%	0.07%	0.06%	0.06%
Net investment income (f)	4.66	%(g)	5.14%	4.90	%(g)	3.59%	1.59%	0.94%	1.50%
Net assets, end of period (000's)	$3,248,358		$3,099,546	$2,691,468		$2,361,622	$1,915,745	$937,474	$721,023

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 2.04%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
20

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

Retail A Shares	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—
Total from Investment Operations	0.02		0.05	0.02		0.01
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total return (c)(d)	2.33	%(e)(f)	5.23%	2.05	%(e)	1.50	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.27	%(h)	0.27%	0.27	%(h)	0.27	%(h)
Waiver/Reimbursement	0.06	%(h)	0.06%	0.06	%(h)	0.06	%(h)
Net investment income (g)	4.65	%(h)	5.11%	4.85	%(h)	4.15	%(h)
Net assets, end of period (000's)	$92,410		$96,260	$101,776		$110,828

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A Shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Had an affiliate of the investment advisor not provided capital support, total return would have been 2.03%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
21

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

G-Trust Shares	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.02		0.05	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(i)	—	—		—
Total from Investment Operations	0.02		0.05	0.02		0.02
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total return (c)(d)	2.36	%(e)(f)	5.30%	2.08	%(e)	1.53	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.20	%(h)	0.20%	0.20	%(h)	0.20	%(h)
Waiver/Reimbursement	0.06	%(h)	0.06%	0.06	%(h)	0.06	%(h)
Net investment income (g)	4.72	%(h)	5.18%	4.93	%(h)	4.22	%(h)
Net assets, end of period (000's)	$705,708		$727,195	$730,240		$780,544

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust Shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Had an affiliate of the investment advisor not provided capital support, total return would have been 2.07%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.
22

Notes to Financial Statements – Columbia Money Market Reserves
February 29, 2008 (Unaudited)

Note 1. Organization

Columbia Money Market Reserves (the "Fund") is a series of Columbia Funds Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Institutional Class, Retail A and G-Trust shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. For the purposes of financial statement presentation and determination of the Fund's market-based net asset value per share, securities covered by the Capital Support Agreement are being valued at fair value (see Note 3). The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

23

Columbia Money Market Reserves
February 29, 2008 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Capital Support Agreement

On December 12, 2007, the Fund, together with Columbia Cash Reserves and Columbia Prime Reserves, entered into a Capital Support Agreement (the "Agreement") with NB Funding Company LLC (the "Support Provider"), an affiliate of Columbia. Bank of America Corporation ("BOA") has guaranteed to the Fund the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

BOA has obtained short-term credit ratings of A-1+ from Standard & Poor's, Prime-1 from Moody's Investors Service, Inc. and F-1+ from FitchRatings. BOA's short-term credit ratings satisfy the ratings requirements for first tier securities ("First Tier Securities") as defined in paragraph (a)(12) of Rule 2a-7 of the 1940 Act.

The Fund's objective in entering into the Agreement is to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value ("NAV") per share at an amount no less than the specific level set forth in the Agreement (the "Minimum NAV Per Share"). The Agreement establishes the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund's market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a "capital contribution" is a cash contribution by the Support Provider to the Fund for which the Support Provider does not receive any shares or other consideration from the Fund.

The amount the Support Provider could be required to contribute under the Agreement was limited to $189 million (the "Maximum Contribution Amount") for the Fund and other funds included in the Agreement as of February 29, 2008 (see Note 10). The Agreement requires the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that has been subject to a default or other event listed in Rule 2a-7(c)(6)(ii) under the 1940 Act (a

24

Columbia Money Market Reserves
February 29, 2008 (Unaudited)

"Covered Security") at less than its amortized cost (a "Triggering Event"). The Agreement requires the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund's market-based NAV per share to decline below the Minimum NAV Per Share.

The Fund treats the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement may increase or decrease on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund. In no event will the value of the Agreement exceed the Maximum Contribution Amount.

The Fund is required to sell any Covered Securities (i) promptly following any change in the short-term ratings of BOA such that its obligations no longer qualify as First Tier Securities or (ii) on the business day immediately prior to December 13, 2008; provided that the Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution.

The Support Provider's obligation to make contributions under the Agreement terminates upon the earliest to occur of (i) December 13, 2008, (ii) payment of the Maximum Contribution Amount or (iii) the Support Provider having made all capital contributions required following a change in the short-term credit ratings of BOA such that its obligations no longer qualify as First Tier Securities.

The following table identifies the Covered Securities and includes the par value, amortized cost and fair value at the end of the reporting period.

Covered Security	Par Value	Amortized Cost	Fair Value
Axon Financial Funding LLC, 3.080%, 05/02/08	$100,000,000	$99,998,306	$89,000,000
Axon Financial Funding LLC, 3.090%, 04/15/08	50,000,000	50,000,000	44,500,000
Axon Financial Funding LLC, 4.671%, 04/04/08	135,000,000	135,000,000	120,150,000
Whistlejacket Capital Ltd., 3.060%, 03/25/08	50,000,000	49,999,022	45,000,000
Whistlejacket Capital Ltd., 3.060%, 06/09/08	50,000,000	49,995,924	45,000,000

At the end of the reporting period, management estimated the fair value of the Agreement to be $9,700,000 (See Notes 9 and 10).

Note 4. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$1,093,085,592

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at February 29, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$9,700,000
Unrealized depreciation	(41,343,252)
Net unrealized depreciation	$(31,643,252)

The following capital loss carryforwards, determined as of August 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$482,822
2013	508,123
2014	1,298,598

Capital loss carryforwards of $256,339 were utilized during the year ended August 31, 2007.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109

25

Columbia Money Market Reserves
February 29, 2008 (Unaudited)

("FIN 48") on February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements and no cumulative effect adjustment was recorded on February 29, 2008. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of BOA, provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Fund and other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2008.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Prior January 1, 2008, Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the six month period ended February 29, 2008, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration

26

Columbia Money Market Reserves
February 29, 2008 (Unaudited)

fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six month period ended February 29, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $3,714.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six month period ended February 29, 2008, no minimum account balance fees were charged by the Fund.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the distributor of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class and Investor Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

27

Columbia Money Market Reserves
February 29, 2008 (Unaudited)

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Retail A Shares	0.07%	0.07%
Administration Plans:
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2008 as a percentage of the Fund's Liquidity Class Shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class Shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class Shares.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2008 so that total expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2008.

Columbia and the Distributor are entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class Shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class Shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

28

Columbia Money Market Reserves
February 29, 2008 (Unaudited)

At February 29, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,				Total potential	Amount recovered during the six month period ended
2011	2010	2009	2008	recovery	2/29/08
$7,093,108	$12,528,105	$4,518,353	$8,370,498	$32,510,064	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As the result of a fund merger, the Fund assumed the assets and liabilities of the deferred compensation plan of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Other Related Party Transaction

On October 31, 2007, Columbia purchased $175,000,000 par value of securities of Cheyne Finance LLC from the Fund at a purchase price equal to amortized cost (a price in excess of the security's then current fair value) plus accrued interest receivable. The excess purchase price over the then current fair value amounted to $4,247,407 and is treated as a reimbursement from Columbia for losses realized on the securities.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 29, 2008, these custody credits reduced total expenses by $40,181 for the Fund.

Note 7. Shares of Beneficial Interest

As of February 29, 2008, the Fund had three shareholders that collectively held 85.0% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Since the third quarter of 2007, the asset-backed commercial paper ("ABCP") market has been under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector are impacting the short term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt obligations, including, among others, credit card debt, automobile loans and leases, prime and subprime mortgage-backed securities, student loans, trade receivables and other

29

Columbia Money Market Reserves
February 29, 2008 (Unaudited)

asset-backed securities. Structured investment vehicles (SIVs), a sector of the ABCP market, are special purpose vehicles that primarily buy highly rated, high quality longer term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium term notes) and subordinated debt or equity. A number of funds, including the Fund, invest in ABCP, including commercial paper and medium-term notes issued by SIVs. The value of asset-backed securities, including SIVs, may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

The ABCP market continues to function, although at wider spreads and under intense liquidity pressure. The amount of outstanding ABCP has been declining over the past few months with pronounced differences amongst ABCP sectors in terms of liquidity. U.S. bank-sponsored multi-seller conduits have had the best access to the market. SIVs have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs.

Under current market conditions, certain securities owned by the Fund may be deemed to be illiquid. "Illiquid securities" are generally those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of certain securities may result in the Fund incurring greater losses on the sale of some securities than under more stable market conditions.

The current market instability has made it more difficult to obtain market quotations on certain securities owned by the Fund. In the absence of market quotations, Fund securities are valued at their "fair value" under procedures established by the Board of Trustees. Fair values assigned to the investments by Columbia are based upon available information believed to be reliable, which may be affected by conditions in the financial markets. Different market participants may reach different opinions as to the value of any particular security, based on their varying market outlooks, the market information available to them, and the particular circumstances of their Funds.

As of February 29, 2008, 2.2% of the securities held by the Fund were valued based on fair values assigned by Columbia ("fair valued securities").

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in

30

Columbia Money Market Reserves
February 29, 2008 (Unaudited)

disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common

31

Columbia Money Market Reserves
February 29, 2008 (Unaudited)

trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Note 9. Market and Security Events

On November 21, 2007, Axon Financial Funding LLC ("Axon") experienced an "automatic liquidation event" as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. As a result of the automatic liquidation event, the Axon notes became immediately due and payable. The Axon notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Axon notes. The Axon securities are covered securities under the Capital Support Agreement discussed in Note 3.

On February 11, 2008, Whistlejacket Capital Ltd. ("Whistlejacket"), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an "enforcement event." As a result of the enforcement event, receivers of Whistlejacket were appointed. On February 15, 2008, the investment manager for Whistlejacket determined that Whistlejacket was insolvent. On February 21, 2008, Whistlejacket was in payment default due to its failure to pay medium term notes that matured on February 15, 2008. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Whistlejacket notes. The Whistlejacket notes are covered securities under the Capital Support Agreement discussed in Note 3.

As of February 29, 2008, the Fund treated the Capital Support Agreement discussed in Note 3 as an asset with a value of $9,700,000 when calculating its market-based net asset value per share. The maximum value of the asset represented by the Capital Support Agreement for the period from December 12, 2007 through February 29, 2008 was also $9,700,000.

Note 10. Subsequent Events

On April 7, 2008, the Capital Support Agreement discussed in Note 3 was replaced by a new Capital Support Agreement with identical terms but with the Maximum Contribution Amount raised to $185 million. The Fund is the only fund that is a party to the new agreement so the entire Maximum Contribution Amount is available to the Fund.

As of April 23, 2008, the Fund treated the April 7, 2008 Capital Support Agreement as an asset with a value of $11,900,000 when calculating its market-based net asset value per share. The maximum value of the asset represented by the April 7, 2008 Capital Support Agreement or its predecessor for the period from March 1, 2008 through April 23, 2008 was $30,000,000.

32

Board Consideration and Re-Approval of Investment
Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA") for Columbia Money Market Reserves. The investment advisory agreement with CMA is referred to as the "Advisory Agreement." The fund identified above is referred to as the "Fund."

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). During the fee review process, the Consultant's role was to manage the review process to ensure that fees are negotiated in a manner that is at arms' length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant's report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board's review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Fund, are provided administration services under a separate contract. The most recent investment adviser registration form ("Form ADV") for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Fund and CMA, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund. The Board also considered CMA's investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

Fund Performance and Expenses. The Board considered the one-year, three-year, five-year and ten-year performance results for the Fund, as relevant. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The Board also considered these results in comparison to sub-categories of money market funds grouped

33

and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Fund's Peer Group and/or Universe for performance would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked the Fund based on: (i) the Fund's one-year performance compared to actual management fees; and (ii) the Fund's one-year performance compared to total expenses.

Investment Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Fund to CMA for investment advisory services (the "Contractual Management Rate"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the "Actual Management Rate"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex, including a new fee waiver commitment and group-wide breakpoint fee schedule for the Fund and other money market funds in the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rate and Actual Management Rate with those of the other funds in the Peer Group.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Fund and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and, going forward, the new group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rate and Actual Management Rate were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Fund.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits

34

received by CMA and its affiliates as a result of their relationships with the Fund. Such benefits could include, among others, benefits attributable to CMA's relationship with the Fund (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Fund and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

35

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.

October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and together with all such funds or a group of such funds as the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year's report (the "2006 Report") was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that that CMA's costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

1  CMA and CFD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

36

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management ("Marsico" or "MCM") are well below their peers.

4.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.  The Nations equity Funds' overall performance adjusted for risk was strong. The performance of 16 of the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.  The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund's performance is ranked relative to comparable funds tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.  Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.  Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

E. Possible Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG did not,

37

however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.  An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.  An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA's proposed restructuring of the money market Funds' management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds' management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

15.  The activity-based cost allocation methodology ("ABC") employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG's costs of providing services to the Funds than did asset-based allocation.

16.  The materials that set out CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG's expenses and profitability for each Fund.

17.  In 2006, CMG's complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.  For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico's status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico's costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico's profits would no longer be retained by a CMG affiliate.

19.  CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America ("PB" or "Private Bank"), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

38

III. Recommendations

1)  Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)  Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

3)  Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG's mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)  Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a "Review Fund" to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a "Review Fund."

5)  Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)  Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)  Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year's performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8)  Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund's performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the Columbia Fund share class. This improves the Nations Fund's performance relative to its peers. The difference

39

can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)  Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)  Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1  Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

  Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.  Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

  Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.  Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM's largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM's other large clients.

  Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

4.  Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the

40

Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

  Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.  Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

  Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.  Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

  Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.  Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

  Status: We continue to believe that such a statement would help the Trustees understand CMG's business better and place the fund-by-fund profitability reports in context.

8.  Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

  Status: CMG provided various summary statements of operations.

9.  Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG's profitability.

  Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

* * *

Respectfully submitted,
Steven E. Asher

41

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Money Market Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider the investment objectives, risks, charges and expenses for any Columbia fund before investing. Contact your Columbia Management representative for a prospectus, which contains this and other important information about the fund. Read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

45

Columbia Management®

Columbia Money Market Reserves

Semiannual Report, February 29, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/151122-0208 (04/08) 08/55031

Semiannual Report

February 29, 2008

Columbia Connecticut Municipal Reserves

Columbia Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in the money market funds.

The views expressed in this report reflects the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this financial report for your Columbia Fund. This document provides information that can help support your investment decision-making.

We understand that many factors drove your decision to invest in Columbia funds. Columbia Management’s commitment is to honor that decision by providing investment solutions designed to exceed expectations. As we review the past six months and look forward to those ahead, we hope you will consider how we might support your investment needs beyond the services we provide currently. Some of the many advantages we bring to the table as the Fund’s investment manager include:

■	Broad and deep investment expertise, including dedicated portfolio management, research and trading

■	Strategically positioned investment disciplines and processes

■	Comprehensive compliance and risk management

■	A team-driven culture that draws upon multiple sources to pursue consistent and superior performance

■	A comprehensive array of investment solutions, including equity, fixed-income and cash strategies

Working for you, and with you

Team approach – Rather than rely on the talent or judgment of one individual, Columbia Management takes a team-oriented approach to investing. We draw from the diverse experiences and insights of our people — including portfolio managers, research analysts and traders — to bring multiple investment perspectives and deep expertise to all of our investment management activities.

Client focus – At Columbia Management, our philosophy and culture are anchored in focused solutions and personal service. We are committed to putting our clients’ interests first and we understand the premium our clients place on reliability — whether it’s related to service, investment performance or risk management. Columbia Management is committed to maintaining high standards of reliability on all counts.

While our asset management capabilities are multifaceted and our investment professionals are multitalented, ultimately, everything we do at Columbia Management has a single purpose: to help investors pursue their most important financial goals. We are honored that you’ve chosen to invest with us and look forward to providing the investment solutions and services necessary to sustain a lasting relationship.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Understanding Your Expenses – Columbia Connecticut Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/07 – 02/29/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A	1,000.00	1,000.00	1,015.42	1,023.37	1.50	1.51	0.30
G-Trust	1,000.00	1,000.00	1,014.92	1,023.87	1.00	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds.

1

Understanding Your Expenses – Columbia Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee up to $20. This fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and account value during the period lower, by this amount.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/07 – 02/29/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A	1,000.00	1,000.00	1,015.02	1,023.47	1.40	1.41	0.28
G-Trust	1,000.00	1,000.00	1,015.42	1,023.87	1.00	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds.

2

Investment Portfolio – Columbia Connecticut Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds – 89.1%

		Par ($)	Value ($)
Connecticut – 61.4%
CT Development Authority	Health Care Revenue, Independent Living Program,
	Series 1990, LOC: Chase Manhattan Bank 3.180% 07/01/15 (a)	4,775,000	4,775,000
	Industrial Development Revenue:
	Series 1984, LOC: Citizens Bank of Connecticut 3.020% 12/01/14 (a)	3,150,000	3,150,000
	The Energy Network, Inc.:
	Series 1998, AMT, LOC: Sovereign Bank FSB, 3.050% 09/01/25 (a)	4,925,000	4,925,000
	Series 2000, AMT, LOC: Sovereign Bank FSB, 3.050% 01/01/30 (a)	4,300,000	4,300,000
	Pollution Control Revenue, Central Vermont Public Service,
	Series 1985, LOC: Citizens Bank N.A. 1.750% 12/01/15 (a)	2,600,000	2,600,000
	Solid Waste Program, Rand-Whitney Containerboard LP,
	Series 1993, AMT, LOC: Bank of Montreal 3.030% 08/01/23 (a)	8,500,000	8,500,000
	Water Facility Revenue:
	Series 2004 A, AMT, LOC: Citizens Bank of Rhode Island 3.420% 07/01/28 (a)	3,360,000	3,360,000
	Series 2004 B, LOC: Citizens Bank of Rhode Island 3.370% 09/01/28 (a)	1,125,000	1,125,000

CT Greenwich	Series 2008, 3.000% 01/29/09	5,000,000	5,024,478

CT Health & Educational Facilities Authority	Ascension Health,
	Series 1999 B, 2.900% 11/15/29 (b)	4,260,000	4,260,000
	Hospital of St. Raphael,
	Series 2004 M, LOC: KBC Bank N.V. 2.900% 07/01/24 (a)	6,705,000	6,705,000
	Kingswood Oxford School,
	Series 2002 B, LOC: Allied Irish Bank PLC 2.830% 07/01/30 (a)	2,045,000	2,045,000
	Series 2005 A, LIQ FAC: Helaba 3.170% 07/01/35 (a)	1,525,000	1,525,000

See Accompanying Notes to Financial Statements.

3

Columbia Connecticut Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Connecticut (continued)
	Series 2007 D, LOC: Wachovia Bank N.A. 3.500% 07/01/37 (a)	3,000,000	3,000,000
	Series 2007:
	Insured: MBIA, LIQ FAC: Morgan Stanley 3.310% 07/01/27 (a)	9,500,000	9,500,000
	LIQ FAC: Citigroup Financial Products 3.170% 07/01/42 (a)	5,900,000	5,900,000
	Taft School,
	Series 2000 E, LOC: Wachovia Bank N.A. 3.000% 07/01/30 (a)	4,000,000	4,000,000
	Wesleyan University,
	Series 2005 F, SPA: JPMorgan Chase Bank 3.230% 07/01/40 (a)	10,775,000	10,775,000
	Yale University:
	Series 1997 T-1, 3.000% 07/01/29 (b)	7,985,000	7,985,000
	Series 1999 U-2, 2.800% 07/01/33 (b)	6,095,000	6,095,000
	Series 2001 V-1, 3.050% 07/01/36 (b)	4,750,000	4,750,000
	Series 2001 V-2, 3.050% 07/01/36 (b)	10,505,000	10,505,000
	Series 2003 X-2, 3.400% 07/01/37 (b)	3,930,000	3,930,000
	Series 2003 X-3, 3.000% 07/01/37 (b)	8,195,000	8,195,000

CT Housing Finance Authority	CIL Realty, Inc.,
	Series 2008, LIQ FAC: HSBC Bank USA N.A. 3.350% 07/01/32 (a)	3,200,000	3,200,000
	Series 2005, AMT, LIQ FAC: Lehman Liquidity 3.470% 11/15/29 (a)	9,000,000	9,000,000
	Series 2007, AMT, SPA: Bank of New York 3.390% 11/15/15 (a)	6,030,000	6,030,000

CT Lehman Municipal Trust Receipts	Series 2008 D,
	LIQ FAC: Lehman Brothers 3.550% 07/01/37 (a)	15,600,000	15,600,000
CT Puttable Floating Option Tax-Exempt Receipts	Series 2007,
	LIQ FAC: Merrill Lynch Capital Services 5.260% 07/01/37 (a)	19,390,000	19,390,000

CT South Central Regional Water Authority Water Systems Revenue	Series 2003 B,
	Insured: MBIA, SPA: JPMorgan Chase Bank 7.000% 08/01/32 (a)	17,800,000	17,800,000

See Accompanying Notes to Financial Statements.

4

Columbia Connecticut Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Connecticut (continued)

CT State	Series 1997 B,
	SPA: Bayerische Landesbank 2.850% 05/15/14 (a)	12,870,000	12,870,000
	Series 2001 A,
	SPA: Landesbank Hessen-Thuringen 3.250% 02/15/21 (a)	3,540,000	3,540,000
	Series 2001,
	LIQ FAC: JPMorgan Chase Bank 3.350% 06/15/15 (a)	3,410,000	3,410,000

	Connecticut Total		217,769,478

District of Columbia – 2.1%
DC	Series 2003 D-2,
	Insured: FSA, SPA: DEPFA Bank PLC 2.870% 06/01/26 (a)	7,605,000	7,605,000

	District of Columbia Total		7,605,000

New York – 0.7%
NY New York City Municipal Water Finance Authority	Series 2005 AA-1, 3.400% 06/15/32 (b)	2,500,000	2,500,000

	New York Total		2,500,000

Puerto Rico – 24.9%
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts	Series 2007,
	Insured: FGIC, LIQ FAC: Dexia Credit Local 3.230% 08/01/42 (a)	8,135,000	8,135,000

PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority	Series 2007,
	LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products 3.220% 12/27/08 (a)	17,000,000	17,000,000

PR Commonwealth of Puerto Rico Highway & Transportation Authority	Series 2005,
	Insured: AMBAC, LIQ FAC: Dexia Credit Local 3.230% 07/01/41 (a)	13,000,000	13,000,000
	Series 2008:
	Insured: AMBAC, LIQ FAC: Morgan Stanley 3.250% 07/01/45 (a)	12,490,000	12,490,000
	Insured: FSA, LIQ FAC: Dexia Credit Local 3.560% 01/01/28 (a)	4,410,000	4,410,000
	Insured: MBIA, LIQ FAC: Morgan Stanley 3.250% 07/01/33 (a)	9,200,000	9,200,000

PR Commonwealth of Puerto Rico Infrastructure Financing Authority	Series 2000-2,
	LIQ FAC: Bank of New York 3.190% 10/01/23 (a)(c)	5,080,000	5,080,000

See Accompanying Notes to Financial Statements.

5

Columbia Connecticut Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Puerto Rico (continued)

PR Commonwealth of Puerto Rico Public Buildings Authority	Series 2003,
	Insured: CIFG, LIQ FAC: Morgan Stanley 3.170% 07/01/36 (a)	3,880,000	3,880,000

PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts	Series 2007,
	Insured: FSA, LIQ FAC: Dexia Credit Local 3.230% 07/01/33 (a)	7,000,000	7,000,000

PR Commonwealth of Puerto Rico	Reset Optional Certificates Trust II-R,
	Series 2006, LIQ FAC: Citigroup Financial Products, GTY AGMT: Citigroup Financial Products 3.220% 09/03/09 (a)	8,135,000	8,135,000

	Puerto Rico Total		88,330,000

	Total Municipal Bonds (Cost of $316,204,478)		316,204,478

Commercial Paper – 9.8%

CT Health & Educational Facilities Authority	0.850% 08/06/08	8,800,000	8,800,000
	1.150% 05/21/08	5,000,000	5,000,000
	2.630% 03/11/08	8,800,000	8,800,000

CT New Haven	2.650% 04/08/08	4,000,000	4,000,000
	2.730% 03/05/08	3,405,000	3,405,000
	2.820% 03/14/08	4,655,000	4,655,000

	Total Commercial Paper (Cost of $34,660,000)		34,660,000

	Total Investments –98.9% (Cost of $350,864,478) (d)		350,864,478

	Other Assets & Liabilities, Net – 1.1%		3,866,945

	Net Assets – 100.0%		354,731,423

Notes to Investment Portfolio:

(a)	Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2008.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2008.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the value of this security, which is not illiquid, represents 1.4% of net assets.

(d)	Cost for federal income tax purposes is $350,864,478.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

6

Investment Portfolio – Columbia Massachusetts Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds – 83.9%

		Par ($)	Value ($)
Colorado – 0.2%
CO Pitkin County Industrial Development Revenue	Aspen Skiing Co.,
	Series 1994 B, AMT, LOC: JPMorgan Chase Bank 3.600% 04/01/14 (a)	1,100,000	1,100,000

	Colorado Total		1,100,000

Massachusetts – 70.0%
MA Bay Transportation Authority	Sales Tax Revenue:
	Series 2006, LIQ FAC: Dexia Credit Local 3.190% 07/01/27 (a)	500,000	500,000
	Series 2007, LIQ FAC: JPMorgan Chase Bank 3.410% 07/01/25 (a)	5,665,000	5,665,000
	Series 1999, SPA: Landesbank Baden-Wurttemburg 3.280% 03/01/14 (a)	1,190,000	1,190,000

MA Boston Industrial Development Financing Authority	Fenway Community Health Center,
	Series 2006 A, LOC: Sovereign Bank, LOC: Fifth Third Bank 2.960% 06/01/36 (a)	8,000,000	8,000,000
	Massdevelopment New Markets,
	Series 2006 B, LOC: Sovereign Bank, LOC: Fifth Third Bank 2.960% 06/01/36 (a)	7,000,000	7,000,000

MA Boston Water & Sewer Commission	Series 1994 A, LOC: State Street Bank & Trust Co. 3.250% 11/01/24 (a)	9,170,000	9,170,000

MA Deutsche Bank Spears/Lifers Trust	Series 2008,
	Insured: XLCA, LIQ FAC: Deutsche Bank AG 3.210% 05/01/39 (a)	5,150,000	5,150,000

MA Development Finance Agency	Avalon Action Inc.,
	Series 2006, AMT, Guarantor: FNMA, LIQ FAC: FNMA 3.210% 07/15/40 (a)	5,000,000	5,000,000
	Boston College High School,
	Series 2003, LOC: Citizens Bank of Massachusetts 3.150% 08/01/33 (a)	2,925,000	2,925,000
	Cardinal Cushing Centers, Inc.,
	Series 2003, LOC: Sovereign Bank FSB, LOC: Bank of New York 3.160% 02/01/33 (a)	6,600,000	6,600,000

See Accompanying Notes to Financial Statements.

7

Columbia Massachusetts Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Massachusetts (continued)
	Clarendon Street Associates,
	Series 2006 A, AMT, LOC: Bayerische Landesbank 3.050% 12/01/40 (a)	17,000,000	17,000,000
	Elderhostel, Inc.,
	Series 2000, LOC: Citizens Bank of Massachusetts, LOC: Royal Bank of Scotland 3.190% 08/01/30 (a)	2,500,000	2,500,000
	Governor Dummer Academy,
	Series 2006 D, LOC: Citizens Bank of Massachusetts 3.150% 08/01/36 (a)	7,000,000	7,000,000
	Harvard University,
	Series 2006 B-2, 2.800% 07/15/36 (b)	21,400,000	21,400,000
	Jewish Geriatric Services, Inc.,
	Series 2004, LOC: Sovereign Bank FSB, LOC: Lloyds TSB Bank PLC 3.070% 05/15/34 (a)	1,010,000	1,010,000
	Linden Ponds, Inc.,
	Series 2007 B, LOC: Sovereign Bank FSB, LOC: Fortis Bank SA 3.000% 11/01/42 (a)	15,000,000	15,000,000
	Mystic Valley Regional Charter School,
	Series 2005, LOC: Sovereign Bank FSB, LOC: Bank of Nova Scotia 3.160% 06/15/08 (a)	2,400,000	2,400,000
	Seashore Point Deaconess,
	Series 2007, LOC: Sovereign Bank FSB, LOC: Banco Santander 3.000% 06/01/37 (a)	6,000,000	6,000,000
	Shady Hill School,
	Series 1998 A, LOC: Citizens Bank of Massachusetts 3.160% 10/01/28 (a)	4,500,000	4,500,000
	The Belmont Day School, Inc.,
	Series 2001, LOC: Sovereign Bank FSB, LOC: PNC Bank N.A. 3.150% 07/01/31 (a)	3,900,000	3,900,000
	Various Bridgewell, Inc.,
	Series 2005 A, LOC: KeyBank N.A. 3.040% 06/01/30 (a)	3,585,000	3,585,000

See Accompanying Notes to Financial Statements.

8

Columbia Massachusetts Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Massachusetts (continued)
	Young Men’s Christian Association of the North Shore,
	Series 2002, LOC: KeyBank N.A. 3.090% 11/01/22 (a)	5,315,000	5,315,000

MA Health & Educational Facilities Authority	Boston University:
	Series 1985, LOC: State Street Bank & Trust Co. 2.600% 12/01/29 (a)	7,000,000	7,000,000
	Series 2006, Insured: FGIC, LIQ FAC: JPMorgan Chase Bank 3.410% 10/01/12 (a)	2,835,000	2,835,000
	Harvard University:
	Series 2000 Y, 3.000% 07/01/35 (b)	11,850,000	11,850,000
	Series 2004-1, 3.400% 07/01/29 (b)	5,600,000	5,600,000
	Partners Healthcare Systems, Inc.:
	Series 2003 D-4, SPA: Citibank N.A. 3.060% 07/01/38 (a)	5,550,000	5,550,000
	Series 2005 F-3, SPA: Citibank N.A. 3.060% 07/01/40 (a)	2,455,000	2,455,000
	Series 1985 C, Insured: MBIA, SPA: State Street Bank & Trust Co. 8.000% 07/01/10 (a)	5,960,000	5,960,000
	Series 1985 D,
	Insured: MBIA, SPA: State Street Bank & Trust Co. 4.850% 01/01/35 (a)	1,700,000	1,700,000
	Series 2000 BB,
	3.400% 02/01/34 (b)	15,090,000	15,090,000
	Series 2005,
	LIQ FAC: Lehman Brothers 3.520% 10/01/15 (a)	5,620,000	5,620,000
	Wellesley College,
	Series 2008 I, 3.400% 07/01/39 (b)	3,000,000	3,000,000
MA Housing Finance Agency	Series 2005, AMT,
	Insured: FSA, SPA: Bank of New York 3.210% 07/01/25 (a)	1,500,000	1,500,000
	Series 2006, AMT:
	LIQ FAC: Merrill Lynch Capital Services 3.310% 12/01/28 (a)	3,000,000	3,000,000
	SPA: Bank of New York 3.240% 06/01/31 (a)	1,870,000	1,870,000

See Accompanying Notes to Financial Statements.

9

Columbia Massachusetts Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Massachusetts (continued)
	Series 2007 - 2220, AMT,
	LOC: Morgan Stanley Municipal Funding, Inc. 3.280% 12/01/49 (a)	6,245,000	6,245,000

MA Industrial Finance Agency	Governor Dummer Academy,
	Series 1996, LOC: Citizens Bank of Massachusetts 3.150% 07/01/26 (a)	2,700,000	2,700,000
	Jewish Geriatric Services, Inc.,
	Series 1997 A, LOC: Sovereign Bank FSB, LOC: Lloyds TSB Bank PLC 3.070% 05/15/13 (a)	3,720,000	3,720,000
	Series 1996, AMT, LOC: Citizens Bank of Massachusetts 3.220% 05/01/16 (a)	1,600,000	1,600,000

MA Lehman Municipal Trust Receipts	Series 2006 K-22, AMT,
	LIQ FAC: Lehman Liquidity Co. 3.520% 12/01/48 (a)	5,515,000	5,515,000
	Series 2007,
	Insured: FSA, LIQ FAC: Bank of New York 4.150% 10/15/26 (a)	16,450,000	16,450,000
	Series 2008 D,
	LIQ FAC: Lehman Brothers 3.520% 10/01/42 (a)	17,655,000	17,655,000
	Series 2008,
	LIQ FAC: Lehman Brothers 3.520% 10/01/31 (a)	9,695,000	9,695,000

MA Puttable Floating Option Tax-Exempt Receipts	Series 2007, AMT:
	Insured: FSA: LIQ FAC: Merrill Lynch 3.220% 07/01/26 (a)	3,860,000	3,860,000
	SPA: Merrill Lynch 3.220% 07/01/18 (a)	16,680,000	16,680,000
	Insured: MBIA, LIQ FAC: Merrill Lynch Capital Services 4.500% 07/01/32 (a)	10,075,000	10,075,000
	Series 2007,
	SPA: Merrill Lynch Capital Services 3.760% 11/15/32 (a)	6,400,000	6,400,000

MA State	Series 1997 B,
	SPA: Landesbank Hessen-Thuringen 3.000% 08/01/15 (a)	11,600,000	11,600,000
	Series 2000,
	LIQ FAC: Deutsche Bank A.G. 3.190% 08/01/11 (a)	11,820,000	11,820,000

See Accompanying Notes to Financial Statements.

10

Columbia Massachusetts Municipal Reserves

February 29, 2008 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Massachusetts (continued)

MA Water Resources Authority	Series 1999 B,
	LOC: Landesbank Hessen-Thuringen 2.860% 08/01/28 (a)	8,235,000	8,235,000

	Massachusetts Total		346,090,000

Puerto Rico – 13.7%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority	Series 2007,
	LIQ FAC: Citigroup Financial Products 3.220% 12/27/08 (a)	23,640,000	23,640,000

PR Commonwealth of Puerto Rico Highway & Transportation Authority	Series 2005,
	Insured: AMBAC, LIQ FAC: Dexia Credit Local 3.230% 07/01/41 (a)	25,000,000	25,000,000
	Series 2008,
	Insured: MBIA, LIQ FAC: Morgan Stanley 3.250% 07/01/33 (a)	1,085,000	1,085,000

PR Commonwealth of Puerto Rico Infrastructure Financing Authority	Series 2000-2,
	LIQ FAC: Bank of New York 3.190% 10/01/23 (a)(c)	1,205,000	1,205,000

PR Commonwealth of Puerto Rico Public Buildings Authority	Series 2003,
	Insured: CIFG, LIQ FAC: Morgan Stanley 3.170% 07/01/36 (a)	2,120,000	2,120,000

PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts	Series 2007,
	Insured: FSA, LIQ FAC: Dexia Credit Local 3.230% 07/01/33 (a)	7,000,000	7,000,000

PR Commonwealth of Puerto Rico	Reset Optional Certificates Trust II-R,
	Series 2006, LIQ FAC: Citigroup Financial Products 3.220% 09/03/09 (a)	7,750,000	7,750,000

	Puerto Rico Total		67,800,000

	Total Municipal Bonds (Cost of $414,990,000)		414,990,000

Commercial Paper – 13.7%

MA Development Finance Agency	1.050% 06/12/08	8,600,000	8,600,000
	1.500% 06/12/08	6,900,000	6,900,000
	1.900% 06/19/08	10,000,000	10,000,000

MA Health & Educational Facilities Authority	1.150% 05/21/08	5,000,000	5,000,000
	2.750% 03/05/08	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

11

Columbia Massachusetts Municipal Reserves

February 29, 2008 (Unaudited)

		Par ($)	Value ($)
Commercial Paper (continued)

MA School Board	2.750% 04/04/08	5,000,000	5,000,000

MA State	0.950% 04/03/08	4,500,000	4,500,000
	1.470% 04/08/08	5,000,000	5,000,000
	2.070% 04/04/08	17,500,000	17,500,000

	Total Commercial Paper (Cost of $67,500,000)		67,500,000

	Total Investments – 97.6% (Cost of $482,490,000) (d)		482,490,000

	Other Assets & Liabilities, Net – 2.4%		11,789,390

	Net Assets – 100.0%		494,279,390

Notes to Investment Portfolio:

(a)	Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2008.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2008.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the value of this security, which is not illiquid, represents 0.2% of net assets.

(d)	Cost for federal income tax purposes is $482,490,000.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

12

Statements of Assets and Liabilities – Columbia Money Market Funds

February 29, 2008 (Unaudited)

		Columbia Connecticut Municipal Reserves ($)	Columbia Massachusetts Municipal Reserves ($)
Assets	Investments, at amortized cost approximating value	350,864,478	482,490,000
	Cash	4,165	3,511
	Receivable for:
	Investments sold	3,550,000	11,555,000
	Fund shares sold	—	750
	Interest	1,032,062	1,146,054
	Other assets	1,319	2,306
	Trustees’ deferred compensation plan	24,133	33,092
	Expense reimbursement due from
	investment advisor/administrator	33,387	35,484

	Total Assets	355,509,544	495,266,197

Liabilities	Payable for:
	Investments purchased	—	200,312
	Fund shares repurchased	—	2,750
	Distributions	573,106	529,398
	Investment advisory fee	41,823	53,618
	Administration fee	2,544	5,674
	Transfer agent fee	542	571
	Pricing and bookkeeping fees	9,951	11,064
	Trustees’ fees	22,492	23,529
	Shareholder services fee – Retail A Shares	2,784	11,096
	Custody fee	2,630	1,461
	Legal fee	61,168	84,957
	Chief compliance officer expenses	70	104
	Trustees’ deferred compensation plan	24,133	33,092
	Other liabilities	36,878	29,181

	Total Liabilities	778,121	986,807

	Net Assets	354,731,423	494,279,390

Net Assets Consist of	Paid-in capital	354,728,849	494,208,572
	Undistributed net investment income	198	54,007
	Accumulated net realized gain	2,376	16,811

	Net Assets	354,731,423	494,279,390

Retail A Shares	Net assets	$32,767,747	$129,114,458
	Shares outstanding	32,772,530	129,066,271
	Net asset value per share	$1.00	$1.00

G-Trust Shares	Net assets	$321,963,676	$365,164,932
	Shares outstanding	321,956,321	365,142,302
	Net asset value per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

13

Statements of Operations – Columbia Money Market Funds

For the Six Months Ended February 29, 2008 (Unaudited)

		Columbia Connecticut Municipal Reserves ($)	Columbia Massachusetts Municipal Reserves ($)
Investment Income	Interest	4,701,622	5,833,916

Expenses	Investment advisory fee	218,920	273,373
	Administration fee	95,697	125,160
	Shareholder services fee – Retail A Shares	16,235	48,701
	Transfer agent fee	1,677	1,826
	Pricing and bookkeeping fees	53,183	57,563
	Trustees’ fees	3,258	4,288
	Custody fee	7,388	6,420
	Audit fee	21,144	20,377
	Legal fee	49,883	61,741
	Reports to shareholders	27,420	26,215
	Chief compliance officer expenses	294	334
	Other expenses	15,581	13,757

	Total Expenses	510,680	639,755
	Fees waived/reimbursed by investment advisor and/or administrator	(201,766)	(224,002)
	Expense reductions	(787)	(2,554)

	Net Expenses	308,127	413,199

	Net Investment Income	4,393,495	5,420,717

	Net realized gain on investments	2,376	16,811

	Net Increase Resulting from Operations	4,395,871	5,437,528

See Accompanying Notes to Financial Statements.

14

Statements of Changes in Net Assets – Columbia Money Market Funds

Increase (Decrease) in Net Assets	Columbia Connecticut Municipal Reserves		Columbia Massachusetts Municipal Reserves
	(Unaudited) Six Months Ended February 29, 2008 ($)	Year Ended August 31, 2007 ($)	(Unaudited) Six Months Ended February 29, 2008 ($)	Year Ended August 31, 2007 ($)
Operations
Net investment income	4,393,495	5,816,107	5,420,717	9,709,611
Net realized gain on investments	2,376	11,472	16,811	19,268

Net Increase Resulting from Operations	4,395,871	5,827,579	5,437,528	9,728,879

Distributions to Shareholders
From net investment income:
Retail A Shares	(483,789)	(977,733)	(1,810,092)	(3,253,736)
G-Trust Shares	(3,909,705)	(4,838,374)	(3,610,955)	(6,455,876)

Total Distributions to Shareholders	(4,393,494)	(5,816,107)	(5,421,047)	(9,709,612)
Net Capital Share Transactions	173,307,336	49,422,059	176,931,794	88,333,637

Total Increase in Net Assets	173,309,713	49,433,531	176,948,275	88,352,904

Net Assets
Beginning of period	181,421,710	131,988,179	317,331,115	228,978,211
End of period	354,731,423	181,421,710	494,279,390	317,331,115
Undistributed net investment income at end of period	198	197	54,007	54,337

See Accompanying Notes to Financial Statements.

15

Statements of Changes in Net Assets (continued) – Columbia Money Market Funds

	Columbia Connecticut Municipal Reserves
	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Retail A Shares
Subscriptions	25,062,716	25,062,716	60,451,403	60,451,402
Distributions reinvested	484,004	484,004	976,996	976,996
Redemptions	(27,399,698)	(27,399,698)	(49,163,619)	(49,163,619)

Net Increase (Decrease)	(1,852,978)	(1,852,978)	12,264,780	12,264,779

G-Trust Shares
Subscriptions	341,260,456	341,260,456	307,175,304	307,175,304
Distributions reinvested	6,972	6,972	—	—
Redemptions	(166,107,114)	(166,107,114)	(270,018,024)	(270,018,024)

Net Increase	175,160,314	175,160,314	37,157,280	37,157,280

See Accompanying Notes to Financial Statements.

16

Columbia Massachusetts Municipal Reserves
(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)

120,450,020	120,450,020	193,315,714	193,315,715
1,808,587	1,808,587	3,249,273	3,249,273
(99,653,930)	(99,653,930)	(159,809,388)	(159,809,387)

22,604,677	22,604,677	36,755,599	36,755,601

338,425,416	338,425,416	429,685,062	429,685,062
—	—	—	—
(184,098,299)	(184,098,299)	(378,107,025)	(378,107,026)

154,327,117	154,327,117	51,578,037	51,578,036

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Retail A Shares
	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007		Period Ended August 31, 2006 (a)		Year Ended May 31,				Period Ended May 31, 2003 (c)		Year Ended October 31, 2002
							2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00

Income from Investment Operations:
Net investment income	0.015	(d)	0.033	(d)	0.008	(d)	0.024	(d)	0.010	0.004	0.004		0.009

Less Distributions to Shareholders:
From net investment income	(0.015)		(0.033)		(0.008)		(0.024)		(0.010)	(0.004)	(0.004)		(0.009)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	1.49	%(g)	3.39%		0.83	%(g)	2.43%		1.03%	0.37%	0.37	%(g)	0.88%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.30	%(h)(i)	0.30	%(h)	0.30	%(h)(i)	0.46	%(h)	0.64%	0.63%	0.63	%(i)	0.62%
Waiver/Reimbursement	0.14	%(i)	0.21%		0.33	%(i)	0.14%		0.03%	0.01%	—	%(i)(j)	—	%(j)
Net investment income	2.98	%(h)(i)	3.35	%(h)	3.30	%(h)(i)	2.41	%(h)	0.96%	0.37%	0.64	%(i)	0.87%
Net assets, end of period (000’s)	$32,768		$34,621		$22,354		$24,970		$13,051	$238,118	$269,559		$298,769

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	On November 18, 2005, Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(c)	The Fund changed its fiscal year end from October 31 to May 31.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

G-Trust Shares
	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007		Period Ended August 31, 2006 (a)		Year Ended May 31,				Period Ended May 31, 2004 (d)
							2006 (b)(c)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from Investment Operations:
Net investment income	0.015	(e)	0.034	(e)	0.009	(e)	0.025	(e)	0.011		0.001

Less Distributions to Shareholders:
From net investment income	(0.015)		(0.034)		(0.009)		(0.025)		(0.011)		(0.001)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	1.54	%(h)	3.50%		0.86	%(h)	2.52%		1.13%		0.13	%(h)

Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.20	%(i)(j)	0.20	%(i)	0.20	%(i)(j)	0.37	%(i)	0.55%		0.53	%(j)
Waiver/Reimbursement	0.14	%(j)	0.21%		0.33	%(j)	0.13%		—	%(k)	0.70	%(j)
Net investment income	3.01	%(i)(j)	3.45	%(i)	3.39	%(i)(j)	2.48	%(i)	1.05%		0.48	%(j)
Net assets, end of period (000’s)	$321,964		$146,801		$109,635		$74,575		$94,459		$10

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	Effective on November 23, 2005, Trust Shares were renamed G-Trust Shares.

(c)	On November 18, 2005, the Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(d)	G-Trust Shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.

(e)	Per share data was calculated using the average shares outstanding during the period.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Retail A Shares
	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007		Period Ended August 31, 2006 (a)		Year Ended May 31,				Period Ended May 31, 2003 (c)		Year Ended October 31, 2002
							2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00

Income from Investment Operations:
Net investment income	0.015	(d)	0.034	(d)	0.008	(d)	0.024	(d)	0.011	0.004	0.004		0.010

Less Distributions to Shareholders:
From net investment income	(0.015)		(0.034)		(0.008)		(0.024)		(0.011)	(0.004)	(0.004)		(0.010)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	1.50	%(g)	3.43%		0.84	%(g)	2.47%		1.11%	0.42%	0.39	%(g)	1.02%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.28	%(h)(i)	0.28	%(h)	0.28	%(h)(i)	0.42	%(h)	0.60%	0.59%	0.58	%(i)	0.57%
Waiver/Reimbursement	0.12	%(i)	0.15%		0.19	%(i)	0.08%		0.02%	0.01%	—	%(i)(j)	0.01%
Net investment income	2.97	%(h)(i)	3.38	%(h)	3.31	%(h)(i)	2.48	%(h)	1.04%	0.42%	0.67	%(i)	1.01%
Net assets, end of period (000’s)	$129,114		$106,505		$69,743		$56,919		$38,586	$283,822	$411,600		$447,525

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(c)	The Fund changed its fiscal year end from October 31 to May 31.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

G-Trust Shares
	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007		Period Ended August 31, 2006 (a)		Year Ended May 31,			Period Ended May 31, 2004 (d)
							2006 (b)(c)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.015	(e)	0.035	(e)	0.009	(e)	0.025	(e)	0.012	0.001

Less Distributions to Shareholders:
From net investment income	(0.015)		(0.035)		(0.009)		(0.025)		(0.012)	(0.001)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	1.54	%(h)	3.51%		0.86	%(h)	2.54%		1.19%	0.14	%(h)

Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.20	%(i)(j)	0.20	%(i)	0.20	%(i)(j)	0.34	%(i)	0.52%	0.51	%(j)
Waiver/Reimbursement	0.12	%(j)	0.15%		0.19	%(j)	0.08%		0.01%	0.01	%(j)
Net investment income	2.97	%(i)(j)	3.46	%(i)	3.39	%(i)(j)	2.54	%(i)	1.12%	0.50	%(j)
Net assets, end of period (000’s)	$365,165		$210,826		$159,235		$152,704		$126,602	$912

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	Effective on November 23, 2005, Trust Shares were renamed G-Trust Shares.

(c)	On November 18, 2005, the Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(d)	G-Trust Shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.

(e)	Per share data was calculated using the average shares outstanding during the period.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – Columbia Money Market Funds

February 29, 2008 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. Information presented in these financial statements pertains to Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves (each a “Fund” and collectively, the “Funds”).

Investment Objectives

Columbia Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. Columbia Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers two classes of shares: Retail A and G-Trust shares. Retail A shares are only available to existing shareholders of Retail A shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Funds’ Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Funds’ Board of Trustees has established procedures intended to stabilize the Funds’ net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Funds’ market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Funds’ financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

22

Columbia Money Market Funds

February 29, 2008 (Unaudited)

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2007 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Connecticut Municipal Reserves	$5,745,813	$70,294	$—
Columbia Massachusetts Municipal Reserves	9,608,990	88,071	12,551

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Capital loss carryforwards of $5,885 were utilized during the year ended August 31, 2007 for Columbia Connecticut Municipal Reserves.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 (“FIN 48”) on February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Funds. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Funds’ financial statements and no cumulative effect adjustment was recorded on February 29, 2008. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

23

Columbia Money Market Funds

February 29, 2008 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory services to the Funds. Effective January 1, 2008, Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Funds and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund’s average net assets through December 31, 2008.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of each Fund’s average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Funds and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund’s average net assets.

For the six month period ended February 29, 2008, the annualized effective investment advisory fee rates, net of fee waivers, were 0.15% of each Fund’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average net assets of the Funds and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of each Fund’s average daily net assets, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Funds and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

24

Columbia Money Market Funds

February 29, 2008 (Unaudited)

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to each Fund’s expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Funds also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of  2002.

For the six month period ended February 29, 2008, the amount charged to each Fund by affiliates included in the Statements of Operations under “Pricing and bookkeeping fees” was $3,714.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statements of Operations.

For the six month period ended February 29, 2008, no minimum account balance fees were charged by the Funds.

Shareholder Servicing Fee

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the exclusive distributor of the Funds’ shares.

The Trust has adopted a shareholder services plan (the “Servicing Plan”) with respect to the Retail A shares of the Funds. The Servicing Plan provides compensation to institutions which provide administrative and support services to their customers who beneficially own Retail A shares. Payments under the Servicing Plan are equal to the annual rates of 0.10% and 0.08% for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, respectively.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Funds’ other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2008 so that total expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds’ custodian, will not exceed the annual rate of 0.20% of each Fund’s average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2008.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds’ Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief

25

Columbia Money Market Funds

February 29, 2008 (Unaudited)

Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees” on the Statements of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” on the Statements of Assets and Liabilities.

As the result of fund mergers, the Funds assumed the assets and liabilities of the deferred compensation plan of the acquired funds. The deferred compensation plan of the acquired funds may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended February 29, 2008, these custody credits reduced total expenses by $787 and $2,554 for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, respectively.

Note 6. Shares of Beneficial Interest

As of February 29, 2008, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	1	90.5
Columbia Massachusetts Municipal Reserves	1	73.9

As of February 29, 2008, the Funds had shareholders that held greater than 5% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	1	6.5
Columbia Massachusetts Municipal Reserves	1	25.0

Note 7. Significant Risks and Contingencies

Geographic Concentration Risk

Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, their instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Connecticut and Massachusetts. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state’s specific municipal securities than are municipal bond funds that are not concentrated to the same

26

Columbia Money Market Funds

February 29, 2008 (Unaudited)

extent in these issuers. At February 29, 2008, investment concentrations by state and/or other qualified issuers of each Fund are as follows:

Columbia Connecticut Municipal Reserves	% of Net Assets
Connecticut	71.2%
Puerto Rico	24.9%
District of Columbia	2.1%
New York	0.7%

Columbia Massachusetts Municipal Reserves	% of Net Assets
Massachusetts	83.7%
Puerto Rico	13.7%
Colorado	0.2%

Concentration of Credit Risk

The Funds each hold certain investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default, or that are supported by a letter of credit. Each of the Funds’ insurers is rated Aaa by Moody’s Investors Service, Inc. (“Moody’s”) or rated AAA by Standard & Poor’s (“S&P”), except for Financial Guaranty Insurance Co. (“FGIC”) which is rated A3 and A by Moody’s and S&P, respectively and XL Capital Assurance Inc. (“XLCA”) which is rated A3 and A- by Moody’s and S&P, respectively. Subsequent to February 29, 2008, CIFG Assurance North America, Inc. was downgraded to A1 and A+ by Moody’s and S&P, respectively and FGIC was downgraded to Baa3 and BB by Moody’s and S&P, respectively. FGIC and XLCA remain under review for possible further rating downgrades. At February 29, 2008, investments supported by private issuers that represent greater than 5% of the total net assets of each Fund are as follows:

Columbia Connecticut Municipal Reserves
MBIA Insurance Corp.	10.3%
Ambac Assurance Corp.	7.2%
Financial Security Assurance, Inc.	5.4%

Columbia Massachusetts Municipal Reserves
Financial Security Assurance, Inc.	9.2%
Ambac Assurance Corp.	5.1%

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen

27

Columbia Money Market Funds

February 29, 2008 (Unaudited)

of the Nations Funds that are now known as Columbia Funds and their shareholders, will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG SunAmerica Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

28

Board Consideration and Re-Approval of Investment Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) contemplates that the Board of Trustees of Columbia Funds Series Trust (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC (“CMA”) for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves. The investment advisory agreement with CMA is referred to as an “Advisory Agreement.” The funds identified above are each referred to as a “Fund” and collectively referred to as the “Funds.”

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the “Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). During the fee review process, the Consultant’s role was to manage the review process to ensure that fees are negotiated in a manner that is at arms’ length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant’s report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board’s review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Funds, are provided administration services under a separate contract. The most recent investment adviser registration form (“Form ADV”) for CMA was made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds’ Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA’s compensation program for its personnel involved in the management of the Funds. The Board also considered CMA’s investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Fund Performance and Expenses. The Board considered the one-year, three-year, five-year and ten-year performance results for each of the Funds, as relevant. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. (“Lipper”) to be the most similar to a given Fund (the “Peer Group”) and to the performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), as well as to each Fund’s benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund’s Peer Group and Universe and

29

considered potential imprecision resulting from the selection methodology. The Board also considered these results in comparison to sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding each Fund’s total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund’s Peer Group and Universe, which comparative data was provided by Lipper. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for performance would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund’s one-year performance compared to actual management fees; and (ii) each Fund’s one-year performance compared to total expenses.

Investment Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Funds to CMA for investment advisory services (the “Contractual Management Rates”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the “Actual Management Rates”). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain Funds across the fund complex, including a new fee waiver commitment and group-wide breakpoint fee schedule for the Funds and other money market funds in the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in their respective Peer Groups.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for the Funds.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA’s complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and, going forward, the new group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a

30

registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA. The Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Funds. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA’s methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

31

Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc.1 (“CFD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and together with all such funds or a group of such funds as the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the ”Nations Funds” (the “Trustees”) retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year’s report (the “2006 Report”) was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees…to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees…using…an annual independent written evaluation prepared by or under the direction of…the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that that CMA’s costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

1.	CMA and CFD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

2.	I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the “Funds.”

32

II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management (“Marsico” or “MCM”) are well below their peers.

4.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.	The Nations equity Funds’ overall performance adjusted for risk was strong. The performance of 16 of the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.	The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds’ performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.	The Funds’ management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.	Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.	Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees’ Fee and Performance Evaluation Process

10.	The Trustees’ evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

E. Possible Economies of Scale

11.

CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale

33

economies for individual funds as unreliable. CMG did not, however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.	An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.	An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA’s proposed restructuring of the money market Funds’ management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

15.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG’s costs of providing services to the Funds than did asset-based allocation.

16.	The materials that set out CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG’s expenses and profitability for each Fund.

17.	In 2006, CMG’s complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.	For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico’s status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico’s costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico’s profits would no longer be retained by a CMG affiliate.

19.

CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America (“PB” or “Private Bank”), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense,

34

except for any portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)	Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

3)	Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a “Review Fund.”

5)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)	Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)	Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year’s performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8)

Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund’s performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee)

35

or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the Columbia Fund share class. This improves the Nations Fund’s performance relative to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)	Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)	Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex- wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.	Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.	Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.	Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM’s largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM’s other large clients.

36

Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

4.	Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.	Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.	Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.	Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

Status: We continue to believe that such a statement would help the Trustees understand CMG’s business better and place the fund-by-fund profitability reports in context.

8.	Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

Status: CMG provided various summary statements of operations.

9.	Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG’s profitability.

Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

*                    *                     *

Respectfully submitted,

Steven E. Asher

37

[THIS PAGE INTENTIONALLY LEFT BLANK]

38

[THIS PAGE INTENTIONALLY LEFT BLANK]

39

[THIS PAGE INTENTIONALLY LEFT BLANK]

40

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to fund securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider the investment objectives, risks, charges and expenses for any Columbia fund before investing. Contact your Columbia Management representative for a prospectus, which contains this and other important information about a fund. Read it carefully before you invest.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

41

Columbia Connecticut Municipal Reserves

Columbia Massachusetts Municipal Reserves

Semiannual Report, February 29, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/151124-0208 (04/08) 08/54770

Semiannual Report

February 29, 2008

Columbia Government Plus Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this financial report for your Columbia Fund. This document provides information that can help support your investment decision-making.

We understand that many factors drove your decision to invest in Columbia Funds. Columbia Management’s commitment is to honor that decision by providing investment solutions designed to exceed expectations. As we review the past six months and look forward to those ahead, we hope you will consider how we might support your investment needs beyond the services we provide currently. Some of the many advantages we bring to the table as the Fund’s investment manager include:

■	Broad and deep investment expertise, including dedicated portfolio management, research and trading
■	Strategically positioned investment disciplines and processes
■	Comprehensive compliance and risk management
■	A team-driven culture that draws upon multiple sources to pursue consistent and superior performance
■	A comprehensive array of investment solutions, including equity, fixed-income and cash strategies

Working for you, and with you

Team approach — Rather than rely on the talent or judgment of one individual, Columbia Management takes a team-oriented approach to investing. We draw from the diverse experiences and insights of our people — including portfolio managers, research analysts and traders — to bring multiple investment perspectives and deep expertise to all of our investment management activities.

Client focus — At Columbia Management, our philosophy and culture are anchored in focused solutions and personal service. We are committed to putting our clients’ interests first and we understand the premium our clients place on reliability — whether it’s related to service, investment performance or risk management. Columbia Management is committed to maintaining high standards of reliability on all counts.

While our asset management capabilities are multifaceted and our investment professionals are multitalented, ultimately, everything we do at Columbia Management has a single purpose: to help investors pursue their most important financial goals. We are honored that you’ve chosen to invest with us and look forward to providing the investment solutions and services necessary to sustain a lasting relationship.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Understanding Your Expenses – Columbia Government Plus Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund.

09/01/07 – 02/29/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,022.28	1,023.87	1.01	1.01	0.20
Liquidity Class Shares	1,000.00	1,000.00	1,021.78	1,023.12	1.76	1.76	0.35
Adviser Class Shares	1,000.00	1,000.00	1,021.08	1,022.63	2.26	2.26	0.45
Institutional Class Shares	1,000.00	1,000.00	1,022.18	1,023.67	1.21	1.21	0.24
Retail A Shares	1,000.00	1,000.00	1,021.88	1,023.37	1.51	1.51	0.30
G-Trust Shares	1,000.00	1,000.00	1,022.38	1,023.87	1.01	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds.

1

Financial Statements – Columbia Government Plus Reserves

February 29, 2008 (Unaudited)

A guide to understanding your fund’s financial statements

Investment Portfolio	The investment portfolio details all of the fund’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund’s liabilities (including any unpaid expenses) from the total of the fund’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. This statement also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund’s net asset value per share was affected by the fund’s operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2

Investment Portfolio – Columbia Government Plus Reserves

February 29, 2008 (Unaudited)

Government & Agency Obligations – 59.2%

	Par ($)	Value ($)
U.S. Government Agencies – 59.2%
Federal Farm Credit Bank
3.004% 09/03/09(a)	30,000,000	30,001,443
3.010% 02/23/09(a)	12,000,000	12,000,000
3.014% 03/02/09(a)	18,525,000	18,522,818
3.134% 08/01/08(a)	11,185,000	11,189,354

Federal Home Loan Bank
2.710% 07/07/08	500,000	499,251
2.884% 05/27/09(a)	25,000,000	25,004,119
2.890% 05/20/09(a)	10,000,000	10,000,000
2.908% 11/14/08(a)	1,000,000	999,988
2.935% 08/15/08(a)	22,000,000	22,006,152
2.945% 02/18/09(a)	45,000,000	45,000,696
2.953% 02/23/09(a)	5,000,000	5,000,000
2.976% 02/11/09(a)	20,000,000	20,011,567
3.020% 03/19/08	100,000	99,887
3.020% 04/22/08	875,000	872,204
3.091% 10/30/08(a)	30,000,000	29,998,071
3.558% 10/24/08(a)	3,000,000	2,999,431
3.880% 07/16/09(a)	20,000,000	20,012,980
3.905% 10/16/08(a)	50,000,000	49,993,764
4.000% 04/25/08(a)	375,000	374,268
4.000% 06/03/08	500,000	499,253
4.050% 01/21/09	250,000	249,932
4.420% 01/08/09(a)	20,000,000	20,032,908
4.460% 01/08/10(a)	25,000,000	25,016,366
4.521% 04/04/08(a)	30,000,000	29,998,779
4.841% 09/17/08(a)	2,000,000	2,001,239
4.871% 06/01/09(a)	15,000,000	15,005,368
4.991% 03/04/09(a)	20,000,000	20,023,257
5.250% 06/19/08	7,000,000	6,998,359

Federal Home Loan Mortgage Corp.
2.970% 03/26/08(a)	9,035,000	9,035,560

Federal National Mortgage Association
3.171% 07/28/09(a)	50,000,000	49,979,440
4.265% 03/19/08(b)	75,000,000	74,840,062

U.S. Government Agencies Total		558,266,516

Total Government & Agency Obligations (cost of $558,266,516)		558,266,516

	Par ($)	Value ($)
Repurchase Agreements – 40.8%
Repurchase agreement with Barclays Capital, dated 02/29/08, due 03/03/08, at 3.180%, collateralized by U.S. Government Agency Obligations with various maturities to 02/01/38, market value $134,640,000 (repurchase proceeds $132,034,980)	132,000,000	132,000,000
Repurchase agreement with Credit Suisse First Boston, dated 02/29/08, due 03/03/08, at 3.180%, collateralized by U.S. Government Agency Obligations with various maturities to 02/15/38, market value $134,644,366 (repurchase proceeds $134,034,980)	132,000,000	132,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/29/08, due 03/03/08, at 3.180%, collateralized by U.S. Government Agency Obligations with various maturities to 09/01/37, market value $123,783,121 (repurchase proceeds $121,388,159)	121,356,000	121,356,000

Total Repurchase Agreements (cost of $385,356,000)		385,356,000

Total Investments – 100.0% (cost of $943,622,516)(c)		943,622,516

Other Assets & Liabilities, Net – 0.0%		164,535

Net Assets – 100.0%		943,787,051

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2008.

(b)	The rate shown represents the discount rate at the date of purchase.

(c)	Cost for federal income tax purposes is $943,622,516.

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – Columbia Government Plus Reserves

February 29, 2008 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	558,266,516
	Repurchase agreements, at cost approximating value	385,356,000

	Total investments	943,622,516
	Receivable for:
	Fund shares sold	26,078
	Interest	2,014,484
	Other assets	4,283
	Trustees’ deferred compensation plan	142,991
	Expense reimbursement due from investment advisor/administrator	4,345

	Total Assets	945,814,697

Liabilities	Payable to custodian bank	61,787
	Payable for:
	Fund shares repurchased	42,854
	Distributions	1,579,047
	Investment advisory fee	103,495
	Administration fee	2,318
	Transfer agent fee	1,735
	Pricing and bookkeeping fees	12,539
	Trustees’ fees	23,521
	Shareholder servicing and administration fees	8,428
	Custody fee	697
	Chief compliance officer expenses	129
	Trustees’ deferred compensation plan	142,991
	Other liabilities	48,105

	Total Liabilities	2,027,646

	Net Assets	943,787,051

Net Assets Consist of	Paid-in capital	944,004,246
	Overdistributed net investment income	(51,357)
	Accumulated net realized loss	(165,838)

	Net Assets	943,787,051

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities (continued) – Columbia Government Plus Reserves

February 29, 2008 (Unaudited)

Capital Class Shares	Net assets	$631,263,404
	Shares outstanding	631,371,076
	Net asset value per share	$1.00

Liquidity Class Shares	Net assets	$11,106
	Shares outstanding	11,108
	Net asset value per share	$1.00

Adviser Class Shares	Net assets	$26,930,977
	Shares outstanding	26,933,468
	Net asset value per share	$1.00

Institutional Class Shares	Net assets	$69,151,368
	Shares outstanding	69,158,570
	Net asset value per share	$1.00

Retail A Shares	Net assets	$9,189,611
	Shares outstanding	9,218,252
	Net asset value per share	$1.00

G-Trust Shares	Net assets	$207,240,585
	Shares outstanding	207,327,571
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

5

Statements of Operations – Columbia Government Plus Reserves

For the Six Months Ended February 29, 2008 (Unaudited)

		($)
Investment Income	Interest	17,395,609

Expenses	Investment advisory fee	738,817
	Administration fee	167,185
	Shareholder servicing and administration fees:
	Liquidity Class Shares	19
	Adviser Class Shares	21,132
	Institutional Class Shares	10,942
	Retail A Shares	4,679
	Transfer agent fee	6,953
	Pricing and bookkeeping fees	77,683
	Trustees’ fees	4,287
	Custody fees	668
	Chief compliance officer expenses	392
	Other expenses	148,060

	Total Expenses	1,180,817

	Fees waived or reimbursed by investment advisor and/or administrator	(384,093)
	Fees waived by shareholder services provider – Liquidity Class Shares	(5)
	Expense reductions	(7)

	Net Expenses	796,712

	Net Investment Income	16,598,897

	Net realized gain on investments	9,813

	Net Increase Resulting from Operations	16,608,710

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – Columbia Government Plus Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2008 ($)	Year Ended August 31, 2007 ($)
Operations	Net investment income	16,598,897	30,556,235
	Net realized gain (loss) on investments	9,813	(80,212)

	Net Increase in Resulting from Operations	16,608,710	30,476,023

Distributions to Shareholders	From net investment income:
	Capital Class Shares	(10,414,327)	(16,948,468)
	Liquidity Class Shares	(237)	(521)
	Adviser Class Shares	(337,029)	(390,815)
	Institutional Class Shares	(1,193,782)	(2,321,318)
	Retail A Shares	(205,171)	(504,755)
	G-Trust Shares	(4,448,351)	(10,390,360)

	Total Distributions to Shareholders	(16,598,897)	(30,556,237)
	Net Capital Share Transactions	354,465,591	15,255,195

	Total Increase in Net Assets	354,475,404	15,174,981

Net Assets	Beginning of period	589,311,647	574,136,666
	End of period	943,787,051	589,311,647
	Overdistributed net investment income, at end of period	(51,357)	(51,357)

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – Columbia Government Plus Reserves

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Change in Shares
Capital Class Shares
Subscriptions	1,138,159,017	1,138,159,017	1,057,210,032	1,057,210,032
Distributions reinvested	3,228,147	3,228,147	2,826,581	2,826,581
Redemptions	(849,309,489)	(849,309,489)	(1,038,794,848)	(1,038,794,848)

Net Increase	292,077,675	292,077,675	21,241,765	21,241,765

Liquidity Class Shares
Distributions reinvested	237	237	521	521

Net Increase	237	237	521	521

Adviser Class Shares
Subscriptions	72,742,489	72,742,489	82,672,351	82,672,351
Distributions reinvested	333,792	333,792	386,244	386,244
Redemptions	(48,146,549)	(48,146,549)	(89,312,388)	(89,312,388)

Net Increase (Decrease)	24,929,732	24,929,732	(6,253,793)	(6,253,793)

Institutional Class Shares
Subscriptions	79,914,243	79,914,243	239,510,686	239,510,686
Distributions reinvested	1,193,150	1,193,150	2,174,781	2,174,781
Redemptions	(62,680,359)	(62,680,359)	(229,654,573)	(229,654,573)

Net Increase	18,427,034	18,427,034	12,030,894	12,030,894

Retail A Shares
Subscriptions	157,624	157,624	1,181,874	1,181,874
Distributions reinvested	201,643	201,643	496,539	496,539
Redemptions	(930,674)	(930,674)	(2,576,535)	(2,576,535)

Net Decrease	(571,407)	(571,407)	(898,122)	(898,122)

G-Trust Shares
Subscriptions	232,265,268	232,265,268	422,437,315	422,437,315
Distributions reinvested	342,230	342,230	709,483	709,483
Redemptions	(213,005,178)	(213,005,178)	(434,012,868)	(434,012,868)

Net Increase (Decrease)	19,602,320	19,602,320	(10,866,070)	(10,866,070)

See Accompanying Notes to Financial Statements.

8

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007		Period Ended August 31, 2006(a)(b)		Year Ended October 31,
Capital Class Shares							2005	2004(c)	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.022		0.051		0.037		0.027	0.011	0.011	0.017

Less Distributions to Shareholders:
From net investment income	(0.022)		(0.051)		(0.037)		(0.027)	(0.011)	(0.011)	(0.017)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	2.24	%(f)	5.22%		3.81	%(f)	2.72%	1.07%	1.07%	1.71%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.20	%(g)(h)	0.20	%(g)	0.20	%(g)(h)	0.20%	0.19%	0.18%	0.30%
Waiver/Reimbursement	0.10	%(h)	0.13%		0.12	%(h)	0.11%	0.12%	0.13%	—
Net investment income	4.35	%(g)(h)	5.10	%(g)	4.42	%(g)(h)	2.62%	1.05%	1.04%	1.68%
Net assets, end of period (000’s)	$631,263		$339,180		$317,986		$431,820	$543,400	$724,417	$369,381

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	Effective November 21, 2005, Institutional Shares were exchanged for Capital Class Shares.

(c)	Effective February 28, 2004, Class I Shares were renamed Institutional Shares.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Liquidity Class Shares	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007	Period Ended August 31, 2006(a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.022		0.049	0.035

Less Distributions to Shareholders:
From net investment income	(0.022)		(0.049)	(0.035)

Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total return (c)(d)	2.18	%(e)	5.03%	3.50	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.35	%(g)	0.35%	0.35	%(g)
Waiver/Reimbursement	0.20	%(g)	0.23%	0.22	%(g)
Net investment income (f)	4.34	%(g)	4.92%	4.38	%(g)
Net assets, end of period (000’s)	$11		$11	$10

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	Liquidity Class Shares commenced operations on November 17, 2005.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007		Period Ended August 31, 2006(a)(b)		Year Ended October 31,		Period Ended October 31, 2003(d)
Adviser Class Shares							2005	2004(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.021		0.049		0.035		0.024	0.008	0.005

Less Distributions to Shareholders:
From net investment income	(0.021)		(0.049)		(0.035)		(0.024)	(0.008)	(0.005)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	2.11	%(g)	4.96%		3.59	%(g)	2.47%	0.82%	0.51	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.45	%(h)(i)	0.45	%(h)	0.45	%(h)(i)	0.45%	0.43%	0.43	%(i)
Waiver/Reimbursement	0.10	%(i)	0.13%		0.13	%(i)	0.12%	0.13%	0.13	%(i)
Net investment income	3.99	%(h)(i)	4.85	%(h)	4.17	%(h)(i)	2.37%	0.80%	0.79	%(i)
Net assets, end of period (000’s)	$26,931		$2,001		$8,256		$18,213	$13,439	$57,353

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	Effective November 21, 2005, Preferred Shares were exchanged for Adviser Class Shares.

(c)	Effective February 28, 2004, Class III Shares were renamed Preferred Shares.

(d)	The Fund began offering Adviser Class Shares on February 28, 2003.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Institutional Class Shares	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007	Period Ended August 31, 2006(a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.022		0.051	0.035

Less Distributions to Shareholders:
From net investment income	(0.022)		(0.051)	(0.035)

Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total return (c)(d)	2.22	%(e)	5.18%	3.59	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.24	%(g)	0.24%	0.24	%(g)
Waiver/Reimbursement	0.10	%(g)	0.13%	0.12	%(g)
Net investment income (f)	4.36	%(g)	5.06%	4.37	%(g)
Net assets, end of period (000’s)	$69,151		$50,724	$38,695

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	Institutional Class Shares commenced operations on November 17, 2005.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Retail A Shares	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007	Period Ended August 31, 2006(a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.022		0.050	0.035

Less Distributions to Shareholders:
From net investment income	(0.022)		(0.050)	(0.035)

Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total return (c)(d)	2.19	%(e)	5.12%	3.51	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.30	%(g)	0.30%	0.30	%(g)
Waiver/Reimbursement	0.10	%(g)	0.13%	0.12	%(g)
Net investment income (f)	4.39	%(g)	5.02%	4.39	%(g)
Net assets, end of period (000’s)	$9,190		$9,761	$10,660

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	Retail A Shares commenced operations on November 21, 2005.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

G-Trust Shares	(Unaudited) Six Months Ended February 29, 2008		Year Ended August 31, 2007	Period Ended August 31, 2006(a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.022		0.051	0.035

Less Distributions to Shareholders:
From net investment income	(0.022)		(0.051)	(0.035)

Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total return (c)(d)	2.24	%(e)	5.22%	3.59	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20	%(g)	0.20%	0.20	%(g)
Waiver/Reimbursement	0.10	%(g)	0.13%	0.12	%(g)
Net investment income (f)	4.45	%(g)	5.10%	4.44	%(g)
Net assets, end of period (000’s)	$207,241		$187,636	$198,528

(a)	The Fund changed its fiscal year end from October 31 to August 31.

(b)	G-Trust Shares commenced operations on November 21, 2005.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements – Columbia Government Plus Reserves

February 29, 2008 (Unaudited)

Note 1. Organization

Columbia Government Plus Reserves (the “Fund”) is a series of Columbia Funds Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers six classes of shares: Capital Class, Liquidity Class, Adviser Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds  1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

15

Columbia Government Plus Reserves

February 29, 2008 (Unaudited)

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$30,556,237

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2011	$5,215
2012	204
2013	844
2014	89,176
2015	1,719

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As determined on August 31, 2007, post-October capital losses of $78,493 attributed to security transactions were deferred to September 1, 2007.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 (“FIN 48”) on February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund’s financial statements and no cumulative effect adjustment was

16

Columbia Government Plus Reserves

February 29, 2008 (Unaudited)

recorded on February 29, 2008. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.16% of the Fund’s average net assets through December 31, 2009.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.20% of the Fund’s average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.18%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to waive a portion of its investment advisory fee for the Fund at an annual rate of 0.04% on the first $200 billion of the combined average daily net assets of the Fund and Columbia Prime Reserves.

For the six month period ended February 29, 2008, the Fund’s annualized effective advisory fee rate, net of fee waivers, was 0.14% of the Fund’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.067%
Over $125 billion	0.020%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.067% of the Fund’s average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.067%
Over $150 billion	0.020%

Columbia also voluntarily agreed to waive a portion of its administration fees for the Fund at an annual rate of 0.05% on the first $150 billion of the combined average daily net assets of the Fund and Columbia Prime Reserves.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial

17

Columbia Government Plus Reserves

February 29, 2008 (Unaudited)

reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six month period ended February 29, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under “Pricing and bookkeeping fees” aggregated to $3,714.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six month period ended February 29, 2008, no minimum account balance fees were charged by the Fund.

Distribution and Shareholder Service Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the exclusive distributor of the Fund’s shares.

The Trust has adopted a distribution plan (“Distribution Plan”) for the Liquidity Class shares of the Fund. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the class’ shares.

The Trust also has adopted shareholder servicing plans (“Servicing Plans”) for the Liquidity Class, Adviser Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted a shareholder administration plan (“Administration Plan”) for the Institutional Class shares of the Fund. Under the Administration Plan, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the class shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

18

Columbia Government Plus Reserves

February 29, 2008 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate (after fee waivers)	Plan Limit
Distribution Plan:
Liquidity Class Shares	0.15%*	0.25%**
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Adviser Class Shares	0.25%	0.25%
Retail A Shares	0.10%	0.10%
Administration Plan:
Institutional Class Shares	0.04%	0.04%

*	The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plans fees through December 31, 2009 at an annual rate of 0.10% of the Fund’s Liquidity Class shares average daily net assets, so that combined fees will not exceed 0.15%.

**	To the extent that any Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plans, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund’s Liquidity Class shares.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund’s other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2009, so that the expenses incurred by the Fund (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund’s custodian, will not exceed the annual rate of 0.20% of the Fund’s average net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees” on the Statement of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” on the Statement of Assets and Liabilities.

As the result of a fund merger, the Fund assumed the assets and liabilities of the deferred compensation plan of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 29, 2008, these custody credits reduced total expenses by $7 for the Fund.

Note 6. Shares of Beneficial Interest

As of February 29, 2008, the Fund had one shareholder that held 34.4% of the Fund’s shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or one of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of

19

Columbia Government Plus Reserves

February 29, 2008 (Unaudited)

Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG SunAmerica Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds

20

Columbia Government Plus Reserves

February 29, 2008 (Unaudited)

Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

21

Board Consideration and Re-Approval of Investment Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) contemplates that the Board of Trustees of Columbia Funds Series Trust (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC (“CMA”) for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves. The investment advisory agreement with CMA is referred to as an “Advisory Agreement.” The funds identified above are each referred to as a “Fund” and collectively referred to as the “Funds.”

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the “Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). During the fee review process, the Consultant’s role was to manage the review process to ensure that fees are negotiated in a manner that is at arms’ length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant’s report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board’s review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Funds, are provided administration services under a separate contract. The most recent investment adviser registration form (“Form ADV”) for CMA was made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds’ Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA’s compensation program for its personnel involved in the management of the Funds. The Board also considered CMA’s investment in further developing its research and trading departments.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Fund Performance and Expenses. The Board considered the one-year, three-year, five-year and ten-year performance results for each of the Funds, as relevant. It also considered these results in comparison to the performance results of the group of funds that was determined by Lipper Inc. (“Lipper”) to be the most similar to a given Fund (the “Peer Group”) and to the performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), as well as to each Fund’s benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund’s Peer Group and Universe and considered potential imprecision resulting from the selection

22

methodology. The Board also considered these results in comparison to sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market mutual funds.

The Board received and considered statistical information regarding each Fund’s total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund’s Peer Group and Universe, which comparative data was provided by Lipper. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for performance would differ from the composition for performance to provide a more accurate basis of comparison. The Board focused primarily on Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund’s one-year performance compared to actual management fees; and (ii) each Fund’s one-year performance compared to total expenses.

Investment Advisory Fee Rates. The Board reviewed and considered the proposed contractual investment advisory fee rates together with the administration fee rates payable by the Funds to CMA for investment advisory services (the “Contractual Management Rates”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the “Actual Management Rates”). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain Funds across the fund complex, including a new fee waiver commitment and group-wide breakpoint fee schedule for the Funds and other money market funds in the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in their respective Peer Groups.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for the Funds.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA’s complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through fee waiver arrangements and, going forward, the new group-wide breakpoint fee schedule.

The Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

23

Other Benefits to CMA. The Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Funds. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA’s methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

24

Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc. 1 (“CFD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and together with all such funds or a group of such funds as the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Nations Funds” (the “Trustees”) retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year’s report (the “2006 Report”) was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees…to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees…using…an annual independent written evaluation prepared by or under the direction of…the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that that CMA’s costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

1	CMA and CFD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

2	I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the “Funds.”

25

II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management (“Marsico” or “MCM”) are well below their peers.

4.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.	The Nations equity Funds’ overall performance adjusted for risk was strong. The performance of 16 0f the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.	The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds’ performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.	The Funds’ management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.	Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.	Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees’ Fee and Performance Evaluation Process

10.	The Trustees’ evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

E. Possible Economies of Scale

11.

CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale

26

economies for individual funds as unreliable. CMG did not, however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.	An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.	An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA’s proposed restructuring of the money market Funds’ management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

15.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG’s costs of providing services to the Funds than did asset-based allocation.

16.	The materials that set out CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG’s expenses and profitability for each Fund.

17.	In 2006, CMG’s complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.	For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico’s status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico’s costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico’s profits would no longer be retained by a CMG affiliate.

19.	CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America (“PB” or “Private Bank”), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

27

III. Recommendations

1)	Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

3)	Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a “Review Fund.”

5)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)	Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)	Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year’s performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8)

Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund’s performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as

28

deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the Columbia Fund share class. This improves the Nations Fund’s performance relative to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)	Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)	Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.	Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.	Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.	Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM’s largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM’s other large clients.

Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

29

4.	Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.	Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.	Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.	Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

Status: We continue to believe that such a statement would help the Trustees understand CMG’s business better and place the fund-by-fund profitability reports in context.

8.	Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

Status: CMG provided various summary statements of operations.

9.	Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG’s profitability.

Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

*    *    *

Respectfully submitted,

Steven E. Asher

30

[THIS PAGE INTENTIONALLY LEFT BLANK]

31

[THIS PAGE INTENTIONALLY LEFT BLANK]

32

Important Information About This Report – Columbia Government Plus Reserves

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Government Plus Reserves

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider the investment objectives, risk, charges and expenses for any Columbia fund before investing. Contact your Columbia Management representative for a prospectus, which contains this and other important information about the fund. Read it carefully before you invest.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA and SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

33

Columbia Government Plus Reserves

Semiannual Report, February 29, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/151221-0208 (04/08) 08-54655

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 28, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 28, 2008